UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1:	Schedule of Investments

Vanguard 500 Index Fund
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.7%)

Auto & Transportation (2.3%)
United Parcel Service, Inc.	10,603,071	$732,990
FedEx Corp.	2,899,902	252,668
Burlington Northern Santa Fe Corp.	3,575,842	213,835
Union Pacific Corp.	2,525,909	181,108
Ford Motor Co.	17,745,261	174,968
^ General Motors Corp.	5,415,428	165,766
Norfolk Southern Corp.	3,873,616	157,114
Harley-Davidson, Inc.	2,627,634	127,283
PACCAR, Inc.	1,641,477	111,440
Southwest Airlines Co.	6,634,442	98,521
CSX Corp.	2,077,426	96,559
Genuine Parts Co.	1,666,637	71,499
*^ The Goodyear Tire & Rubber Co.	1,686,301	26,289
* Navistar International Corp.	590,748	19,158
Delphi Corp.	5,386,838	14,868
Dana Corp.	1,442,893	13,578
Visteon Corp.	1,234,749	12,076
Cooper Tire & Rubber Co.	588,082	8,980

		2,478,700

Consumer Discretionary (12.2%)
Wal-Mart Stores, Inc.	23,917,275	1,048,055
Time Warner, Inc.	44,951,073	814,064
Home Depot, Inc.	20,495,682	781,705
Gillette Co.	8,870,119	516,241
Viacom Inc. Class B	15,037,339	496,383
Lowe's Cos., Inc.	7,465,782	480,796
The Walt Disney Co.	19,248,876	464,475
Target Corp.	8,471,312	439,915
* eBay Inc.	10,631,204	438,006
* Yahoo! Inc.	12,007,991	406,350
McDonald's Corp.	11,970,425	400,890
The News Corp., Inc.	23,448,736	365,566
Kimberly-Clark Corp.	4,561,074	271,521
Cendant Corp.	10,019,084	206,794
Carnival Corp.	4,133,086	206,572
Costco Wholesale Corp.	4,588,695	197,727
* Starbucks Corp.	3,679,525	184,344
The McGraw-Hill Cos., Inc.	3,579,165	171,943
Clear Channel Communications, Inc.	5,191,757	170,757
Federated Department Stores, Inc.	2,539,029	169,785
Best Buy Co., Inc.	3,876,494	168,744
* Kohl's Corp.	3,298,303	165,509
* Electronic Arts Inc.	2,906,486	165,350
Gannett Co., Inc.	2,336,835	160,844
Waste Management, Inc.	5,382,340	153,989
Staples, Inc.	7,036,648	150,021
NIKE, Inc. Class B	1,829,186	149,408
Omnicom Group Inc.	1,743,831	145,837
Yum! Brands, Inc.	2,732,902	132,300
* Sears Holdings Corp.	978,779	121,780
Avon Products, Inc.	4,507,830	121,711
Starwood Hotels & Resorts Worldwide, Inc.	2,084,419	119,166
Harrah's Entertainment, Inc.	1,758,272	114,622
* Coach, Inc.	3,639,707	114,141
* Bed Bath & Beyond, Inc.	2,832,043	113,791
J.C. Penney Co., Inc. (Holding Co.)	2,397,854	113,706
Marriott International, Inc. Class A	1,639,458	103,286
The Gap, Inc.	5,549,346	96,725
* Apollo Group, Inc. Class A	1,400,515	92,980
TJX Cos., Inc.	4,461,559	91,373
* Office Depot, Inc.	3,029,127	89,965
International Game Technology	3,266,078	88,184
Tribune Co.	2,539,099	86,050
R.R. Donnelley & Sons Co.	2,056,706	76,242
Nordstrom, Inc.	2,120,286	72,768
* Fisher Scientific International Inc.	1,167,595	72,449
Hilton Hotels Corp.	3,137,660	70,033
Limited Brands, Inc.	3,343,334	68,304
Eastman Kodak Co.	2,751,769	66,951
Mattel, Inc.	3,865,509	64,477
Black & Decker Corp.	770,891	63,282
Newell Rubbermaid, Inc.	2,637,283	59,734
* Univision Communications Inc.	2,204,562	58,487
Robert Half International, Inc.	1,619,875	57,651
Dollar General Corp.	3,070,878	56,320
Cintas Corp.	1,322,969	54,308
Tiffany & Co.	1,364,463	54,265
Wendy's International, Inc.	1,106,413	49,955
VF Corp.	856,037	49,624
Whirlpool Corp.	640,001	48,493
* Interpublic Group of Cos., Inc.	4,051,123	47,155
* AutoZone Inc.	532,778	44,354
New York Times Co. Class A	1,391,677	41,402
Liz Claiborne, Inc.	1,027,922	40,418
Darden Restaurants Inc.	1,287,091	39,089
Knight Ridder	664,555	38,996
Leggett & Platt, Inc.	1,806,605	36,493
* Monster Worldwide Inc.	1,167,531	35,855
* AutoNation, Inc.	1,728,430	34,517
Hasbro, Inc.	1,712,101	33,643
The Stanley Works	695,557	32,469
Jones Apparel Group, Inc.	1,134,353	32,329
Alberto-Culver Co. Class B	722,319	32,324
^ RadioShack Corp.	1,285,965	31,892
Family Dollar Stores, Inc.	1,579,287	31,380
Reebok International Ltd.	503,635	28,491
International Flavors & Fragrances, Inc.	782,312	27,882
Circuit City Stores, Inc.	1,576,166	27,047
Sabre Holdings Corp.	1,255,455	25,461
OfficeMax, Inc.	677,378	21,453
Meredith Corp.	401,689	20,040
Snap-On Inc.	554,801	20,039
* Convergys Corp.	1,341,937	19,284
* Allied Waste Industries, Inc.	2,089,567	17,657
Maytag Corp.	766,298	13,993
Dillard's Inc.	618,151	12,907
* Big Lots Inc.	1,092,379	12,005
Viacom Inc. Class A	143,386	4,763
News Corp., Inc., Class B	9,800	162

		12,938,214

Consumer Staples (7.4%)
Altria Group, Inc.	19,873,984	1,464,911
The Procter & Gamble Co.	23,843,207	1,417,717
PepsiCo, Inc.	15,990,190	906,804
The Coca-Cola Co.	19,883,347	858,762
Walgreen Co.	9,790,168	425,383
Anheuser-Busch Cos., Inc.	7,438,442	320,150
Colgate-Palmolive Co.	4,974,013	262,578
CVS Corp.	7,784,106	225,817
Sysco Corp.	6,061,718	190,156
General Mills, Inc.	3,504,902	168,936
* The Kroger Co.	6,932,422	142,739
Sara Lee Corp.	7,512,330	142,359
Wm. Wrigley Jr. Co.	1,721,480	123,740
ConAgra Foods, Inc.	4,959,116	122,738
H.J. Heinz Co.	3,263,821	119,260
Kellogg Co.	2,453,257	113,169
Safeway, Inc.	4,296,450	109,989
The Hershey Co.	1,757,997	98,993
Albertson's, Inc.	3,528,102	90,496
The Clorox Co.	1,453,593	80,733
Reynolds American Inc.	818,604	67,961
UST, Inc.	1,573,856	65,882
Coca-Cola Enterprises, Inc.	2,886,575	56,288
Campbell Soup Co.	1,772,759	52,740
* Constellation Brands, Inc. Class A	1,877,555	48,816
Brown-Forman Corp. Class B	795,048	47,337
Tyson Foods, Inc.	2,406,873	43,444
McCormick & Co., Inc.	1,282,585	41,851
SuperValu Inc.	1,301,101	40,490
The Pepsi Bottling Group, Inc.	1,330,860	37,996
Molson Coors Brewing Co. Class B	548,179	35,089

		7,923,324

Financial Services (21.0%)
Citigroup, Inc.	49,508,503	2,253,627
Bank of America Corp.	38,475,524	1,619,819
American International Group, Inc.	24,850,335	1,539,727
JPMorgan Chase & Co.	33,639,121	1,141,375
Wells Fargo & Co.	16,164,496	946,755
Wachovia Corp.	15,104,731	718,834
American Express Co.	11,874,160	682,052
Morgan Stanley	10,400,630	561,010
Merrill Lynch & Co., Inc.	8,870,625	544,213
The Goldman Sachs Group, Inc.	4,450,662	541,111
U.S. Bancorp	17,501,493	491,442
Fannie Mae	9,268,619	415,420
Freddie Mac	6,616,847	373,587
MetLife, Inc.	7,243,769	360,957
Allstate Corp.	6,289,492	347,746
Prudential Financial, Inc.	4,912,358	331,879
^ Washington Mutual, Inc.	8,422,625	330,335
Lehman Brothers Holdings, Inc.	2,605,813	303,525
MBNA Corp.	12,044,782	296,783
First Data Corp.	7,388,363	295,535
St. Paul Travelers Cos., Inc.	6,468,154	290,226
SunTrust Banks, Inc.	3,468,070	240,857
Automatic Data Processing, Inc.	5,555,748	239,119
The Hartford Financial Services Group Inc.	2,867,692	221,300
Capital One Financial Corp.	2,764,303	219,817
The Bank of New York Co., Inc.	7,454,100	219,225
AFLAC Inc.	4,804,084	217,625
SLM Corp.	3,998,340	214,471
BB&T Corp.	5,242,672	204,726
Progressive Corp. of Ohio	1,888,371	197,845
Fifth Third Bancorp	5,320,343	195,416
Countrywide Financial Corp.	5,693,614	187,775
National City Corp.	5,445,817	182,108
The Chubb Corp.	1,899,246	170,077
PNC Financial Services Group	2,784,328	161,547
Marsh & McLennan Cos., Inc.	5,125,536	155,765
State Street Corp.	3,168,620	155,009
Golden West Financial Corp.	2,446,920	145,323
CIGNA Corp.	1,231,138	145,102
Charles Schwab Corp.	9,952,317	143,612
Regions Financial Corp.	4,409,419	137,221
ACE Ltd.	2,761,049	129,962
Simon Property Group, Inc. REIT	1,753,324	129,956
Equity Office Properties Trust REIT	3,931,803	128,609
Mellon Financial Corp.	4,003,947	128,006
The Principal Financial Group, Inc.	2,678,352	126,874
KeyCorp	3,919,371	126,400
Moody's Corp.	2,420,462	123,637
Loews Corp.	1,298,105	119,958
Franklin Resources Corp.	1,421,643	119,361
Paychex, Inc.	3,189,386	118,262
Bear Stearns Co., Inc.	1,076,995	118,200
North Fork Bancorp, Inc.	4,580,763	116,809
ProLogis REIT	2,365,589	104,819
Equity Residential REIT	2,749,813	104,080
Aon Corp.	3,049,886	97,840
Vornado Realty Trust REIT	1,129,084	97,801
Comerica, Inc.	1,601,856	94,349
XL Capital Ltd. Class A	1,344,590	91,472
Northern Trust Corp.	1,777,551	89,855
CIT Group Inc.	1,931,526	87,266
Marshall & Ilsley Corp.	1,984,064	86,327
Lincoln National Corp.	1,651,905	85,932
AmSouth Bancorp	3,355,493	84,760
Synovus Financial Corp.	2,986,573	82,788
* Fiserv, Inc.	1,801,425	82,631
M & T Bank Corp.	773,724	81,790
T. Rowe Price Group Inc.	1,242,152	81,113
Archstone-Smith Trust REIT	2,028,620	80,881
MBIA, Inc.	1,283,619	77,813
Sovereign Bancorp, Inc.	3,463,046	76,326
H & R Block, Inc.	3,108,953	74,553
Ambac Financial Group, Inc.	1,024,200	73,804
Cincinnati Financial Corp.	1,673,400	70,099
Plum Creek Timber Co. Inc. REIT	1,762,419	66,813
Jefferson-Pilot Corp.	1,290,434	66,032
SAFECO Corp.	1,197,779	63,937
* E*TRADE Financial Corp.	3,550,173	62,483
Zions Bancorp	862,902	61,447
UnumProvident Corp.	2,853,890	58,505
MGIC Investment Corp.	891,583	57,240
Compass Bancshares Inc.	1,191,324	54,598
Public Storage, Inc. REIT	792,224	53,079
Torchmark Corp.	999,412	52,799
* Providian Financial Corp.	2,821,862	49,891
Huntington Bancshares Inc.	2,211,229	49,686
Equifax, Inc.	1,247,078	43,573
First Horizon National Corp.	1,198,242	43,556
Apartment Investment & Management Co. Class A REIT	914,465	35,463
Janus Capital Group Inc.	2,135,339	30,856
Federated Investors, Inc.	811,557	26,968
Dow Jones & Co., Inc.	563,703	21,528
Ryder System, Inc.	614,871	21,041

		22,351,726

Health Care (12.9%)
Johnson & Johnson	28,485,489	1,802,562
Pfizer Inc.	70,579,600	1,762,373
* Amgen, Inc.	11,814,816	941,286
UnitedHealth Group Inc.	12,095,713	679,779
Abbott Laboratories	14,885,006	631,124
Medtronic, Inc.	11,597,019	621,832
Wyeth	12,843,006	594,246
Eli Lilly & Co.	10,857,274	581,081
Merck & Co., Inc.	21,025,038	572,091
Bristol-Myers Squibb Co.	18,728,826	450,615
* WellPoint Inc.	5,875,860	445,508
Schering-Plough Corp.	14,137,425	297,593
Cardinal Health, Inc.	4,087,209	259,293
Aetna Inc.	2,776,532	239,170
Baxter International, Inc.	5,960,936	237,662
Guidant Corp.	3,160,288	217,712
* Caremark Rx, Inc.	4,308,947	215,146
* Gilead Sciences, Inc.	4,365,824	212,878
HCA Inc.	4,321,832	207,102
* Genzyme Corp.-General Division	2,457,868	176,082
* St. Jude Medical, Inc.	3,491,231	163,390
* Zimmer Holdings, Inc.	2,368,461	163,163
* Medco Health Solutions, Inc.	2,914,809	159,819
McKesson Corp.	2,952,005	140,073
Stryker Corp.	2,782,116	137,520
* Boston Scientific Corp.	5,655,068	132,159
* Biogen Idec Inc.	3,239,815	127,908
* Forest Laboratories, Inc.	3,254,616	126,832
Becton, Dickinson & Co.	2,393,298	125,481
Allergan, Inc.	1,252,330	114,738
* Express Scripts Inc.	1,424,067	88,577
* Coventry Health Care Inc.	1,028,335	88,457
Biomet, Inc.	2,389,826	82,951
Quest Diagnostics, Inc.	1,594,008	80,561
* MedImmune Inc.	2,358,879	79,376
AmerisourceBergen Corp.	993,997	76,836
* Humana Inc.	1,555,956	74,499
C.R. Bard, Inc.	1,008,879	66,616
* Laboratory Corp. of America Holdings	1,294,350	63,048
* Hospira, Inc.	1,530,870	62,720
Health Management Associates Class A	2,368,348	55,585
IMS Health, Inc.	2,162,948	54,441
* Tenet Healthcare Corp.	4,488,895	50,410
* Chiron Corp.	1,044,123	45,545
Bausch & Lomb, Inc.	514,793	41,533
Mylan Laboratories, Inc.	2,093,512	40,321
* Watson Pharmaceuticals, Inc.	997,996	36,537
* King Pharmaceuticals, Inc.	2,317,345	35,641
* Millipore Corp.	493,660	31,046
Manor Care, Inc.	757,713	29,104

		13,720,022

Integrated Oils (6.5%)
ExxonMobil Corp.	60,377,691	3,836,398
Chevron Corp.	21,564,378	1,395,862
ConocoPhillips Co.	13,329,328	931,853
Occidental Petroleum Corp.	3,828,340	327,055
Marathon Oil Corp.	3,504,912	241,594
Amerada Hess Corp.	764,925	105,177
Murphy Oil Corp.	1,572,623	78,427

		6,916,366

Other Energy (3.7%)
Schlumberger Ltd.	5,633,484	475,353
Halliburton Co.	4,867,376	333,513
Valero Energy Corp.	2,873,576	324,887
Devon Energy Corp.	4,339,864	297,888
Burlington Resources, Inc.	3,648,785	296,719
Apache Corp.	3,148,784	236,851
Anadarko Petroleum Corp.	2,263,260	216,707
Baker Hughes, Inc.	3,262,132	194,684
* Transocean Inc.	3,148,382	193,027
EOG Resources, Inc.	2,299,225	172,212
XTO Energy, Inc.	3,459,330	156,777
Williams Cos., Inc.	5,478,883	137,246
BJ Services Co.	3,086,941	111,099
* National Oilwell Varco Inc.	1,660,312	109,249
* Nabors Industries, Inc.	1,506,778	108,232
Kerr-McGee Corp.	1,104,689	107,276
Sunoco, Inc.	1,308,067	102,291
* Weatherford International Ltd.	1,325,435	91,004
Noble Corp.	1,309,195	89,627
El Paso Corp.	6,313,124	87,752
Rowan Cos., Inc.	1,043,144	37,021
*^ Calpine Corp.	5,451,311	14,119
*^ Dynegy, Inc.	2,751,502	12,960

		3,906,494

Materials & Processing (3.3%)
Dow Chemical Co.	9,236,611	384,890
E.I. du Pont de Nemours & Co.	9,525,663	373,120
Alcoa Inc.	8,353,998	204,005
Newmont Mining Corp. (Holding Co.)	4,272,965	201,556
Monsanto Co.	2,572,310	161,412
Weyerhaeuser Co.	2,345,543	161,256
Archer-Daniels-Midland Co.	6,228,293	153,590
Praxair, Inc.	3,095,856	148,384
International Paper Co.	4,696,805	139,965
Masco Corp.	4,121,229	126,439
Phelps Dodge Corp.	928,337	120,619
Air Products & Chemicals, Inc.	2,122,797	117,051
PPG Industries, Inc.	1,626,789	96,290
Nucor Corp.	1,496,184	88,260
Georgia Pacific Group	2,492,845	84,906
Freeport-McMoRan Copper & Gold, Inc. Class B	1,698,329	82,522
American Standard Cos., Inc.	1,757,201	81,798
Vulcan Materials Co.	979,829	72,713
Rohm & Haas Co.	1,393,341	57,308
Ecolab, Inc.	1,764,993	56,356
Avery Dennison Corp.	1,056,127	55,330
Fluor Corp.	830,794	53,487
MeadWestvaco Corp.	1,762,742	48,687
Sherwin-Williams Co.	1,091,098	48,085
United States Steel Corp.	1,094,592	46,356
Temple-Inland Inc.	1,082,037	44,201
Sigma-Aldrich Corp.	646,771	41,432
Ashland, Inc.	708,803	39,154
Ball Corp.	1,045,488	38,411
* Sealed Air Corp.	793,889	37,678
Eastman Chemical Co.	780,959	36,682
Engelhard Corp.	1,150,861	32,121
Louisiana-Pacific Corp.	1,062,186	29,412
Bemis Co., Inc.	1,024,115	25,296
* Pactiv Corp.	1,434,070	25,125
Allegheny Technologies Inc.	805,879	24,966
* Hercules, Inc.	1,082,128	13,224

		3,552,087

Producer Durables (4.2%)
The Boeing Co.	7,858,026	533,953
United Technologies Corp.	9,813,003	508,706
Caterpillar, Inc.	6,480,879	380,752
Emerson Electric Co.	3,955,526	284,007
Applied Materials, Inc.	15,536,641	263,501
Lockheed Martin Corp.	3,484,743	212,709
Northrop Grumman Corp.	3,419,416	185,845
Illinois Tool Works, Inc.	1,999,142	164,589
* Agilent Technologies, Inc.	4,715,823	154,443
Deere & Co.	2,309,723	141,355
* Xerox Corp.	9,187,495	125,409
Ingersoll-Rand Co.	3,230,005	123,483
Danaher Corp.	2,275,591	122,495
D. R. Horton, Inc.	2,607,853	94,456
KLA-Tencor Corp.	1,893,044	92,305
Pitney Bowes, Inc.	2,191,345	91,467
Pulte Homes, Inc.	2,054,389	88,174
Rockwell Collins, Inc.	1,691,667	81,741
Centex Corp.	1,229,565	79,405
Dover Corp.	1,938,839	79,085
Parker Hannifin Corp.	1,146,694	73,744
* Lexmark International, Inc.	1,137,573	69,449
Cooper Industries, Inc. Class A	887,207	61,341
KB HOME	743,379	54,415
Goodrich Corp.	1,164,176	51,620
* Thermo Electron Corp.	1,547,496	47,818
* Waters Corp.	1,102,058	45,846
W.W. Grainger, Inc.	725,538	45,651
American Power Conversion Corp.	1,638,541	42,438
Cummins Inc.	444,641	39,124
Molex, Inc.	1,385,027	36,953
Novellus Systems, Inc.	1,329,024	33,332
Pall Corp.	1,192,670	32,798
* Teradyne, Inc.	1,883,821	31,083
Tektronix, Inc.	809,451	20,422
* Andrew Corp.	1,558,955	17,382
Molex, Inc. Class A	4,051	104

		4,511,400

Technology (13.8%)
Microsoft Corp.	88,222,991	2,269,978
Intel Corp.	58,346,477	1,438,241
International Business Machines Corp.	15,281,264	1,225,863
* Cisco Systems, Inc.	61,196,860	1,097,260
Hewlett-Packard Co.	27,435,260	801,110
* Dell Inc.	22,957,739	785,155
QUALCOMM Inc.	15,612,697	698,668
Texas Instruments, Inc.	15,542,246	526,882
Motorola, Inc.	23,643,431	522,283
* Oracle Corp.	36,114,415	447,458
* Apple Computer, Inc.	7,946,243	425,998
* EMC Corp.	23,083,670	298,703
* Corning, Inc.	14,096,114	272,478
* Symantec Corp.	11,470,016	259,911
General Dynamics Corp.	1,925,019	230,136
Raytheon Co.	4,321,667	164,310
Adobe Systems, Inc.	4,707,205	140,510
*^ Lucent Technologies, Inc.	42,562,549	138,328
Maxim Integrated Products, Inc.	3,140,022	133,922
Analog Devices, Inc.	3,565,835	132,435
* Sun Microsystems, Inc.	32,653,619	128,002
* Broadcom Corp.	2,706,999	126,985
Computer Associates International, Inc.	4,437,011	123,393
Electronic Data Systems Corp.	4,968,932	111,503
Linear Technology Corp.	2,937,814	110,432
Autodesk, Inc.	2,187,159	101,572
* Advanced Micro Devices, Inc.	3,814,637	96,129
Xilinx, Inc.	3,346,772	93,208
Rockwell Automation, Inc.	1,738,798	91,982
L-3 Communications Holdings, Inc.	1,136,871	89,892
National Semiconductor Corp.	3,286,913	86,446
* Computer Sciences Corp.	1,770,120	83,744
* Network Appliance, Inc.	3,525,241	83,689
* Micron Technology, Inc.	5,902,627	78,505
* Intuit, Inc.	1,735,497	77,768
* Freescale Semiconductor, Inc. Class B	3,160,288	74,520
* Altera Corp.	3,569,366	68,210
* Affiliated Computer Services, Inc. Class A	1,202,768	65,671
* NCR Corp.	1,779,947	56,798
* NVIDIA Corp.	1,616,308	55,407
Scientific-Atlanta, Inc.	1,466,974	55,026
Siebel Systems, Inc.	5,001,270	51,663
* Jabil Circuit, Inc.	1,647,922	50,954
* Comverse Technology, Inc.	1,927,576	50,637
* Tellabs, Inc.	4,287,806	45,108
* BMC Software, Inc.	2,088,612	44,070
Applera Corp.-Applied Biosystems Group	1,871,328	43,490
* Avaya Inc.	4,063,343	41,852
* Citrix Systems, Inc.	1,631,496	41,016
* LSI Logic Corp.	3,745,231	36,891
* Solectron Corp.	9,308,866	36,398
* Compuware Corp.	3,715,591	35,298
* JDS Uniphase Corp.	15,793,254	35,061
* Mercury Interactive Corp.	830,513	32,888
* QLogic Corp.	869,067	29,722
* Novell, Inc.	3,657,655	27,250
* ADC Telecommunications, Inc.	1,115,379	25,498
PerkinElmer, Inc.	1,246,981	25,401
Symbol Technologies, Inc.	2,327,193	22,527
* Unisys Corp.	3,267,053	21,693
* Sanmina-SCI Corp.	5,044,313	21,640
* Parametric Technology Corp.	2,612,736	18,211
* Freescale Semiconductor, Inc. Class A	719,000	16,832
* PMC Sierra Inc.	1,747,942	15,399
* CIENA Corp.	5,544,977	14,639
* Applied Micro Circuits Corp.	2,931,529	8,795
* Gateway, Inc.	2,530,692	6,833

		14,668,277

Utilities (7.4%)
Verizon Communications Inc.	26,479,625	865,619
SBC Communications Inc.	31,638,194	758,368
Sprint Nextel Corp.	28,086,610	667,900
* Comcast Corp. Class A	19,210,843	564,415
BellSouth Corp.	17,546,052	461,461
Exelon Corp.	6,421,124	343,145
Dominion Resources, Inc.	3,263,499	281,118
TXU Corp.	2,298,818	259,491
Duke Energy Corp.	8,870,623	258,756
Southern Co.	7,151,107	255,724
Alltel Corp.	3,656,025	238,044
FPL Group, Inc.	3,773,231	179,606
FirstEnergy Corp.	3,158,277	164,609
AT&T Corp.	7,680,133	152,067
American Electric Power Co., Inc.	3,765,092	149,474
Entergy Corp.	1,987,803	147,734
Edison International	3,119,804	147,504
Public Service Enterprise Group, Inc.	2,289,009	147,321
PG&E Corp.	3,572,552	140,223
PPL Corp.	3,633,847	117,482
Sempra Energy	2,452,630	115,421
Consolidated Edison Inc.	2,340,038	113,609
Progress Energy, Inc.	2,405,898	107,664
Constellation Energy Group, Inc.	1,704,290	104,984
Ameren Corp.	1,951,022	104,360
* AES Corp.	6,254,468	102,761
Kinder Morgan, Inc.	915,027	87,989
Cinergy Corp.	1,905,324	84,615
DTE Energy Co.	1,702,683	78,085
Xcel Energy, Inc.	3,856,351	75,623
NiSource, Inc.	2,610,179	63,297
KeySpan Corp.	1,669,517	61,405
* Qwest Communications International Inc.	14,604,658	59,879
* Comcast Corp. Special Class A	1,817,671	52,313
* Allegheny Energy, Inc.	1,558,260	47,870
Citizens Communications Co.	3,286,295	44,529
CenterPoint Energy Inc.	2,961,237	44,034
CenturyTel, Inc.	1,245,069	43,553
Pinnacle West Capital Corp.	945,628	41,683
TECO Energy, Inc.	1,992,743	35,909
* CMS Energy Corp.	2,102,582	34,587
NICOR Inc.	423,645	17,806
Peoples Energy Corp.	365,994	14,413

		7,836,450

Other (5.0%)
General Electric Co.	101,512,939	3,417,941
Tyco International Ltd.	19,380,440	539,745
3M Co.	7,326,218	537,451
Honeywell International Inc.	8,188,907	307,084
Johnson Controls, Inc.	1,843,591	114,395
Fortune Brands, Inc.	1,397,726	113,677
ITT Industries, Inc.	887,696	100,842
Textron, Inc.	1,280,806	91,859
Eaton Corp.	1,411,599	89,707
Brunswick Corp.	931,472	35,144

		5,347,845

TOTAL COMMON STOCKS
(Cost $76,013,916)		106,150,905

TEMPORARY CASH INVESTMENTS (0.4%)

Money Market Fund (0.4%)
** Vanguard Market Liquidity Fund, 3.744%	405,235,839	405,236

	Face Amount ($000)

U.S. Agency Obligation (0.0%)
† Federal National Mortgage Assn
(1) 3.468%, 10/12/05	25,000	24,977

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $430,213)		430,213

TOTAL INVESTMENTS (100.1%)
(Cost $76,444,129)		106,581,118

OTHER ASSETS AND LIABILITIES—NET (-0.1%)		(122,283)

NET ASSETS (100%)		$106,458,835

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
† The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1) Securities with a value of $24,977,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $76,444,129,000. Net unrealized appreciation of investment securities for tax purposes was $30,136,989,000, consisting of unrealized gains of $37,961,494,000 on securities that had risen in value since their purchase and $7,824,505,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	2,622	161,817	(54)
S&P 500 Index	398	122,813	221

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Extended Market Index Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (99.4%)

Auto & Transportation (3.0%)
Expeditors International of Washington, Inc.	350,666	$19,911
C.H. Robinson Worldwide, Inc.	281,743	18,065
BorgWarner, Inc.	185,995	10,501
Oshkosh Truck Corp.	241,204	10,410
Tidewater Inc.	199,670	9,718
CNF Inc.	172,350	9,048
Gentex Corp.	514,594	8,954
Laidlaw International Inc.	329,196	7,957
J.B. Hunt Transport Services, Inc.	416,769	7,923
* Yellow Roadway Corp.	190,874	7,906
Landstar System, Inc.	192,676	7,713
Alexander & Baldwin, Inc.	144,460	7,691
Lear Corp.	220,574	7,493
Polaris Industries, Inc.	138,491	6,862
* Kansas City Southern	269,295	6,277
Overseas Shipholding Group Inc.	97,263	5,673
*^ JetBlue Airways Corp.	307,992	5,421
Skywest, Inc.	190,436	5,107
* AMR Corp.	456,720	5,106
Modine Manufacturing Co.	114,888	4,214
* TRW Automotive Holdings Corp.	139,881	4,104
* Kirby Corp.	82,955	4,100
ArvinMeritor, Inc.	231,224	3,866
Thor Industries, Inc.	113,666	3,865
Forward Air Corp.	104,287	3,842
Wabtec Corp.	138,711	3,784
^ General Maritime Corp.	101,942	3,753
* AirTran Holdings, Inc.	286,352	3,625
UTI Worldwide, Inc.	44,660	3,470
* EGL, Inc.	123,255	3,346
Florida East Coast Industries, Inc. Class A	73,327	3,321
Winnebago Industries, Inc.	108,532	3,144
* Swift Transportation Co., Inc.	172,433	3,052
Knight Transportation, Inc.	124,374	3,030
Heartland Express, Inc.	148,358	3,018
Arkansas Best Corp.	83,785	2,922
Werner Enterprises, Inc.	168,827	2,919
* Aviall, Inc.	84,650	2,859
* Offshore Logistics, Inc.	76,617	2,835
* Alaska Air Group, Inc.	89,687	2,606
* TBC Corp.	74,107	2,556
* Tenneco Automotive, Inc.	144,758	2,535
American Axle & Manufacturing Holdings, Inc.	105,014	2,424
* Old Dominion Freight Line, Inc.	71,428	2,392
Pacer International, Inc.	89,825	2,368
* Hub Group, Inc.	62,410	2,291
* Fleetwood Enterprises, Inc.	186,046	2,288
* Genesee & Wyoming Inc. Class A	69,157	2,192
* Continental Airlines, Inc. Class B	215,622	2,083
Wabash National Corp.	99,565	1,957
Bandag, Inc.	43,137	1,849
* AAR Corp.	106,084	1,823
* Gulfmark Offshore, Inc.	56,101	1,810
Freightcar America Inc.	37,512	1,530
OMI Corp.	84,906	1,517
* Republic Airways Holdings Inc.	101,857	1,458
^ Superior Industries International, Inc.	65,849	1,417
* Keystone Automotive Industries, Inc.	47,930	1,381
* ExpressJet Holdings, Inc.	138,092	1,239
* RailAmerica, Inc.	104,030	1,238
* ABX Air, Inc.	147,360	1,208
*^ US Airways Group Inc.	56,512	1,187
Sea Containers Ltd. Class A	100,100	1,173
Maritrans Inc.	35,762	1,144
* Commercial Vehicle Group Inc.	54,342	1,138
The Greenbrier Cos., Inc.	32,847	1,092
Monaco Coach Corp.	73,617	1,085
* Aftermarket Technology Corp.	58,670	1,079
Sauer-Danfoss, Inc.	50,511	1,010
* USA Truck, Inc.	36,860	933
* Celadon Group Inc.	40,645	906
* Frontier Airlines, Inc.	91,843	898
* World Air Holdings Inc.	84,017	891
* Mesa Air Group Inc.	102,686	847
Arctic Cat, Inc.	41,035	843
* SCS Transportation, Inc.	53,404	839
Marine Products Corp.	74,343	820
* Strattec Security Corp.	15,333	795
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	184,642	757
Noble International, Ltd.	31,081	751
* Marten Transport, Ltd.	26,837	679
Todd Shipyards Corp.	34,242	654
* P.A.M. Transportation Services, Inc.	39,834	644
Coachmen Industries, Inc.	50,270	578
Spartan Motors, Inc.	52,505	571
Supreme Industries, Inc. Class A	59,500	559
* Universal Truckload Services, Inc.	29,791	554
* National R. V. Holdings, Inc.	101,070	531
* MAIR Holdings, Inc.	89,813	524
* Proliance International Inc.	92,214	505
* Patriot Transportation Holding, Inc.	6,178	424
* R&B, Inc.	40,346	414
* Impco Technologies Inc.	65,943	396
* Petroleum Helicopters, Inc.	12,735	395
* Central Freight Lines, Inc.	174,542	364
* Stoneridge, Inc.	44,216	363
* Pinnacle Airlines Corp.	55,473	361
* Frozen Food Express Industries, Inc.	30,914	324
* Covenant Transport, Inc.	26,676	323
* Hayes Lemmerz International, Inc.	71,690	321
* U.S. Xpress Enterprises, Inc.	26,991	315
* Miller Industries, Inc.	15,700	308
Titan International, Inc.	22,329	307
* Accuride Corp.	20,800	287
Quixote Corp.	13,036	279
* Quality Distribution Inc.	30,101	241
Standard Motor Products, Inc.	29,204	237
* Dynamex Inc.	14,297	224
* Midwest Air Group Inc.	100,826	215
* Odyssey Marine Exploration, Inc.	57,550	212
* Dura Automotive Systems, Inc.	30,296	122
* Hawaiian Holdings, Inc.	35,200	103
* Raytech Corp.	73,671	92
* Sports Resorts International, Inc.	74,001	73
Providence and Worcester Railroad Co.	4,200	59
* FLYi, Inc.	95,880	25
Bandag, Inc. Class A	600	22
* Allied Holdings, Inc.	39,000	9
* Featherlite Manufacturing, Inc.	200	1

		309,770

Consumer Discretionary (20.2%)
* Google Inc.	608,333	192,513
* Liberty Media Corp.	8,476,815	68,238
* Amazon.com, Inc.	813,317	36,843
* DirecTV Group, Inc.	2,102,823	31,500
*^ Sirius Satellite Radio, Inc.	4,370,583	28,627
Harman International Industries, Inc.	216,859	22,178
* Chico's FAS, Inc.	594,686	21,884
* Liberty Global, Inc. Series C	838,998	21,604
EchoStar Communications Corp. Class A	713,422	21,096
* Liberty Global Inc. Class A	721,094	19,527
* VeriSign, Inc.	872,391	18,643
* MGM Mirage, Inc.	398,233	17,431
*^ XM Satellite Radio Holdings, Inc.	459,982	16,518
* IAC/InterActiveCorp	649,591	16,467
The Neiman Marcus Group, Inc. Class A	161,105	16,102
Royal Caribbean Cruises, Ltd.	366,121	15,816
Michaels Stores, Inc.	445,384	14,724
* Williams-Sonoma, Inc.	382,592	14,672
Abercrombie & Fitch Co.	287,632	14,338
Republic Services, Inc. Class A	406,145	14,333
Washington Post Co. Class B	17,766	14,257
* Mohawk Industries, Inc.	173,848	13,951
* Advance Auto Parts, Inc.	360,071	13,928
* Activision, Inc.	669,934	13,700
E.W. Scripps Co. Class A	268,962	13,440
* Discovery Holding Co. Class A	921,893	13,312
Estee Lauder Cos. Class A	371,427	12,937
* Getty Images, Inc.	150,140	12,918
ServiceMaster Co.	950,356	12,868
* ChoicePoint Inc.	297,225	12,831
Manpower Inc.	286,452	12,716
* Lamar Advertising Co. Class A	278,317	12,624
* Iron Mountain, Inc.	339,535	12,461
Fastenal Co.	203,961	12,460
GTECH Holdings Corp.	380,777	12,208
CDW Corp.	206,593	12,172
* Career Education Corp.	338,476	12,036
Ross Stores, Inc.	480,592	11,390
Foot Locker, Inc.	515,251	11,305
* Brinker International, Inc.	289,230	10,863
* CarMax, Inc.	343,610	10,745
* Urban Outfitters, Inc.	362,112	10,646
American Eagle Outfitters, Inc.	449,752	10,583
* O'Reilly Automotive, Inc.	367,418	10,354
PETsMART, Inc.	471,080	10,260
Station Casinos, Inc.	154,447	10,249
The Corporate Executive Board Co.	131,205	10,231
Polo Ralph Lauren Corp.	198,566	9,988
Aramark Corp. Class B	352,776	9,423
* Expedia, Inc.	462,585	9,164
* Warner Music Group Corp.	489,513	9,061
* Saks Inc.	466,983	8,639
Service Corp. International	1,003,610	8,320
* The Cheesecake Factory Inc.	257,677	8,050
* Laureate Education Inc.	163,834	8,023
The Brink's Co.	193,044	7,926
Outback Steakhouse, Inc.	215,995	7,905
Claire's Stores, Inc.	326,382	7,876
* Pixar, Inc.	175,470	7,810
* Weight Watchers International, Inc.	149,330	7,702
* Dollar Tree Stores, Inc.	353,416	7,651
* Scientific Games Corp.	244,626	7,583
Belo Corp. Class A	317,645	7,261
* Education Management Corp.	219,362	7,072
* Tech Data Corp.	190,224	6,983
* Penn National Gaming, Inc.	219,650	6,833
Barnes & Noble, Inc.	180,168	6,792
* Jarden Corp.	164,184	6,743
* R.H. Donnelley Corp.	104,439	6,607
Adesa, Inc.	294,069	6,499
* Valassis Communications, Inc.	163,715	6,382
*^ Wynn Resorts Ltd.	140,927	6,363
* AnnTaylor Stores Corp.	239,266	6,353
Lee Enterprises, Inc.	149,048	6,332
* BJ's Wholesale Club, Inc.	224,216	6,233
John Wiley & Sons Class A	148,043	6,179
Boyd Gaming Corp.	142,900	6,162
* ITT Educational Services, Inc.	124,704	6,154
* Timberland Co.	181,448	6,129
International Speedway Corp.	116,098	6,092
SCP Pool Corp.	173,598	6,064
American Greetings Corp. Class A	220,985	6,055
* CNET Networks, Inc.	430,367	5,840
The McClatchy Co. Class A	87,499	5,708
Regis Corp.	148,070	5,600
* Quiksilver, Inc.	385,550	5,571
* ValueClick, Inc.	323,305	5,525
* Gaylord Entertainment Co.	114,962	5,478
* Copart, Inc.	228,196	5,447
* Waste Connections, Inc.	153,963	5,401
* Sonic Corp.	197,231	5,394
Applebee's International, Inc.	259,949	5,378
* United Stationers, Inc.	109,791	5,255
* Pacific Sunwear of California, Inc.	245,019	5,253
* Panera Bread Co.	102,093	5,225
Reader's Digest Association, Inc.	326,315	5,211
CBRL Group, Inc.	154,310	5,194
* Take-Two Interactive Software, Inc.	232,722	5,141
Borders Group, Inc.	230,753	5,116
The Toro Co.	138,262	5,083
Harte-Hanks, Inc.	191,571	5,063
* Corrections Corp. of America REIT	127,418	5,058
* Tractor Supply Co.	109,721	5,009
Dex Media, Inc.	172,781	4,802
* PHH Corp.	174,524	4,792
* United Natural Foods, Inc.	135,074	4,776
* Rent-A-Center, Inc.	245,876	4,748
* Men's Wearhouse, Inc.	177,227	4,732
* Guitar Center, Inc.	85,548	4,723
* Resources Connection, Inc.	157,384	4,663
Media General, Inc. Class A	79,079	4,587
IKON Office Solutions, Inc.	459,354	4,584
* Argosy Gaming Co.	97,494	4,581
* Zale Corp.	167,800	4,561
Ruby Tuesday, Inc.	209,232	4,553
*^ GameStop Corp.	144,142	4,536
* Labor Ready, Inc.	175,210	4,494
Westwood One, Inc.	222,112	4,418
* THQ Inc.	203,839	4,346
* Scholastic Corp.	115,888	4,283
* Hewitt Associates, Inc.	155,635	4,246
Arbitron Inc.	103,758	4,134
* EarthLink, Inc.	385,547	4,125
Banta Corp.	79,210	4,031
* Marvel Entertainment, Inc.	224,835	4,018
Matthews International Corp.	105,658	3,993
Tupperware Corp.	175,076	3,988
* Linens 'n Things, Inc.	149,261	3,985
Wolverine World Wide, Inc.	189,120	3,981
* Corinthian Colleges, Inc.	299,465	3,974
* Entercom Communications Corp.	125,317	3,959
MSC Industrial Direct Co., Inc. Class A	118,222	3,921
* MPS Group, Inc.	331,429	3,911
* Payless ShoeSource, Inc.	223,786	3,894
* P.F. Chang's China Bistro, Inc.	86,742	3,889
* Aeropostale, Inc.	182,047	3,869
Strayer Education, Inc.	40,392	3,818
Choice Hotel International, Inc.	58,042	3,752
Phillips-Van Heusen Corp.	120,191	3,728
* School Specialty, Inc.	75,506	3,683
* CEC Entertainment Inc.	115,614	3,672
Ethan Allen Interiors, Inc.	117,085	3,671
* Charming Shoppes, Inc.	343,093	3,661
* DeVry, Inc.	191,878	3,655
* FTI Consulting, Inc.	144,635	3,653
Watson Wyatt & Co. Holdings	135,234	3,645
Chemed Corp.	84,067	3,643
* Aztar Corp.	117,152	3,609
The Yankee Candle Co., Inc.	145,306	3,560
* Jack in the Box Inc.	117,075	3,502
* Bright Horizons Family Solutions, Inc.	90,296	3,467
* Texas Roadhouse, Inc.	227,964	3,397
*^ Dick's Sporting Goods, Inc.	110,649	3,332
* aQuantive, Inc.	163,955	3,300
* The Advisory Board Co.	63,009	3,279
Callaway Golf Co.	215,565	3,253
ADVO, Inc.	103,571	3,241
Nu Skin Enterprises, Inc.	169,804	3,235
* PETCO Animal Supplies, Inc.	151,832	3,213
Pier 1 Imports Inc.	282,926	3,189
* Tetra Tech, Inc.	186,817	3,142
* Navigant Consulting, Inc.	163,757	3,138
*^ Netflix.com, Inc.	120,006	3,119
Furniture Brands International Inc.	171,918	3,100
^ Regal Entertainment Group Class A	154,327	3,093
Aaron Rents, Inc. Class B	145,537	3,078
*^ Shuffle Master, Inc.	114,620	3,029
Catalina Marketing Corp.	132,133	3,005
* ProQuest Co.	82,411	2,983
* Too Inc.	108,344	2,972
* Insight Enterprises, Inc.	159,448	2,966
Jackson Hewitt Tax Service Inc.	123,501	2,953
* Fossil, Inc.	161,210	2,932
* DreamWorks Animation SKG, Inc.	105,276	2,912
* Rare Hospitality International Inc.	111,736	2,872
Administaff, Inc.	72,123	2,866
* Spectrum Brands Inc.	121,633	2,864
* The Warnaco Group, Inc.	130,478	2,859
* Dollar Thrifty Automotive Group, Inc.	83,632	2,816
* Genesco, Inc.	74,793	2,785
G & K Services, Inc. Class A	69,343	2,731
* Las Vegas Sands Corp.	81,750	2,690
* Emmis Communications, Inc.	120,228	2,656
ABM Industries Inc.	127,119	2,645
Bob Evans Farms, Inc.	116,294	2,641
* Central Garden and Pet Co.	58,169	2,632
IHOP Corp.	64,509	2,628
* Hibbett Sporting Goods, Inc.	117,134	2,606
World Fuel Services Corp.	79,907	2,593
* Global Imaging Systems, Inc.	75,922	2,585
*^ Midway Games Inc.	169,425	2,574
* InfoSpace, Inc.	107,650	2,570
* Wesco International, Inc.	75,528	2,558
* ShopKo Stores, Inc.	99,186	2,531
* Citadel Broadcasting Corp.	183,940	2,525
* CoStar Group, Inc.	53,813	2,514
K-Swiss, Inc.	84,995	2,513
* The Children's Place Retail Stores, Inc.	70,450	2,511
* CMGI Inc.	1,492,956	2,493
The Pep Boys (Manny, Moe & Jack)	178,696	2,473
* West Corp.	66,130	2,473
Gevity HR, Inc.	90,722	2,471
* Coldwater Creek Inc.	97,963	2,471
* Pinnacle Entertainment, Inc.	134,052	2,457
^ Nautilus Inc.	110,616	2,441
Stage Stores, Inc.	90,407	2,429
* Electronics Boutique Holdings Corp.	38,553	2,423
United Online, Inc.	174,054	2,411
* Gemstar-TV Guide International, Inc.	811,399	2,402
* Red Robin Gourmet Burgers	52,096	2,388
Liberty Corp.	50,632	2,374
Kellwood Co.	91,325	2,361
* Select Comfort Corp.	118,102	2,360
Amerco, Inc.	40,043	2,330
* Columbia Sportswear Co.	50,129	2,326
* First Advantage Corp. Class A	78,848	2,318
Talbots Inc.	76,666	2,294
* Papa John's International, Inc.	45,663	2,289
Macquarie Infrastructure Company Trust	80,783	2,278
* Hot Topic, Inc.	148,204	2,276
MAXIMUS, Inc.	62,986	2,252
Burlington Coat Factory Warehouse Corp.	59,030	2,246
^ La-Z-Boy Inc.	170,090	2,243
Hearst-Argyle Television Inc.	87,224	2,241
Domino's Pizza, Inc.	95,429	2,225
Hollinger International, Inc.	226,716	2,222
* Korn/Ferry International	134,863	2,210
* The Sports Authority, Inc.	74,140	2,183
* Alderwoods Group, Inc.	132,482	2,170
* Nutri/System Inc.	86,576	2,166
Sonic Automotive, Inc.	97,109	2,158
Kelly Services, Inc. Class A	70,272	2,155
United Auto Group, Inc.	65,144	2,152
Rollins, Inc.	110,134	2,150
* Group 1 Automotive, Inc.	75,929	2,096
Blyth, Inc.	93,510	2,084
* WMS Industries, Inc.	73,816	2,076
* Educate, Inc.	136,903	2,054
Stewart Enterprises, Inc. Class A	309,088	2,049
Speedway Motorsports, Inc.	55,988	2,034
Finish Line, Inc.	139,377	2,034
* RC2 Corp.	59,613	2,013
*^ Leapfrog Enterprises, Inc.	133,740	1,975
Oxford Industries, Inc.	43,767	1,975
Landry's Restaurants, Inc.	67,283	1,971
Triarc Cos., Inc. Class B	128,520	1,963
* Ventiv Health, Inc.	74,784	1,960
Stein Mart, Inc.	96,404	1,957
Journal Register Co.	120,486	1,949
* USANA Health Sciences, Inc.	40,787	1,946
Brown Shoe Co., Inc.	58,763	1,939
Viad Corp.	70,408	1,926
CKE Restaurants Inc.	145,916	1,923
* Prestige Brands Holdings Inc.	154,431	1,903
Cato Corp. Class A	94,750	1,888
*^ Overstock.com, Inc.	49,131	1,884
* The Dress Barn, Inc.	82,712	1,883
*^ Central European Distribution Corp.	43,184	1,839
Ameristar Casinos, Inc.	86,758	1,808
* Cogent Inc.	75,596	1,795
* California Pizza Kitchen, Inc.	61,127	1,787
* priceline.com, Inc.	92,365	1,784
* CSK Auto Corp.	117,716	1,752
* Alliance Gaming Corp.	160,082	1,737
* Hudson Highland Group, Inc.	68,350	1,707
Journal Communications, Inc.	114,172	1,701
* Six Flags, Inc.	235,916	1,696
* Revlon, Inc. Class A	524,511	1,689
* PRIMEDIA Inc.	411,766	1,684
Tuesday Morning Corp.	65,003	1,682
* Dolby Laboratories Inc.	104,845	1,678
* Entravision Communications Corp.	210,458	1,656
*^ JAMDAT Mobile Inc.	78,730	1,653
*^ Helen of Troy Ltd.	79,767	1,646
* Heidrick & Struggles International, Inc.	50,254	1,627
* Earle M. Jorgensen Co.	170,600	1,626
* 99 Cents Only Stores	174,008	1,610
* Consolidated Graphics, Inc.	37,261	1,604
* Brightpoint, Inc.	83,103	1,591
*^ Marchex, Inc.	95,677	1,584
* Playtex Products, Inc.	142,701	1,570
Ambassadors Group, Inc.	70,232	1,566
* GSI Commerce, Inc.	78,447	1,561
* Carter's, Inc.	27,435	1,558
Fred's, Inc.	124,079	1,552
Christopher & Banks Corp.	111,810	1,551
* Cox Radio, Inc.	101,539	1,543
* Elizabeth Arden, Inc.	71,447	1,542
The Stride Rite Corp.	119,666	1,534
Big 5 Sporting Goods Corp.	64,274	1,534
* Steak n Shake Co.	84,312	1,530
* Teletech Holdings Inc.	152,445	1,527
* Lin TV Corp.	109,445	1,527
* Cenveo Inc.	146,279	1,517
* Radio One, Inc.	115,109	1,514
^ Pre-Paid Legal Services, Inc.	39,108	1,513
Oakley, Inc.	86,966	1,508
* Vail Resorts Inc.	51,692	1,486
* The Pantry, Inc.	38,925	1,455
*^ Intermix Media Inc.	120,300	1,439
Lithia Motors, Inc.	49,566	1,436
CDI Corp.	48,559	1,434
Russell Corp.	101,821	1,430
* Guess ?, Inc.	66,576	1,427
*^ Blue Nile Inc.	44,712	1,415
^ Charles & Colvard Ltd.	56,637	1,414
Bowne & Co., Inc.	98,862	1,413
* Insight Communications Co., Inc.	120,356	1,400
* LoJack Corp.	65,669	1,388
Lone Star Steakhouse & Saloon, Inc.	53,186	1,383
* K2 Inc.	121,062	1,380
Central Parking Corp.	90,632	1,355
* CRA International Inc.	32,206	1,343
* Cross Country Healthcare, Inc.	71,653	1,330
* CBIZ Inc.	260,466	1,328
* Vertrue Inc.	35,968	1,307
The Marcus Corp.	65,095	1,305
* Sirva Inc.	174,197	1,300
* Forrester Research, Inc.	62,192	1,295
* Lifeline Systems, Inc.	38,480	1,286
* The Gymboree Corp.	94,287	1,286
*^ Martha Stewart Living Omnimedia, Inc.	50,750	1,270
* MarineMax, Inc.	49,244	1,255
* J. Jill Group, Inc.	77,937	1,233
infoUSA Inc.	115,851	1,230
* Jos. A. Bank Clothiers, Inc.	28,395	1,227
* Steven Madden, Ltd.	53,484	1,226
* Ryan's Restaurant Group, Inc.	103,921	1,213
* Isle of Capri Casinos, Inc.	56,341	1,205
* Universal Technical Institute Inc.	33,626	1,197
* SOURCECORP, Inc.	55,022	1,180
* Source Interlink Cos., Inc.	105,997	1,172
Clark, Inc.	68,943	1,160
* LKQ Corp.	38,370	1,159
* Coinstar, Inc.	61,993	1,147
* Mikohn Gaming Corp.	85,749	1,140
* Crown Media Holdings, Inc.	103,979	1,139
*^ Charter Communications, Inc.	758,307	1,137
* Luby's, Inc.	86,843	1,134
* Jo-Ann Stores, Inc.	65,455	1,132
Churchill Downs, Inc.	31,993	1,130
Cherokee Inc.	31,764	1,111
* Spherion Corp.	145,763	1,108
* Midas Inc.	55,671	1,107
American Woodmark Corp.	32,811	1,102
Dover Motorsports, Inc.	160,214	1,096
* ValueVision Media, Inc.	96,342	1,093
* Casella Waste Systems, Inc.	82,483	1,083
*^ Build-A-Bear-Workshop, Inc.	48,355	1,078
* JAKKS Pacific, Inc.	65,774	1,068
*^ Tempur-Pedic International Inc.	89,916	1,065
*^ TiVo Inc.	192,009	1,054
* Cumulus Media Inc.	84,141	1,051
* The Sportsman's Guide Inc.	38,372	1,048
* BJ's Restaurants Inc.	51,103	1,044
* Rural/Metro Corp.	117,169	1,037
* A.C. Moore Arts & Crafts, Inc.	53,421	1,025
* NetRatings, Inc.	67,020	1,020
* Asbury Automotive Group, Inc.	59,489	1,013
Handleman Co.	78,857	996
* DTS Inc.	58,964	993
The Buckle, Inc.	29,104	989
National Presto Industries, Inc.	22,891	980
World Wrestling Entertainment, Inc.	75,365	980
* Cost Plus, Inc.	53,972	980
Kenneth Cole Productions, Inc.	35,470	968
Sinclair Broadcast Group, Inc.	107,861	957
* AMN Healthcare Services, Inc.	61,747	955
* O'Charley's Inc.	66,389	950
*^ Krispy Kreme Doughnuts, Inc.	151,589	949
* Wireless Facilities, Inc.	161,369	936
* Brookstone, Inc.	46,722	932
* LECG Corp.	40,495	931
* EZCORP, Inc.	57,403	922
The Topps Co., Inc.	112,277	922
* iVillage Inc.	126,700	920
* 1-800-FLOWERS.COM, Inc.	130,519	915
Monro Muffler Brake, Inc.	34,522	907
* Monarch Casino & Resort, Inc.	52,637	894
* Life Time Fitness, Inc.	26,980	894
* Denny's Corp.	214,973	892
*^ Deckers Outdoor Corp.	36,887	888
* Great Wolf Resorts, Inc.	85,677	886
* Retail Ventures, Inc.	80,581	885
* Charlotte Russe Holding Inc.	66,209	882
*^ Escala Group, Inc.	52,887	881
* Hampshire Group, Ltd.	37,245	879
* Perficient, Inc.	105,478	872
AFC Enterprises, Inc.	75,584	872
Lawson Products, Inc.	23,634	868
* Volt Information Sciences Inc.	42,032	854
* Geo Group Inc.	32,188	853
^ Inter Parfums, Inc.	43,192	850
* Benihana Inc. Class A	46,825	842
* Water Pik Technologies, Inc.	40,183	816
* Beasley Broadcast Group, Inc.	57,990	815
Movie Gallery, Inc.	78,416	815
* 4Kids Entertainment Inc.	46,592	810
* PriceSmart, Inc.	95,295	810
Courier Corp.	21,651	810
Carmike Cinemas, Inc.	35,120	806
Movado Group, Inc.	42,672	799
* Rush Enterprises, Inc. Class A	52,100	796
* Cache, Inc.	52,123	794
* New York & Co., Inc.	48,266	792
Bassett Furniture Industries, Inc.	42,388	789
Stanley Furniture Co., Inc.	30,066	787
* Steinway Musical Instruments Inc.	29,752	784
* Barrett Business Services, Inc.	34,214	782
* America's Car-Mart, Inc.	43,186	775
* Party City Corp.	45,658	773
*^ Cabela's Inc.	42,033	772
* Buffalo Wild Wings Inc.	29,033	769
* 1-800 Contacts, Inc.	40,942	768
^ Triarc Cos., Inc. Class A	45,566	766
UniFirst Corp.	21,643	759
* Checkers Drive-In Restaurants, Inc.	49,413	755
* Perry Ellis International Corp.	34,652	753
Schawk, Inc.	37,142	742
* GameStop Corp. Class B	25,971	737
Russ Berrie and Co., Inc.	51,617	729
* Universal Electronics, Inc.	42,054	727
* West Marine, Inc.	49,189	727
Renaissance Learning, Inc.	40,817	727
Goody's Family Clothing	95,184	721
* NIC Inc.	109,274	716
* Salem Communications Corp.	38,794	715
CPI Corp.	40,506	713
Gray Television, Inc.	67,173	711
* PDI, Inc.	46,303	709
Blockbuster Inc. Class A	149,008	708
Dover Downs Gaming & Entertainment, Inc.	51,944	706
* Stamps.com Inc.	40,915	704
* Trans World Entertainment Corp.	89,005	702
* Rent-Way, Inc.	101,114	695
* drugstore.com, Inc.	187,193	693
Bon-Ton Stores, Inc.	35,606	691
* Skechers U.S.A., Inc.	42,219	691
*^ ParkerVision, Inc.	109,876	691
* Kforce Inc.	66,662	687
* Dave & Busters, Inc.	51,262	684
* Learning Tree International, Inc.	51,658	682
* Pegasus Solutions Inc.	75,658	679
Books-a-Million Inc.	75,037	675
* WebSideStory, Inc.	37,956	673
* Fisher Communications, Inc.	14,425	672
* Outdoor Channel Holdings Inc.	45,461	671
* Famous Dave's of America, Inc.	56,133	669
* E. Gottschalk & Co., Inc.	73,082	667
*^ American Technology Corp.	130,200	664
* Conn's, Inc.	23,897	662
* MTR Gaming Group Inc.	82,666	662
Delta Apparel, Inc.	46,018	659
*^ Multimedia Games Inc.	67,810	658
* Wilsons The Leather Experts Inc.	107,525	656
*^ TRM Corp.	42,967	653
* Rocky Shoes & Boots, Inc.	22,817	653
*^ Travelzoo, Inc.	29,376	652
* Spanish Broadcasting System, Inc.	90,717	651
Frisch's Restaurants, Inc.	26,650	644
* FTD Group, Inc.	61,229	634
* SITEL Corp.	225,792	632
Waste Industries USA, Inc.	47,073	626
Synagro Technologies Inc.	132,382	622
Blair Corp.	16,781	619
Escalade, Inc.	46,466	616
* Regent Communications, Inc.	116,951	615
* 24/7 Real Media, Inc.	87,277	614
CNS, Inc.	23,470	612
Outlook Group Corp.	38,474	612
* Department 56 Inc.	48,672	608
* Harris Interactive Inc.	142,380	608
* Hollywood Media Corp.	143,757	607
^ Mannatech, Inc.	50,756	601
* Cosi, Inc.	60,891	598
* iPass Inc.	110,990	597
Ambassadors International, Inc.	42,612	597
* DiamondCluster International, Inc.	78,213	593
Deb Shops, Inc.	27,163	591
* Playboy Enterprises, Inc. Class B	41,808	589
* Nobel Learning Communities, Inc.	62,787	588
* Correctional Services Corp.	99,749	588
* Scope Industries	8,400	586
* Sharper Image Corp.	45,981	579
Angelica Corp.	32,219	575
* Kirkland's, Inc.	75,337	573
* Gaming Partners International	35,691	570
* Nexstar Broadcasting Group, Inc.	99,779	569
* Raindance Communications, Inc.	243,751	566
* Saga Communications, Inc.	42,292	562
* Interchange Corp.	63,977	560
* Franklin Covey Co.	78,206	558
* McCormick & Schmick's Seafood Restaurants, Inc.	26,029	550
Startek, Inc.	41,248	544
* Buca, Inc.	89,193	541
CSS Industries, Inc.	16,548	538
* The Smith & Wollensky Restaurant Group, Inc.	84,070	538
Haverty Furniture Cos., Inc.	43,979	538
* EVCI Career Colleges Holding Corp.	84,250	538
* SM&A Corp.	60,819	536
* Casual Male Retail Group, Inc.	77,627	534
* Rentrak Corp.	56,027	532
L.S. Starrett Co. Class A	29,000	531
* Riviera Holdings Corp.	23,800	528
bebe stores, inc	30,066	526
Traffix, Inc.	84,044	524
* First Consulting Group, Inc.	88,742	515
* RedEnvelope, Inc.	49,729	514
* Design Within Reach Inc.	56,626	511
* Lightbridge, Inc.	63,207	511
*^ Oneida Ltd.	254,066	503
*^ Parlux Fragrances, Inc.	16,985	495
* Zones, Inc.	115,732	492
* WorldSpace, Inc. Class-A	34,500	486
* Franklin Electronic Publishers, Inc.	107,061	483
* E Com Ventures, Inc.	35,442	482
*^ Navarre Corp.	82,584	478
Knape & Vogt Manufacturing Co.	36,357	476
Thomas Nelson, Inc.	25,156	472
* Rubio's Restaurants, Inc.	50,680	471
* ICT Group, Inc.	40,061	470
Haggar Corp.	16,339	465
Libbey, Inc.	30,406	462
* Shoe Carnival, Inc.	28,982	461
* PetMed Express, Inc.	44,424	460
* Iconix Brand Group Inc.	50,843	458
Action Performance Cos., Inc.	36,411	455
Flexsteel Industries, Inc.	30,211	454
* Autobytel Inc.	90,511	453
* Register.com, Inc.	58,237	451
* Celebrate Express, Inc.	32,148	450
* Exponent, Inc.	14,063	441
* On Assignment, Inc.	51,591	441
* A.T. Cross Co. Class A	91,737	439
* Image Entertainment, Inc.	103,924	435
* Providence Service Corp.	14,209	435
* Gaiam, Inc.	42,027	434
* Alloy, Inc.	89,087	431
* Tandy Leather Factory, Inc.	88,000	429
Syms Corp.	31,990	428
* Lodgian, Inc.	41,500	425
* Systemax Inc.	60,419	425
Hancock Fabrics, Inc.	62,660	422
*^ WPT Enterprises Inc.	46,827	413
* PC Connection, Inc.	75,506	411
* Innotrac Corp.	47,807	406
Sturm, Ruger & Co., Inc.	44,112	406
* Restoration Hardware, Inc.	63,662	402
* Young Broadcasting Inc.	114,844	401
* PeopleSupport Inc.	50,725	398
* Medical Staffing Network Holdings, Inc.	67,153	394
* Tweeter Home Entertainment Group, Inc.	119,798	394
* LodgeNet Entertainment Corp.	26,740	394
* Atari, Inc.	270,204	389
* Neoforma, Inc.	44,340	378
* Friendly Ice Cream Corp.	41,615	376
* Interstate Hotels & Resorts, Inc.	80,881	376
* Hartmarx Corp.	56,545	370
* Brillian Corp.	109,097	368
* PC Mall, Inc.	62,720	359
Craftmade International, Inc.	19,943	358
* Miva Inc.	59,133	357
* Competitive Technologies, Inc.	53,664	356
* Bombay Co.	79,374	350
* Management Network Group Inc.	134,507	348
Rock of Ages Corp.	63,642	344
* Applica Inc.	204,288	341
* Ruth's Chris Steak House	18,200	335
*^ U.S. Home Systems, Inc.	58,619	334
* Strategic Distribution, Inc.	29,430	331
Lifetime Brands, Inc.	12,231	328
* Mothers Work, Inc.	32,625	326
ARK Restaurants Corp.	10,403	325
* Fox and Hound Restaurant Group	30,715	313
* MWI Veterinary Supply Inc.	15,500	309
* The Knot, Inc.	26,779	297
* Bally Total Fitness Holding Corp.	66,023	295
*^ Medialink Worldwide, Inc.	91,736	294
* EasyLink Services Corp.	363,690	291
*^ Empire Resorts Inc.	63,435	286
* Playboy Enterprises Inc. Class A	22,850	283
Bowl America, Inc. Class A	20,176	280
* Greenfield Online, Inc.	49,471	269
*^ The Wet Seal, Inc. Class A	58,787	265
* Maidenform Brands, Inc.	18,800	259
* LookSmart, Ltd.	304,229	253
* Internap Network Services Corp.	517,204	248
* MPW Industrial Services Group, Inc.	117,820	246
* Glacier Water Services, Inc.	12,300	246
* PLATO Learning, Inc.	31,934	243
* Cornell Companies, Inc.	16,313	240
* CoActive Marketing Group, Inc.	73,899	223
* Standard Parking Corp.	11,502	219
* The Princeton Review, Inc.	36,188	217
* Youbet.com, Inc.	35,903	206
*^ Bluefly, Inc.	132,348	203
Cadmus Communications	9,270	195
* SPEEDUS Corp.	146,528	191
* Emerson Radio Corp.	55,351	190
*^ Gander Mountain Co.	21,005	189
Fedders Corp.	87,807	188
* eMerge Interactive, Inc.	366,319	187
*^ Salton, Inc.	56,581	186
* APAC Teleservices, Inc.	206,262	184
* Nitches Inc.	33,141	169
* Onvia.com, Inc.	31,866	166
* Concord Camera Corp.	119,114	163
*^ Verticalnet, Inc.	255,191	153
* Collectors Universe, Inc.	11,990	152
Weyco Group, Inc.	7,754	151
* Aptimus, Inc.	10,788	151
* Digital Generation Systems	236,886	149
* Max & Erma's Restaurant, Inc.	11,205	148
* Rainmaker Systems, Inc.	235,209	146
* Spherix Inc.	91,137	146
* NTN Communications, Inc.	94,622	146
*^ Metro One Telecommunications, Inc.	196,025	141
*^ Pegasus Communications Corp.	41,504	137
*^ eCOST.com Inc.	73,541	132
* Innodata Isogen, Inc.	51,599	132
* J. Alexander's Corp.	15,000	128
* Volcom, Inc.	4,500	126
* REX Stores Corp.	8,908	122
*^ Integrated Alarm Services Group, Inc.	32,199	121
* Johnson Outdoors Inc.	7,174	121
* PlanetOut, Inc.	13,141	111
* Shoe Pavilion, Inc.	23,520	111
* Acme Communications, Inc.	27,060	105
* RemedyTemp, Inc.	12,500	105
* Enesco Group, Inc.	62,495	102
* COMFORCE Corp.	37,300	101
* The Boyds Collection, Ltd.	135,945	95
* Mac-Gray Corp.	7,100	92
* Concorde Career College	5,800	89
Cutter & Buck Inc.	6,647	82
* Knology, Inc.	28,000	74
*^ Majesco Entertainment Co.	54,532	73
* Mayor's Jeweler's, Inc.	138,892	72
* Ashworth, Inc.	10,351	71
* AMS Health Sciences, Inc.	41,000	70
Superior Uniform Group, Inc.	5,399	70
* Finlay Enterprises, Inc.	7,446	67
* Big Dog Holdings, Inc.	9,300	66
* Paxson Communications Corp.	126,177	57
* Rush Enterprises, Inc. Class B	3,700	56
ILX Resorts Inc.	6,100	55
* Protection One, Inc.	3,280	55
*^ VCampus Corp.	62,830	46
Aaron Rents, Inc.	2,025	40
* Rockford Corp.	9,728	33
* MediaBay, Inc.	83,112	28
* HyperFeed Technologies, Inc.	13,778	25
* Whitehall Jewellers, Inc.	14,896	25
* Delta Woodside Industries, Inc.	27,175	24
* Winmark Corp.	1,099	24
Hooker Furniture Corp.	1,400	23
Aldila, Inc.	900	22
* Gallery of History, Inc.	13,156	19
* TeamStaff, Inc.	13,200	18
* LQ Corp. Inc.	8,638	17
* Zumiez Inc.	400	13
* America Online Latin America, Inc.	244,997	10
* OneTravel Holdings, Inc.	1,600	9
* Citi Trends Inc.	400	9
* SPAR Group, Inc.	5,200	9
* Calton, Inc.	15,400	6
* Bush Industries, Inc. (Escrow)	55,432	3
* Cusine Solutions, Inc.	400	3
* Singing Machine Co., Inc.	6,000	2
* Gadzooks, Inc.	92,160	2
* Radio One, Inc. Class D	126	2
* Security Capital Corp. Class A	100	1
* Learning Care Group, Inc.	200	1
* Panavision, Inc.	174	1
* iVow, Inc.	1,300	—
* Synergy Brands Inc.	25	—

		2,066,430

Consumer Staples (2.1%)
Whole Foods Market, Inc.	221,609	29,795
Kraft Foods Inc.	892,754	27,309
* Dean Foods Co.	491,907	19,116
* Smithfield Foods, Inc.	325,083	9,648
J.M. Smucker Co.	192,154	9,327
Hormel Foods Corp.	240,000	7,918
Church & Dwight, Inc.	210,312	7,769
* Del Monte Foods Co.	569,952	6,116
PepsiAmericas, Inc.	206,065	4,684
Flowers Foods, Inc.	171,406	4,676
* Rite Aid Corp.	1,197,313	4,646
* 7-Eleven, Inc.	121,844	4,339
* NBTY, Inc.	182,706	4,294
Ralcorp Holdings, Inc.	97,270	4,078
* Performance Food Group Co.	123,174	3,887
Chiquita Brands International, Inc.	137,155	3,833
Casey's General Stores, Inc.	164,797	3,823
Longs Drug Stores, Inc.	88,109	3,779
Universal Corp. (VA)	83,919	3,259
Sensient Technologies Corp.	154,998	2,937
* TreeHouse Foods Inc.	101,654	2,732
Tootsie Roll Industries, Inc.	83,000	2,635
Ruddick Corp.	114,013	2,628
*^ Hansen Natural Corp.	53,486	2,518
Weis Markets, Inc.	54,056	2,163
Pilgrim's Pride Corp.	57,372	2,088
* Hain Celestial Group, Inc.	107,346	2,083
* The Great Atlantic & Pacific Tea Co., Inc.	68,452	1,941
J & J Snack Foods Corp.	28,088	1,623
Lance, Inc.	90,799	1,585
Seaboard Corp.	1,144	1,571
Sanderson Farms, Inc.	42,121	1,565
* Peet's Coffee & Tea Inc.	46,393	1,421
^ Vector Group Ltd.	70,977	1,420
Nash-Finch Co.	32,564	1,374
* Pathmark Stores, Inc.	121,871	1,373
Nature's Sunshine Inc.	55,009	1,278
* Herbalife Ltd.	35,927	1,083
* Boston Beer Co., Inc. Class A	42,797	1,070
* M&F Worldwide Corp.	61,350	954
Schweitzer-Mauduit International, Inc.	41,804	933
* Smart & Final Inc.	70,619	914
*^ Wild Oats Markets Inc.	67,810	872
* Green Mountain Coffee Roasters, Inc.	25,003	870
Ingles Markets, Inc.	52,026	822
Coca-Cola Bottling Co.	16,239	795
Alliance One International, Inc.	224,359	794
Farmer Brothers, Inc.	37,038	748
* John B. Sanfilippo & Son, Inc.	39,127	685
* Provide Commerce Inc.	27,000	655
* National Beverage Corp.	79,600	618
*^ Star Scientific, Inc.	153,686	516
Golden Enterprises Inc.	114,734	516
* Monterey Pasta Co.	127,926	513
*^ Lifeway Foods, Inc.	39,753	494
^ American Italian Pasta Co.	45,096	481
Arden Group Inc. Class A	5,251	395
* Spartan Stores, Inc.	37,804	389
* Omega Protein Corp.	49,446	376
* Maui Land & Pineapple Co., Inc.	11,377	342
Reddy Ice Holdings, Inc.	15,500	318
* Diamond Foods, Inc.	17,514	299
Premium Standard Farms Inc.	18,959	281
*^ NationsHealth, Inc.	32,200	256
^ Reliv International, Inc.	24,785	227
* Nutraceutical International Corp.	15,857	225
* Cruzan International Inc.	5,700	160
* Food Technology Service, Inc.	172,736	154
Village Super Market Inc. Class A	2,745	143
*^ Medifast, Inc.	32,309	129
Imperial Sugar Co.	8,509	115
* Diedrich Coffee, Inc.	13,550	108
Cal-Maine Foods, Inc.	16,299	103
* Weider Nutritional International, Inc.	19,307	102
Rocky Mountain Chocolate Factory, Inc.	3,200	47
* Vermont Pure Holdings, Ltd.	600	1
* Nutrition 21 Inc.	200	—

		215,734

Financial Services (24.6%)
Genworth Financial Inc.	1,548,479	49,923
Legg Mason Inc.	370,026	40,588
The Chicago Mercantile Exchange	113,255	38,201
General Growth Properties Inc. REIT	784,347	35,241
Fidelity National Financial, Inc.	568,779	25,322
Hudson City Bancorp, Inc.	1,967,347	23,411
Popular, Inc.	879,360	21,298
Boston Properties, Inc. REIT	293,488	20,808
Avalonbay Communities, Inc. REIT	242,104	20,748
Kimco Realty Corp. REIT	657,062	20,645
Everest Re Group, Ltd.	185,772	18,187
Host Marriott Corp. REIT	1,045,947	17,677
TD Banknorth, Inc.	570,604	17,198
Developers Diversified Realty Corp. REIT	357,638	16,702
^ Commerce Bancorp, Inc.	539,471	16,556
* Ameritrade Holding Corp.	759,317	16,310
Old Republic International Corp.	601,384	16,039
Duke Realty Corp. REIT	471,303	15,968
iStar Financial Inc. REIT	370,244	14,969
Radian Group, Inc.	280,417	14,890
* The Dun & Bradstreet Corp.	221,033	14,559
Mercantile Bankshares Corp.	269,508	14,521
W.R. Berkley Corp.	367,736	14,518
First American Corp.	312,111	14,254
Associated Banc-Corp	420,595	12,820
New York Community Bancorp, Inc.	778,717	12,771
The Macerich Co. REIT	196,463	12,758
^ Allied Capital Corp.	443,810	12,706
UnionBanCal Corp.	180,668	12,596
* DST Systems, Inc.	229,374	12,577
AMB Property Corp. REIT	279,816	12,564
White Mountains Insurance Group Inc.	20,532	12,401
Liberty Property Trust REIT	288,480	12,272
The PMI Group Inc.	302,252	12,051
Health Care Properties Investors REIT	446,057	12,039
Regency Centers Corp. REIT	209,041	12,009
Leucadia National Corp.	269,758	11,627
Colonial BancGroup, Inc.	506,436	11,344
* CheckFree Corp.	298,098	11,274
American Capital Strategies, Ltd.	304,629	11,168
A.G. Edwards & Sons, Inc.	252,929	11,081
Assurant, Inc.	289,480	11,018
* AmeriCredit Corp.	458,880	10,953
Ventas, Inc. REIT	338,931	10,914
Axis Capital Holdings Ltd.	375,353	10,701
United Dominion Realty Trust REIT	450,789	10,684
Eaton Vance Corp.	428,974	10,647
Federal Realty Investment Trust REIT	173,334	10,561
PartnerRe Ltd.	164,253	10,520
* Conseco, Inc.	496,210	10,475
Mills Corp. REIT	185,307	10,207
Hospitality Properties Trust REIT	237,175	10,165
TCF Financial Corp.	374,823	10,027
Weingarten Realty Investors REIT	263,646	9,979
Sky Financial Group, Inc.	353,604	9,940
HCC Insurance Holdings, Inc.	346,969	9,899
Commerce Bancshares, Inc.	188,112	9,684
Fair Isaac, Inc.	214,831	9,624
Rayonier Inc. REIT	165,445	9,533
City National Corp.	135,927	9,527
Camden Property Trust REIT	170,676	9,515
Protective Life Corp.	229,001	9,430
SL Green Realty Corp. REIT	137,526	9,377
Reckson Associates Realty Corp. REIT	271,016	9,364
* Markel Corp.	27,904	9,222
Mack-Cali Realty Corp. REIT	203,128	9,129
RenaissanceRe Holdings Ltd.	208,599	9,122
Trizec Properties, Inc. REIT	393,100	9,065
Arden Realty Group, Inc. REIT	219,997	9,057
Brown & Brown, Inc.	182,030	9,045
Arthur J. Gallagher & Co.	310,871	8,956
* Alliance Data Systems Corp.	228,583	8,949
Pan Pacific Retail Properties, Inc. REIT	133,923	8,826
Fulton Financial Corp.	513,407	8,600
Shurgard Storage Centers, Inc. Class A REIT	153,867	8,597
HRPT Properties Trust REIT	690,708	8,572
^ Thornburg Mortgage, Inc. REIT	337,222	8,451
Global Payments Inc.	108,442	8,428
Independence Community Bank Corp.	246,661	8,409
Bank of Hawaii Corp.	170,365	8,385
Valley National Bancorp	361,995	8,290
IndyMac Bancorp, Inc.	208,683	8,260
Certegy, Inc.	203,297	8,136
Wilmington Trust Corp.	221,951	8,090
Webster Financial Corp.	177,207	7,967
SEI Investments Co.	210,827	7,923
New Plan Excel Realty Trust REIT	340,342	7,811
Astoria Financial Corp.	294,451	7,779
StanCorp Financial Group, Inc.	91,055	7,667
BRE Properties Inc. Class A REIT	167,622	7,459
Nationwide Financial Services, Inc.	186,046	7,451
FirstMerit Corp.	275,531	7,381
AmerUs Group Co.	127,789	7,331
Cullen/Frost Bankers, Inc.	147,656	7,285
* Allmerica Financial Corp.	175,600	7,224
^ Investors Financial Services Corp.	218,203	7,179
CenterPoint Properties Corp. REIT	159,978	7,167
Unitrin, Inc.	150,586	7,147
Jefferies Group, Inc.	162,797	7,090
Mercury General Corp.	116,668	6,999
* Affiliated Managers Group, Inc.	94,898	6,873
Essex Property Trust, Inc. REIT	76,149	6,853
* Nasdaq Stock Market Inc.	266,134	6,746
New Century REIT, Inc.	185,137	6,715
Deluxe Corp.	166,881	6,702
The South Financial Group, Inc.	245,201	6,581
Health Care Inc. REIT	176,920	6,562
CarrAmerica Realty Corp. REIT	182,136	6,548
GATX Corp.	164,431	6,503
Washington Federal Inc.	285,248	6,435
* Alleghany Corp.	20,455	6,259
East West Bancorp, Inc.	183,550	6,248
Realty Income Corp. REIT	261,191	6,245
Healthcare Realty Trust Inc. REIT	153,914	6,178
Hudson United Bancorp	145,951	6,178
Prentiss Properties Trust REIT	152,166	6,178
Colonial Properties Trust REIT	137,365	6,110
MoneyGram International, Inc.	281,026	6,101
American Financial Realty Trust REIT	423,507	6,014
Raymond James Financial, Inc.	186,817	6,001
American National Insurance Co.	49,908	5,945
Assured Guaranty Ltd.	246,309	5,894
BancorpSouth, Inc.	253,499	5,792
Alexandria Real Estate Equities, Inc. REIT	70,024	5,790
Ohio Casualty Corp.	212,149	5,753
* La Quinta Corp. REIT	661,997	5,753
Brandywine Realty Trust REIT	184,536	5,737
* SVB Financial Group	117,027	5,692
* WellChoice Inc.	74,852	5,681
First Industrial Realty Trust REIT	141,534	5,668
CBL & Associates Properties, Inc. REIT	137,618	5,641
Whitney Holdings Corp.	208,102	5,627
First Midwest Bancorp, Inc.	148,990	5,548
UCBH Holdings, Inc.	301,514	5,524
Westamerica Bancorporation	106,777	5,515
First Niagara Financial Group, Inc.	377,802	5,455
NewAlliance Bancshares, Inc.	370,750	5,428
Heritage Property Investment Trust REIT	153,510	5,373
BlackRock, Inc.	60,599	5,370
* BISYS Group, Inc.	396,584	5,326
Waddell & Reed Financial, Inc.	275,065	5,325
Kilroy Realty Corp. REIT	94,955	5,320
Crescent Real Estate, Inc. REIT	257,870	5,289
Taubman Co. REIT	166,502	5,278
Amegy Bancorporation, Inc.	232,291	5,257
Capital Automotive REIT	135,514	5,246
^ Annaly Mortgage Management Inc. REIT	402,366	5,211
Highwood Properties, Inc. REIT	176,286	5,202
* Philadelphia Consolidated Holding Corp.	60,873	5,168
American Financial Group, Inc.	151,896	5,154
Nationwide Health Properties, Inc. REIT	221,049	5,150
Park National Corp.	47,042	5,093
Cathay General Bancorp	143,474	5,088
Pennsylvania REIT	120,137	5,067
Pacific Capital Bancorp	151,471	5,042
Transatlantic Holdings, Inc.	86,601	4,936
Post Properties, Inc. REIT	131,781	4,909
^ Friedman, Billings, Ramsey Group, Inc. REIT	480,067	4,892
Jack Henry & Associates Inc.	246,856	4,789
Old National Bancorp	225,445	4,784
Commerce Group, Inc.	82,187	4,768
* ProAssurance Corp.	101,854	4,754
Zenith National Insurance Corp.	75,645	4,742
*^ CapitalSource Inc.	216,731	4,725
Fremont General Corp.	214,915	4,692
* Kronos, Inc.	104,367	4,659
Westcorp, Inc.	79,020	4,654
Selective Insurance Group	93,163	4,556
First BanCorp Puerto Rico	265,516	4,493
* Covanta Holding Corp.	332,828	4,470
Reinsurance Group of America, Inc.	98,741	4,414
Delphi Financial Group, Inc.	93,474	4,375
Hilb, Rogal and Hamilton Co.	117,084	4,370
Erie Indemnity Co. Class A	82,144	4,333
* United Rentals, Inc.	219,593	4,328
American Home Mortgage Investment Corp. REIT	141,912	4,300
United Bankshares, Inc.	122,749	4,290
Commercial Federal Corp.	125,263	4,276
International Bancshares Corp.	143,593	4,265
Washington REIT	136,656	4,251
Gables Residential Trust REIT	96,813	4,226
Trustmark Corp.	151,603	4,222
National Financial Partners Corp.	93,305	4,212
Provident Financial Services Inc.	239,098	4,208
Home Properties, Inc. REIT	106,948	4,198
Downey Financial Corp.	68,917	4,197
Greenhill & Co., Inc.	100,584	4,193
Montpelier Re Holdings Ltd.	168,441	4,186
UICI	115,474	4,157
John H. Harland Co.	92,661	4,114
Greater Bay Bancorp	166,855	4,111
* CB Richard Ellis Group, Inc.	83,217	4,094
* Investment Technology Group, Inc.	137,786	4,078
Citizens Banking Corp.	142,758	4,054
Lexington Corporate Properties Trust REIT	169,802	3,999
WFS Financial, Inc.	59,478	3,996
Chittenden Corp.	150,714	3,995
IPC Holdings Ltd.	121,361	3,962
Newcastle Investment Corp. REIT	140,946	3,932
Wintrust Financial Corp.	78,133	3,927
FactSet Research Systems Inc.	110,377	3,890
Texas Regional Bancshares, Inc.	134,977	3,886
LandAmerica Financial Group, Inc.	59,563	3,851
Jones Lang Lasalle Inc.	83,379	3,840
Cousins Properties, Inc. REIT	126,226	3,815
The Phoenix Cos., Inc.	308,870	3,768
Provident Bankshares Corp.	108,098	3,760
MAF Bancorp, Inc.	90,686	3,718
Entertainment Properties Trust REIT	83,012	3,705
Doral Financial Corp.	283,300	3,703
Susquehanna Bancshares, Inc.	152,525	3,667
* GFI Group Inc.	88,967	3,663
People's Bank	125,133	3,626
Endurance Specialty Holdings Ltd.	104,788	3,574
Umpqua Holdings Corp.	145,926	3,549
Commercial Net Lease Realty REIT	174,177	3,484
Central Pacific Financial Co.	98,500	3,465
First Citizens BancShares Class A	20,154	3,439
Inland Real Estate Corp. REIT	217,930	3,413
W Holding Co., Inc.	356,602	3,409
LaSalle Hotel Properties REIT	98,735	3,401
BioMed Realty Trust, Inc. REIT	136,729	3,391
Sunstone Hotel Investors, Inc. REIT	137,864	3,363
Redwood Trust, Inc. REIT	68,943	3,351
^ Novastar Financial, Inc. REIT	100,083	3,302
Corporate Office Properties Trust, Inc. REIT	94,463	3,301
Glacier Bancorp, Inc.	104,636	3,230
Apollo Investment Corp.	162,018	3,208
Republic Bancorp, Inc.	226,746	3,206
UMB Financial Corp.	48,632	3,194
Brookline Bancorp, Inc.	201,900	3,194
Senior Housing Properties Trust REIT	167,261	3,178
BOK Financial Corp.	65,789	3,169
R.L.I. Corp.	68,470	3,167
F.N.B. Corp.	183,102	3,164
EastGroup Properties, Inc. REIT	71,464	3,127
Student Loan Corp.	13,114	3,106
Stewart Information Services Corp.	59,678	3,056
TrustCo Bank NY	243,735	3,054
^ Impac Mortgage Holdings, Inc. REIT	248,169	3,043
First Commonwealth Financial Corp.	226,933	3,025
Maguire Properties, Inc. REIT	99,070	2,977
* Refco Inc.	105,184	2,974
Kearny Financial Corp.	235,531	2,944
Mid-America Apartment Communities, Inc. REIT	63,281	2,943
* CompuCredit Corp.	66,182	2,940
* First Federal Financial Corp.	54,544	2,935
* Digital Insight Corp.	112,361	2,928
S & T Bancorp, Inc.	76,926	2,908
Glimcher Realty Trust REIT	118,509	2,900
* International Securities Exchange, Inc.	123,354	2,886
Total System Services, Inc.	123,631	2,882
United Community Banks, Inc.	100,178	2,855
National Penn Bancshares Inc.	114,384	2,847
Corus Bankshares Inc.	51,401	2,818
* Wright Express Corp.	130,474	2,817
CVB Financial Corp.	150,815	2,805
* eFunds Corp.	148,615	2,798
Tanger Factory Outlet Centers, Inc. REIT	100,621	2,798
Equity One, Inc. REIT	120,072	2,792
Horace Mann Educators Corp.	140,833	2,786
Scottish Re Group Ltd.	116,510	2,778
Alabama National BanCorporation	42,710	2,731
Equity Lifestyle Properties, Inc. REIT	60,547	2,725
Interactive Data Corp.	119,518	2,707
Chemical Financial Corp.	82,158	2,670
AMLI Residential Properties Trust REIT	82,948	2,660
First Republic Bank	75,418	2,657
Trustreet Properties, Inc. REIT	169,326	2,650
Sovran Self Storage, Inc. REIT	54,053	2,646
Platinum Underwriters Holdings, Ltd.	87,973	2,630
* MeriStar Hospitality Corp. REIT	287,054	2,621
Sterling Financial Corp.	113,451	2,558
Amcore Financial, Inc.	81,957	2,558
Commercial Capital Bancorp, Inc.	149,237	2,537
* Argonaut Group, Inc.	93,802	2,534
Max Re Capital Ltd.	102,148	2,532
* Knight Capital Group, Inc. Class A	304,509	2,530
Fidelity Bankshares, Inc.	82,566	2,522
BankAtlantic Bancorp, Inc. Class A	148,270	2,519
* CNA Financial Corp.	84,044	2,510
* Euronet Worldwide, Inc.	84,560	2,502
Harbor Florida Bancshares, Inc.	68,947	2,501
Spirit Finance Corp. REIT	221,819	2,495
United Fire & Casualty Co.	55,312	2,495
PS Business Parks, Inc. REIT	54,184	2,482
* FelCor Lodging Trust, Inc. REIT	163,637	2,479
Hancock Holding Co.	72,446	2,473
NBT Bancorp, Inc.	104,514	2,465
U-Store-It Trust REIT	120,916	2,451
Capitol Federal Financial	71,543	2,448
* Sotheby's Holdings Class A	146,015	2,441
First Charter Corp.	98,826	2,419
Boston Private Financial Holdings, Inc.	91,037	2,416
MB Financial, Inc.	61,555	2,399
RAIT Investment Trust REIT	84,014	2,394
Infinity Property & Casualty Corp.	68,154	2,392
Equity Inns, Inc. REIT	177,045	2,390
* Arch Capital Group Ltd.	47,769	2,369
Nuveen Investments, Inc. Class A	59,731	2,353
Frontier Financial Corp.	80,367	2,331
Alfa Corp.	138,961	2,318
Cohen & Steers, Inc.	114,676	2,294
Omega Healthcare Investors, Inc. REIT	164,720	2,293
Financial Federal Corp.	57,601	2,293
Glenborough Realty Trust, Inc. REIT	118,580	2,277
NDCHealth Corp.	118,572	2,243
* Nelnet, Inc.	58,508	2,224
Bank Mutual Corp.	206,201	2,210
Community Bank System, Inc.	97,716	2,208
Hanmi Financial Corp.	122,661	2,202
MCG Capital Corp.	129,911	2,192
PFF Bancorp, Inc.	71,984	2,178
^ The First Marblehead Corp.	85,668	2,176
* NCO Group, Inc.	104,175	2,152
Sterling Bancshares, Inc.	146,288	2,152
Parkway Properties Inc. REIT	45,500	2,135
Advanta Corp. Class A	80,247	2,091
* Alexander's, Inc. REIT	7,699	2,079
First Financial Bancorp	110,988	2,064
Prosperity Bancshares, Inc.	67,775	2,050
National Health Investors REIT	73,708	2,035
Innkeepers USA Trust REIT	131,184	2,027
* Universal American Financial Corp.	88,548	2,014
Mid-State Bancshares	72,911	2,006
Westbanco Inc.	72,688	1,999
* USI Holdings Corp.	151,295	1,965
Instinet Group Inc.	393,369	1,955
* Piper Jaffray Cos., Inc.	65,328	1,951
* Accredited Home Lenders Holding Co.	55,279	1,944
Saxon Inc. REIT	163,427	1,937
Getty Realty Holding Corp. REIT	67,186	1,934
Flagstar Bancorp, Inc.	120,068	1,933
First Financial Bankshares, Inc.	54,993	1,915
Anthracite Capital Inc. REIT	162,800	1,885
* National Western Life Insurance Co. Class A	8,875	1,875
Sun Communities, Inc. REIT	56,855	1,863
BankUnited Financial Corp.	79,913	1,828
* Metris Cos., Inc.	124,877	1,827
* Portfolio Recovery Associates, Inc.	42,146	1,820
Strategic Hotel Capital, Inc. REIT	99,637	1,819
* Advent Software, Inc.	66,453	1,790
Fieldstone Investment Corp. REIT	152,920	1,783
* HealthExtras, Inc.	82,920	1,773
Independent Bank Corp. (MI)	60,894	1,768
Aspen Insurance Holdings Ltd.	59,500	1,758
State Auto Financial Corp.	55,172	1,746
Safety Insurance Group, Inc.	48,910	1,741
Global Signal, Inc. REIT	38,836	1,738
Community Banks, Inc.	61,133	1,718
First Merchants Corp.	66,488	1,717
Northwest Bancorp, Inc.	80,256	1,705
First Community Bancorp	34,823	1,666
Anchor Bancorp Wisconsin Inc.	56,357	1,661
* Texas Capital Bancshares, Inc.	77,485	1,639
Saul Centers, Inc. REIT	45,342	1,632
Aames Investment Corp.	259,771	1,631
* iPayment Holdings, Inc.	42,430	1,606
Bank of the Ozarks, Inc.	46,355	1,591
Cash America International Inc.	76,532	1,588
Main Street Banks, Inc.	59,035	1,582
* American Physicians Capital, Inc.	32,057	1,575
FBL Financial Group, Inc. Class A	52,439	1,571
Gold Banc Corp., Inc.	105,243	1,568
Town & Country Trust REIT	53,991	1,567
Harleysville National Corp.	71,249	1,564
* United America Indemnity, Ltd.	85,149	1,562
City Holding Co.	43,444	1,554
* Asset Acceptance Capital Corp.	51,609	1,547
* World Acceptance Corp.	60,217	1,530
PrivateBancorp, Inc.	44,539	1,527
Sterling Financial Corp. (PA)	74,447	1,500
IBERIABANK Corp.	28,110	1,494
21st Century Insurance Group	93,177	1,486
Sterling Bancorp	65,295	1,470
KNBT Bancorp Inc.	93,310	1,453
Suffolk Bancorp	45,478	1,451
Anworth Mortgage Asset Corp. REIT	174,873	1,446
WSFS Financial Corp.	24,488	1,442
Acadia Realty Trust REIT	79,899	1,437
Community Trust Bancorp Inc.	44,511	1,432
Independent Bank Corp. (MA)	47,148	1,432
Dime Community Bancshares	97,213	1,431
Midland Co.	39,702	1,430
Sandy Spring Bancorp, Inc.	42,421	1,430
McGrath RentCorp	50,384	1,427
Irwin Financial Corp.	69,976	1,427
Simmons First National Corp.	49,909	1,423
* Triad Guaranty, Inc.	36,241	1,421
* Navigators Group, Inc.	37,616	1,404
Gamco Investors Inc. Class A	30,540	1,400
Partners Trust Financial Group, Inc.	120,503	1,388
Harleysville Group, Inc.	57,537	1,381
Investors Real Estate Trust REIT	144,707	1,375
BancFirst Corp.	16,151	1,373
^ Odyssey Re Holdings Corp.	53,629	1,370
U.S.B. Holding Co., Inc.	59,661	1,360
Arbor Realty Trust, Inc. REIT	48,324	1,358
Capital City Bank Group, Inc.	35,976	1,357
* PICO Holdings, Inc.	38,015	1,336
* LaBranche & Co. Inc.	152,827	1,328
Provident New York Bancorp, Inc.	113,780	1,328
ASTA Funding, Inc.	43,731	1,328
* FPIC Insurance Group, Inc.	36,598	1,317
MFA Mortgage Investments, Inc. REIT	214,654	1,316
Universal Health Realty Income REIT	39,495	1,313
* HomeStore, Inc.	301,374	1,311
Bristol West Holdings, Inc.	71,544	1,306
Midwest Banc Holdings, Inc.	56,283	1,301
American Equity Investment Life Holding Co.	114,426	1,299
* Stifel Financial Corp.	36,048	1,294
Great Southern Bancorp, Inc.	43,182	1,292
* First Cash Financial Services, Inc.	48,349	1,273
Columbia Banking System, Inc.	48,385	1,269
Lazard Ltd. Class A	49,600	1,255
Placer Sierra Bancshares	45,433	1,248
First Financial Holdings, Inc.	40,472	1,243
Advance America Cash Advance Centers Inc.	93,781	1,243
Extra Space Storage Inc. REIT	80,709	1,241
TierOne Corp.	46,807	1,231
*^ Ocwen Financial Corp.	176,143	1,222
Capital Corp. of the West	39,854	1,218
Cascade Bancorp	58,253	1,217
Old Second Bancorp, Inc.	40,759	1,216
* Central Coast Bancorp	56,716	1,209
ECC Capital Corp.	370,686	1,208
Yardville National Bancorp	34,280	1,208
American Campus Communities, Inc. REIT	50,300	1,208
Ramco-Gershenson Properties Trust REIT	41,272	1,205
Arrow Financial Corp.	44,300	1,201
*^ MarketAxess Holdings, Inc.	88,140	1,199
Presidential Life Corp.	66,547	1,198
Bedford Property Investors, Inc. REIT	50,078	1,194
DiamondRock Hospitality Co. REIT	101,217	1,189
* ITLA Capital Corp.	22,509	1,181
Seacoast Banking Corp. of Florida	50,337	1,179
optionsXpress Holdings Inc.	61,522	1,171
Unizan Financial Corp.	48,375	1,171
United Community Financial Corp.	104,047	1,167
Capital Trust Class A REIT	36,144	1,162
Integra Bank Corp.	53,523	1,161
* Virginia Commerce Bancorp, Inc.	42,775	1,158
Correctional Properties Trust REIT	39,184	1,152
TriCo Bancshares	53,288	1,147
* Primus Guaranty, Ltd.	105,100	1,144
* E-LOAN, Inc.	271,930	1,139
ABC Bancorp	59,212	1,136
R & G Financial Corp. Class B	82,175	1,130
First Place Financial Corp.	50,827	1,127
* Collegiate Funding Services, Inc.	76,066	1,127
First Financial Corp. (IN)	41,703	1,126
* Signature Bank	41,600	1,123
* Marlin Business Services Inc.	48,139	1,109
First Busey Corp.	56,953	1,109
* Huron Consulting Group Inc.	41,244	1,106
First Source Corp.	47,677	1,104
Gramercy Capital Corp. REIT	46,049	1,103
Kite Realty Group Trust REIT	73,451	1,096
PXRE Group Ltd.	81,200	1,093
* Sun Bancorp, Inc. (NJ)	51,694	1,090
Banner Corp.	40,884	1,089
GMH Communities Trust REIT	73,488	1,078
*^ First Acceptance Corp.	106,521	1,077
Washington Trust Bancorp, Inc.	39,534	1,075
* CNA Surety Corp.	75,134	1,068
* Franklin Bank Corp.	66,060	1,067
* CCC Information Services Group	40,796	1,066
Highland Hospitality Corp. REIT	103,779	1,065
Affordable Residential Communities REIT	104,969	1,061
Farmers Capital Bank Corp.	34,137	1,058
Flushing Financial Corp.	64,500	1,056
* AmericanWest Bancorporation	45,641	1,055
S.Y. Bancorp, Inc.	44,174	1,050
HomeBanc Corp. REIT	135,835	1,049
* Tradestation Group Inc.	102,939	1,044
* Encore Capital Group, Inc.	58,210	1,038
* United PanAm Financial Corp.	41,065	1,025
Columbia Bancorp	25,377	1,020
Renasant Corp.	31,960	1,012
Baldwin & Lyons, Inc. Class B	40,346	1,010
*^ Tarragon Realty Investors Inc. REIT	54,339	1,009
* Community Bancorp	30,483	1,006
* Criimi Mae, Inc. REIT	58,190	1,001
Kansas City Life Insurance Co.	19,497	998
* Pacific Mercantile Bancorp	55,330	996
* Eurobancshares, Inc.	66,268	988
Nara Bancorp, Inc.	66,008	987
Capitol Bancorp Ltd.	30,395	985
First Indiana Corp.	28,746	979
*^ ZipRealty, Inc.	76,748	978
SWS Group, Inc.	59,348	973
Oriental Financial Group Inc.	79,160	969
Ashford Hospitality Trust REIT	89,452	963
* Cardinal Financial Corp.	99,653	962
NetBank, Inc.	115,663	961
Crawford & Co. Class B	121,137	949
First Potomac REIT	36,770	945
OceanFirst Financial Corp.	39,074	943
State Financial Services Corp. Class A	25,719	939
* Banc Corp.	85,952	928
* Boykin Lodging Co. REIT	74,576	926
*^ Citizens, Inc.	142,340	914
Summit Bancshares, Inc.	49,726	913
Associated Estates Realty Corp. REIT	92,862	910
* Bankrate, Inc.	33,170	910
* Heritage Commerce Corp.	43,741	910
Pennfed Financial Services, Inc.	49,735	909
* Dollar Financial Corp.	74,911	898
* Northern Empire Bancshares	36,022	898
MortgageIT Holdings Inc. REIT	63,082	897
* PMA Capital Corp. Class A	101,946	895
Medical Properties Trust Inc.	90,900	891
Willow Grove Bancorp, Inc.	56,701	888
Donegal Group Inc.	48,876	882
Government Properties Trust, Inc. REIT	89,364	876
Digital Realty Trust, Inc.	48,614	875
LSB Bancshares, Inc.	50,191	873
Winston Hotels, Inc. REIT	87,205	872
Bank of Granite Corp.	45,741	871
* Capital Crossing Bank	25,069	871
Charter Financial Corp.	25,506	870
MBT Financial Corp.	47,028	867
* The Bancorp Inc.	54,146	866
^ United Security Bancshares, Inc.	31,494	864
* eSPEED, Inc. Class A	113,274	859
Omega Financial Corp.	30,468	854
Great American Financial Resources, Inc.	42,375	848
Sanders Morris Harris Group Inc.	51,081	835
Horizon Financial Corp.	37,694	829
* First Regional Bancorp	10,449	823
Medallion Financial Corp.	82,803	821
Sound Federal Bancorp Inc.	49,067	820
American Land Lease, Inc. REIT	34,414	817
West Coast Bancorp	32,456	811
Value Line, Inc.	20,647	808
Heritage Financial Corp.	33,349	807
NYMAGIC, Inc.	33,169	807
Taylor Capital Group, Inc.	21,261	804
Education Realty Trust, Inc.	48,136	804
* SCPIE Holdings Inc.	55,935	800
Santander BanCorp	32,321	796
* Ceres Group, Inc.	141,007	794
Abington Community Bankcorp, Inc.	63,314	793
Union Bankshares Corp.	18,940	791
Financial Institutions, Inc.	42,797	788
* Ace Cash Express, Inc.	40,084	782
North Valley Bancorp	45,384	776
Interchange Financial Services Corp.	44,897	775
Citizens & Northern Corp.	28,881	771
Capital Title Group, Inc.	104,167	771
Urstadt Biddle Properties Class A REIT	50,755	769
Sizeler Property Investors, Inc. REIT	63,159	767
CFS Bancorp, Inc.	56,608	759
* Quanta Capital Holdings Ltd.	126,300	758
HMN Financial, Inc.	23,860	756
Center Financial Corp.	31,995	752
^ Cavalry Bancorp, Inc.	37,760	750
^ Flag Financial Corp.	46,479	748
Vineyard National Bancorp Co.	25,118	742
West Bancorporation	39,786	737
German American Bancorp	54,374	735
Century Bancorp, Inc. Class A	23,511	734
* Hypercom Corp.	112,311	732
Merchants Bancshares, Inc.	28,245	731
Eastern Virginia Bankshares, Inc.	36,818	725
Peoples Bancorp, Inc.	26,202	724
* TNS Inc.	29,644	719
Mainsource Financial Group, Inc.	40,030	710
* BFC Financial Corp.	101,336	707
First of Long Island Corp.	15,813	702
Direct General Corp.	35,440	699
LTC Properties, Inc. REIT	32,934	698
Tompkins Trustco, Inc.	16,136	698
Lakeland Financial Corp.	16,825	696
CoBiz Inc.	37,354	695
Macatawa Bank Corp.	20,314	695
First Bancorp (NC)	34,613	694
* S1 Corp.	177,011	692
FNB Financial Services Corp.	38,906	686
Bay View Capital Corp.	44,764	686
Calamos Asset Management, Inc.	27,732	684
Cedar Shopping Centers, Inc. REIT	47,200	683
First State Bancorporation	32,145	681
National Interstate Corp.	39,266	679
Mercantile Bank Corp.	15,766	675
Affirmative Insurance Holdings, Inc.	46,332	675
* Willis Lease Finance Corp.	67,518	675
* Morningstar, Inc.	20,907	669
California National Bancorp	51,331	667
* Rewards Network Inc.	97,573	666
Foothill Independent Bancorp	31,494	665
Republic Bancorp, Inc. Class A	31,684	663
BWC Financial Corp.	23,212	658
GB&T Bancshares, Inc.	30,918	656
BancTrust Financial Group, Inc.	34,044	656
Luminent Mortgage Capital, Inc. REIT	86,908	656
Parkvale Financial Corp.	24,031	655
Camden National Corp.	17,303	652
* Pinnacle Financial Partners, Inc.	25,881	652
Capital Bank Corp.	43,156	650
Merrill Merchants Bancshares, Inc.	27,046	647
* Republic First Bancorp, Inc.	52,051	643
First Albany Cos. Inc.	98,396	640
* BankFinancial Corp.	44,852	637
Lakeland Bancorp, Inc.	41,510	636
Home Federal Bancorp	25,126	635
Guaranty Federal Bancshares, Inc.	23,189	630
Unity Bancorp, Inc.	47,994	625
Bimini Mortgage Management, Inc.	55,154	623
* Meadowbrook Insurance Group, Inc.	111,131	622
Urstadt Biddle Properties REIT	38,700	622
CityBank Lynnwood (WA)	18,109	620
Home Federal Bancorp, Inc.	48,622	618
Clifton Savings Bancorp, Inc.	59,941	617
* TheStreet.com, Inc.	147,413	616
BRT Realty Trust REIT	26,263	614
Newmil Bancorp, Inc.	21,189	611
First Financial Service Corp.	20,443	606
Southwest Bancorp, Inc.	27,523	605
Cooperative Bankshares, Inc.	31,275	603
MutualFirst Financial Inc.	26,878	602
Commercial Bankshares, Inc.	15,965	600
BNP Residential Properties, Inc. REIT	41,800	600
TF Financial Corp.	21,042	599
First M&F Corp.	16,876	595
Univest Corp. of Pennsylvania	21,202	586
First Oak Brook Bancshares, Inc.	19,167	581
Monmouth Real Estate Investment Corp. REIT	70,690	579
FirstBank Corp.	20,803	577
Timberland Bancorp, Inc.	24,819	576
Peoples Bancorp of North Carolina	27,118	576
Tower Group, Inc.	37,795	571
Greater Community Bancorp	38,342	566
Independence Holding Co.	30,840	561
* Matrix Bancorp, Inc.	43,419	558
K-Fed Bancorp	44,584	557
* American Independence Corp.	45,052	556
Wainwright Bank & Trust Co.	53,319	555
Royal Bancshares of Pennsylvania, Inc.	24,391	545
NASB Financial Inc.	13,622	545
Sunset Financial Resources, Inc.	66,700	537
*^ Ameriserv Financial Inc.	123,430	537
Peoples Community Bancorp	25,146	537
Supertel Hospitality, Inc.	112,345	534
Community Capital Corp.	22,110	531
Heartland Financial USA, Inc.	26,856	522
Shore Bancshares, Inc.	16,082	518
PVF Capital Corp.	45,848	516
FNB Corp. (VA)	18,579	514
Center Bancorp, Inc.	42,751	511
Citizens South Banking Corp.	40,314	510
MicroFinancial Inc.	129,655	506
*^ QC Holdings Inc.	38,551	503
Greater Delaware Valley Savings Bank	18,606	502
* PremierWest Bancorp	33,053	499
First Community Bancshares, Inc.	16,957	498
Mission West Properties Inc. REIT	49,114	493
Oak Hill Financial, Inc.	16,308	490
PFS Bancorp, Inc.	21,524	489
Jefferson Bancshares, Inc.	37,600	487
Colony Bankcorp, Inc.	17,958	486
Atlantic Coast Federal Corp.	34,729	485
New York Mortgage Trust, Inc. REIT	64,900	485
One Liberty Properties, Inc. REIT	24,300	484
American Mortgage Acceptance Co. REIT	33,428	474
* Seabright Insurance Holdings	36,620	474
Coastal Financial Corp.	31,461	473
* Electro Rent Corp.	37,185	468
* SNB Bancshares Inc. (TX)	41,581	468
* CyberSource Corp.	70,472	464
United Mobile Homes, Inc. REIT	29,006	460
* Aether Holdings, Inc.	134,477	460
Peoples BancTrust Co., Inc.	26,427	458
^ Gladstone Capital Corp.	20,196	455
Rainier Pacific Financial Group Inc.	28,927	451
Wilshire Bancorp Inc.	29,441	450
Eagle Bancorp, Inc.	18,526	444
NGP Capital Resources Co.	29,300	441
* Consumer Portfolio Services, Inc.	87,447	437
Camco Financial Corp.	30,680	437
Brooke Corp.	31,198	435
* KMG America Corp.	54,174	433
Sierra Bancorp	18,986	433
^ Summit Financial Group, Inc.	15,876	433
The Washington Savings Bank	47,000	428
SCBT Financial Corp.	13,546	428
Agree Realty Corp. REIT	15,121	427
Virginia Financial Group, Inc.	11,765	424
* Newtek Business Services, Inc.	195,227	414
PMC Commercial Trust REIT	30,704	412
Capital Lease Funding, Inc. REIT	39,817	412
Provident Financial Holdings, Inc.	14,667	411
Hanover Capital Mortgage Holdings, Inc. REIT	56,100	410
Exchange National Bancshares, Inc.	14,435	409
Berkshire Hills Bancorp, Inc.	11,950	406
* PRG-Schultz International, Inc.	134,031	403
National Health Realty Inc. REIT	20,761	403
^ Capstead Mortgage Corp. REIT	57,822	400
First Mutual Bancshares, Inc.	15,513	399
* Pennsylvania Commerce Bancorp, Inc.	11,174	399
ProCentury Corp.	38,929	399
First United Corp.	19,931	397
* Western Sierra Bancorp	11,353	391
American National Bankshares Inc.	16,454	386
Hersha Hospitality Trust REIT	38,800	385
EMC Insurance Group, Inc.	20,985	379
FNB Corp. (NC)	19,593	370
Capital Southwest Corp.	4,275	364
* Vesta Insurance Group, Inc.	178,291	362
* BNCCORP, Inc.	27,303	362
* Intersections Inc.	30,114	360
Enterprise Financial Services Corp.	16,740	355
* Carreker Corp.	49,543	350
Peapack Gladstone Financial Corp.	12,719	349
Interpool, Inc.	19,059	348
Security Bank Corp.	13,880	345
^ First South Bancorp, Inc.	10,371	345
Firstbank Corp.	13,529	344
BKF Capital Group, Inc.	11,090	343
* Jameson Inns, Inc. REIT	166,262	343
1st Independence Financial Group, Inc.	17,382	339
Community Bancorp Inc.	10,568	336
State Bancorp, Inc.	18,674	335
Presidential Realty Corp. REIT	41,100	328
Prospect Energy Corp.	24,927	333
Westfield Financial, Inc.	13,922	327
Southern Community Financial Corp.	34,613	317
* Corillian Corp.	99,054	317
* INVESTools Inc.	73,618	313
Northern States Financial Corp.	12,913	311
Cascade Financial Corp.	16,983	310
Meta Financial Group, Inc.	16,011	302
Southside Bancshares, Inc.	15,843	301
* Financial Industries Corp.	37,626	290
* The Enstar Group, Inc.	4,373	284
Windrose Medical Properties Trust REIT	18,500	283
NorthStar Realty Finance Corp. REIT	29,735	279
Centerstate Banks of Florida	7,996	276
ESB Financial Corp.	22,985	272
Bryn Mawr Bank Corp.	12,475	267
* Western Alliance Bancorp	9,500	267
First National Lincoln Corp.	13,735	264
* Transcontinental Realty Investors, Inc. REIT	12,703	252
United Security Bancshares (CA)	8,790	246
Federal Agricultural Mortgage Corp. Class A	12,788	246
BCSB Bankcorp, Inc.	17,523	238
* Standard Management Corp.	124,428	236
Westwood Holdings Group, Inc.	12,526	230
Citizens 1st Bancorp, Inc.	10,593	226
Greene County Bancshares	8,579	222
* Millennium Bankshares Corp.	28,701	221
Massbank Corp.	6,614	220
* InsWeb Corp.	55,315	216
First Defiance Financial Corp.	7,692	211
Pamrapo Bancorp, Inc.	9,981	211
Fidelity Southern Corp.	12,022	209
* Heartland Payment Systems, Inc.	8,700	208
* Harris & Harris Group, Inc.	18,393	204
EFC Bancorp, Inc.	6,100	203
* Dearborn Bancorp, Inc.	7,754	199
Origen Financial, Inc. REIT	25,895	196
Smithtown Bancorp, Inc.	7,360	195
* AmNet Mortgage Inc.	19,000	192
UnionBancorp Inc.	9,100	190
Texas United Bancshares	9,664	189
Delta Financial Corp.	25,312	185
Eagle Hospitality Properties Trust Inc.	18,500	185
Feldman Mall Properties, Inc. REIT	14,009	182
Berkshire Bancorp Inc.	9,930	178
* Columbia Equity Trust Inc.	11,900	174
NBC Capital Corp.	6,807	171
* Malan Realty Investors, Inc. REIT	49,200	157
TIB Financial Corp.	5,006	156
Beverly Hills Bancorp Inc.	14,868	153
AmeriVest Properties, Inc. REIT	36,702	149
Riverview Bancorp Inc.	6,841	144
Federal Agricultural Mortgage Corp. Class C	5,805	141
Bancorp Rhode Island Inc.	3,820	140
Bank of Marin CA	4,115	139
MetroCorp Bancshares, Inc.	5,747	136
National Bankshares, Inc.	2,814	132
Yadkin Valley Bank and Trust Co.	9,129	124
* Ocean Shore Holding Co.	11,213	124
Severn Bancorp, Inc.	6,014	112
Columbia Bancorp (OR)	5,087	108
America First Apartment Investors, Inc. REIT	8,265	106
Northrim Bancorp Inc.	4,110	103
Synergy Financial Group, Inc.	7,922	98
Penns Woods Bancorp, Inc.	2,148	97
* First Security Group Inc.	9,518	94
Cass Information Systems, Inc.	2,964	93
PAB Bankshares, Inc.	5,538	86
Pulaski Financial Corp.	4,712	83
* First Union Real Estate REIT	17,800	80
* Intervest Bancshares Corp.	3,530	77
Prudential Bancorp, Inc. of Pennsylvania	6,311	75
SI Financial Group, Inc.	5,934	73
CNB Financial Corp.	5,050	72
* FirstCity Financial Corp.	5,000	61
* Cash Systems, Inc.	7,440	51
* Specialty Underwriters' Alliance, Inc.	5,300	43
Monarch Community Bancorp, Inc.	3,200	40
Pacific Continental Corp.	2,124	33
FMS Financial Corp.	1,775	31
Gateway Financial Holdings, Inc.	1,700	31
Savannah Bancorp, Inc.	861	30
Wilber Corp.	2,400	29
MidSouth Bancorp	900	27
* Ladenburg Thalmann Financial Services, Inc.	44,335	27
Advanta Corp. Class B	952	27
Gladstone Commercial Corp. REIT	1,300	22
* Horizon Group Properties, Inc. REIT	3,415	18
Investors Capital Holdings, Ltd.	2,700	11
Old Point Financial Corp.	306	9
* Central Jersy Bancorp	600	9
* Diamond Hill Investment Group	316	8
PAULA Financial	3,100	7
Oneida Financial Corp.	400	4
AmREIT, Inc.	500	4
* Analytical Surveys, Inc.	2,531	3
Middleburg Financial Corp.	100	3
* Olympic Cascade Financial Corp.	2,900	3
* U.S. Global Investors, Inc. Class A	200	1
* Transnational Financial Network	100	—
Ohio Valley Banc Corp.	1	—

		2,501,468

Health Care (12.2%)
* Genentech, Inc.	1,470,818	123,858
* Celgene Corp.	552,193	29,995
* PacifiCare Health Systems, Inc.	288,344	23,004
* Sepracor Inc.	346,793	20,457
Omnicare, Inc.	347,150	19,520
* Barr Pharmaceuticals Inc.	348,955	19,165
* IVAX Corp.	707,804	18,658
* Patterson Cos	453,769	18,164
* Health Net Inc.	372,853	17,643
* Varian Medical Systems, Inc.	430,160	16,996
* DaVita, Inc.	332,313	15,310
DENTSPLY International Inc.	261,140	14,107
* Lincare Holdings, Inc.	323,268	13,270
* Invitrogen Corp.	174,852	13,154
* Triad Hospitals, Inc.	283,200	12,820
* Henry Schein, Inc.	286,971	12,231
*^ Amylin Pharmaceuticals, Inc.	343,684	11,957
* Community Health Systems, Inc.	294,884	11,444
Cooper Cos., Inc.	145,429	11,141
Beckman Coulter, Inc.	203,786	11,000
* Renal Care Group, Inc.	223,701	10,586
* Charles River Laboratories, Inc.	235,829	10,287
* WebMD Corp.	922,671	10,223
* Respironics, Inc.	236,670	9,983
* Cytyc Corp.	368,987	9,907
* Protein Design Labs, Inc.	352,152	9,860
* Covance, Inc.	204,820	9,829
* Affymetrix, Inc.	209,787	9,698
Dade Behring Holdings Inc.	261,716	9,595
* Pharmaceutical Product Development, Inc.	164,754	9,475
* Millennium Pharmaceuticals, Inc.	1,015,075	9,471
* ResMed Inc.	115,635	9,210
* Inamed Corp.	119,461	9,041
* Cephalon, Inc.	191,319	8,881
Universal Health Services Class B	183,389	8,735
* Edwards Lifesciences Corp.	196,440	8,724
* Cerner Corp.	99,851	8,680
* Intuitive Surgical, Inc.	115,216	8,444
* Stericycle, Inc.	146,489	8,372
* Gen-Probe Inc.	166,949	8,256
* Advanced Medical Optics, Inc.	217,269	8,245
* LifePoint Hospitals, Inc.	187,414	8,196
* Techne Corp.	128,333	7,312
* IDEXX Laboratories Corp.	107,148	7,166
* Vertex Pharmaceuticals, Inc.	314,311	7,025
* ImClone Systems, Inc.	223,302	7,023
* VCA Antech, Inc.	271,118	6,919
Mentor Corp.	123,528	6,795
Valeant Pharmaceuticals International	304,245	6,109
* Pediatrix Medical Group, Inc.	78,164	6,005
* Neurocrine Biosciences, Inc.	120,855	5,945
* Human Genome Sciences, Inc.	429,589	5,838
^ Medicis Pharmaceutical Corp.	179,213	5,835
* Sierra Health Services, Inc.	83,605	5,758
* United Surgical Partners International, Inc.	145,353	5,685
* MGI Pharma, Inc.	236,688	5,517
* Sybron Dental Specialties, Inc.	132,581	5,513
STERIS Corp.	223,727	5,322
* Apria Healthcare Group Inc.	162,623	5,189
* OSI Pharmaceuticals, Inc.	169,467	4,955
* ICOS Corp.	179,112	4,947
* Kinetic Concepts, Inc.	87,068	4,945
* WellCare Health Plans Inc.	128,357	4,756
* Nektar Therapeutics	280,475	4,754
* American Healthways Inc.	109,429	4,640
* United Therapeutics Corp.	66,128	4,616
* American Medical Systems Holdings, Inc.	227,506	4,584
* Endo Pharmaceuticals Holdings, Inc.	165,438	4,412
* Beverly Enterprises, Inc.	359,219	4,400
Invacare Corp.	104,515	4,355
* Alkermes, Inc.	256,048	4,302
* Hologic, Inc.	72,736	4,201
* Haemonetics Corp.	86,621	4,117
* Immucor Inc.	149,058	4,090
Diagnostic Products Corp.	77,494	4,086
*^ Idenix Pharmaceuticals Inc.	158,860	3,987
* ViroPharma Inc.	190,330	3,959
*^ Sunrise Senior Living, Inc.	58,888	3,930
* CV Therapeutics, Inc.	146,228	3,912
Perrigo Co.	273,174	3,909
Owens & Minor, Inc. Holding Co.	131,245	3,852
* Cubist Pharmaceuticals, Inc.	175,588	3,782
* The Medicines Co.	162,827	3,747
* Theravance, Inc.	176,841	3,721
* Andrx Group	240,601	3,712
*^ Foxhollow Technologies Inc.	77,405	3,685
* Martek Biosciences Corp.	104,214	3,661
* Ventana Medical Systems, Inc.	95,109	3,621
* Priority Healthcare Corp. Class B	127,239	3,545
* Biosite Inc.	56,951	3,523
* Centene Corp.	139,435	3,490
Alpharma, Inc. Class A	137,031	3,408
* Bio-Rad Laboratories, Inc. Class A	61,071	3,358
* Kyphon Inc.	74,981	3,295
* ArthroCare Corp.	81,484	3,277
* Medarex, Inc.	342,553	3,261
* Kos Pharmaceuticals, Inc.	48,384	3,238
* AMERIGROUP Corp.	169,031	3,232
* Magellan Health Services, Inc.	91,297	3,209
* Advanced Neuromodulation Systems, Inc.	66,275	3,145
* IDX Systems Corp.	70,848	3,059
* Abgenix, Inc.	238,638	3,026
* Par Pharmaceutical Cos. Inc.	112,132	2,985
* American Pharmaceuticals Partners, Inc.	64,191	2,931
* Onyx Pharmaceuticals, Inc.	115,903	2,895
* Salix Pharmaceuticals, Ltd.	135,478	2,879
* PSS World Medical, Inc.	214,607	2,863
* New River Pharmaceuticals Inc.	59,148	2,836
* Telik, Inc.	170,388	2,788
* Alexion Pharmaceuticals, Inc.	100,446	2,780
PolyMedica Corp.	78,929	2,758
*^ Momenta Pharmaceuticals, Inc.	99,770	2,719
* Kindred Healthcare, Inc.	91,150	2,716
* CONMED Corp.	96,822	2,699
* SFBC International, Inc.	60,459	2,684
* AmSurg Corp.	97,305	2,662
* Genesis Healthcare Corp.	65,195	2,629
* Symmetry Medical Inc.	110,242	2,613
* Viasys Healthcare Inc.	104,116	2,602
* Serologicals Corp.	114,622	2,586
* Thoratec Corp.	145,492	2,584
* Matria Healthcare, Inc.	67,661	2,554
* Nabi Biopharmaceuticals	193,873	2,540
* Psychiatric Solutions, Inc.	46,688	2,532
LCA-Vision Inc.	67,775	2,516
* LabOne, Inc.	57,615	2,506
West Pharmaceutical Services, Inc.	83,285	2,471
* K-V Pharmaceutical Co. Class A	134,401	2,388
* Radiation Therapy Services, Inc.	74,914	2,387
* Integra LifeSciences Holdings	60,306	2,307
Analogic Corp.	45,289	2,283
* LifeCell Corp.	105,231	2,276
* Eclipsys Corp.	124,629	2,223
* Encysive Pharmaceuticals, Inc.	187,917	2,214
* Wright Medical Group, Inc.	89,127	2,200
* PRA International	71,724	2,174
* Conor Medsystems, Inc.	92,275	2,168
*^ Cyberonics, Inc.	72,186	2,154
* Myriad Genetics, Inc.	94,093	2,057
Arrow International, Inc.	72,606	2,048
* eResearch Technology, Inc.	140,588	1,995
*^ AtheroGenics, Inc.	123,344	1,977
Quality Systems, Inc.	28,458	1,966
* DJ Orthopedics Inc.	67,482	1,953
* BioMarin Pharmaceutical Inc.	222,684	1,944
* Chattem, Inc.	53,954	1,915
* Allscripts Healthcare Solutions, Inc.	104,827	1,889
* Eyetech Pharmaceuticals Inc.	101,768	1,828
*^ MannKind Corp.	131,663	1,802
*^ SurModics, Inc.	46,110	1,784
* Greatbatch, Inc.	64,018	1,757
* First Horizon Pharmaceutical Corp.	87,994	1,748
*^ NitroMed, Inc.	94,419	1,700
* Pharmion Corp.	77,131	1,682
Healthcare Services Group, Inc.	87,022	1,675
* Laserscope	58,928	1,661
* Digene Corp.	57,677	1,644
*^ Geron Corp.	159,580	1,639
* Molina Healthcare Inc.	64,586	1,614
* Amedisys Inc.	41,006	1,599
* Aspect Medical Systems, Inc.	53,542	1,586
* Connetics Corp.	91,411	1,546
* Odyssey Healthcare, Inc.	90,198	1,531
* Keryx Biopharmaceuticals, Inc.	97,095	1,530
* Tanox, Inc.	104,120	1,525
* Regeneron Pharmaceuticals, Inc.	160,252	1,521
* PAREXEL International Corp.	73,796	1,483
* Rigel Pharmaceuticals, Inc.	61,830	1,470
*^ StemCells, Inc.	264,604	1,461
* Symbion, Inc.	56,308	1,457
* Panacos Pharmaceuticals Inc.	147,617	1,438
* American Retirement Corp.	76,316	1,437
* Exelixis, Inc.	185,338	1,422
* Per-Se Technologies, Inc.	68,755	1,420
* SonoSite, Inc.	47,281	1,403
* Zymogenetics, Inc.	82,935	1,368
* OraSure Technologies, Inc.	144,223	1,360
Landauer, Inc.	26,141	1,281
* Kendle International Inc.	45,347	1,276
* Avanir Pharmaceuticals Class A	409,835	1,266
* InterMune Inc.	76,328	1,263
* ICU Medical, Inc.	43,022	1,237
* Myogen, Inc.	52,593	1,236
* Enzo Biochem, Inc.	79,955	1,228
* SciClone Pharmaceuticals, Inc.	217,477	1,227
Vital Signs, Inc.	26,507	1,222
Datascope Corp.	39,236	1,217
* Kensey Nash Corp.	39,519	1,212
* Incyte Corp.	256,772	1,207
* Merit Medical Systems, Inc.	68,008	1,206
* Adolor Corp.	112,231	1,199
* VaxGen, Inc.	81,259	1,178
* Luminex Corp.	114,897	1,154
* Inverness Medical Innovations, Inc.	43,324	1,149
* Albany Molecular Research, Inc.	94,061	1,146
*^ Dendreon Corp.	169,543	1,138
* HealthTronics Surgical Services, Inc.	114,074	1,136
* Aastrom Biosciences, Inc.	472,091	1,109
Meridian Bioscience Inc.	52,764	1,092
* Res-Care, Inc.	70,752	1,089
* Nuvasive, Inc.	58,088	1,089
*^ Durect Corp.	158,841	1,088
* ARIAD Pharmaceuticals, Inc.	144,531	1,074
* ImmunoGen, Inc.	145,999	1,072
* Cantel Medical Corp.	50,790	1,069
* NeoPharm, Inc.	86,049	1,067
* RehabCare Group, Inc.	51,920	1,065
* Gentiva Health Services, Inc.	58,429	1,059
* Illumina, Inc.	82,553	1,058
* Somanetics Corp.	42,240	1,056
* Penwest Pharmaceuticals Co.	59,613	1,045
* BioCryst Pharmaceuticals, Inc.	105,813	1,035
*^ Cell Therapeutics, Inc.	359,991	1,030
* Noven Pharmaceuticals, Inc.	73,246	1,025
* Molecular Devices Corp.	48,226	1,007
* Accelrys Inc.	148,648	1,005
* Align Technology, Inc.	148,051	995
*^ Columbia Laboratories Inc.	259,899	977
* US Physical Therapy, Inc.	53,577	973
* IntraLase Corp.	65,901	969
* NPS Pharmaceuticals Inc.	95,685	967
* Natus Medical Inc.	77,943	949
* Trimeris, Inc.	61,687	946
* Nuvelo, Inc.	97,637	937
* BioScrip Inc.	143,478	933
*^ Q-Med, Inc.	72,819	915
* American Dental Partners, Inc.	26,573	901
* Guilford Pharmaceuticals, Inc.	245,771	897
* TriPath Imaging, Inc.	125,592	887
* XOMA Ltd.	497,292	875
* Cepheid, Inc.	117,324	867
Young Innovations, Inc.	22,404	848
* Genta Inc.	562,394	844
* Angiodynamics Inc.	40,021	840
* STAAR Surgical Co.	151,807	836
* ThermoGenesis Corp.	154,657	820
Option Care, Inc.	55,631	814
* Abaxis, Inc.	62,320	813
*^ Cell Genesys, Inc.	148,378	813
* Alnylam Pharmaceuticals Inc.	71,592	809
* DOV Pharmaceutical, Inc.	47,634	809
* Lexicon Genetics Inc.	201,857	803
*^ Threshold Pharmaceuticals, Inc.	58,769	802
* Cytokinetics, Inc.	98,064	798
* Progenics Pharmaceuticals, Inc.	33,530	795
* CorVel Corp.	33,151	794
* MedCath Corp.	32,717	777
* Medical Action Industries Inc.	45,197	776
* Neurometrix Inc.	26,000	774
* Vion Pharmaceuticals, Inc.	356,640	774
* Candela Corp.	78,670	773
* Caliper Life Sciences, Inc.	109,766	772
* Hi-Tech Pharmacal Co., Inc.	25,620	771
Computer Programs and Systems, Inc.	22,091	763
* Nastech Pharmaceutical Co., Inc.	53,908	762
* Collagenex Pharmaceuticals, Inc.	76,833	762
*^ Microvision, Inc.	128,946	761
* Sun Healthcare Group Inc.	103,351	761
* Emisphere Technologies, Inc.	168,804	760
* Tercica, Inc.	66,975	755
* Alliance Imaging, Inc.	88,170	754
* Bruker BioSciences Corp.	171,501	751
* Indevus Pharmaceuticals, Inc.	259,765	748
* Phase Forward Inc.	67,821	741
* ev3 Inc.	39,500	741
* Vivus, Inc.	205,436	738
* Inspire Pharmaceuticals, Inc.	96,815	736
* Biosource International Inc.	57,438	723
*^ Oxigene, Inc.	136,868	721
* Cardiac Science Corp.	67,194	720
* Orthovita, Inc.	167,913	719
* Oscient Pharmaceuticals	338,838	718
* Cerus Corp.	81,003	718
* Enzon Pharmaceuticals, Inc.	108,159	717
* Omnicell, Inc.	73,649	717
* Adams Respiratory Therapeutics, Inc.	22,106	714
* Northfield Laboratories, Inc.	55,096	711
* National Medical Health Card Systems, Inc.	25,710	711
* America Service Group Inc.	42,743	709
* Conceptus, Inc.	60,959	707
* Palomar Medical Technologies, Inc.	26,768	702
* Pozen Inc.	63,599	699
* Osteotech, Inc.	121,670	697
*^ Matrixx Initiatives, Inc.	49,023	697
* BioSphere Medical Inc.	122,453	696
* SONUS Pharmaceuticals, Inc.	163,167	693
* Animas Corp.	44,023	691
* Cholestech Corp.	68,409	690
* Regeneration Technologies, Inc.	84,376	689
* Specialty Laboratories, Inc.	52,071	689
* PhotoMedex, Inc.	330,107	687
* Seattle Genetics, Inc.	130,387	685
* Cotherix, Inc.	48,629	678
National Healthcare Corp.	19,284	675
* Anadys Pharmaceuticals Inc.	62,861	671
* Bioenvision, Inc.	83,180	668
* Peregrine Pharmaceuticals, Inc.	666,678	667
* SuperGen, Inc.	105,419	664
* Repligen Corp.	211,511	660
* Discovery Laboratories, Inc.	102,221	659
* VistaCare, Inc.	45,379	657
* Acadia Pharmaceuticals Inc.	57,654	656
* Horizon Health Corp.	24,063	654
*^ Nanogen, Inc.	203,490	653
* Diversa Corp.	111,740	647
* Zoll Medical Corp.	24,600	646
* Endologix, Inc.	126,784	644
* Fonar Corp.	595,934	644
* Spectranetics Corp.	68,136	641
* Zonagen, Inc.	111,200	639
* Anika Resh Inc.	53,754	635
*^ Sirna Therapeutics, Inc.	144,188	634
* IRIS International, Inc.	34,300	632
* Iridex Corp.	71,270	626
*^ EntreMed, Inc.	262,101	626
*^ Neurobiological Technologies, Inc.	162,252	618
* DepoMed, Inc.	94,595	613
* Quidel Corp.	64,377	609
* Netsmart Technologies, Inc.	49,744	608
* Rita Medical Systems, Inc.	167,523	596
*^ Solexa, Inc.	101,845	596
* E-Z-EM, Inc.	41,829	592
*^ Allos Therapeutics Inc.	242,530	592
* Emeritus Corp.	34,430	590
* Cutera, Inc.	22,678	588
* CuraGen Corp.	118,570	587
*^ Bradley Pharmaceuticals, Inc.	53,642	586
* Dexcom Inc.	50,085	582
*^ Immunomedics Inc.	287,403	581
*^ Antigenics, Inc.	106,400	577
* Neogen Corp.	32,023	576
* Monogram Biosciences, Inc.	242,956	571
* Allied Healthcare International Inc.	100,461	568
* Orchid Cellmark, Inc.	66,774	568
*^ Renovis, Inc.	41,937	567
* Embrex, Inc.	49,665	563
* Arena Pharmaceuticals, Inc.	56,631	561
* Kosan Biosciences, Inc.	76,924	559
* Dyax Corp.	99,391	556
* ABIOMED, Inc.	54,909	553
* Sangamo BioSciences, Inc.	125,279	550
*^ Insmed Inc.	409,135	548
Psychemedics Corp.	40,180	546
Isis Pharmaceuticals, Inc.	107,875	545
*^ Novavax, Inc.	311,225	545
* Micro Therapeutics, Inc.	97,230	544
*^ Immtech International, Inc.	46,563	543
*^ ATS Medical, Inc.	143,494	531
* Synovis Life Technologies, Inc.	48,853	525
* ViaCell, Inc.	89,939	522
* Savient Pharmaceuticals Inc.	138,125	521
* Array BioPharma Inc.	72,516	521
* Maxygen Inc.	62,587	519
* Adeza Biomedical Corp.	29,720	517
* Covalent Group, Inc.	196,091	506
Hooper Holmes, Inc.	127,633	502
*^ Clarient, Inc.	308,400	500
* I-Flow Corp.	36,236	497
* Pharmacyclics, Inc.	54,813	494
* Stereotaxis Inc.	66,278	491
* Ciphergen Biosystems, Inc.	262,268	485
*^ Acusphere, Inc.	87,558	482
* Radiologix Inc.	131,097	480
*^ Genaera Corp.	245,240	471
* AVANT Immunotherapeutics, Inc.	354,108	460
* Third Wave Technologies	92,625	458
* Bentley Pharmaceuticals, Inc.	37,790	452
* Bioanalytical Systems, Inc.	85,896	451
* Cypress Bioscience, Inc.	82,568	447
* Hanger Orthopedic Group, Inc.	57,674	444
* ArQule, Inc.	56,495	442
* Pain Therapeutics, Inc.	70,185	441
* Zila, Inc.	126,407	441
*^ Urologix, Inc.	103,066	437
*^ Critical Therapeutics, Inc.	46,318	436
*^ CYTOGEN Corp.	107,954	436
* InKine Pharmaceutical Co., Inc.	119,059	435
* Orthologic Corp.	112,999	433
*^ Lipid Sciences, Inc.	144,938	430
^ BioLase Technology, Inc.	60,032	428
* Santarus Inc.	68,754	427
* Sonic Innovations, Inc.	93,380	413
*^ Advanced Magnetics, Inc.	42,507	412
* Enpath Medical, Inc.	50,797	401
*^ Cortex Pharmaceuticals, Inc.	169,207	401
* North American Scientific, Inc.	152,399	401
*^ AVI BioPharma, Inc.	151,247	399
* Possis Medical Inc.	36,340	398
* Mediware Information Systems, Inc.	49,413	393
*^ Carrington Labs Inc.	93,043	392
* GTx, Inc.	41,957	391
* EPIX Pharmaceuticals, Inc.	50,476	389
*^ Inhibitex Inc.	38,081	388
* Barrier Therapeutics Inc.	46,175	387
*^ SIGA Technologies, Inc.	365,231	387
* GenVec, Inc.	184,124	379
* Advancis Pharmaceutical Corp.	267,573	377
*^ Hythiam Inc.	56,985	377
*^ GTC Biotherapeutics, Inc.	269,754	375
*^ OCA Inc.	246,567	370
* VNUS Medical Technologies, Inc.	35,213	367
* Natural Alternatives International, Inc.	52,837	367
* Exactech, Inc.	24,724	366
* Pharmacopeia Drug Discovery	101,730	364
* Medtox Scientific, Inc.	50,018	363
* Cellegy Pharmaceuticals, Inc.	245,753	359
* Encore Medical Corp.	76,174	358
*^ AP Pharma Inc.	205,127	357
* Vital Images, Inc.	15,898	354
* Escalon Medical Corp.	56,374	347
* CryoLife Inc.	49,610	345
* Neurogen Corp.	49,434	340
* Harvard Bioscience, Inc.	110,039	336
* Heska Corp.	374,835	334
* Theragenics Corp.	112,089	331
* Curis, Inc.	71,676	329
* Vical, Inc.	66,272	326
* Compex Technologies Inc.	72,870	315
*^ ADVENTRX Pharmaceuticals, Inc.	92,499	315
* Five Star Quality Care, Inc.	45,537	314
* Gene Logic Inc.	64,056	313
*^ Dialysis Corporation of America	22,467	291
* Paincare Holdings Inc.	77,435	290
* DUSA Pharmaceuticals, Inc.	27,100	287
* Corcept Therapeutics Inc.	55,139	276
* Stratagene Holding Corp.	30,302	273
*^ Aradigm Corp.	254,957	273
* Sequenom, Inc.	284,105	273
* Natrol, Inc.	114,258	271
* Ista Pharmaceuticals Inc.	40,548	269
*^ Genitope Corp.	38,284	266
* Immunicon Corp.	65,922	259
*^ Hollis-Eden Pharmaceuticals, Inc.	39,309	251
* Avigen, Inc.	89,902	250
* SeraCare Life Sciences, Inc.	13,700	243
*^ Alfacell Corp.	123,646	235
* Neose Technologies, Inc.	98,815	232
* Vasomedical, Inc.	412,707	227
*^ Auxilium Pharmaceuticals, Inc.	45,208	225
* CardioDynamics International Corp.	166,388	225
* Digital Angel Corp.	70,350	219
*^ IDM Pharma, Inc.	40,504	218
* Axonyx Inc.	185,339	213
* Microtek Medical Holdings, Inc.	56,394	209
* SRI/Surgical Express, Inc.	33,061	209
*^ Introgen Therapeutics, Inc.	39,849	208
* Corgentech Inc.	86,746	205
* Titan Pharmaceuticals, Inc.	110,298	195
* Xenoport Inc.	11,200	185
*^ Hemispherx Biopharma, Inc.	108,292	184
*^ Vascular Solutions, Inc.	18,323	181
*^ Aksys, Ltd.	85,407	180
*^ The Immune Response Corp.	384,168	177
* Icagen, Inc.	26,050	176
National Research Corp.	10,540	173
* IntraBiotics Pharmaceuticals, Inc.	46,222	169
* Pharmos Corp.	76,879	164
* Large Scale Biology Corp.	197,195	164
* AtriCure, Inc.	11,500	160
Mesa Laboratories, Inc.	12,003	153
*^ Continucare Corp.	59,098	151
*^ NeoRx Corp.	159,183	148
* Sunlink Health Systems, Inc.	17,000	148
* Lifecore Biomedical Inc.	12,002	145
*^ Interpharm Holdings, Inc.	103,637	141
* Palatin Technologies, Inc.	61,090	141
* Retractable Technologies, Inc.	29,868	137
Coley Pharmaceutical Group	7,500	137
*^ Curon Medical Inc.	334,765	134
*^ Genelabs Technologies, Inc.	206,686	132
* LHC Group Inc.	8,450	131
*^ Memory Pharmaceuticals Corp.	48,099	130
*^ Vision Sciences, Inc.	63,400	130
* Capital Senior Living Corp.	15,484	129
* Digirad Corp.	26,520	128
* Allion Healthcare Inc.	7,100	128
* Maxim Pharmaceuticals, Inc.	93,043	125
*^ Curative Health Services, Inc.	118,927	115
* CancerVax Corp.	32,339	111
* IVAX Diagnostics, Inc.	28,708	111
* Exact Sciences Corp.	59,493	108
* Synergetics USA, Inc.	22,589	103
*^ CardioTech International, Inc.	43,654	101
* Novoste Corp.	158,174	98
* Novamed, Inc.	14,225	97
* Questcor Pharmaceuticals, Inc.	171,500	93
* Proxymed Pharmacy, Inc.	17,971	91
*^ GlycoGenesys, Inc.	87,076	90
* HMS Holdings Corp.	12,851	89
* Dynavax Technologies Corp.	12,724	85
* SCOLR Pharma Inc.	20,100	85
* Discovery Partners International	26,034	84
* Almost Family Inc.	5,142	83
*^ Aphton Corp.	129,597	83
* Targeted Genetics Corp.	117,596	80
*^ Alteon, Inc.	246,131	74
*^ Applied Imaging Corp.	52,034	70
* Bio-Reference Laboratories, Inc.	4,000	69
* Caraco Pharmaceutical Laboratories, Ltd.	7,900	69
* IGI, Inc.	72,000	68
*^ The Med-Design Corp.	140,826	68
* BioSpecifics Technologies Corp.	40,800	64
* Dynacq Healthcare, Inc.	11,146	50
* La Jolla Pharmaceutical Co.	61,644	47
*^ Integrated Biopharma, Inc.	22,551	46
* PRAECIS Pharmaceuticals Inc.	95,470	44
* Monogram Biosciences, Inc. Rights Exp. 6/13/06	117,215	42
* NMT Medical, Inc.	3,664	40
*^ BriteSmile, Inc.	39,793	38
Atrion Corp.	527	34
*^ Biopure Corp. Class A	30,654	34
* Precision Optics Corp., Inc.	65,104	32
* Air Methods Corp.	2,000	23
* RegeneRx Biopharmaceuticals, Inc.	6,400	22
* Metropolitan Health Networks Inc.	6,300	17
* United American Healthcare Corp.	5,335	17
* Transgenomic, Inc.	3,000	3
* DiaSys Corp.	15,730	3
* Isolagen Inc.	1,000	2
* Manhattan Pharmaceuticals, Inc.	681	1
* Insite Vision, Inc.	200	—

		1,249,000

Integrated Oils (0.1%)
* KCS Energy, Inc.	163,708	4,507
* Giant Industries, Inc.	38,560	2,257
* Delta Petroleum Corp.	85,926	1,787
*^ GMX Resources Inc.	39,518	1,038
* Tipperary Corp.	77,069	568
* Vaalco Energy, Inc.	92,838	375

		10,532

Other Energy (7.7%)
Peabody Energy Corp.	431,557	36,402
Chesapeake Energy Corp.	913,959	34,959
GlobalSantaFe Corp.	632,842	28,870
* Ultra Petroleum Corp.	504,571	28,700
Noble Energy, Inc.	574,590	26,948
Pioneer Natural Resources Co.	466,724	25,632
ENSCO International, Inc.	500,096	23,299
Smith International, Inc.	698,488	23,267
CONSOL Energy, Inc.	301,881	23,024
* Newfield Exploration Co.	416,863	20,468
Patterson-UTI Energy, Inc.	565,039	20,387
* Grant Prideco, Inc.	417,988	16,991
Equitable Resources, Inc.	399,410	15,601
* Reliant Energy, Inc.	994,709	15,358
Tesoro Petroleum Corp.	227,828	15,319
* Pride International, Inc.	519,726	14,817
Arch Coal, Inc.	209,814	14,162
* Cooper Cameron Corp.	184,069	13,608
Massey Energy Co.	252,585	12,900
* Cimarex Energy Co.	269,770	12,229
Pogo Producing Co.	196,130	11,560
* Plains Exploration & Production Co.	257,360	11,020
Helmerich & Payne, Inc.	169,272	10,222
Diamond Offshore Drilling, Inc.	165,022	10,108
Range Resources Corp.	249,468	9,632
* NRG Energy, Inc.	223,240	9,510
* FMC Technologies Inc.	225,143	9,481
* Denbury Resources, Inc.	187,773	9,471
* Forest Oil Corp.	179,517	9,353
Todco Class A	200,759	8,374
* Unit Corp.	150,772	8,335
Vintage Petroleum, Inc.	179,867	8,213
* Quicksilver Resources, Inc.	171,712	8,206
Frontier Oil Corp.	184,432	8,180
Cabot Oil & Gas Corp.	160,818	8,123
* Cal Dive International, Inc.	127,567	8,089
* Cheniere Energy, Inc.	176,574	7,303
St. Mary Land & Exploration Co.	185,603	6,793
* Spinnaker Exploration Co.	88,858	5,748
* Stone Energy Corp.	88,704	5,414
* Grey Wolf, Inc.	629,154	5,304
* SEACOR Holdings Inc.	67,999	4,935
* Houston Exploration Co.	72,038	4,845
* Oceaneering International, Inc.	86,246	4,606
* Hydrill Co.	64,183	4,406
* Comstock Resources, Inc.	133,749	4,388
* Swift Energy Co.	94,207	4,310
CARBO Ceramics Inc.	65,025	4,291
* Whiting Petroleum Corp.	97,775	4,286
* Encore Acquisition Co.	107,402	4,173
Berry Petroleum Class A	62,385	4,160
* Veritas DGC Inc.	111,110	4,069
* Global Industries Ltd.	273,131	4,026
Holly Corp.	62,027	3,968
* Hanover Compressor Co.	272,733	3,780
* Atwood Oceanics, Inc.	43,915	3,698
Penn Virginia Corp.	61,071	3,524
* TETRA Technologies, Inc.	112,469	3,511
* Oil States International, Inc.	95,140	3,455
Foundation Coal Holdings, Inc.	89,548	3,443
* Superior Energy Services, Inc.	149,065	3,442
* Alpha Natural Resources, Inc.	112,060	3,366
* Remington Oil & Gas Corp.	76,972	3,194
* W-H Energy Services, Inc.	92,088	2,985
* Parker Drilling Co.	318,071	2,949
* Energy Partners, Ltd.	90,624	2,829
*^ KFX, Inc.	161,914	2,772
* James River Coal Co.	54,778	2,765
* Petrohawk Energy Corp.	190,184	2,741
* Bois d'Arc Energy, Inc.	153,481	2,641
* Newpark Resources, Inc.	285,342	2,403
* Universal Compression Holdings, Inc.	58,346	2,320
* Bill Barrett Corp.	59,853	2,204
* Warren Resources Inc.	127,304	2,132
* Petroleum Development Corp.	55,524	2,129
* Atlas America, Inc.	43,368	2,119
*^ Syntroleum Corp.	144,438	2,103
Lufkin Industries	46,870	2,041
*^ Toreador Resources Corp.	55,928	1,980
* Enbridge Energy Management LLC	35,811	1,979
*^ ATP Oil & Gas Corp.	59,373	1,950
*^ Input/Output, Inc.	229,408	1,831
* Parallel Petroleum Corp.	127,173	1,780
* Edge Petroleum Corp.	66,943	1,767
W&T Offshore, Inc.	53,266	1,727
* Carrizo Oil & Gas, Inc.	57,640	1,689
* PetroQuest Energy, Inc.	160,526	1,676
*^ Evergreen Solar, Inc.	177,901	1,660
* Hornbeck Offshore Services, Inc.	43,764	1,603
* Pioneer Drilling Co.	81,109	1,583
RPC Inc.	61,274	1,578
* Dril-Quip, Inc.	32,373	1,554
* Dresser Rand Group, Inc.	60,200	1,483
* Brigham Exploration Co.	113,235	1,455
* FX Energy, Inc.	120,711	1,445
* Goodrich Petroleum Corp.	59,548	1,398
* NATCO Group Inc.	53,019	1,342
* Harvest Natural Resources, Inc.	124,810	1,339
*^ FuelCell Energy, Inc.	120,272	1,319
Crosstex Energy, Inc.	20,449	1,308
Ormat Technologies Inc.	53,220	1,178
Gulf Island Fabrication, Inc.	39,991	1,150
*^ McMoRan Exploration Co.	58,063	1,129
* Clayton Williams Energy, Inc.	25,898	1,119
*^ Plug Power, Inc.	164,085	1,116
* Gasco Energy Inc.	167,200	1,112
* Westmoreland Coal Co.	39,597	1,095
* Double Eagle Petroleum Co.	40,782	977
Resource America, Inc.	54,534	967
* The Exploration Co. of Delaware, Inc.	133,945	964
* The Meridian Resource Corp.	224,657	937
* Dawson Geophysical	29,254	885
* TransMontaigne Inc.	105,807	845
MarkWest Hydrocarbon, Inc.	32,570	814
* Endeavor International Corp.	160,200	801
* Mitcham Industries, Inc.	67,819	773
* Callon Petroleum Co.	35,657	746
*^ Capstone Turbine Corp.	204,132	725
*^ Millennium Cell Inc.	331,288	676
* Alon USA Energy, Inc.	24,600	594
* Royale Energy, Inc.	58,769	586
* Global Power Equipment Group Inc.	80,881	577
*^ Transmeridian Exploration Inc.	135,800	564
* Wilshire Enterprises, Inc.	68,800	563
*^ Matrix Service Co.	69,903	563
* Harken Energy Corp.	699,584	553
*^ Infinity, Inc.	64,773	528
*^ Pacific Ethanol, Inc.	49,775	514
*^ OMNI Energy Services Corp.	122,346	484
*^ Tri-Valley Corp.	40,800	406
* Abraxas Petroleum Corp.	46,700	370
* Superior Well Services,Inc	14,984	346
*^ Ngas Resources Inc.	24,450	341
* Arena Resources, Inc.	11,940	295
* Rentech, Inc.	103,806	263
*^ American Oil & Gas Inc.	30,600	220
Barnwell Industries, Inc.	2,522	161
APCO Argentina Inc.	3,133	150
* Natural Gas Services Group	3,700	130
Panhandle Royalty Co.	3,000	128
* Bolt Technology Corp.	12,800	106
* Allis-Chalmers Energy Inc.	8,900	105
* Contango Oil & Gas Co.	8,700	105
* Bronco Drilling Company Inc.	1,700	47
* T-3 Energy Services, Inc.	2,200	37
* Tengasco, Inc.	6,000	3
* Hyperdynamics Corp.	200	—

		788,583

Materials & Processing (6.7%)
Precision Castparts Corp.	437,168	23,214
Lyondell Chemical Co.	673,669	19,280
Bunge Ltd.	328,691	17,296
* Energizer Holdings, Inc.	233,328	13,230
* Jacobs Engineering Group Inc.	190,268	12,824
Martin Marietta Materials, Inc.	152,274	11,947
The St. Joe Co.	189,065	11,807
Florida Rock Industries, Inc.	155,034	9,936
Chemtura Corp.	780,761	9,697
Lubrizol Corp.	223,062	9,665
Harsco Corp.	136,893	8,976
Sonoco Products Co.	325,248	8,883
* Crown Holdings, Inc.	546,119	8,705
The Timken Co.	270,651	8,019
York International Corp.	138,841	7,785
Lafarge North America Inc.	110,902	7,498
Valspar Corp.	332,612	7,437
*^ USG Corp.	106,250	7,302
Hughes Supply, Inc.	219,226	7,147
RPM International, Inc.	386,912	7,119
Eagle Materials, Inc.	58,529	7,104
* FMC Corp.	123,918	7,091
* The Mosaic Co.	430,658	6,899
Cabot Corp.	203,901	6,731
* Owens-Illinois, Inc.	321,267	6,625
Scotts Miracle-Gro Co.	74,422	6,544
Airgas, Inc.	219,054	6,491
Commercial Metals Co.	190,910	6,441
* Smurfit-Stone Container Corp.	618,267	6,405
* Shaw Group, Inc.	258,537	6,376
^ Cleveland-Cliffs Inc.	72,209	6,290
AptarGroup Inc.	115,484	5,752
* URS Corp.	140,666	5,682
Cytec Industries, Inc.	130,172	5,647
Quanex Corp.	83,182	5,508
* Lone Star Technologies, Inc.	98,608	5,482
Bowater Inc.	183,663	5,192
Potlatch Corp.	95,485	4,977
Corn Products International, Inc.	245,563	4,953
Worthington Industries, Inc.	233,642	4,913
CLARCOR Inc.	169,166	4,858
Reliance Steel & Aluminum Co.	90,728	4,802
Brady Corp. Class A	154,836	4,791
Albemarle Corp.	125,724	4,740
Simpson Manufacturing Co.	119,817	4,690
* Quanta Services, Inc.	354,625	4,525
Lennox International Inc.	163,815	4,490
Olin Corp.	234,784	4,459
Greif Inc. Class A	73,644	4,426
Building Materials Holding Corp.	47,042	4,384
Acuity Brands, Inc.	145,745	4,324
Steel Dynamics, Inc.	126,077	4,282
* Maverick Tube Corp.	141,150	4,235
Carpenter Technology Corp.	71,937	4,216
Forest City Enterprise Class A	110,527	4,211
* Armor Holdings, Inc.	96,672	4,158
* Hexcel Corp.	226,268	4,138
Granite Construction Co.	107,882	4,125
Watsco, Inc.	77,625	4,123
Texas Industries, Inc.	74,814	4,070
Packaging Corp. of America	206,316	4,005
* Huntsman Corp.	202,444	3,958
* Energy Conversion Devices, Inc.	87,609	3,932
* Washington Group International, Inc.	72,560	3,910
Albany International Corp.	104,853	3,866
Minerals Technologies, Inc.	66,901	3,827
* Coeur d'Alene Mines Corp.	788,666	3,336
Mueller Industries Inc.	119,890	3,329
* Gold Kist Inc.	168,904	3,302
Longview Fibre Co.	167,478	3,264
* Dycom Industries, Inc.	161,078	3,257
* Oregon Steel Mills, Inc.	116,460	3,249
USEC Inc.	283,745	3,167
Delta & Pine Land Co.	118,054	3,118
* AK Steel Corp.	360,445	3,089
Universal Forest Products, Inc.	53,021	3,039
* EMCOR Group, Inc.	51,160	3,034
UAP Holding Corp.	166,201	3,008
* RTI International Metals, Inc.	75,374	2,966
* Ceradyne, Inc.	80,734	2,961
H.B. Fuller Co.	94,507	2,937
* Trammell Crow Co.	117,617	2,903
Celanese Corp. Series A	166,214	2,867
* Beacon Roofing Supply, Inc.	87,366	2,854
* NCI Building Systems, Inc.	69,634	2,840
* Nalco Holding Co.	167,168	2,820
* Aleris International Inc.	101,827	2,795
Brookfield Homes Corp.	49,021	2,722
Georgia Gulf Corp.	111,861	2,694
Kaydon Corp.	91,672	2,604
Ferro Corp.	137,246	2,514
* Symyx Technologies, Inc.	93,867	2,452
Silgan Holdings, Inc.	73,412	2,442
* NS Group Inc.	61,958	2,432
Compass Minerals International	103,394	2,378
*^ Cabot Microelectronics Corp.	80,787	2,374
* EnerSys	152,289	2,310
*^ Titanium Metals Corp.	57,708	2,283
Schnitzer Steel Industries, Inc. Class A	70,023	2,281
Gibraltar Industries Inc.	97,505	2,230
Barnes Group, Inc.	60,919	2,185
MacDermid, Inc.	80,069	2,103
* Mobile Mini, Inc.	47,354	2,053
ElkCorp	57,245	2,048
* OM Group, Inc.	100,260	2,018
Wausau Paper Corp.	159,912	2,000
* Griffon Corp.	80,734	1,986
* Rogers Corp.	51,183	1,981
* Jacuzzi Brands, Inc.	242,147	1,952
* Century Aluminum Co.	85,705	1,927
^ Royal Gold, Inc.	68,616	1,844
* Interline Brands, Inc.	84,788	1,781
* Chaparral Steel Co.	70,494	1,778
Valmont Industries, Inc.	60,540	1,777
* W.R. Grace & Co.	190,065	1,701
AMCOL International Corp.	85,805	1,636
Glatfelter	115,340	1,625
* Stillwater Mining Co.	173,216	1,585
*^ Avatar Holding, Inc.	26,319	1,559
Spartech Corp.	79,450	1,552
Ryerson Tull, Inc.	72,397	1,542
* Clean Harbors Inc.	45,418	1,542
* Drew Industries, Inc.	58,832	1,518
Arch Chemicals, Inc.	65,124	1,514
Apogee Enterprises, Inc.	87,105	1,489
Deltic Timber Corp.	32,274	1,486
* Tejon Ranch Co.	31,509	1,481
Westlake Chemical Corp.	53,879	1,459
* PolyOne Corp.	240,635	1,458
* Infrasource Services Inc.	99,110	1,442
* Bluegreen Corp.	80,787	1,426
CIRCOR International, Inc.	51,193	1,405
A. Schulman Inc.	78,029	1,401
WD-40 Co.	52,811	1,400
* Insituform Technologies Inc. Class A	79,317	1,371
* Hecla Mining Co.	307,082	1,345
* GrafTech International Ltd.	247,445	1,344
* Terra Industries, Inc.	200,519	1,333
Steel Technologies, Inc.	50,512	1,310
Neenah Paper Inc.	44,518	1,304
Ameron International Corp.	27,924	1,296
Cambrex Corp.	65,573	1,243
* Interface, Inc.	147,961	1,222
Tredegar Corp.	93,532	1,217
* Brush Engineered Materials Inc.	75,400	1,197
Rock-Tenn Co.	79,194	1,196
Metal Management, Inc.	45,800	1,161
* CF Industries Hldgs Inc.	77,400	1,146
* Perini Corp.	58,815	1,070
* Baker (Michael) Corp.	39,600	1,032
* Senomyx, Inc.	60,411	1,029
* Trex Co., Inc.	41,917	1,006
Valhi, Inc.	55,610	1,000
* NewMarket Corp.	57,500	997
* Encore Wire Corp.	61,126	994
Myers Industries, Inc.	84,237	981
* Caraustar Industries, Inc.	88,600	973
* A.M. Castle & Co.	54,186	948
Calgon Carbon Corp.	117,954	932
* Rockwood Holdings, Inc.	48,800	930
* Material Sciences Corp.	60,766	916
Bluelinx Holdings Inc.	68,080	915
Alico, Inc.	17,699	908
Kronos Worldwide, Inc.	28,504	905
The Standard Register Co.	59,877	895
* Comfort Systems USA, Inc.	101,170	891
NL Industries, Inc.	47,061	884
Thomas Properties Group, Inc.	66,868	870
* AAON, Inc.	46,820	861
*^ Zoltek Cos., Inc.	65,059	856
* Graphic Packaging Corp.	305,393	855
* Wheeling-Pittsburgh Corp.	50,829	850
* Northwest Pipe Co.	32,749	848
Ennis, Inc.	49,707	835
*^ Forward Industries, Inc.	35,448	832
*^ Medis Technology Ltd.	46,028	826
Consolidated-Tomoka Land Co.	12,078	821
CompX International Inc.	49,920	819
LSI Industries Inc.	43,027	818
NN, Inc.	67,818	813
*^ HouseValues, Inc.	56,858	813
Chesapeake Corp. of Virginia	44,207	813
* Olympic Steel, Inc.	46,452	812
^ American Vanguard Corp.	42,792	784
^ Dynamic Materials Corp.	17,500	768
*^ Integrated Electrical Services, Inc.	273,221	765
Roanoke Electric Steel Corp.	37,116	743
* Lesco, Inc.	46,607	739
Multi-Color Corp.	28,273	734
Ampco-Pittsburgh Corp.	47,222	732
* Maxxam Inc.	21,260	717
* NuCo2, Inc.	27,170	700
* Universal Stainless & Alloy Products, Inc.	41,038	689
* Huttig Building Products, Inc.	74,356	673
MGP Ingredients, Inc.	59,322	664
*^ Nonophase Technologies Corp.	114,251	663
* Shiloh Industries, Inc.	49,106	658
* Metals USA, Inc.	31,100	636
*^ ENGlobal Corp.	78,600	636
* PW Eagle, Inc.	82,398	634
* Superior Essex Inc.	35,187	634
Wellman, Inc.	95,593	605
* Lydall, Inc.	66,384	593
* U.S. Energy Corp.	132,059	590
* Ultralife Batteries, Inc.	45,198	584
Bairnco Corp.	54,200	579
* U.S. Concrete, Inc.	74,487	574
* Industrial Distribution Group, Inc.	60,900	561
* Buckeye Technology, Inc.	68,534	557
Pope & Talbot, Inc.	54,233	554
* Layne Christensen Co.	23,374	550
Packaging Dynamics Corp.	43,515	548
* Unifi, Inc.	161,851	541
Andersons, Inc.	18,197	533
* California Coastal Communities, Inc.	15,082	531
* AEP Industries, Inc.	23,597	522
Penford Corp.	38,864	520
*^ Valence Technology Inc.	186,140	504
United Guardian, Inc.	61,500	504
Aceto Corp.	86,824	501
* Pioneer Cos., Inc.	20,548	494
* Modtech Holdings, Inc.	50,722	493
* TOR Minerals International, Inc.	84,701	473
Vulcan International Corp.	8,700	465
* Sunterra Corp.	35,400	465
* Innovo Group Inc.	232,301	458
* Lamson & Sessions Co.	24,500	449
* Builders FirstSource, Inc.	20,028	447
* WCA Waste Corp.	51,817	437
* DHB Industries, Inc.	101,393	425
* RBC Bearings Inc.	25,700	410
* Reading International Inc. Class A	51,068	407
*^ Liquidmetal Technologies Inc.	230,631	404
Mesabi Trust	19,953	389
* Mercer International Inc.	46,300	383
* Mod-Pac Corp.	34,579	376
* Omnova Solutions Inc.	85,485	374
*^ Quaker Fabric Corp.	132,963	368
* Hawk Corp. Class A	27,943	349
Balchem Corp.	12,386	341
Stepan Co.	11,907	298
* Landec Corp.	40,591	297
Hawkins, Inc.	20,963	287
* Culp, Inc.	59,728	280
* Wolverine Tube, Inc.	37,000	278
* The Dixie Group, Inc.	16,349	261
* Nashua Corp.	42,021	261
Quaker Chemical Corp.	13,422	233
* Omega Flex Inc.	12,254	196
* Exide Technologies	37,459	190
Great Northern Iron Ore	1,500	179
New Valley Corp.	18,542	167
* Eden Bioscience Corp.	206,254	163
Xerium Technologies Inc.	14,000	161
* Continental Materials Corp.	5,151	158
* National Patent Development Corp.	60,760	158
Nevada Chemicals, Inc.	22,441	157
AMREP Corp.	5,789	155
* Mestek, Inc.	11,954	148
* American Realty Investors, Inc.	14,135	135
*^ Sterling Construction Co., Inc.	5,100	132
* Virbac Corp.	39,294	130
* Zapata Corp.	18,072	129
Hallwood Group Inc.	1,400	90
CPAC, Inc.	14,100	71
Insteel Industries, Inc.	4,281	65
Calavo Growers, Inc.	6,284	64
International Aluminum Corp.	1,670	62
* United States Lime & Mineral	1,800	61
* Valley National Gases Inc.	2,600	43
* EarthShell Corp.	17,586	42
* L.B. Foster Co. Class A	2,625	35
* Canyon Resources Corp.	47,600	34
* Sifco Industries, Inc.	2,300	8
* Stratus Properties Inc.	400	8
* FiberMark, Inc.	19,600	—
* Prolong International Corp.	3,200	—
* ThermoView Industries, Inc.	400	—
* BMC Industries, Inc.	126,104	—
* Foamex International, Inc.	480	—

		689,716

Producer Durables (6.0%)
Lennar Corp. Class A	414,380	24,763
* Toll Brothers, Inc.	389,418	17,395
* NVR, Inc.	18,114	16,030
^ Garmin Ltd.	216,438	14,681
* LAM Research Corp.	448,733	13,673
Joy Global Inc.	266,761	13,461
* Crown Castle International Corp.	507,737	12,506
Pentair, Inc.	334,559	12,211
Roper Industries Inc.	281,482	11,059
HNI Corp.	178,478	10,748
Ryland Group, Inc.	154,512	10,572
Ametek, Inc.	229,985	9,882
Hubbell Inc. Class B	198,672	9,324
Standard Pacific Corp.	223,148	9,263
* Alliant Techsystems, Inc.	122,474	9,143
MDC Holdings, Inc.	106,808	8,426
* American Tower Corp. Class A	327,482	8,171
Beazer Homes USA, Inc.	137,123	8,045
* Terex Corp.	162,594	8,037
Diebold, Inc.	231,742	7,986
Graco, Inc.	226,298	7,757
IDEX Corp.	170,176	7,241
Herman Miller, Inc.	228,580	6,926
Donaldson Co., Inc.	225,888	6,896
* Flowserve Corp.	181,621	6,602
Kennametal, Inc.	126,360	6,197
JLG Industries, Inc.	167,430	6,126
* Hovnanian Enterprises Inc. Class A	117,977	6,040
* Thomas & Betts Corp.	173,011	5,953
Briggs & Stratton Corp.	169,301	5,856
* Meritage Corp.	75,603	5,796
Engineered Support Systems, Inc.	137,724	5,652
* AGCO Corp.	297,152	5,408
Lincoln Electric Holdings, Inc.	137,069	5,401
* Powerwave Technologies, Inc.	406,718	5,283
* Varian Semiconductor Equipment Associates, Inc.	122,413	5,187
* Polycom, Inc.	317,238	5,130
* Headwaters Inc.	136,268	5,096
The Manitowoc Co., Inc.	99,281	4,989
Crane Co.	163,472	4,862
Plantronics, Inc.	155,318	4,785
Cognex Corp.	154,530	4,647
Curtiss-Wright Corp.	71,524	4,414
* ESCO Technologies Inc.	83,746	4,193
Nordson Corp.	107,634	4,093
* Arris Group Inc.	341,599	4,051
* Genlyte Group, Inc.	81,470	3,917
* ATMI, Inc.	124,222	3,851
* Gardner Denver Inc.	84,747	3,780
* Teledyne Technologies, Inc.	109,270	3,767
* WCI Communities, Inc.	132,127	3,748
* Champion Enterprises, Inc.	248,518	3,673
* Cymer, Inc.	116,984	3,664
Actuant Corp.	78,036	3,652
* Itron, Inc.	79,753	3,642
* Dionex Corp.	67,003	3,635
* Interdigital Communications Corp.	175,799	3,453
Mine Safety Appliances Co.	86,711	3,356
* Moog Inc.	112,984	3,335
Bucyrus International, Inc.	67,191	3,301
* SBA Communications Corp.	210,859	3,258
* Esterline Technologies Corp.	83,008	3,145
* BE Aerospace, Inc.	189,265	3,136
Regal-Beloit Corp.	95,516	3,099
Belden CDT Inc.	151,698	2,948
Applied Industrial Technology, Inc.	81,847	2,937
* Entegris Inc.	257,381	2,908
Federal Signal Corp.	158,373	2,707
Woodward Governor Co.	31,669	2,693
* Photronics Inc.	135,492	2,629
* Credence Systems Corp.	326,822	2,608
MTS Systems Corp.	65,157	2,461
Steelcase Inc.	166,480	2,407
Watts Water Technologies, Inc.	83,308	2,403
Baldor Electric Co.	92,029	2,333
NACCO Industries, Inc. Class A	20,113	2,302
Stewart & Stevenson Services, Inc.	95,443	2,276
*^ William Lyon Homes, Inc.	14,546	2,258
* EnPro Industries, Inc.	66,395	2,237
M/I Homes, Inc.	41,153	2,233
Franklin Electric, Inc.	53,739	2,224
* General Cable Corp.	129,646	2,178
* MKS Instruments, Inc.	122,437	2,110
A.O. Smith Corp.	71,099	2,026
* Electro Scientific Industries, Inc.	89,936	2,011
* Paxar Corp.	116,907	1,970
* Littelfuse, Inc.	68,720	1,933
* Orbital Sciences Corp.	153,775	1,922
* Brooks Automation, Inc.	143,868	1,918
* Astec Industries, Inc.	65,804	1,868
* Imagistics International Inc.	43,604	1,825
* Rofin-Sinar Technologies Inc.	45,747	1,738
* Triumph Group, Inc.	46,634	1,733
Technitrol, Inc.	107,262	1,643
* Axcelis Technologies, Inc.	311,729	1,627
* FEI Co.	83,642	1,610
Cascade Corp.	32,226	1,569
Technical Olympic USA, Inc.	59,188	1,548
* The Middleby Corp.	20,939	1,518
* A.S.V., Inc.	66,352	1,503
* Presstek, Inc.	114,483	1,486
Lennar Corp. Class B	25,998	1,441
Cohu, Inc.	60,410	1,429
* Acco Brands Corp.	48,630	1,372
Knoll, Inc.	74,071	1,359
* Columbus McKinnon Corp.	56,993	1,348
* MTC Technologies, Inc.	41,259	1,319
* Artesyn Technologies, Inc.	140,923	1,311
* Sonic Solutions, Inc.	60,198	1,294
Vicor Corp.	85,176	1,290
Levitt Corp. Class A	54,430	1,249
* Mastec Inc.	113,504	1,237
CTS Corp.	99,769	1,207
* Veeco Instruments, Inc.	74,189	1,190
* Distributed Energy Systems Corp.	138,651	1,156
Orleans Homebuilders, Inc.	43,904	1,082
* Argon ST, Inc.	36,493	1,071
Standex International Corp.	39,446	1,039
Kimball International, Inc. Class B	85,730	1,036
*^ TurboChef Technologies, Inc.	66,315	1,034
* Metrologic Instruments, Inc.	56,143	1,021
* Flanders Corp.	83,263	1,011
* Kadant Inc.	49,738	998
Badger Meter, Inc.	24,672	971
Tennant Co.	23,548	965
Skyline Corp.	23,568	958
*^ Palm Harbor Homes, Inc.	49,168	955
Helix Technology Corp.	64,561	952
* K&F Industries Holdings	55,700	932
* Intevac, Inc.	89,639	924
Lindsay Manufacturing Co.	41,652	917
Sun Hydraulics Corp.	37,020	900
*^ Taser International Inc.	145,503	898
* Kulicke & Soffa Industries, Inc.	123,667	897
* Ultratech, Inc.	56,993	889
* DDi Corp.	1,102,485	882
* Advanced Energy Industries, Inc.	81,645	879
* Audiovox Corp.	62,800	878
* Mattson Technology, Inc.	116,630	876
* EMCORE Corp.	139,459	853
* Cavco Industries, Inc.	23,498	853
* American Superconductor Corp.	81,971	848
* Symmetricom Inc.	109,046	844
* Team, Inc.	37,334	840
United Industrial Corp.	23,490	840
C & D Technologies, Inc.	89,082	838
* Power-One, Inc.	142,925	792
* Terayon Communications Systems, Inc.	200,121	780
* C-COR Inc.	115,360	779
* Applied Films Corp.	36,740	772
* Blount International, Inc.	43,634	770
* Photon Dynamics, Inc.	39,393	754
* UQM Technologies, Inc.	181,257	747
Tecumseh Products Co. Class A	34,382	740
HEICO Corp. Class A	41,440	738
* Park-Ohio Holdings Corp.	41,560	730
Keithley Instruments Inc.	49,133	717
American Ecology Corp.	35,959	706
* ADE Corp.	31,259	703
Met-Pro Corp.	44,701	693
* Nanometrics Inc.	58,536	685
* Rudolph Technologies, Inc.	50,317	678
*^ Flow International Corp.	84,402	652
*^ SpatiaLight, Inc.	148,168	650
* LTX Corp.	150,149	634
* Astronics Corp.	65,395	631
* Zygo Corp.	41,073	629
Communications Systems, Inc.	55,741	627
* CyberOptics Corp.	44,962	626
Nobility Homes, Inc.	23,767	620
* Tut Systems, Inc.	190,366	613
* Color Kinetics Inc.	39,441	592
*^ SatCon Technology Corp.	284,452	589
Liberty Homes, Inc. Class A	83,500	585
* Ducommun, Inc.	26,341	580
* BTU International, Inc.	62,827	571
* Duratek, Inc.	30,907	565
New Skies Satellites Holdings Ltd.	26,700	562
* Ultra Clean Holdings, Inc.	93,561	559
* Gehl Co.	19,965	556
* Comstock Homebuilding Cos., Inc.	27,708	552
MOCON, Inc.	55,164	534
* FARO Technologies, Inc.	27,288	532
* LMI Aerospace, Inc.	66,810	524
* Asyst Technologies, Inc.	111,865	521
Astro-Med, Inc.	42,197	520
* Magnatek, Inc.	152,421	515
Robbins & Myers, Inc.	22,322	502
* Aetrium, Inc.	161,082	501
* Pemco Aviation Group, Inc.	22,094	499
* Darling International, Inc.	141,343	499
* Measurement Specialties, Inc.	23,272	493
* Virco Manufacturing Corp.	63,622	484
* RF Monolithics, Inc.	78,459	479
*^ Beacon Power Corp.	161,287	471
* Milacron Inc.	257,803	459
* Powell Industries, Inc.	20,574	450
*^ Global ePoint, Inc.	93,795	443
X-Rite Inc.	35,517	440
* August Technology Corp.	41,177	439
Preformed Line Products Co.	9,211	435
* Electroglas, Inc.	128,522	434
* Optical Cable Corp.	76,699	427
* Peco II, Inc.	294,521	424
* CPI Aerostructures, Inc.	42,315	422
SpectraLink Corp.	32,691	417
* Somera Communications, Inc.	409,243	409
* EFJ, Inc.	38,650	398
* Tollgrade Communications, Inc.	46,977	397
*^ Active Power, Inc.	94,131	389
* Semitool, Inc.	48,859	388
*^ Arotech Corp.	522,482	387
* Axsys Technologies, Inc.	19,570	384
Applied Signal Technology, Inc.	19,978	381
* FSI International, Inc.	89,242	376
* Ladish Co., Inc.	21,497	375
* TRC Cos., Inc.	22,861	357
Gorman-Rupp Co.	14,532	349
* Viisage Technology, Inc.	84,131	349
* Fairchild Corp.	130,452	303
* Perma-Fix Environmental Services, Inc.	128,456	283
Woodhead Industries, Inc.	19,790	272
* Therma-Wave Inc.	142,847	256
* Allied Motion Technologies, Inc.	63,443	251
* Baldwin Technology Class A	56,900	245
Tecumseh Products Co. Class B	11,900	245
Alamo Group, Inc.	11,852	235
*^ Icad Inc.	93,555	235
* Catalytica Energy Systems, Inc.	152,356	213
* Applied Innovation Inc.	52,817	203
* Radyne Comstream Inc.	19,105	203
* TransAct Technologies Inc.	26,579	202
* XETA Technologies Inc.	86,616	198
* Dominion Homes, Inc.	12,123	193
* Lancer Corp.	9,500	188
* The Allied Defense Group, Inc.	8,003	180
*^ Smith & Wesson Holding Corp.	29,298	165
* Katy Industries, Inc.	66,122	161
* Ibis Technology Corp.	88,094	160
* Calamp Corp.	18,651	151
* American Access Technologies Inc.	77,800	148
* Cavalier Homes, Inc.	21,100	139
* Hudson Technology, Inc.	51,754	119
* Fuel-Tech N.V	12,768	118
Ecology and Environment, Inc.	11,825	97
* Insignia Systems, Inc.	206,799	96
Hardinge, Inc.	5,078	75
* Ault Inc.	22,500	47
* Bell Industries, Inc.	17,100	46
* Cognitronics Corp.	17,700	44
* Evercel, Inc.	47,164	41
* RAE Systems, Inc.	7,400	25
Hubbell Inc. Class A	500	21
* Conolog Corp.	13,046	21
* TII Network Technologies, Inc.	3,000	6
* Andrea Radio Corp.	85,700	4
* Optical Cable Corp. Warrants Exp. 10/24/2007	1,053	1
* JMAR Technologies, Inc.	200	—
* Kaiser Ventures LLC Class A	36,800	—

		614,322

Technology (10.5%)
* Accenture Ltd.	1,834,382	46,703
* Juniper Networks, Inc.	1,606,092	38,209
* Marvell Technology Group Ltd.	682,723	31,480
* SanDisk Corp.	598,274	28,867
* Cognizant Technology Solutions Corp.	449,488	20,942
Microchip Technology, Inc.	688,335	20,733
Harris Corp.	437,649	18,294
* McAfee Inc.	544,100	17,096
* Cadence Design Systems, Inc.	914,982	14,786
Seagate Technology	867,766	13,754
* Arrow Electronics, Inc.	389,519	12,215
* MEMC Electronic Materials, Inc.	516,868	11,779
Amphenol Corp.	291,852	11,773
* Avnet, Inc.	478,691	11,704
Intersil Corp.	504,491	10,988
* Red Hat, Inc.	511,507	10,839
* BEA Systems, Inc.	1,150,511	10,332
* Macromedia, Inc.	250,220	10,176
* Ceridian Corp.	480,814	9,977
* International Rectifier Corp.	212,120	9,562
* Zebra Technologies Corp. Class A	237,522	9,285
* Western Digital Corp.	700,062	9,052
* Synopsys, Inc.	475,000	8,978
* salesforce.com, Inc.	353,029	8,162
* Ingram Micro, Inc. Class A	409,482	7,592
* Vishay Intertechnology, Inc.	605,192	7,232
* Integrated Device Technology Inc.	653,893	7,023
ADTRAN Inc.	221,268	6,970
* Sybase, Inc.	296,656	6,948
* NAVTEQ Corp.	136,689	6,828
* FLIR Systems, Inc.	228,525	6,760
* Cypress Semiconductor Corp.	439,320	6,612
* Hyperion Solutions Corp.	132,123	6,428
*^ Cree, Inc.	248,544	6,219
* Agere Systems Inc.	596,506	6,210
* CACI International, Inc.	99,199	6,011
* Trimble Navigation Ltd.	175,747	5,921
* Fairchild Semiconductor International, Inc.	393,789	5,852
* Akamai Technologies, Inc.	365,090	5,823
* Avid Technology, Inc.	136,214	5,639
* UNOVA, Inc.	160,598	5,618
* MICROS Systems, Inc.	126,428	5,531
* Emulex Corp.	272,781	5,513
* F5 Networks, Inc.	126,626	5,504
* TIBCO Software Inc.	635,222	5,310
* Microsemi Corp.	206,174	5,266
* 3Com Corp.	1,271,284	5,187
* Foundry Networks, Inc.	402,450	5,111
* Avocent Corp.	160,935	5,092
Acxiom Corp.	256,988	4,811
Imation Corp.	112,196	4,810
*^ Palm, Inc.	163,378	4,628
Reynolds & Reynolds Class A	168,104	4,608
* Anteon International Corp.	107,568	4,600
DRS Technologies, Inc.	91,487	4,516
National Instruments Corp.	181,109	4,463
* Silicon Laboratories Inc.	146,745	4,460
* Anixter International Inc.	105,760	4,265
* Intergraph Corp.	94,932	4,244
* SRA International, Inc.	119,528	4,241
* Sonus Networks, Inc.	718,625	4,168
* Benchmark Electronics, Inc.	137,183	4,132
* Electronics for Imaging, Inc.	179,772	4,124
* Openwave Systems Inc.	226,055	4,064
* ANSYS, Inc.	104,876	4,037
* Websense, Inc.	78,758	4,033
* SiRF Technology Holdings, Inc.	133,179	4,013
* Semtech Corp.	241,626	3,980
* Digital River, Inc.	112,705	3,928
* Progress Software Corp.	122,311	3,886
* Tekelec	182,570	3,825
* BearingPoint, Inc.	503,751	3,823
* FileNet Corp.	136,614	3,812
* Perot Systems Corp.	263,150	3,724
* Maxtor Corp.	832,582	3,663
* Skyworks Solutions, Inc.	519,900	3,650
* Varian, Inc.	105,384	3,617
* Brocade Communications Systems, Inc.	881,508	3,597
* CSG Systems International, Inc.	162,066	3,518
* RF Micro Devices, Inc.	618,434	3,494
* Informatica Corp.	288,245	3,465
* Transaction Systems Architects, Inc.	122,459	3,410
* Rambus Inc.	278,814	3,374
*^ j2 Global Communications, Inc.	80,672	3,261
* Wind River Systems Inc.	245,747	3,178
* Macrovision Corp.	165,942	3,169
* Komag, Inc.	98,371	3,144
* CommScope, Inc.	179,349	3,110
* Internet Security Systems, Inc.	128,432	3,084
* SafeNet, Inc.	82,349	2,990
* Coherent, Inc.	101,451	2,970
* RSA Security Inc.	232,538	2,956
* Checkpoint Systems, Inc.	124,405	2,951
* Digitas Inc.	255,879	2,907
* Atmel Corp.	1,389,729	2,863
* Dendrite International, Inc.	139,801	2,809
* WebEx Communications, Inc.	113,838	2,790
* Conexant Systems, Inc.	1,553,199	2,780
*^ UTStarcom, Inc.	338,484	2,765
* McDATA Corp. Class A	510,310	2,674
* Tessera Technologies, Inc.	89,150	2,666
* Comtech Telecommunications Corp.	63,816	2,646
* NETGEAR, Inc.	107,566	2,588
* Quest Software, Inc.	170,503	2,569
* Gartner, Inc. Class A	209,318	2,447
* Genesis Microchip Inc.	111,341	2,444
* Plexus Corp.	142,848	2,441
* MicroStrategy Inc.	34,687	2,438
* Micrel, Inc.	215,816	2,424
*^ OmniVision Technologies, Inc.	189,630	2,393
* DSP Group Inc.	93,224	2,392
* RealNetworks, Inc.	418,515	2,390
* KEMET Corp.	284,144	2,381
* Intermagnetics General Corp.	84,780	2,369
Black Box Corp.	56,329	2,364
* Silicon Image, Inc.	262,285	2,332
* Aeroflex, Inc.	244,914	2,292
Talx Corp.	69,702	2,286
* Mentor Graphics Corp.	259,225	2,229
* FormFactor Inc.	96,369	2,199
* Hutchinson Technology, Inc.	84,036	2,195
* Sycamore Networks, Inc.	579,172	2,183
* Equinix, Inc.	52,158	2,172
AVX Corp.	170,038	2,166
* Manhattan Associates, Inc.	92,423	2,144
* Syniverse Holdings Inc.	135,468	2,086
* Kanbay International Inc.	110,419	2,076
* NetIQ Corp.	169,233	2,071
* ON Semiconductor Corp.	398,600	2,061
* Zoran Corp.	142,133	2,033
* Power Integrations, Inc.	93,200	2,027
* SERENA Software, Inc.	99,616	1,985
* ScanSoft, Inc.	372,087	1,983
* Verint Systems Inc.	48,099	1,969
* ScanSource, Inc.	40,214	1,960
Agilysys, Inc.	116,143	1,956
* PortalPlayer Inc.	70,075	1,922
* Standard Microsystem Corp.	63,889	1,911
* Blue Coat Systems, Inc.	43,364	1,885
* Multi-Fineline Electronix, Inc.	63,465	1,858
* The TriZetto Group, Inc.	131,301	1,854
* SigmaTel Inc.	88,954	1,800
* American Science & Engineering, Inc.	27,174	1,782
* ManTech International Corp.	66,508	1,756
* Keane, Inc.	152,337	1,741
* Blackboard Inc.	69,397	1,736
* ViaSat, Inc.	66,146	1,697
*^ Lawson Software Inc.	243,017	1,687
SS&C Technologies, Inc.	45,794	1,678
* Mercury Computer Systems, Inc.	63,670	1,671
* Micromuse Inc.	210,700	1,660
* Epicor Software Corp.	126,096	1,639
BEI Technologies, Inc.	46,636	1,632
*^ Amkor Technology, Inc.	370,720	1,624
* Cirrus Logic, Inc.	213,406	1,620
* Exar Corp.	111,528	1,564
* Ixia	105,171	1,547
* II-VI, Inc.	86,963	1,543
* Advanced Digital Information Corp.	163,704	1,539
Blackbaud, Inc.	108,440	1,537
* AMIS Holdings Inc.	129,094	1,531
* Packeteer, Inc.	120,092	1,507
* Trident Microsystems, Inc.	46,993	1,495
* Sapient Corp.	238,224	1,489
EDO Corp.	49,258	1,479
* Newport Corp.	105,319	1,467
* Synaptics Inc.	77,987	1,466
* Quantum Corp.	474,240	1,465
Daktronics, Inc.	58,060	1,392
* Silicon Storage Technology, Inc.	252,563	1,359
* Lexar Media, Inc.	210,728	1,349
Inter-Tel, Inc.	63,986	1,344
* Sykes Enterprises, Inc.	112,890	1,343
* Extreme Networks, Inc.	297,267	1,323
* Diodes Inc.	35,580	1,290
* Witness Systems, Inc.	61,343	1,281
* VeriFone Holdings, Inc.	61,542	1,238
Park Electrochemical Corp.	46,367	1,236
Methode Electronics, Inc. Class A	106,611	1,228
*^ Mindspeed Technologies, Inc.	509,352	1,228
* Ciber, Inc.	163,776	1,217
* Borland Software Corp.	208,764	1,215
* TriQuint Semiconductor, Inc.	343,289	1,208
* Lattice Semiconductor Corp.	281,793	1,206
* SPSS, Inc.	50,000	1,200
* SSA Global Technologies Inc.	67,549	1,189
* Kopin Corp.	170,823	1,187
* Stratasys, Inc.	39,765	1,181
Bel Fuse, Inc. Class B	32,200	1,173
* Merge Technologies, Inc.	68,027	1,163
* Covansys Corp.	72,341	1,155
*^ Intellisync Corp.	259,745	1,153
*^ Ionatron Inc.	113,379	1,143
Cubic Corp.	66,563	1,140
*^ Convera Corp.	80,596	1,136
* Jupitermedia Corp.	64,166	1,136
* Echelon Corp.	121,946	1,123
* Vignette Corp.	70,335	1,119
* Vitesse Semiconductor Corp.	592,400	1,114
*^ InPhonic, Inc.	80,751	1,110
* Tumbleweed Communications Corp.	259,804	1,104
* Altiris, Inc.	71,137	1,088
* Rimage Corp.	40,624	1,083
* Interwoven Inc.	132,260	1,081
* SonicWALL, Inc.	170,078	1,080
* Verity, Inc.	100,481	1,067
* Essex Corp.	49,131	1,065
* RightNow Technologies Inc.	72,260	1,064
*^ MRV Communications Inc.	497,271	1,059
* Entrust, Inc.	188,811	1,057
* Harmonic, Inc.	180,851	1,053
* Adaptec, Inc.	271,998	1,042
* Secure Computing Corp.	91,721	1,041
* SI International Inc.	33,589	1,040
* Opsware, Inc.	199,343	1,035
* Ansoft Corp.	35,492	1,033
* JDA Software Group, Inc.	67,432	1,024
* 3D Systems Corp.	45,923	1,021
* Identix, Inc.	216,971	1,020
*^ VASCO Data Security International, Inc.	112,246	1,018
* Anaren, Inc.	72,101	1,017
* Amicas, Inc.	188,097	1,016
* Fargo Electronics	57,968	1,013
*^ Novatel Wireless, Inc.	69,224	1,002
* InterVoice, Inc.	108,046	973
* Netlogic Microsystems Inc.	44,939	970
* Gerber Scientific, Inc.	122,430	960
*^ Sigma Designs, Inc.	86,463	949
* EPIQ Systems, Inc.	43,378	947
* Herley Industries Inc.	50,143	934
* Zhone Technologies	357,562	933
* Atheros Communications	95,182	929
* RadiSys Corp.	47,652	924
* Keynote Systems Inc.	71,195	924
*^ TranSwitch Corp.	535,137	920
* webMethods, Inc.	129,990	919
* Concur Technologies, Inc.	73,875	914
* MIPS Technologies, Inc.	132,590	906
* Actel Corp.	62,260	900
* Radiant Systems, Inc.	87,053	898
* Neoware Systems, Inc.	53,522	896
* Redback Networks Inc.	89,622	889
Syntel, Inc.	45,149	880
* IXYS Corp.	82,844	875
* Ariba, Inc.	153,405	874
* The Ultimate Software Group, Inc.	47,467	874
*^ Universal Display Corp.	76,849	857
* Aspen Technologies, Inc.	137,042	857
* Agile Software Corp.	118,511	850
* Supertex, Inc.	28,180	845
*^ Click Commerce, Inc.	45,873	841
* Tyler Technologies, Inc.	100,284	830
* Catapult Communications Corp.	44,611	818
* Open Solutions Inc.	37,400	816
* Moldflow Corp.	50,889	810
* Ulticom, Inc.	73,371	809
* SYNNEX Corp.	47,810	805
* Digi International, Inc.	74,570	800
* Maxwell Technologies, Inc.	56,365	796
* Excel Technology, Inc.	30,615	786
Integral Systems, Inc.	37,698	778
* MRO Software Inc.	46,191	778
* Stellent Inc.	89,369	766
* Peerless Systems Corp.	127,515	765
* Plumtree Software, Inc.	138,525	756
* Finisar Corp.	548,752	752
* American Reprographics Co.	43,880	750
*^ Aware, Inc.	133,337	743
* Mechanical Technology Inc.	192,225	742
* Integrated Silicon Solution, Inc.	88,104	740
* Enterasys Networks, Inc.	550,070	737
* Immersion Corp.	104,886	735
* Pixelworks, Inc.	110,762	730
* Internet Capital Group Inc.	82,773	729
* EMS Technologies, Inc.	44,136	723
*^ 8X8 Inc.	353,507	718
* Stratex Networks, Inc.	275,446	716
* Dot Hill Systems Corp.	106,157	714
* Online Resources Corp.	67,085	710
QAD Inc.	85,605	710
* MatrixOne, Inc.	134,336	707
* Bottomline Technologies, Inc.	46,179	697
* Lionbridge Technologies, Inc.	102,895	695
*^ Transmeta Corp.	483,444	686
* Magma Design Automation, Inc.	83,994	682
* Globecomm Systems, Inc.	84,851	666
* Microtune, Inc.	106,800	665
* LeCroy Corp.	44,761	665
* Dynamics Research Corp.	41,248	664
* Pegasystems Inc.	110,025	659
*^ Audible, Inc.	53,586	659
* TechTeam Global, Inc.	54,140	654
* PDF Solutions, Inc.	39,243	651
*^ Volterra Semiconductor Corp.	53,063	651
* Bell Microproducts Inc.	64,646	648
* @ Road, Inc.	141,164	648
* eCollege.com Inc.	43,601	648
* Glenayre Technologies, Inc.	179,261	644
* PC-Tel, Inc.	68,058	640
*^ FalconStor Software, Inc.	105,515	639
* KVH Industries, Inc.	65,562	639
* QuickLogic Corp.	178,124	627
^ Lowrance Electronics, Inc.	24,659	626
* ePlus Inc.	47,535	620
* COMARCO, Inc.	75,570	620
*^ Lasercard Corp.	69,079	613
* Vitria Technology, Inc.	182,788	609
* Mobility Electronics, Inc.	56,906	607
* Extended Systems Inc.	137,295	605
* Applix, Inc.	95,312	600
* Viewpoint Corp.	415,368	598
* Pericom Semiconductor Corp.	67,044	593
* Spectrum Control, Inc.	79,974	593
* SBS Technologies, Inc.	61,354	591
* Actuate Software Corp.	233,113	590
*^ SAFLINK Corp.	507,801	589
* Segue Software, Inc.	90,077	586
* Manugistics Group, Inc.	295,234	582
* PalmSource, Inc.	32,150	580
*^ NVE Corp.	37,804	577
*^ Broadwing Corp.	115,592	577
* Fiberstars, Inc.	55,387	575
* Innovative Solutions and Support, Inc.	36,912	573
* Captiva Software Corp.	31,917	573
*^ WorldGate Communications, Inc.	224,079	565
* Monolithic Power Systems	65,767	558
* Westell Technologies, Inc.	153,021	557
*^ Lumera Corp.	110,474	553
* American Power Technology, Inc.	63,445	549
*^ NYFIX, Inc.	95,002	548
American Software, Inc. Class A	97,751	547
* Centillium Communications, Inc.	144,435	545
*^ Wave Systems Corp.	585,501	545
* Chordiant Software, Inc.	191,045	544
* TTM Technologies, Inc.	75,838	542
* MapInfo Corp.	43,998	539
* Ditech Communications Corp.	79,593	536
* Ramtron International Corp.	177,964	534
*^ Sumtotal Systems Inc.	108,866	530
* Nu Horizons Electronics Corp.	72,148	522
* Art Technology Group, Inc.	507,891	518
*^ Avanex Corp.	533,859	518
* Performance Technologies, Inc.	72,046	515
*^ CallWave, Inc.	127,585	512
*^ The SCO Group, Inc.	122,269	511
*^ Saba Software, Inc.	128,337	511
* SeaChange International, Inc.	80,246	510
* Concurrent Computer Corp.	301,179	509
Video Display Corp.	36,389	508
* ONYX Software Corp.	140,276	505
* Evans & Sutherland Computer Corp.	84,294	502
* Emageon Inc.	36,604	496
* NetManage, Inc.	98,035	493
* SRS Labs, Inc.	75,419	486
* Brooktrout Technology, Inc.	37,261	483
* OpenTV Corp.	168,381	483
*^ MTI Technology Corp.	252,052	476
* White Electronic Designs Corp.	93,162	475
* Network Engines, Inc.	331,870	475
* Micronetics Inc.	51,705	471
* Cherokee International Corp.	133,128	466
* Bio-logic Systems, Corp.	77,224	466
* Captaris Inc.	123,151	463
* Safeguard Scientifics, Inc.	267,577	463
* Key Tronic Corp.	111,840	461
* Centra Software, Inc.	232,995	459
* Iomega Corp.	152,222	458
* Oplink Communications, Inc.	301,358	458
*^ ANADIGICS, Inc.	137,743	457
* Advanced Analogic Technologies, Inc.	40,854	457
* Docucorp International, Inc.	66,654	457
* Meade Instruments Corp.	171,628	457
* I-many, Inc.	338,706	450
* OPNET Technologies, Inc.	52,969	446
* PLX Technology, Inc.	53,343	445
* OSI Systems Inc.	27,926	441
* Arbinet Holdings, Inc.	60,609	436
*^ Zix Corp.	216,983	434
*^ Applied Digital Solutions, Inc.	151,996	433
* SupportSoft, Inc.	85,929	433
* Cyberguard Corp.	52,318	432
* Network Equipment Technologies, Inc.	93,397	431
* Quovadx, Inc.	142,059	430
* Monolithic System Technology, Inc.	76,172	417
* NMS Communications Corp.	111,593	413
*^ International DisplayWorks, Inc.	69,086	410
* Innovex, Inc.	96,455	410
*^ Smith Micro Software, Inc.	61,025	409
*^ Silicon Graphics, Inc.	522,090	407
* FOCUS Enhancements, Inc.	383,012	406
* Kana Software, Inc.	265,115	406
* Zomax Inc.	126,100	405
*^ Infocrossing, Inc.	43,389	399
* Cogent Communications Group, Inc.	81,169	396
* Visual Networks, Inc.	288,319	395
* SteelCloud Inc.	177,829	393
* PAR Technology Corp.	17,000	391
*^ IPIX Corp.	142,795	388
* ZiLOG, Inc.	144,900	384
* Bioveris Corp.	65,441	381
* Interlink Electronics Inc.	69,789	375
* ESS Technology, Inc.	105,251	374
* Carrier Access Corp.	66,953	370
* Alliance Semiconductor Corp.	125,322	368
* BindView Development Corp.	104,809	367
* Mobius Management Systems, Inc.	69,416	364
* La Barge, Inc.	27,877	360
* SimpleTech, Inc.	72,360	358
* Answerthink Consulting Group, Inc.	91,316	356
* Bitstream Inc.	130,058	355
* ActivCard Corp.	81,904	355
* iGATE Corp.	97,451	354
* Napster, Inc.	87,293	349
* SAVVIS Communications Corp.	432,650	346
* Embarcadero Technologies, Inc.	50,842	343
* MetaSolv, Inc.	104,560	342
* Tier Technologies, Inc.	39,424	341
* COMSYS IT Partners Inc.	27,770	339
* Computer Task Group, Inc.	91,166	337
* Telular Corp.	85,084	334
* Hifn, Inc.	59,622	331
* WJ Communications, Inc.	267,176	329
* Ciprico Inc.	73,016	328
*^ Endwave Corp.	25,323	327
* WatchGuard Technologies, Inc.	75,853	325
* Sirenza Microdevices, Inc.	99,463	323
* California Micro Devices Corp.	41,185	318
* Kintera Inc.	104,236	318
*^ Telkonet, Inc.	80,700	316
* En Pointe Technologies, Inc.	116,789	314
* Optical Communication Products, Inc.	166,232	313
* Leadis Technology Inc.	45,520	312
*^ Vyyo Inc.	80,515	310
* AXS-One Inc.	167,586	307
*^ VA Software Corp.	203,691	306
Sypris Solutions, Inc.	28,286	304
* Pomeroy IT Solutions, Inc.	26,228	298
*^ ACE*COMM Corp.	109,634	296
* deltathree, Inc.	99,618	294
* Hauppage Digital, Inc.	85,391	286
* Planar Systems, Inc.	34,761	286
* Staktek Holdings Inc.	77,622	281
* Catalyst Semiconductor, Inc.	55,727	279
*^ Research Frontiers, Inc.	89,263	277
* Virage Logic Corp.	35,570	276
* Lantronix, Inc.	196,136	271
TSR, Inc.	52,380	270
Inforte Corp.	64,069	268
* Motive, Inc.	41,987	266
* InFocus Corp.	76,917	265
* LCC International, Inc. Class A	102,466	256
* Overland Storage, Inc.	31,329	255
*^ Pemstar Inc.	232,998	254
* Loudeye Corp.	289,155	252
Sunrise Telecom Inc.	119,111	250
* Terremark Worldwide, Inc.	55,262	243
* Airspan Networks Inc.	48,046	242
* Selectica, Inc.	74,779	240
* Delphax Technologies, Inc.	81,265	240
* AXT, Inc.	161,825	233
* DataTRAK International Inc.	20,509	230
* NetScout Systems, Inc.	41,495	225
* Crossroads Systems, Inc.	207,880	225
* Merix Corp.	39,237	220
* Avici Systems Inc.	47,984	218
* Phoenix Technologies Ltd.	28,888	218
* Hittite Microwave Corp.	10,700	217
* Net2Phone, Inc.	121,037	212
* LogicVision, Inc.	117,053	211
* InterVideo Inc.	20,798	209
* eLoyalty Corp.	29,651	208
* Computer Horizons Corp.	46,320	204
* Qualstar Corp.	50,990	200
* Synplicity, Inc.	30,306	200
* SCM Microsystems, Inc.	72,852	197
* Digimarc Corp.	28,830	195
* AuthentiDate Holding Corp.	73,729	186
* On2 Technologies, Inc.	218,235	186
*^ Intelli-Check Inc.	41,398	180
*^ BroadVision, Inc.	218,818	179
* BSQUARE Corp.	271,536	179
Bel Fuse, Inc. Class A	5,719	169
* LivePerson, Inc.	44,274	167
* Private Business Inc.	121,599	165
* Interland, Inc.	58,213	163
REMEC Inc.	131,395	163
* Datalink Corp.	39,506	161
* Cray Inc.	173,979	160
* Pervasive Software Inc.	33,466	141
* Evolving Systems, Inc.	71,344	138
* Technology Solutions Co.	302,860	136
*^ Imergent, Inc.	22,900	128
* Indus International, Inc.	46,569	124
* Superconductor Technologies Inc.	204,864	123
* Cascade Microtech, Inc.	9,100	122
* Sento Corp.	52,662	122
*^ Critical Path, Inc.	276,547	116
* Stratos International Inc.	19,320	113
* Goremote Internet Communications	85,122	111
* Ceva, Inc.	19,706	102
* Telecommunication Systems, Inc.	38,121	100
* Parlex Corp.	14,300	95
*^ Cosine Communications, Inc.	34,812	95
* Apropos Technology, Inc.	35,100	94
* Verilink Corp.	86,492	90
* Cambridge Display Technology Inc.	13,289	88
*^ Tripath Technology Inc.	132,801	88
Richardson Electronics, Ltd.	11,090	84
* Verso Technologies, Inc.	224,565	83
* Firstwave Technologies, Inc.	49,096	77
* Intraware, Inc.	20,512	76
* Access Intergrated Technologies Inc.	7,100	71
* ACT Teleconferencing, Inc.	149,516	70
* Versant Corp.	18,333	68
* Callidus Software Inc.	16,436	61
* Data I/O Corp.	21,050	52
* Suntron Corp.	34,866	47
* I.D. Systems, Inc.	2,200	44
Frequency Electronics, Inc.	3,700	40
* Zanett, Inc.	10,600	33
* NaviSite, Inc.	24,698	31
* MakeMusic! Inc.	7,540	27
* CGI Holding Corp.	15,400	26
*^ Eagle Broadband, Inc.	152,800	26
* Digital Lightwave, Inc.	111,937	24
* LightPath Technologies, Inc. Class A	8,062	21
* Dynabazaar, Inc.	50,100	21
* Airnet Communications Corp.	15,179	20
* NeoMagic Corp.	4,320	19
* DSL.Net, Inc.	118,127	9
* eGain Communications Corp.	10,788	8
* Information Resources, Inc. Contingent Value Rights	11,200	6
* ISCO International, Inc.	18,000	5
* Simulations Plus, Inc.	800	3
* Radview Software Ltd.	9,000	1
* Media 100 Inc.	162,889	—
* Teknowledge Corp.	200	—
* Three-Five Systems, Inc.	364	—
* US Dataworks Inc.	100	—
* Island Pacific, Inc.	200	—

		1,070,508

Utilities (5.6%)
MCI Inc.	1,043,475	26,473
Questar Corp.	279,586	24,637
* Southwestern Energy Co.	269,426	19,776
* Cablevision Systems NY Group Class A	588,701	18,055
* NII Holdings Inc.	188,689	15,935
SCANA Corp.	373,069	15,758
Wisconsin Energy Corp.	384,811	15,362
* NTL Inc.	221,131	14,772
Pepco Holdings, Inc.	621,747	14,468
MDU Resources Group, Inc.	393,650	14,034
Energy East Corp.	485,312	12,225
Aqua America, Inc.	316,051	12,016
DPL Inc.	417,144	11,597
ONEOK, Inc.	331,818	11,288
Alliant Energy Corp.	382,580	11,145
Energen Corp.	240,732	10,414
NSTAR	352,237	10,187
Western Gas Resources, Inc.	188,913	9,678
UGI Corp. Holding Co.	338,655	9,533
National Fuel Gas Co.	276,623	9,461
AGL Resources Inc.	254,363	9,439
* Nextel Partners, Inc.	363,062	9,113
* Sierra Pacific Resources	602,891	8,953
Northeast Utilities	426,921	8,517
OGE Energy Corp.	295,734	8,310
* Southern Union Co.	321,880	8,295
* Alamosa Holdings, Inc.	460,448	7,878
Puget Energy, Inc.	324,420	7,617
Atmos Energy Corp.	263,629	7,448
Telephone & Data Systems, Inc.	190,120	7,415
Hawaiian Electric Industries Inc.	265,939	7,414
Great Plains Energy, Inc.	245,336	7,338
WPS Resources Corp.	122,616	7,087
Vectren Corp.	246,894	6,999
Westar Energy, Inc.	284,919	6,875
PNM Resources Inc.	226,036	6,480
Piedmont Natural Gas, Inc.	251,881	6,340
Telephone & Data Systems, Inc. - Special Common Shares	147,351	5,533
* Kinder Morgan Management, LLC	109,606	5,432
WGL Holdings Inc.	160,592	5,160
* Aquila, Inc.	1,225,773	4,854
Black Hills Corp.	107,578	4,666
ALLETE, Inc.	98,562	4,515
* U.S. Cellular Corp.	83,059	4,437
Duquesne Light Holdings, Inc.	255,290	4,394
IDACORP, Inc.	139,224	4,195
New Jersey Resources Corp.	88,610	4,074
PanAmSat Holding Corp.	164,959	3,992
Cleco Corp.	163,827	3,863
UniSource Energy Corp.	113,994	3,789
NorthWestern Corp.	117,498	3,547
* Cincinnati Bell Inc.	794,137	3,502
Southwest Gas Corp.	123,852	3,392
Northwest Natural Gas Co.	90,723	3,377
* El Paso Electric Co.	157,132	3,276
* NeuStar, Inc. Class A	97,688	3,125
Avista Corp.	159,252	3,090
* Dobson Communications Corp.	389,082	2,988
Otter Tail Corp.	94,855	2,935
* Centennial Communications Corp. Class A	193,041	2,892
Commonwealth Telephone Enterprises, Inc.	71,640	2,701
South Jersey Industries, Inc.	90,972	2,651
MGE Energy, Inc.	66,059	2,412
* USA Mobility, Inc.	88,974	2,401
CH Energy Group, Inc.	50,374	2,392
California Water Service Group	55,728	2,296
The Laclede Group, Inc.	69,752	2,266
UIL Holdings Corp.	42,696	2,233
* Price Communications Corp.	135,624	2,231
* RCN Corp.	97,660	2,072
* Time Warner Telecom Inc.	234,844	1,832
* Mediacom Communications Corp.	243,514	1,797
* UbiquiTel Inc.	200,308	1,751
*^ Level 3 Communications, Inc.	709,307	1,646
Empire District Electric Co.	70,904	1,622
* Premiere Global Services, Inc.	196,582	1,608
Valor Communications Group, Inc.	117,734	1,605
American States Water Co.	46,312	1,550
* General Communication, Inc.	148,878	1,474
FairPoint Communications, Inc.	91,510	1,339
SJW Corp.	27,416	1,324
Iowa Telecommunications Services Inc.	78,344	1,318
* IDT Corp. Class B	100,579	1,226
ITC Holdings Corp.	36,500	1,058
Surewest Communications	36,628	1,050
Cascade Natural Gas Corp.	47,515	1,034
Chesapeake Utilities Corp.	27,411	963
* Semco Energy Inc.	140,771	928
Alaska Communications Systems Holdings, Inc.	80,931	926
Southwest Water Co.	62,961	913
EnergySouth, Inc.	32,114	886
* Intrado Inc.	48,427	873
*^ Global Crossing Ltd.	56,555	832
Green Mountain Power Corp.	24,364	802
* Rural Cellular Corp. Class A	65,935	802
Middlesex Water Co.	34,072	765
UNITILI Corp.	25,095	705
Hector Communications Corp.	23,950	697
Central Vermont Public Service Corp.	37,711	660
Shenandoah Telecommunications Co.	15,888	654
* Talk America Holdings, Inc.	65,989	622
CT Communications, Inc.	49,350	610
North Pittsburgh Systems, Inc.	28,020	572
Connecticut Water Services, Inc.	22,133	547
* Consolidated Communications Holdings, Inc.	38,865	529
*^ US LEC Corp. Class A	266,514	509
Atlantic Tele-Network, Inc.	12,878	428
* Pike Electric Corp.	22,500	421
Consolidated Water Co.	20,000	401
Suncom Wireless Holdings, Inc. Class A	113,325	390
*^ GlobeTel Communications Corp.	257,143	373
Warwick Valley Telephone Co.	15,219	346
* Mpower Holding Corp.	238,300	331
*^ Primus Telecommunications Group, Inc.	324,398	331
* Hungarian Telephone and Cable Corp.	20,938	314
D&E Communications, Inc.	33,192	301
Hickory Tech Corp.	32,464	286
Maine & Maritimes Corp.	14,000	276
* Echelon Telecom, Inc.	19,600	244
* Boston Communications Group, Inc.	146,596	166
* Pac-West Telecom, Inc.	199,700	158
* Penn Octane Corp.	242,076	145
York Water Co.	5,367	139
* IDT Corp.	7,368	91
* FiberNet Telecom Group, Inc.	32,927	70
* Fusion Telecommunications International, Inc.	12,400	46
BIW Ltd.	1,800	35
* Multiband Corp.	8,097	12
* GoAmerica, Inc.	2,302	10
* Trinsic Inc.	4,606	8
* XO Communications, Inc.	565	1
* Cap Rock Energy Corp.	33	1

		576,368

Other (0.7%)
SPX Corp.	240,464	11,049
Teleflex Inc.	134,437	9,478
Hillenbrand Industries, Inc.	200,940	9,454
* McDermott International, Inc.	226,326	8,286
Carlisle Co., Inc.	100,966	6,418
Trinity Industries, Inc.	140,523	5,690
Walter Industries, Inc.	81,414	3,983
Lancaster Colony Corp.	84,602	3,638
* GenCorp, Inc.	180,266	3,362
Wesco Financial Corp.	5,746	1,966
* Sequa Corp. Class A	24,814	1,464
Kaman Corp. Class A	69,872	1,429
Raven Industries, Inc.	42,533	1,244
* United Capital Corp.	34,542	810
*^ GP Strategies Corp.	60,660	547
GenTek, Inc.	24,822	360
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/07	284,354	306
McRae Industries, Inc.	13,600	170
* Lynch Corp.	4,500	53
* Sandston Corp.	12,600	1

		69,708

TOTAL COMMON STOCKS
(Cost $8,068,941)		10,162,139

TEMPORARY CASH INVESTMENTS (4.1%)

Money Market Fund (4.0%)
** Vanguard Market Liquidity Fund, 3.744%	414,694,379	414,694

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
†Federal Home Loan Mortgage Corp.
(1)3.332%, 10/4/05	6,000	5,999

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $420,693)		420,693

TOTAL INVESTMENTS (103.5%)
(Cost $8,489,634)		10,582,832

OTHER ASSETS AND LIABILITIES—NET (-3.5%)		(361,195)

NET ASSETS (100%)		$10,221,637

   * Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1) Securities with a value of $5,999,000 have been segregated as initial margin for open futures contracts.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $8,489,634,000. Net unrealized appreciation of investment securities for tax purposes was $2,093,198,000, consisting of unrealized gains of $3,360,962,000 on securities that had risen in value since their purchase and $1,267,764,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 3.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	67	22,515	(213)
S&P MidCap 400 Index	62	22,342	30
E-mini Russell 2000 Index	332	22,314	(101)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Total Stock Market Index Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (99.3%)

Auto & Transportation (2.2%)
United Parcel Service, Inc.	2,828,080	$195,505
FedEx Corp.	1,305,291	113,730
Burlington Northern Santa Fe Corp.	1,713,173	102,448
Union Pacific Corp.	1,136,869	81,514
Ford Motor Co.	8,049,662	79,370
Norfolk Southern Corp.	1,841,603	74,695
^ General Motors Corp.	2,060,941	63,085
Harley-Davidson, Inc.	1,294,951	62,727
PACCAR, Inc.	752,944	51,117
Southwest Airlines Co.	3,220,373	47,823
CSX Corp.	988,083	45,926
Genuine Parts Co.	796,225	34,158
Expeditors International of Washington, Inc.	485,573	27,571
C.H. Robinson Worldwide, Inc.	367,854	23,587
BorgWarner, Inc.	258,511	14,596
Oshkosh Truck Corp.	332,916	14,369
Tidewater Inc.	263,508	12,825
CNF Inc.	241,326	12,670
Gentex Corp.	679,973	11,832
* Yellow Roadway Corp.	278,418	11,532
* The Goodyear Tire & Rubber Co.	726,938	11,333
Laidlaw International Inc.	459,893	11,116
Landstar System, Inc.	274,251	10,978
J.B. Hunt Transport Services, Inc.	555,515	10,560
Lear Corp.	309,791	10,524
Polaris Industries, Inc.	194,502	9,638
Alexander & Baldwin, Inc.	179,248	9,543
* Navistar International Corp.	291,304	9,447
* AMR Corp.	745,114	8,330
Overseas Shipholding Group Inc.	126,138	7,358
* Kansas City Southern	299,897	6,991
OMI Corp.	390,492	6,978
Skywest, Inc.	252,157	6,763
UTI Worldwide, Inc.	86,396	6,713
Dana Corp.	692,397	6,515
*^ JetBlue Airways Corp.	366,614	6,452
Delphi Corp.	2,300,980	6,351
Visteon Corp.	605,053	5,917
Thor Industries, Inc.	173,020	5,883
Wabtec Corp.	208,213	5,680
Forward Air Corp.	149,970	5,525
Modine Manufacturing Co.	144,588	5,303
Florida East Coast Industries, Inc. Class A	109,842	4,975
ArvinMeritor, Inc.	294,286	4,920
Cooper Tire & Rubber Co.	304,509	4,650
American Axle & Manufacturing Holdings, Inc.	200,950	4,638
Pacer International, Inc.	169,206	4,460
Heartland Express, Inc.	217,785	4,430
* EGL, Inc.	160,805	4,366
Winnebago Industries, Inc.	148,557	4,304
* AirTran Holdings, Inc.	339,811	4,302
* Kirby Corp.	86,775	4,289
* Aviall, Inc.	120,761	4,079
Werner Enterprises, Inc.	230,049	3,978
* TRW Automotive Holdings Corp.	135,153	3,965
Knight Transportation, Inc.	162,704	3,963
* Offshore Logistics, Inc.	100,848	3,731
* Swift Transportation Co., Inc.	199,999	3,540
Arkansas Best Corp.	99,737	3,478
* Genesee & Wyoming Inc. Class A	106,074	3,363
* Alaska Air Group, Inc.	113,832	3,308
* Tenneco Automotive, Inc.	185,510	3,248
* Gulfmark Offshore, Inc.	96,947	3,128
^ General Maritime Corp.	84,174	3,098
* Continental Airlines, Inc. Class B	320,424	3,095
* TBC Corp.	89,451	3,085
Wabash National Corp.	156,126	3,069
* Fleetwood Enterprises, Inc.	242,538	2,983
* Old Dominion Freight Line, Inc.	88,130	2,951
* Hub Group, Inc.	73,736	2,707
* AAR Corp.	151,919	2,610
*^ US Airways Group Inc.	100,047	2,102
Bandag, Inc.	47,243	2,025
^ Superior Industries International, Inc.	94,020	2,023
* Keystone Automotive Industries, Inc.	69,076	1,990
* RailAmerica, Inc.	164,003	1,952
Monaco Coach Corp.	117,316	1,729
* Commercial Vehicle Group Inc.	78,683	1,648
* Aftermarket Technology Corp.	89,573	1,647
* Frontier Airlines, Inc.	155,818	1,524
* Republic Airways Holdings Inc.	98,587	1,411
* Hayes Lemmerz International, Inc.	284,902	1,276
* Marten Transport, Ltd.	50,175	1,269
* Miller Industries, Inc.	62,711	1,232
* ExpressJet Holdings, Inc.	134,618	1,208
* Strattec Security Corp.	22,545	1,169
Arctic Cat, Inc.	56,762	1,166
Maritrans Inc.	35,652	1,141
* Mesa Air Group Inc.	134,682	1,111
The Greenbrier Cos., Inc.	31,411	1,044
* SCS Transportation, Inc.	66,149	1,039
Sea Containers Ltd. Class A	78,507	920
* Celadon Group Inc.	40,679	907
* Frozen Food Express Industries, Inc.	80,398	843
Titan International, Inc.	61,210	840
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	193,537	794
* Impco Technologies Inc.	132,003	792
* Covenant Transport, Inc.	62,970	762
Marine Products Corp.	68,877	760
Quixote Corp.	34,477	737
* USA Truck, Inc.	28,200	713
Coachmen Industries, Inc.	61,839	711
* R&B, Inc.	66,800	685
Standard Motor Products, Inc.	81,985	665
* Stoneridge, Inc.	76,585	630
* Odyssey Marine Exploration, Inc.	156,250	577
Noble International, Ltd.	23,787	575
*^ Pinnacle Airlines Corp.	86,188	560
Spartan Motors, Inc.	49,719	540
* Dura Automotive Systems, Inc.	132,974	535
* P.A.M. Transportation Services, Inc.	32,061	518
* Dynamex Inc.	30,255	473
* U.S. Xpress Enterprises, Inc.	39,893	465
* International Shipholding Corp.	25,994	443
Todd Shipyards Corp.	22,640	432
* Quality Distribution Inc.	44,596	356
* Petroleum Helicopters, Inc.	11,115	345
* Hawaiian Holdings, Inc.	112,850	332
* MAIR Holdings, Inc.	50,460	294
Sauer-Danfoss, Inc.	13,523	270
* National R. V. Holdings, Inc.	49,674	261
* Proliance International Inc.	33,628	184
* Transport Corp. of America, Inc.	23,800	179
Bandag, Inc. Class A	4,238	157
* Central Freight Lines, Inc.	51,715	108
* FLYi, Inc.	145,037	38
* Stonepath Group, Inc.	7,376	7

		1,411,805

Consumer Discretionary (14.0%)
Wal-Mart Stores, Inc.	11,525,835	505,062
Time Warner, Inc.	20,868,510	377,929
Home Depot, Inc.	9,759,705	372,235
* Google Inc.	868,849	274,956
Gillette Co.	4,453,304	259,182
The Walt Disney Co.	9,284,878	224,044
Lowe's Cos., Inc.	3,347,079	215,552
Viacom Inc. Class B	6,023,522	198,836
Target Corp.	3,817,971	198,267
* Yahoo! Inc.	5,720,927	193,596
McDonald's Corp.	5,766,581	193,123
* eBay Inc.	4,608,824	189,884
The News Corp., Inc.	11,302,790	176,210
Kimberly-Clark Corp.	2,177,451	129,624
Carnival Corp.	2,023,127	101,116
Cendant Corp.	4,787,115	98,806
Costco Wholesale Corp.	2,173,438	93,653
* Liberty Media Corp.	11,587,049	93,276
* Starbucks Corp.	1,774,745	88,915
The McGraw-Hill Cos., Inc.	1,732,562	83,232
Best Buy Co., Inc.	1,902,690	82,824
Federated Department Stores, Inc.	1,216,434	81,343
* Electronic Arts Inc.	1,402,390	79,782
Gannett Co., Inc.	1,129,849	77,768
Waste Management, Inc.	2,584,945	73,955
Staples, Inc.	3,355,010	71,529
NIKE, Inc. Class B	868,507	70,940
* Kohl's Corp.	1,407,910	70,649
Omnicom Group Inc.	835,354	69,861
Clear Channel Communications, Inc.	2,120,567	69,745
* Sears Holdings Corp.	525,082	65,331
Yum! Brands, Inc.	1,318,199	63,814
* Amazon.com, Inc.	1,401,895	63,506
Avon Products, Inc.	2,148,672	58,014
J.C. Penney Co., Inc. (Holding Co.)	1,198,023	56,810
Starwood Hotels & Resorts Worldwide, Inc.	983,558	56,230
Marriott International, Inc. Class A	864,056	54,436
* Bed Bath & Beyond, Inc.	1,346,564	54,105
* Coach, Inc.	1,716,634	53,834
* DirecTV Group, Inc.	3,478,487	52,108
Harrah's Entertainment, Inc.	784,687	51,154
The Gap, Inc.	2,878,857	50,178
* Apollo Group, Inc. Class A	702,065	46,610
TJX Cos., Inc.	2,145,223	43,934
* Office Depot, Inc.	1,436,831	42,674
International Game Technology	1,563,787	42,222
*^ Sirius Satellite Radio, Inc.	5,723,380	37,488
Hilton Hotels Corp.	1,651,887	36,870
*^ XM Satellite Radio Holdings, Inc.	1,011,080	36,308
Tribune Co.	1,010,188	34,235
R.R. Donnelley & Sons Co.	923,291	34,226
* Fisher Scientific International Inc.	547,781	33,990
Limited Brands, Inc.	1,575,873	32,195
Nordstrom, Inc.	937,449	32,173
Eastman Kodak Co.	1,308,604	31,838
Mattel, Inc.	1,874,269	31,263
* IAC/InterActiveCorp	1,232,671	31,248
* Chico's FAS, Inc.	823,423	30,302
Black & Decker Corp.	365,347	29,991
Harman International Industries, Inc.	291,882	29,851
* Liberty Global Inc. Class A	1,090,573	29,533
EchoStar Communications Corp. Class A	982,315	29,047
Newell Rubbermaid, Inc.	1,257,754	28,488
* Liberty Global, Inc. Series C	1,082,973	27,887
* Univision Communications Inc.	1,042,875	27,667
Cintas Corp.	666,714	27,369
Robert Half International, Inc.	743,157	26,449
Tiffany & Co.	653,555	25,992
* VeriSign, Inc.	1,210,239	25,863
* MGM Mirage, Inc.	572,767	25,070
*^ Expedia, Inc.	1,232,133	24,409
Wendy's International, Inc.	525,299	23,717
VF Corp.	408,986	23,709
Dollar General Corp.	1,271,904	23,327
Whirlpool Corp.	305,563	23,153
* AutoZone Inc.	272,288	22,668
* Interpublic Group of Cos., Inc.	1,934,573	22,518
Republic Services, Inc. Class A	624,219	22,029
Royal Caribbean Cruises, Ltd.	506,837	21,895
* Telewest Global, Inc.	896,728	20,580
Darden Restaurants Inc.	677,211	20,567
Michaels Stores, Inc.	617,994	20,431
* Getty Images, Inc.	236,868	20,380
Estee Lauder Cos. Class A	584,103	20,344
Washington Post Co. Class B	25,171	20,200
Knight Ridder	338,458	19,861
Liz Claiborne, Inc.	499,665	19,647
Abercrombie & Fitch Co.	392,674	19,575
* Mohawk Industries, Inc.	243,401	19,533
* Advance Auto Parts, Inc.	489,127	18,919
* Activision, Inc.	919,275	18,799
E.W. Scripps Co. Class A	375,867	18,782
New York Times Co. Class A	626,850	18,649
Manpower Inc.	410,983	18,244
ServiceMaster Co.	1,333,630	18,057
Fastenal Co.	295,402	18,046
* ChoicePoint Inc.	412,915	17,826
The Stanley Works	378,490	17,668
* Lamar Advertising Co. Class A	389,080	17,649
CDW Corp.	297,335	17,519
Leggett & Platt, Inc.	862,938	17,431
* Williams-Sonoma, Inc.	448,419	17,197
GTECH Holdings Corp.	524,723	16,823
* Discovery Holding Co. Class A	1,159,678	16,746
* AutoNation, Inc.	838,392	16,743
* Career Education Corp.	469,126	16,682
The Neiman Marcus Group, Inc. Class A	164,125	16,404
* Iron Mountain, Inc.	446,708	16,394
Alberto-Culver Co. Class B	357,833	16,013
Ross Stores, Inc.	675,433	16,008
Foot Locker, Inc.	719,267	15,781
Jones Apparel Group, Inc.	550,841	15,699
* Monster Worldwide Inc.	504,134	15,482
* Brinker International, Inc.	407,237	15,296
* CarMax, Inc.	479,230	14,986
Circuit City Stores, Inc.	860,784	14,771
The Corporate Executive Board Co.	189,366	14,767
Aramark Corp. Class B	544,667	14,548
Hasbro, Inc.	738,614	14,514
RadioShack Corp.	585,057	14,509
Station Casinos, Inc.	216,983	14,399
Family Dollar Stores, Inc.	723,339	14,373
PETsMART, Inc.	652,610	14,214
Polo Ralph Lauren Corp.	270,877	13,625
* O'Reilly Automotive, Inc.	482,501	13,597
* Urban Outfitters, Inc.	448,932	13,199
International Flavors & Fragrances, Inc.	367,949	13,114
Viacom Inc. Class A	374,650	12,446
American Eagle Outfitters, Inc.	528,256	12,430
Reebok International Ltd.	219,459	12,415
Sabre Holdings Corp.	601,727	12,203
* Pixar, Inc.	271,559	12,087
Service Corp. International	1,414,207	11,724
Outback Steakhouse, Inc.	305,878	11,195
* The Cheesecake Factory Inc.	342,265	10,692
The Brink's Co.	258,373	10,609
* ITT Educational Services, Inc.	212,164	10,470
Barnes & Noble, Inc.	274,071	10,333
* Dollar Tree Stores, Inc.	475,531	10,295
OfficeMax, Inc.	323,102	10,233
Belo Corp. Class A	447,342	10,226
*^ Wynn Resorts Ltd.	226,297	10,217
* Penn National Gaming, Inc.	324,887	10,107
* Laureate Education Inc.	204,533	10,016
* Tech Data Corp.	269,743	9,902
* Weight Watchers International, Inc.	188,231	9,709
Dex Media, Inc.	343,598	9,549
Snap-On Inc.	263,780	9,528
Claire's Stores, Inc.	390,647	9,426
* Saks Inc.	508,483	9,407
* Convergys Corp.	647,218	9,301
* Education Management Corp.	287,469	9,268
* R.H. Donnelley Corp.	146,109	9,243
* Allied Waste Industries, Inc.	1,067,973	9,024
* AnnTaylor Stores Corp.	338,206	8,979
* Valassis Communications, Inc.	230,236	8,975
* Scientific Games Corp.	288,133	8,932
* BJ's Wholesale Club, Inc.	315,660	8,775
Meredith Corp.	174,443	8,703
* CNET Networks, Inc.	640,114	8,686
Adesa, Inc.	392,754	8,680
* Timberland Co.	255,674	8,637
SCP Pool Corp.	242,827	8,482
* Gaylord Entertainment Co.	177,089	8,438
American Greetings Corp. Class A	297,353	8,148
* Copart, Inc.	330,610	7,892
* Jarden Corp.	191,293	7,856
Regis Corp.	207,466	7,846
Boyd Gaming Corp.	181,803	7,839
* Quiksilver, Inc.	540,267	7,807
Applebee's International, Inc.	376,724	7,794
* Sonic Corp.	279,231	7,637
The Toro Co.	207,322	7,621
* Waste Connections, Inc.	216,822	7,606
* Pacific Sunwear of California, Inc.	348,241	7,466
Lee Enterprises, Inc.	174,567	7,416
* Tommy Hilfiger Corp.	425,831	7,388
Borders Group, Inc.	330,740	7,333
* Take-Two Interactive Software, Inc.	330,443	7,299
CBRL Group, Inc.	216,337	7,282
MSC Industrial Direct Co., Inc. Class A	219,464	7,280
* United Stationers, Inc.	151,253	7,239
* Corrections Corp. of America REIT	181,633	7,211
* Wesco International, Inc.	212,199	7,187
John Wiley & Sons Class A	170,591	7,120
Reader's Digest Association, Inc.	437,475	6,986
* Panera Bread Co.	136,313	6,976
* Tractor Supply Co.	152,477	6,961
* EarthLink, Inc.	649,525	6,950
International Speedway Corp.	132,132	6,933
* Marvel Entertainment, Inc.	385,024	6,880
Westwood One, Inc.	342,953	6,821
Harte-Hanks, Inc.	255,093	6,742
* ValueClick, Inc.	390,355	6,671
Maytag Corp.	364,689	6,659
* Guitar Center, Inc.	120,045	6,628
* PHH Corp.	241,298	6,626
* Rent-A-Center, Inc.	342,770	6,619
IKON Office Solutions, Inc.	653,267	6,520
Dillard's Inc.	312,236	6,519
*^ GameStop Corp.	204,331	6,430
Ruby Tuesday, Inc.	294,164	6,401
Strayer Education, Inc.	67,134	6,346
* Zale Corp.	232,710	6,325
* Resources Connection, Inc.	207,582	6,151
* United Natural Foods, Inc.	172,803	6,110
The McClatchy Co. Class A	93,242	6,082
* Men's Wearhouse, Inc.	223,755	5,974
* Scholastic Corp.	158,422	5,855
* Charming Shoppes, Inc.	548,683	5,854
Arbitron Inc.	146,275	5,828
* THQ Inc.	270,784	5,773
Banta Corp.	112,958	5,748
* Argosy Gaming Co.	122,248	5,744
* Big Lots Inc.	519,438	5,709
* Linens 'n Things, Inc.	213,153	5,691
Tupperware Corp.	247,919	5,648
Wolverine World Wide, Inc.	266,655	5,613
* Corinthian Colleges, Inc.	419,950	5,573
* MPS Group, Inc.	472,237	5,572
Media General, Inc. Class A	95,865	5,561
* Hewitt Associates, Inc.	203,581	5,554
*^ Netflix.com, Inc.	213,450	5,548
Matthews International Corp.	145,226	5,488
* P.F. Chang's China Bistro, Inc.	121,788	5,460
* DreamWorks Animation SKG, Inc.	196,394	5,432
* Payless ShoeSource, Inc.	311,444	5,419
Choice Hotel International, Inc.	83,495	5,397
Phillips-Van Heusen Corp.	169,885	5,270
The Yankee Candle Co., Inc.	214,898	5,265
* DeVry, Inc.	275,045	5,240
* CEC Entertainment Inc.	164,340	5,219
* School Specialty, Inc.	106,833	5,211
* FTI Consulting, Inc.	201,597	5,092
*^ Shuffle Master, Inc.	191,119	5,051
Catalina Marketing Corp.	221,642	5,040
* Entercom Communications Corp.	158,852	5,018
* Aztar Corp.	161,967	4,990
*^ Dick's Sporting Goods, Inc.	165,248	4,976
* The Warnaco Group, Inc.	224,920	4,928
* Labor Ready, Inc.	191,969	4,924
* Jack in the Box Inc.	164,402	4,917
Chemed Corp.	112,546	4,878
Ethan Allen Interiors, Inc.	154,303	4,837
* PETCO Animal Supplies, Inc.	225,826	4,778
Callaway Golf Co.	315,039	4,754
* Bright Horizons Family Solutions, Inc.	123,627	4,747
Pier 1 Imports Inc.	403,268	4,545
* Cogent Inc.	184,757	4,388
ADVO, Inc.	138,434	4,332
* Too Inc.	153,621	4,214
* The Advisory Board Co.	80,895	4,210
* Tetra Tech, Inc.	248,439	4,179
* Coldwater Creek Inc.	165,552	4,175
* Spectrum Brands Inc.	177,254	4,174
Furniture Brands International Inc.	229,097	4,131
^ Regal Entertainment Group Class A	204,829	4,105
* Aeropostale, Inc.	192,761	4,096
* Fossil, Inc.	225,132	4,095
* aQuantive, Inc.	203,108	4,089
* Navigant Consulting, Inc.	211,728	4,057
Watson Wyatt & Co. Holdings	149,704	4,035
* Insight Enterprises, Inc.	215,773	4,013
* West Corp.	106,974	4,000
World Fuel Services Corp.	122,688	3,981
* Dollar Thrifty Automotive Group, Inc.	117,682	3,962
* Rare Hospitality International Inc.	153,931	3,956
* Carter's, Inc.	68,376	3,884
ABM Industries Inc.	182,260	3,793
Administaff, Inc.	94,554	3,758
* The Sports Authority, Inc.	123,463	3,635
Jackson Hewitt Tax Service Inc.	151,853	3,631
* Genesco, Inc.	97,475	3,630
* ProQuest Co.	99,978	3,619
^ Blockbuster Inc. Class A	758,330	3,602
* The Pantry, Inc.	95,614	3,573
Tuesday Morning Corp.	138,058	3,572
* Central Garden and Pet Co.	78,632	3,558
Bob Evans Farms, Inc.	155,677	3,535
Nu Skin Enterprises, Inc.	184,691	3,518
* Cox Radio, Inc.	228,758	3,477
* Global Imaging Systems, Inc.	102,029	3,474
Liberty Corp.	73,909	3,466
* Electronics Boutique Holdings Corp.	54,712	3,438
Burlington Coat Factory Warehouse Corp.	90,208	3,432
* Hibbett Sporting Goods, Inc.	153,987	3,426
United Online, Inc.	246,848	3,419
K-Swiss, Inc.	115,613	3,419
^ Nautilus Inc.	154,734	3,415
* Cumulus Media Inc.	272,734	3,406
G & K Services, Inc. Class A	86,138	3,393
* CoStar Group, Inc.	72,018	3,365
* ShopKo Stores, Inc.	131,093	3,345
Orient-Express Hotel Ltd.	116,834	3,320
The Pep Boys (Manny, Moe & Jack)	239,735	3,318
Domino's Pizza, Inc.	142,078	3,313
* Pinnacle Entertainment, Inc.	180,756	3,313
Aaron Rents, Inc. Class B	154,630	3,270
IHOP Corp.	79,836	3,253
Talbots Inc.	108,231	3,238
Stage Stores, Inc.	120,453	3,237
^ La-Z-Boy Inc.	243,959	3,218
Kellwood Co.	121,835	3,149
* Radio One, Inc.	239,041	3,145
*^ Midway Games Inc.	206,155	3,131
* Emmis Communications, Inc.	141,034	3,115
* Citadel Broadcasting Corp.	226,594	3,111
* Hot Topic, Inc.	202,511	3,111
United Auto Group, Inc.	93,512	3,090
Gevity HR, Inc.	112,720	3,070
*^ Six Flags, Inc.	424,966	3,056
* Nutri/System Inc.	121,600	3,042
MAXIMUS, Inc.	84,884	3,035
* CMGI Inc.	1,816,572	3,034
* InfoSpace, Inc.	126,927	3,030
* Select Comfort Corp.	150,421	3,005
Hearst-Argyle Television Inc.	115,626	2,970
* CSK Auto Corp.	198,910	2,960
* Vail Resorts Inc.	101,939	2,931
* Columbia Sportswear Co.	62,916	2,919
Landry's Restaurants, Inc.	99,586	2,918
* Ryan's Restaurant Group, Inc.	249,914	2,916
* Red Robin Gourmet Burgers	63,324	2,903
* Elizabeth Arden, Inc.	134,369	2,900
Sonic Automotive, Inc.	129,925	2,887
* LKQ Corp.	94,474	2,853
* Gemstar-TV Guide International, Inc.	958,368	2,837
* Korn/Ferry International	172,678	2,830
CKE Restaurants Inc.	214,409	2,826
Blyth, Inc.	126,766	2,826
*^ Martha Stewart Living Omnimedia, Inc.	112,701	2,820
The Neiman Marcus Group, Inc. Class B	28,142	2,809
Oxford Industries, Inc.	62,244	2,808
* The Children's Place Retail Stores, Inc.	78,287	2,790
Hollinger International, Inc.	281,656	2,760
* Texas Roadhouse, Inc.	184,130	2,744
Amerco, Inc.	46,899	2,729
* Heidrick & Struggles International, Inc.	83,879	2,716
Rollins, Inc.	138,254	2,699
* Spherion Corp.	354,605	2,695
Cato Corp. Class A	134,932	2,689
Journal Register Co.	165,104	2,671
Viad Corp.	96,860	2,649
* Alderwoods Group, Inc.	161,153	2,640
* GSI Commerce, Inc.	132,535	2,637
* Papa John's International, Inc.	52,599	2,636
* Hudson Highland Group, Inc.	105,464	2,633
* WMS Industries, Inc.	93,527	2,631
Kelly Services, Inc. Class A	85,561	2,623
* Entravision Communications Corp.	332,675	2,618
*^ Helen of Troy Ltd.	125,376	2,588
* Tempur-Pedic International Inc.	218,179	2,583
Finish Line, Inc.	176,760	2,579
* RC2 Corp.	75,747	2,557
Stein Mart, Inc.	125,659	2,551
* Playtex Products, Inc.	230,948	2,540
* Ventiv Health, Inc.	96,499	2,529
Brown Shoe Co., Inc.	76,609	2,528
* Central European Distribution Corp.	59,265	2,524
*^ Cabela's Inc.	137,354	2,523
Speedway Motorsports, Inc.	68,725	2,497
Stewart Enterprises, Inc. Class A	374,524	2,483
* Universal Technical Institute Inc.	67,292	2,396
* Group 1 Automotive, Inc.	86,717	2,393
* Insight Communications Co., Inc.	202,344	2,353
* California Pizza Kitchen, Inc.	80,169	2,344
* Consolidated Graphics, Inc.	54,419	2,343
Christopher & Banks Corp.	167,707	2,326
* 99 Cents Only Stores	247,676	2,291
* Cross Country Healthcare, Inc.	123,343	2,289
Ameristar Casinos, Inc.	109,498	2,282
*^ Jos. A. Bank Clothiers, Inc.	52,730	2,279
* The Dress Barn, Inc.	99,782	2,271
* Vertrue Inc.	62,286	2,264
* Brightpoint, Inc.	118,011	2,259
Bowne & Co., Inc.	157,834	2,255
*^ Charter Communications, Inc.	1,493,925	2,241
*^ Intermix Media Inc.	184,260	2,204
* Alliance Gaming Corp.	202,590	2,198
* priceline.com, Inc.	112,244	2,169
Big 5 Sporting Goods Corp.	90,591	2,162
* Teletech Holdings Inc.	213,350	2,138
*^ Overstock.com, Inc.	55,548	2,130
Lone Star Steakhouse & Saloon, Inc.	81,711	2,124
* Steak n Shake Co.	116,211	2,109
* K2 Inc.	183,777	2,095
Gray Television, Inc.	196,514	2,081
The Stride Rite Corp.	160,758	2,061
* CRA International Inc.	48,816	2,035
* Sirva Inc.	272,164	2,030
* USANA Health Sciences, Inc.	41,752	1,992
* Brookstone, Inc.	98,118	1,956
* Radio One, Inc. Class D	147,647	1,942
Lithia Motors, Inc.	66,253	1,920
*^ Krispy Kreme Doughnuts, Inc.	304,978	1,909
* Coinstar, Inc.	102,876	1,904
* AMN Healthcare Services, Inc.	122,955	1,902
* PRIMEDIA Inc.	462,072	1,890
* The Gymboree Corp.	137,292	1,873
Oakley, Inc.	107,509	1,864
Fred's, Inc.	147,787	1,849
Triarc Cos., Inc. Class B	120,898	1,846
*^ Leapfrog Enterprises, Inc.	124,258	1,835
* Midas Inc.	92,210	1,833
Journal Communications, Inc.	121,056	1,804
The Topps Co., Inc.	218,824	1,797
* MarineMax, Inc.	70,442	1,796
The Marcus Corp.	89,552	1,795
* JAKKS Pacific, Inc.	110,114	1,787
CDI Corp.	59,932	1,770
Sinclair Broadcast Group, Inc.	199,354	1,768
* Cenveo Inc.	170,375	1,767
^ Pre-Paid Legal Services, Inc.	45,186	1,749
* Steiner Leisure Ltd.	51,458	1,748
* Cost Plus, Inc.	95,984	1,742
* Life Time Fitness, Inc.	52,093	1,726
* iVillage Inc.	233,398	1,694
* Iconix Brand Group Inc.	185,858	1,673
* Lin TV Corp.	117,661	1,641
Russell Corp.	116,180	1,631
* Guess ?, Inc.	75,391	1,616
infoUSA Inc.	151,957	1,614
* Skechers U.S.A., Inc.	97,491	1,596
*^ TiVo Inc.	289,587	1,590
Courier Corp.	42,226	1,579
American Woodmark Corp.	46,824	1,573
* LECG Corp.	67,033	1,542
* SOURCECORP, Inc.	69,975	1,500
* Jo-Ann Stores, Inc.	84,655	1,465
UniFirst Corp.	40,557	1,422
* J. Jill Group, Inc.	89,723	1,419
* Lifeline Systems, Inc.	42,276	1,413
Movado Group, Inc.	75,450	1,412
bebe stores, inc	79,992	1,400
* Spanish Broadcasting System, Inc.	194,004	1,393
* Alloy, Inc.	286,813	1,388
* Stamps.com Inc.	79,889	1,375
Kenneth Cole Productions, Inc.	49,479	1,350
* Fisher Communications, Inc.	28,887	1,345
* Revlon, Inc. Class A	417,094	1,343
* Kforce Inc.	130,214	1,341
* O'Charley's Inc.	93,474	1,338
Central Parking Corp.	89,348	1,336
* CBIZ Inc.	258,997	1,321
* Forrester Research, Inc.	63,398	1,320
* Playboy Enterprises, Inc. Class B	93,473	1,318
Churchill Downs, Inc.	37,203	1,314
Stanley Furniture Co., Inc.	49,984	1,309
Handleman Co.	103,075	1,302
* Luby's, Inc.	99,563	1,300
The Buckle, Inc.	38,010	1,291
* Isle of Capri Casinos, Inc.	59,962	1,282
* Steven Madden, Ltd.	54,244	1,243
*^ Marchex, Inc.	74,973	1,242
* Casella Waste Systems, Inc.	94,106	1,236
* 24/7 Real Media, Inc.	165,812	1,167
* ValueVision Media, Inc.	102,730	1,166
^ Triarc Cos., Inc. Class A	69,353	1,165
Carmike Cinemas, Inc.	50,544	1,160
* A.C. Moore Arts & Crafts, Inc.	60,025	1,151
Movie Gallery, Inc.	109,875	1,142
* Wireless Facilities, Inc.	196,172	1,138
* LodgeNet Entertainment Corp.	77,090	1,136
* Geo Group Inc.	42,767	1,133
*^ Multimedia Games Inc.	116,222	1,129
* Mikohn Gaming Corp.	84,837	1,127
*^ Deckers Outdoor Corp.	46,800	1,126
* Monarch Casino & Resort, Inc.	65,943	1,120
Monro Muffler Brake, Inc.	42,264	1,110
*^ The Wet Seal, Inc. Class A	246,273	1,108
CSS Industries, Inc.	33,563	1,091
Cherokee Inc.	31,195	1,091
* Medical Staffing Network Holdings, Inc.	180,476	1,059
* drugstore.com, Inc.	286,198	1,059
* Waste Services Inc.	286,078	1,058
Lawson Products, Inc.	28,656	1,052
* EZCORP, Inc.	64,771	1,040
*^ ParkerVision, Inc.	165,056	1,038
* Great Wolf Resorts, Inc.	99,871	1,033
* Universal Electronics, Inc.	59,359	1,026
* Buca, Inc.	168,095	1,020
* Providence Service Corp.	33,017	1,010
* Asbury Automotive Group, Inc.	59,028	1,005
* DiamondCluster International, Inc.	132,282	1,003
* Salem Communications Corp.	54,077	997
* Source Interlink Cos., Inc.	90,070	996
*^ Conn's, Inc.	35,861	994
* 1-800-FLOWERS.COM, Inc.	140,073	982
* PetMed Express, Inc.	94,320	977
CNS, Inc.	37,469	977
* BJ's Restaurants Inc.	47,464	970
* 4Kids Entertainment Inc.	55,498	965
Clark, Inc.	57,239	963
* Harris Interactive Inc.	225,351	962
* Water Pik Technologies, Inc.	47,295	960
* Charlotte Russe Holding Inc.	72,037	960
World Wrestling Entertainment, Inc.	73,695	958
* On Assignment, Inc.	111,656	955
* Lightbridge, Inc.	116,767	943
* Exponent, Inc.	29,834	936
Allen Organ Co.	14,962	935
Ambassadors Group, Inc.	41,868	934
Action Performance Cos., Inc.	74,598	933
* Saga Communications, Inc.	70,105	932
Syms Corp.	69,035	924
*^ Parlux Fragrances, Inc.	31,700	924
* LoJack Corp.	43,551	921
* Autobytel Inc.	182,240	913
Thomas Nelson, Inc.	48,676	913
Bassett Furniture Industries, Inc.	48,931	911
Traffix, Inc.	144,514	900
National Presto Industries, Inc.	20,868	893
* Party City Corp.	52,445	887
^ Charles & Colvard Ltd.	35,338	882
* Casual Male Retail Group, Inc.	128,189	882
* S&K Famous Brands Inc.	46,595	882
* Department 56 Inc.	70,250	878
Sturm, Ruger & Co., Inc.	94,935	873
* West Marine, Inc.	59,093	873
* MTR Gaming Group Inc.	108,824	872
Libbey, Inc.	57,325	871
* Cornell Companies, Inc.	59,209	871
Cutter & Buck Inc.	70,764	870
*^ Blue Nile Inc.	27,314	864
* Pegasus Solutions Inc.	96,108	863
Haverty Furniture Cos., Inc.	69,805	854
* Cache, Inc.	55,326	843
* NetRatings, Inc.	55,147	839
* Perry Ellis International Corp.	38,377	834
* Regent Communications, Inc.	157,831	830
Russ Berrie and Co., Inc.	58,274	823
* Neoforma, Inc.	96,387	822
* NIC Inc.	125,449	822
^ Mannatech, Inc.	68,344	810
* Rush Enterprises, Inc. Class A	52,145	797
* Steinway Musical Instruments Inc.	29,950	789
Schawk, Inc.	39,417	788
Superior Uniform Group, Inc.	59,789	771
Renaissance Learning, Inc.	42,965	765
* Trans World Entertainment Corp.	96,895	765
* Dave & Busters, Inc.	57,132	763
* Volt Information Sciences Inc.	36,954	751
* Retail Ventures, Inc.	67,510	741
* America's Car-Mart, Inc.	41,105	737
* Buffalo Wild Wings Inc.	27,278	723
Haggar Corp.	25,220	717
Dover Downs Gaming & Entertainment, Inc.	52,554	715
Angelica Corp.	39,749	710
* Bally Total Fitness Holding Corp.	155,495	695
* Bombay Co.	157,596	695
* Daily Journal Corp.	16,329	694
* Restoration Hardware, Inc.	109,512	692
*^ Sharper Image Corp.	54,921	692
* PLATO Learning, Inc.	90,665	690
* SITEL Corp.	245,402	687
Cadmus Communications	32,435	681
* Youbet.com, Inc.	115,066	659
* The Sportsman's Guide Inc.	24,077	657
* Benihana Inc. Class A	36,536	657
Synagro Technologies Inc.	137,933	648
* Red Lion Hotels Corp.	91,768	642
* Checkers Drive-In Restaurants, Inc.	41,982	642
* Cosi, Inc.	65,288	641
* DTS Inc.	37,259	627
* Nexstar Broadcasting Group, Inc.	109,655	625
* Hartmarx Corp.	94,048	616
CPI Corp.	34,215	602
Goody's Family Clothing	79,464	602
* Miva Inc.	98,862	596
* PDI, Inc.	38,874	595
Startek, Inc.	44,366	586
*^ Navarre Corp.	100,356	581
*^ Escala Group, Inc.	34,816	580
*^ Build-A-Bear-Workshop, Inc.	25,901	578
Weyco Group, Inc.	29,044	566
*^ Empire Resorts Inc.	125,155	564
* Register.com, Inc.	72,667	563
Hancock Fabrics, Inc.	83,576	562
* Educate, Inc.	37,392	561
* Learning Tree International, Inc.	41,191	544
* Innotrac Corp.	62,932	534
* Raindance Communications, Inc.	225,177	522
* Lodgian, Inc.	50,785	521
AFC Enterprises, Inc.	44,369	512
* 1-800 Contacts, Inc.	26,524	497
Dover Motorsports, Inc.	71,025	486
* New York & Co., Inc.	29,393	482
*^ JAMDAT Mobile Inc.	22,575	474
* Interstate Hotels & Resorts, Inc.	101,711	473
* First Consulting Group, Inc.	81,261	471
Blockbuster Inc. Class B	104,887	470
* Wilsons The Leather Experts Inc.	76,915	469
* The Smith & Wollensky Restaurant Group, Inc.	72,905	467
* Hampshire Group, Ltd.	19,658	464
* Rent-Way, Inc.	67,250	462
* SM&A Corp.	51,807	456
* Carriage Services, Inc.	71,914	456
* Hastings Entertainment, Inc.	77,268	450
* Shoe Carnival, Inc.	28,099	447
*^ TRM Corp.	29,425	447
* PriceSmart, Inc.	51,150	435
* Edgewater Technology, Inc.	89,997	429
* Design Within Reach Inc.	47,513	429
Bon-Ton Stores, Inc.	21,583	419
* Rentrak Corp.	43,782	416
* Beasley Broadcast Group, Inc.	29,362	413
* Young Broadcasting Inc.	117,067	409
* Standard Parking Corp.	20,600	392
* Rural/Metro Corp.	43,530	385
* Greenfield Online, Inc.	70,797	385
Blair Corp.	10,433	385
* Nevada Gold & Casinos, Inc.	32,700	368
News Corp., Inc., Class B	21,484	354
* GameStop Corp. Class B	12,367	351
* Famous Dave's of America, Inc.	29,415	351
^ Inter Parfums, Inc.	17,076	336
Hooker Furniture Corp.	20,163	335
* REX Stores Corp.	24,159	331
* The Princeton Review, Inc.	54,724	329
* LookSmart, Ltd.	395,506	328
L.S. Starrett Co. Class A	17,904	328
* ICT Group, Inc.	27,851	327
* Systemax Inc.	46,080	324
* Johnson Outdoors Inc.	19,100	321
*^ Oneida Ltd.	158,812	314
* New Frontier Media, Inc.	51,071	307
* Duckwall-ALCO Stores, Inc.	13,200	306
* Internap Network Services Corp.	636,671	306
* Tweeter Home Entertainment Group, Inc.	91,175	300
*^ Pegasus Communications Corp.	90,383	298
* Rush Enterprises, Inc. Class B	19,780	297
* NTN Communications, Inc.	190,040	293
* Kirkland's, Inc.	38,345	292
*^ Gander Mountain Co.	31,121	280
Escalade, Inc.	20,724	275
* Strategic Distribution, Inc.	23,874	269
Lifetime Brands, Inc.	9,977	268
* Emerson Radio Corp.	77,571	267
*^ eCOST.com Inc.	142,337	256
* Mac-Gray Corp.	19,633	254
* Finlay Enterprises, Inc.	27,106	245
* Fox and Hound Restaurant Group	24,079	245
* Friendly Ice Cream Corp.	26,993	244
* Rubio's Restaurants, Inc.	26,064	242
Ambassadors International, Inc.	17,179	241
* Catalina Lighting, Inc.	23,200	240
Waste Industries USA, Inc.	18,009	240
* Mothers Work, Inc.	23,789	238
* Digital Generation Systems	368,493	232
* Benihana Inc.	13,000	230
* Atari, Inc.	159,110	229
^ Fedders Corp.	105,182	225
Craftmade International, Inc.	12,448	224
*^ American Technology Corp.	43,554	222
*^ Salton, Inc.	66,200	218
* Management Network Group Inc.	81,917	212
* Acme Communications, Inc.	54,000	210
* Tarrant Apparel Group, Inc.	66,876	210
* Crown Media Holdings, Inc.	19,156	210
* Ashworth, Inc.	30,400	208
Aaron Rents, Inc.	10,125	199
Deb Shops, Inc.	9,153	199
*^ Integrated Alarm Services Group, Inc.	52,970	199
Books-a-Million Inc.	21,838	197
Knape & Vogt Manufacturing Co.	14,239	187
* PC Connection, Inc.	34,262	186
* Concorde Career College	12,023	185
* Private Media Group, Inc.	90,781	182
* PC Mall, Inc.	30,250	173
* Champps Entertainment Inc.	24,373	169
* Image Entertainment, Inc.	39,900	167
* Concord Camera Corp.	120,706	165
* Applica Inc.	95,395	159
* GTSI CORP	14,200	157
Tandy Brands Accessories, Inc.	12,890	149
* Winmark Corp.	6,500	140
* Lazare Kaplan International, Inc.	13,648	135
* EVCI Career Colleges Holding Corp.	20,405	130
*^ Trump Entertainment Resorts, Inc. Warrants Exp. 5/22/06	38,560	129
Canterbury Park Holding Corp.	8,400	120
* Sport Chalet, Inc. Class A	12,775	115
* Emak Worldwide Inc.	13,900	106
* Brillian Corp.	30,846	104
* Enesco Group, Inc.	61,372	100
* APAC Teleservices, Inc.	109,373	97
Rock of Ages Corp.	17,600	95
* Knology, Inc.	35,030	92
* Perficient, Inc.	11,100	92
* Rainmaker Systems, Inc.	146,643	91
* Boots & Coots International Well Control, Inc.	71,150	90
* Paxson Communications Corp.	197,451	89
* Whitehall Jewellers, Inc.	51,862	88
* U.S. Home Systems, Inc.	14,950	85
* Spherix Inc.	50,060	80
* Mossimo, Inc.	16,017	80
*^ Metro One Telecommunications, Inc.	110,426	80
* Rockford Corp.	21,790	73
* The Boyds Collection, Ltd.	96,960	68
*^ Interactive Systems Worldwide, Inc.	27,000	68
* Max & Erma's Restaurant, Inc.	4,800	64
* Interep National Radio Sales, Inc.	98,600	53
* Riviera Holdings Corp.	1,900	42
* Gallery of History, Inc.	27,301	40
* Protection One, Inc.	2,271	38
* The Sports Club Co., Inc.	25,000	38
* Geerlings & Wade Inc.	30,636	34
* LQ Corp. Inc.	15,985	31
* Precis, Inc.	18,641	28
* SPAR Group, Inc.	16,174	27
* Tag-It Pacific, Inc.	32,250	26
* Sport Chalet, Inc.	1,825	24
* Major Automotive Cos., Inc.	17,395	22
* Bush Industries, Inc. (Escrow)	135,417	7
*^ Gadzooks, Inc.	257,226	6
* Headway Corporate Resources, Inc.	152,392	1
* IAC InterActiveCorp Warrants Exp. 2/4/09	38	-
* Expedia Inc. Warrants Exp. 2/4/09	38	-
* VCampus Corp.	1	-

		8,992,842

Consumer Staples (6.3%)
Altria Group, Inc.	9,416,817	694,114
The Procter & Gamble Co.	10,918,026	649,186
PepsiCo, Inc.	7,614,439	431,815
The Coca-Cola Co.	9,853,568	425,576
Walgreen Co.	4,650,589	202,068
Anheuser-Busch Cos., Inc.	3,532,833	152,053
Colgate-Palmolive Co.	2,380,156	125,648
CVS Corp.	3,639,481	105,581
Sysco Corp.	2,880,223	90,353
General Mills, Inc.	1,515,515	73,048
Sara Lee Corp.	3,582,709	67,892
* The Kroger Co.	3,149,606	64,850
ConAgra Foods, Inc.	2,360,517	58,423
H.J. Heinz Co.	1,595,779	58,310
Safeway, Inc.	2,039,714	52,217
Kellogg Co.	1,123,436	51,824
Wm. Wrigley Jr. Co.	654,285	47,030
The Hershey Co.	794,985	44,766
Whole Foods Market, Inc.	297,600	40,012
The Clorox Co.	701,350	38,953
Albertson's, Inc.	1,425,839	36,573
Kraft Foods Inc.	1,192,224	36,470
Reynolds American Inc.	403,747	33,519
UST, Inc.	755,754	31,636
Campbell Soup Co.	1,034,159	30,766
* Dean Foods Co.	687,471	26,715
Coca-Cola Enterprises, Inc.	1,180,624	23,022
* Constellation Brands, Inc. Class A	879,899	22,877
Molson Coors Brewing Co. Class B	316,297	20,246
SuperValu Inc.	623,186	19,394
The Pepsi Bottling Group, Inc.	669,311	19,109
Tyson Foods, Inc.	1,036,375	18,707
McCormick & Co., Inc.	547,578	17,867
Carolina Group	312,478	12,384
J.M. Smucker Co.	254,246	12,341
* Smithfield Foods, Inc.	405,005	12,021
Hormel Foods Corp.	345,755	11,406
Church & Dwight, Inc.	290,638	10,736
Brown-Forman Corp. Class B	178,393	10,622
* Del Monte Foods Co.	914,502	9,813
* Rite Aid Corp.	2,399,460	9,310
Pilgrim's Pride Corp.	199,009	7,244
PepsiAmericas, Inc.	313,010	7,115
Flowers Foods, Inc.	240,890	6,571
* NBTY, Inc.	266,040	6,252
Ralcorp Holdings, Inc.	138,359	5,800
* 7-Eleven, Inc.	160,404	5,712
Longs Drug Stores, Inc.	130,062	5,578
* Performance Food Group Co.	171,660	5,418
Chiquita Brands International, Inc.	192,664	5,385
Casey's General Stores, Inc.	200,229	4,645
Universal Corp. (VA)	116,011	4,505
Sensient Technologies Corp.	196,275	3,719
Ruddick Corp.	156,333	3,603
* TreeHouse Foods Inc.	132,310	3,556
Tootsie Roll Industries, Inc.	105,470	3,349
* Hain Celestial Group, Inc.	137,435	2,666
* Herbalife Ltd.	88,285	2,661
*^ Hansen Natural Corp.	53,000	2,495
*^ The Great Atlantic & Pacific Tea Co., Inc.	87,511	2,482
Nash-Finch Co.	56,010	2,363
Seaboard Corp.	1,633	2,242
* Peet's Coffee & Tea Inc.	55,946	1,713
J & J Snack Foods Corp.	29,591	1,710
Weis Markets, Inc.	42,710	1,709
^ Vector Group Ltd.	79,356	1,588
Lance, Inc.	87,257	1,524
Sanderson Farms, Inc.	39,200	1,457
* Pathmark Stores, Inc.	128,653	1,450
Schweitzer-Mauduit International, Inc.	63,191	1,410
Alliance One International, Inc.	386,082	1,367
*^ Wild Oats Markets Inc.	99,666	1,282
Nature's Sunshine Inc.	47,793	1,111
* Cruzan International Inc.	36,140	1,012
* Boston Beer Co., Inc. Class A	37,935	948
Ingles Markets, Inc.	56,082	886
Coca-Cola Bottling Co.	17,689	866
^ American Italian Pasta Co.	79,853	851
* Provide Commerce Inc.	34,011	825
* Smart & Final Inc.	60,977	789
* M&F Worldwide Corp.	45,879	713
* Green Mountain Coffee Roasters, Inc.	20,445	711
* Nutraceutical International Corp.	45,319	644
* John B. Sanfilippo & Son, Inc.	35,058	614
Farmer Brothers, Inc.	25,534	516
* Spartan Stores, Inc.	48,233	497
*^ Star Scientific, Inc.	144,832	487
Arden Group Inc. Class A	5,928	446
Imperial Sugar Co.	27,200	369
* Omega Protein Corp.	43,907	334
* National Beverage Corp.	40,674	316
* Poore Brothers, Inc.	57,650	314
* Maui Land & Pineapple Co., Inc.	8,044	242
Village Super Market Inc. Class A	3,620	189
* Weider Nutritional International, Inc.	34,750	184
^ Reliv International, Inc.	19,795	181
*^ Medifast, Inc.	38,808	155
* Lifeway Foods, Inc.	12,440	155
Tasty Baking Co. Class A	17,300	150
^ Cal-Maine Foods, Inc.	23,300	147
* Seneca Foods Corp.	6,980	128
Marsh Supermarkets, Inc.	9,843	117
* Fresh Brands Inc.	12,513	90
* Vermont Pure Holdings, Ltd.	29,700	62
* NationsHealth, Inc.	5,200	41
* Diedrich Coffee, Inc.	4,918	39

		4,022,953

Financial Services (21.3%)
Citigroup, Inc.	23,654,789	1,076,766
Bank of America Corp.	18,286,385	769,857
American International Group, Inc.	10,029,464	621,426
JPMorgan Chase & Co.	15,999,875	542,876
Wells Fargo & Co.	7,672,579	449,383
Wachovia Corp.	7,168,581	341,153
American Express Co.	5,101,598	293,036
Merrill Lynch & Co., Inc.	4,074,178	249,951
Morgan Stanley	4,485,005	241,921
U.S. Bancorp	8,339,045	234,160
The Goldman Sachs Group, Inc.	1,837,085	223,353
Fannie Mae	4,403,482	197,364
Freddie Mac	3,132,983	176,888
MetLife, Inc.	3,336,487	166,257
Prudential Financial, Inc.	2,366,107	159,854
Allstate Corp.	2,888,864	159,725
Washington Mutual, Inc.	3,963,606	155,453
First Data Corp.	3,578,112	143,124
St. Paul Travelers Cos., Inc.	3,064,551	137,506
MBNA Corp.	5,481,711	135,069
Lehman Brothers Holdings, Inc.	1,069,991	124,633
Automatic Data Processing, Inc.	2,655,801	114,306
SunTrust Banks, Inc.	1,563,514	108,586
Capital One Financial Corp.	1,319,722	104,944
The Hartford Financial Services Group Inc.	1,350,082	104,186
The Bank of New York Co., Inc.	3,532,219	103,883
AFLAC Inc.	2,283,525	103,444
SLM Corp.	1,909,756	102,439
BB&T Corp.	2,486,711	97,106
National City Corp.	2,896,301	96,852
Progressive Corp. of Ohio	860,037	90,106
Countrywide Financial Corp.	2,674,029	88,190
The Chubb Corp.	888,817	79,594
Fifth Third Bancorp	2,147,721	78,886
PNC Financial Services Group	1,315,658	76,334
State Street Corp.	1,507,139	73,729
Charles Schwab Corp.	5,063,633	73,068
Golden West Financial Corp.	1,189,471	70,643
Simon Property Group, Inc. REIT	950,558	70,455
CIGNA Corp.	596,358	70,287
Marsh & McLennan Cos., Inc.	2,306,123	70,083
The Principal Financial Group, Inc.	1,336,111	63,292
Regions Financial Corp.	2,008,193	62,495
ACE Ltd.	1,307,750	61,556
Mellon Financial Corp.	1,924,817	61,536
Equity Office Properties Trust REIT	1,857,027	60,743
KeyCorp	1,855,457	59,838
Moody's Corp.	1,143,874	58,429
Paychex, Inc.	1,550,442	57,490
Franklin Resources Corp.	684,549	57,475
North Fork Bancorp, Inc.	2,172,961	55,411
Loews Corp.	592,251	54,730
Bear Stearns Co., Inc.	491,683	53,962
The Chicago Mercantile Exchange	156,123	52,660
Legg Mason Inc.	465,347	51,044
ProLogis REIT	1,132,237	50,169
Vornado Realty Trust REIT	572,797	49,616
Equity Residential REIT	1,304,868	49,389
Genworth Financial Inc.	1,497,554	48,281
General Growth Properties Inc. REIT	1,030,225	46,288
Comerica, Inc.	769,587	45,329
XL Capital Ltd. Class A	639,017	43,472
CIT Group Inc.	959,775	43,363
Lincoln National Corp.	790,776	41,136
AmSouth Bancorp	1,605,784	40,562
Northern Trust Corp.	796,373	40,257
* Fiserv, Inc.	871,025	39,954
Aon Corp.	1,228,920	39,424
Marshall & Ilsley Corp.	886,238	38,560
Archstone-Smith Trust REIT	966,138	38,520
MBIA, Inc.	617,141	37,411
Sovereign Bancorp, Inc.	1,660,515	36,598
Boston Properties, Inc. REIT	503,792	35,719
Ambac Financial Group, Inc.	493,868	35,588
T. Rowe Price Group Inc.	534,556	34,907
H & R Block, Inc.	1,428,258	34,250
Fidelity National Financial, Inc.	748,139	33,307
M & T Bank Corp.	311,159	32,893
Jefferson-Pilot Corp.	620,642	31,758
Plum Creek Timber Co. Inc. REIT	837,594	31,753
Synovus Financial Corp.	1,137,206	31,523
Hudson City Bancorp, Inc.	2,595,413	30,885
SAFECO Corp.	568,701	30,357
Cincinnati Financial Corp.	720,057	30,163
* E*TRADE Financial Corp.	1,684,952	29,655
Zions Bancorp	408,332	29,077
Avalonbay Communities, Inc. REIT	332,307	28,479
Popular, Inc.	1,155,609	27,989
UnumProvident Corp.	1,357,787	27,835
MGIC Investment Corp.	431,684	27,714
* Ameritrade Holding Corp.	1,289,107	27,690
Kimco Realty Corp. REIT	875,766	27,517
Host Marriott Corp. REIT	1,527,208	25,810
Public Storage, Inc. REIT	382,631	25,636
Torchmark Corp.	476,845	25,192
Everest Re Group, Ltd.	257,272	25,187
Compass Bancshares Inc.	539,066	24,705
* Providian Financial Corp.	1,344,379	23,769
Huntington Bancshares Inc.	1,009,181	22,676
Duke Realty Corp. REIT	657,323	22,270
Developers Diversified Realty Corp. REIT	471,383	22,014
^ Commerce Bancorp, Inc.	704,520	21,622
Old Republic International Corp.	794,119	21,179
White Mountains Insurance Group Inc.	34,669	20,940
Radian Group, Inc.	392,205	20,826
iStar Financial Inc. REIT	513,725	20,770
Equifax, Inc.	591,104	20,653
W.R. Berkley Corp.	520,784	20,561
* The Dun & Bradstreet Corp.	310,109	20,427
Assurant, Inc.	534,413	20,340
Mercantile Bankshares Corp.	374,528	20,180
First Horizon National Corp.	538,418	19,571
UnionBanCal Corp.	265,654	18,521
New York Community Bancorp, Inc.	1,091,235	17,896
The Macerich Co. REIT	271,703	17,644
Regency Centers Corp. REIT	304,376	17,486
^ Allied Capital Corp.	610,110	17,467
^ American Capital Strategies, Ltd.	476,181	17,457
AMB Property Corp. REIT	384,957	17,285
Associated Banc-Corp	563,547	17,177
The PMI Group Inc.	426,320	16,997
Liberty Property Trust REIT	398,752	16,963
Apartment Investment & Management Co. Class A REIT	434,722	16,859
First American Corp.	366,632	16,744
* DST Systems, Inc.	304,756	16,710
Health Care Properties Investors REIT	611,114	16,494
PartnerRe Ltd.	250,972	16,075
* AmeriCredit Corp.	673,416	16,074
Leucadia National Corp.	368,617	15,887
A.G. Edwards & Sons, Inc.	352,167	15,428
Janus Capital Group Inc.	1,036,613	14,979
United Dominion Realty Trust REIT	627,941	14,882
TCF Financial Corp.	555,758	14,867
Weingarten Realty Investors REIT	388,849	14,718
* Conseco, Inc.	692,761	14,624
Federal Realty Investment Trust REIT	238,820	14,551
Mills Corp. REIT	257,027	14,157
Axis Capital Holdings Ltd.	492,157	14,031
Colonial BancGroup, Inc.	625,318	14,007
Fair Isaac, Inc.	310,334	13,903
Nuveen Investments, Inc. Class A	351,059	13,828
Ventas, Inc. REIT	426,502	13,733
HCC Insurance Holdings, Inc.	479,368	13,676
RenaissanceRe Holdings Ltd.	310,435	13,575
* CheckFree Corp.	355,479	13,444
Hospitality Properties Trust REIT	312,418	13,390
City National Corp.	191,013	13,388
Commerce Bancshares, Inc.	259,978	13,384
Brown & Brown, Inc.	268,163	13,325
* Markel Corp.	40,313	13,323
Rayonier Inc. REIT	230,262	13,268
Camden Property Trust REIT	237,729	13,253
^ SL Green Realty Corp. REIT	192,819	13,146
Federated Investors, Inc.	390,597	12,980
Reckson Associates Realty Corp. REIT	375,634	12,978
Eaton Vance Corp.	513,872	12,754
Mack-Cali Realty Corp. REIT	282,228	12,683
Arden Realty Group, Inc. REIT	306,452	12,617
Protective Life Corp.	304,605	12,544
^ Fulton Financial Corp.	738,334	12,367
Pan Pacific Retail Properties, Inc. REIT	187,422	12,351
Arthur J. Gallagher & Co.	428,310	12,340
Sky Financial Group, Inc.	434,713	12,220
HRPT Properties Trust REIT	965,455	11,981
Shurgard Storage Centers, Inc. Class A REIT	213,943	11,953
Astoria Financial Corp.	450,013	11,889
Bank of Hawaii Corp.	241,442	11,884
Global Payments Inc.	152,820	11,877
Independence Community Bank Corp.	345,841	11,790
* WellChoice Inc.	155,252	11,784
IndyMac Bancorp, Inc.	287,879	11,394
^ Thornburg Mortgage, Inc. REIT	454,537	11,391
Certegy, Inc.	284,351	11,380
SEI Investments Co.	301,586	11,334
CBL & Associates Properties, Inc. REIT	273,343	11,204
Webster Financial Corp.	247,152	11,112
* Affiliated Managers Group, Inc.	153,159	11,092
New Plan Excel Realty Trust REIT	474,351	10,886
StanCorp Financial Group, Inc.	128,597	10,828
TD Banknorth, Inc.	358,008	10,790
Valley National Bancorp	469,471	10,751
Cullen/Frost Bankers, Inc.	215,557	10,636
* CB Richard Ellis Group, Inc.	215,190	10,587
Unitrin, Inc.	221,769	10,525
Nationwide Financial Services, Inc.	261,096	10,457
BRE Properties Inc. Class A REIT	233,233	10,379
AmerUs Group Co.	180,157	10,336
Wilmington Trust Corp.	281,579	10,264
Investors Financial Services Corp.	309,213	10,173
Ryder System, Inc.	295,507	10,112
CenterPoint Properties Corp. REIT	225,676	10,110
* Allmerica Financial Corp.	243,095	10,001
Jefferies Group, Inc.	226,756	9,875
Trizec Properties, Inc. REIT	426,536	9,836
FirstMerit Corp.	363,479	9,738
CarrAmerica Realty Corp. REIT	264,530	9,510
Deluxe Corp.	233,117	9,362
Realty Income Corp. REIT	386,499	9,241
Montpelier Re Holdings Ltd.	369,254	9,176
Dow Jones & Co., Inc.	240,183	9,173
Essex Property Trust, Inc. REIT	101,177	9,106
Health Care Inc. REIT	244,672	9,075
Washington Federal Inc.	396,045	8,935
* Alliance Data Systems Corp.	228,192	8,934
Crescent Real Estate, Inc. REIT	432,244	8,865
Healthcare Realty Trust Inc. REIT	217,856	8,745
Colonial Properties Trust REIT	194,848	8,667
The South Financial Group, Inc.	322,428	8,654
Alexandria Real Estate Equities, Inc. REIT	104,432	8,636
Hudson United Bancorp	203,941	8,633
MoneyGram International, Inc.	395,069	8,577
Raymond James Financial, Inc.	261,763	8,408
New Century REIT, Inc.	231,053	8,380
East West Bancorp, Inc.	245,103	8,343
American Financial Realty Trust REIT	581,845	8,262
Capital Automotive REIT	212,787	8,237
Brandywine Realty Trust REIT	258,863	8,048
* La Quinta Corp. REIT	919,824	7,993
* SVB Financial Group	164,234	7,988
Prentiss Properties Trust REIT	196,024	7,959
First Industrial Realty Trust REIT	195,955	7,848
Ohio Casualty Corp.	288,723	7,830
GATX Corp.	197,825	7,824
Transatlantic Holdings, Inc.	137,074	7,813
Westamerica Bancorporation	149,785	7,736
NewAlliance Bancshares, Inc.	526,813	7,713
Westcorp, Inc.	130,824	7,706
UCBH Holdings, Inc.	417,765	7,653
Cathay General Bancorp	213,631	7,575
* Philadelphia Consolidated Holding Corp.	88,982	7,555
Whitney Holdings Corp.	277,719	7,510
Waddell & Reed Financial, Inc.	386,666	7,486
Mercury General Corp.	124,721	7,482
BancorpSouth, Inc.	326,551	7,462
* BISYS Group, Inc.	552,366	7,418
Taubman Co. REIT	233,996	7,418
People's Bank	255,953	7,418
First Midwest Bancorp, Inc.	199,022	7,412
Kilroy Realty Corp. REIT	131,604	7,374
First Niagara Financial Group, Inc.	508,792	7,347
^ Annaly Mortgage Management Inc. REIT	559,308	7,243
* Alleghany Corp.	23,579	7,215
* Arch Capital Group Ltd.	144,727	7,177
Nationwide Health Properties, Inc. REIT	307,428	7,163
Jones Lang Lasalle Inc.	155,220	7,149
Pennsylvania REIT	169,020	7,129
Endurance Specialty Holdings Ltd.	206,690	7,050
Jack Henry & Associates Inc.	358,740	6,960
^ Friedman, Billings, Ramsey Group, Inc. REIT	675,679	6,885
National Financial Partners Corp.	152,484	6,883
BlackRock, Inc.	76,736	6,800
Erie Indemnity Co. Class A	127,463	6,724
Pacific Capital Bancorp	201,802	6,718
Fremont General Corp.	305,161	6,662
*^ CapitalSource Inc.	304,164	6,631
Old National Bancorp	311,559	6,611
American Financial Group, Inc.	193,023	6,549
Post Properties, Inc. REIT	175,263	6,529
Platinum Underwriters Holdings, Ltd.	217,896	6,513
* Kronos, Inc.	145,889	6,512
Reinsurance Group of America, Inc.	144,888	6,476
* Covanta Holding Corp.	478,910	6,432
American Home Mortgage Investment Corp. REIT	210,708	6,384
Selective Insurance Group	129,715	6,343
Amegy Bancorporation, Inc.	278,804	6,309
Highwood Properties, Inc. REIT	213,353	6,296
Commerce Group, Inc.	108,443	6,292
* ProAssurance Corp.	134,222	6,264
International Bancshares Corp.	206,570	6,135
Trustmark Corp.	220,044	6,128
* United Rentals, Inc.	310,517	6,120
Commercial Federal Corp.	178,304	6,087
Corporate Office Properties Trust, Inc. REIT	173,412	6,061
Maguire Properties, Inc. REIT	200,724	6,032
Washington REIT	193,390	6,016
Delphi Financial Group, Inc.	127,682	5,976
Downey Financial Corp.	97,838	5,958
Gables Residential Trust REIT	134,878	5,887
Greater Bay Bancorp	237,768	5,859
IPC Holdings Ltd.	178,389	5,824
United Bankshares, Inc.	165,504	5,784
Assured Guaranty Ltd.	240,586	5,757
Park National Corp.	52,550	5,690
First BanCorp Puerto Rico	333,603	5,645
John H. Harland Co.	126,260	5,606
Chittenden Corp.	211,444	5,605
Home Properties, Inc. REIT	142,344	5,587
Lexington Corporate Properties Trust REIT	237,144	5,585
Hilb, Rogal and Hamilton Co.	148,707	5,550
Texas Regional Bancshares, Inc.	192,358	5,538
^ Doral Financial Corp.	422,908	5,527
Senior Housing Properties Trust REIT	289,894	5,508
MAF Bancorp, Inc.	133,374	5,468
UICI	151,424	5,451
Newcastle Investment Corp. REIT	194,095	5,415
* Investment Technology Group, Inc.	182,461	5,401
Wintrust Financial Corp.	107,269	5,391
Zenith National Insurance Corp.	84,788	5,315
Provident Financial Services Inc.	298,947	5,261
Cousins Properties, Inc. REIT	173,655	5,248
Provident Bankshares Corp.	150,788	5,244
Sunstone Hotel Investors, Inc. REIT	212,152	5,174
Susquehanna Bancshares, Inc.	214,017	5,145
FactSet Research Systems Inc.	145,703	5,135
The Phoenix Cos., Inc.	416,103	5,076
BioMed Realty Trust, Inc. REIT	204,562	5,073
Redwood Trust, Inc. REIT	103,939	5,052
W Holding Co., Inc.	528,473	5,052
LandAmerica Financial Group, Inc.	76,729	4,961
Citizens Banking Corp.	169,679	4,819
Entertainment Properties Trust REIT	103,875	4,636
* Metris Cos., Inc.	313,106	4,581
^ Impac Mortgage Holdings, Inc. REIT	371,944	4,560
TrustCo Bank NY	363,748	4,558
Umpqua Holdings Corp.	186,406	4,533
BOK Financial Corp.	93,360	4,497
Inland Real Estate Corp. REIT	286,245	4,483
R.L.I. Corp.	95,227	4,405
Commercial Net Lease Realty REIT	219,937	4,399
Student Loan Corp.	18,282	4,331
Republic Bancorp, Inc.	306,177	4,329
Glimcher Realty Trust REIT	174,342	4,266
Sterling Financial Corp.	188,896	4,260
Central Pacific Financial Co.	120,354	4,234
EastGroup Properties, Inc. REIT	95,677	4,186
^ Novastar Financial, Inc. REIT	126,115	4,161
F.N.B. Corp.	239,939	4,146
* Signature Bank	152,951	4,128
* Knight Capital Group, Inc. Class A	494,354	4,108
* eFunds Corp.	217,438	4,094
Global Signal, Inc. REIT	91,137	4,077
First Commonwealth Financial Corp.	305,703	4,075
Total System Services, Inc.	174,740	4,073
BankAtlantic Bancorp, Inc. Class A	238,753	4,056
First Citizens BancShares Class A	23,699	4,044
Corus Bankshares Inc.	73,704	4,041
Commercial Capital Bancorp, Inc.	233,579	3,971
Horace Mann Educators Corp.	200,083	3,958
Glacier Bancorp, Inc.	128,128	3,955
LaSalle Hotel Properties REIT	114,505	3,945
MCG Capital Corp.	233,535	3,940
Brookline Bancorp, Inc.	248,916	3,938
* Digital Insight Corp.	149,607	3,899
Alabama National BanCorporation	60,181	3,848
Stewart Information Services Corp.	74,609	3,820
Equity Lifestyle Properties, Inc. REIT	84,877	3,819
S & T Bancorp, Inc.	100,795	3,810
Equity One, Inc. REIT	163,152	3,793
Interactive Data Corp.	166,848	3,779
CVB Financial Corp.	202,757	3,771
^ The First Marblehead Corp.	147,997	3,759
* First Federal Financial Corp.	69,268	3,727
First Republic Bank	105,785	3,727
MB Financial, Inc.	95,186	3,710
* FelCor Lodging Trust, Inc. REIT	241,386	3,657
* MeriStar Hospitality Corp. REIT	399,774	3,650
Mid-America Apartment Communities, Inc. REIT	78,257	3,640
Heritage Property Investment Trust REIT	103,969	3,639
Capitol Federal Financial	105,339	3,605
Boston Private Financial Holdings, Inc.	134,755	3,576
Hanmi Financial Corp.	198,526	3,564
RAIT Investment Trust REIT	125,024	3,563
United Community Banks, Inc.	124,705	3,554
* Sotheby's Holdings Class A	212,426	3,552
Equity Inns, Inc. REIT	261,986	3,537
UMB Financial Corp.	53,431	3,509
* Universal American Financial Corp.	153,036	3,480
Hancock Holding Co.	101,672	3,471
Spirit Finance Corp. REIT	307,610	3,461
NBT Bancorp, Inc.	145,724	3,438
Frontier Financial Corp.	118,033	3,423
* Argonaut Group, Inc.	126,441	3,415
Sovran Self Storage, Inc. REIT	69,035	3,379
Sterling Bancshares, Inc.	229,303	3,373
Bank Mutual Corp.	311,079	3,335
National Health Investors REIT	120,663	3,332
Tanger Factory Outlet Centers, Inc. REIT	119,705	3,329
PS Business Parks, Inc. REIT	72,625	3,326
First Charter Corp.	134,471	3,292
Harbor Florida Bancshares, Inc.	90,349	3,277
National Penn Bancshares Inc.	131,138	3,264
Omega Healthcare Investors, Inc. REIT	232,970	3,243
Chemical Financial Corp.	98,332	3,196
Infinity Property & Casualty Corp.	90,299	3,169
Harleysville National Corp.	143,512	3,150
* Refco Inc.	110,904	3,135
* Euronet Worldwide, Inc.	105,392	3,119
Amcore Financial, Inc.	98,970	3,089
First Financial Bancorp	165,733	3,083
United Fire & Casualty Co.	68,272	3,080
BankUnited Financial Corp.	133,526	3,054
* Nelnet, Inc.	80,110	3,045
NDCHealth Corp.	159,113	3,010
* CompuCredit Corp.	67,673	3,006
Independent Bank Corp. (MI)	103,333	3,001
Gold Banc Corp., Inc.	199,301	2,970
* Advent Software, Inc.	109,464	2,949
Financial Federal Corp.	73,920	2,942
Unizan Financial Corp.	121,062	2,931
AMLI Residential Properties Trust REIT	91,356	2,930
Glenborough Realty Trust, Inc. REIT	151,033	2,900
City Holding Co.	80,469	2,878
Anthracite Capital Inc. REIT	246,915	2,859
PFF Bancorp, Inc.	92,928	2,812
Mid-State Bancshares	101,267	2,786
Fidelity Bankshares, Inc.	91,095	2,783
First Community Bancorp	57,904	2,770
Saxon Inc. REIT	233,037	2,761
Community Bank System, Inc.	122,103	2,760
KNBT Bancorp Inc.	175,880	2,738
Max Re Capital Ltd.	110,050	2,728
Strategic Hotel Capital, Inc. REIT	147,996	2,702
Scottish Re Group Ltd.	112,710	2,687
Parkway Properties Inc. REIT	57,040	2,676
U-Store-It Trust REIT	131,424	2,664
Alfa Corp.	159,006	2,652
* HomeStore, Inc.	604,424	2,629
* NCO Group, Inc.	127,137	2,627
* Piper Jaffray Cos., Inc.	87,392	2,610
Aspen Insurance Holdings Ltd.	88,144	2,605
Advanta Corp. Class A	98,881	2,577
Anchor Bancorp Wisconsin Inc.	86,600	2,553
Westbanco Inc.	92,402	2,541
Calamos Asset Management, Inc.	102,260	2,524
WFS Financial, Inc.	37,546	2,523
Community Banks, Inc.	89,145	2,506
Sun Communities, Inc. REIT	76,053	2,491
Cash America International Inc.	119,846	2,487
Innkeepers USA Trust REIT	160,897	2,486
PrivateBancorp, Inc.	71,480	2,450
* Accredited Home Lenders Holding Co.	69,504	2,444
Flagstar Bancorp, Inc.	151,716	2,443
First Financial Bankshares, Inc.	69,828	2,432
Getty Realty Holding Corp. REIT	83,136	2,393
Partners Trust Financial Group, Inc.	204,304	2,354
GMH Communities Trust REIT	160,049	2,348
McGrath RentCorp	82,840	2,347
Highland Hospitality Corp. REIT	227,468	2,334
Irwin Financial Corp.	111,661	2,277
* TNS Inc.	93,870	2,276
Integra Bank Corp.	103,643	2,249
Prosperity Bancshares, Inc.	73,924	2,236
* USI Holdings Corp.	171,279	2,225
Sandy Spring Bancorp, Inc.	65,882	2,220
Town & Country Trust REIT	75,803	2,200
* Asset Acceptance Capital Corp.	73,266	2,196
* Portfolio Recovery Associates, Inc.	50,629	2,186
Old Second Bancorp, Inc.	72,824	2,173
First Indiana Corp.	63,647	2,168
Ramco-Gershenson Properties Trust REIT	74,122	2,164
Advance America Cash Advance Centers Inc.	161,810	2,144
* LaBranche & Co. Inc.	239,962	2,085
* HealthExtras, Inc.	96,947	2,073
* National Western Life Insurance Co. Class A	9,726	2,055
Instinet Group Inc.	410,562	2,040
Cedar Shopping Centers, Inc. REIT	140,269	2,030
Acadia Realty Trust REIT	112,805	2,029
Arbor Realty Trust, Inc. REIT	71,676	2,014
*^ Ocwen Financial Corp.	288,515	2,002
Greenhill & Co., Inc.	47,615	1,985
Trustreet Properties, Inc. REIT	126,650	1,982
Dime Community Bancshares	132,562	1,951
Northwest Bancorp, Inc.	90,555	1,924
First Merchants Corp.	73,699	1,904
Main Street Banks, Inc.	70,700	1,895
* Franklin Bank Corp.	115,760	1,870
* PICO Holdings, Inc.	53,130	1,867
Banner Corp.	70,053	1,866
Independent Bank Corp. (MA)	61,268	1,861
LTC Properties, Inc. REIT	87,437	1,854
Suffolk Bancorp	57,732	1,842
First Potomac REIT	71,101	1,827
Oriental Financial Group Inc.	148,937	1,823
IBERIABANK Corp.	34,272	1,822
Community Trust Bancorp Inc.	56,389	1,815
Wilshire Bancorp Inc.	118,511	1,813
Capital Corp. of the West	59,300	1,812
21st Century Insurance Group	112,835	1,800
Capital Trust Class A REIT	55,938	1,799
* iPayment Holdings, Inc.	47,508	1,798
Capitol Bancorp Ltd.	55,353	1,793
* AmericanWest Bancorporation	77,377	1,789
Midland Co.	49,648	1,789
Gramercy Capital Corp. REIT	73,918	1,771
* American Physicians Capital, Inc.	36,037	1,771
Investors Real Estate Trust REIT	185,524	1,762
MFA Mortgage Investments, Inc. REIT	285,698	1,751
Capital City Bank Group, Inc.	46,387	1,749
U.S.B. Holding Co., Inc.	76,654	1,748
^ Bank of the Ozarks, Inc.	50,548	1,735
State Auto Financial Corp.	54,255	1,717
* Ace Cash Express, Inc.	87,978	1,716
NetBank, Inc.	205,983	1,712
First Financial Corp. (IN)	63,220	1,707
First Financial Holdings, Inc.	55,213	1,696
R & G Financial Corp. Class B	122,831	1,689
West Coast Bancorp	67,222	1,681
* World Acceptance Corp.	66,098	1,680
Saul Centers, Inc. REIT	46,587	1,677
* Sun Bancorp, Inc. (NJ)	79,369	1,674
* S1 Corp.	426,489	1,668
Sterling Financial Corp. (PA)	82,637	1,665
FBL Financial Group, Inc. Class A	55,555	1,664
Ashford Hospitality Trust REIT	154,585	1,663
* Triad Guaranty, Inc.	42,202	1,655
Presidential Life Corp.	91,824	1,653
Provident New York Bancorp, Inc.	141,276	1,649
First Bancorp (NC)	82,225	1,648
Simmons First National Corp.	57,465	1,639
MortgageIT Holdings Inc. REIT	114,707	1,631
Universal Health Realty Income REIT	48,794	1,622
* CNA Surety Corp.	113,090	1,608
* Cardinal Financial Corp.	165,404	1,596
Columbia Banking System, Inc.	60,695	1,592
* FPIC Insurance Group, Inc.	44,191	1,590
* Boykin Lodging Co. REIT	127,742	1,587
Sterling Bancorp	70,437	1,586
Digital Realty Trust, Inc.	88,020	1,584
Safety Insurance Group, Inc.	44,501	1,584
Extra Space Storage Inc. REIT	102,869	1,582
Anworth Mortgage Asset Corp. REIT	188,703	1,561
Cascade Bancorp	74,152	1,549
Bedford Property Investors, Inc. REIT	64,943	1,548
Midwest Banc Holdings, Inc.	66,924	1,547
Bristol West Holdings, Inc.	83,988	1,533
* Pinnacle Financial Partners, Inc.	60,383	1,520
Aames Investment Corp.	242,108	1,520
American Equity Investment Life Holding Co.	133,798	1,519
Union Bankshares Corp.	36,198	1,512
^ Odyssey Re Holdings Corp.	58,968	1,506
HomeBanc Corp. REIT	193,634	1,495
Lakeland Bancorp, Inc.	96,806	1,484
* eSPEED, Inc. Class A	195,521	1,482
First Source Corp.	63,814	1,477
* Navigators Group, Inc.	39,574	1,477
Yardville National Bancorp	41,735	1,471
WSFS Financial Corp.	24,848	1,463
Harleysville Group, Inc.	60,704	1,457
Government Properties Trust, Inc. REIT	147,715	1,448
* First Cash Financial Services, Inc.	54,842	1,443
Washington Trust Bancorp, Inc.	52,634	1,431
Luminent Mortgage Capital, Inc. REIT	187,371	1,415
Correctional Properties Trust REIT	48,022	1,412
PXRE Group Ltd.	104,060	1,401
* Virginia Commerce Bancorp, Inc.	51,552	1,396
* E-LOAN, Inc.	327,737	1,373
LSB Bancshares, Inc.	77,919	1,356
* ITLA Capital Corp.	25,774	1,353
Mercantile Bank Corp.	31,348	1,341
Univest Corp. of Pennsylvania	48,459	1,340
* Heritage Commerce Corp.	64,354	1,339
* Stifel Financial Corp.	37,074	1,331
TierOne Corp.	50,560	1,330
S.Y. Bancorp, Inc.	55,465	1,319
First State Bancorporation	61,668	1,307
* Capital Crossing Bank	37,482	1,302
Southwest Bancorp, Inc.	59,100	1,298
Gamco Investors Inc. Class A	28,236	1,295
* Electro Rent Corp.	102,383	1,288
Capital Lease Funding, Inc. REIT	124,182	1,285
Tompkins Trustco, Inc.	29,595	1,280
Interchange Financial Services Corp.	73,853	1,275
First Place Financial Corp.	57,464	1,274
Great Southern Bancorp, Inc.	42,416	1,269
Center Financial Corp.	53,751	1,263
ASTA Funding, Inc.	41,537	1,261
Summit Bancshares, Inc.	68,453	1,257
Seacoast Banking Corp. of Florida	53,543	1,255
Renasant Corp.	39,485	1,250
* Texas Capital Bancshares, Inc.	58,928	1,246
Omega Financial Corp.	44,408	1,245
TriCo Bancshares	56,773	1,222
Columbia Bancorp	29,785	1,197
First Busey Corp.	61,330	1,194
Affordable Residential Communities REIT	117,632	1,189
United Community Financial Corp.	105,086	1,179
Flushing Financial Corp.	71,860	1,176
American Campus Communities, Inc. REIT	48,900	1,175
North Valley Bancorp	68,521	1,172
German American Bancorp	86,672	1,171
* Hypercom Corp.	177,076	1,155
Clifton Savings Bancorp, Inc.	111,355	1,147
First of Long Island Corp.	25,605	1,137
Nara Bancorp, Inc.	75,870	1,134
* Encore Capital Group, Inc.	63,563	1,134
* Central Coast Bancorp	52,999	1,129
* Pacific Mercantile Bancorp	62,520	1,125
Rainier Pacific Financial Group Inc.	72,016	1,123
SWS Group, Inc.	67,917	1,114
* Republic First Bancorp, Inc.	89,942	1,112
Security Bank Corp.	44,452	1,106
Winston Hotels, Inc. REIT	110,573	1,106
* Banc Corp.	102,172	1,103
Bank of Granite Corp.	57,762	1,100
*^ Tarragon Realty Investors Inc. REIT	58,490	1,086
* PMA Capital Corp. Class A	123,264	1,082
ABC Bancorp	56,207	1,079
Arrow Financial Corp.	39,709	1,077
* Criimi Mae, Inc. REIT	62,165	1,070
* Western Sierra Bancorp	30,099	1,037
Berkshire Hills Bancorp, Inc.	30,340	1,032
Direct General Corp.	52,015	1,026
Placer Sierra Bancshares	37,327	1,025
CFS Bancorp, Inc.	76,183	1,021
Southside Bancshares, Inc.	53,625	1,019
BancFirst Corp.	11,980	1,018
Bimini Mortgage Management, Inc.	90,000	1,017
Peoples Bancorp, Inc.	36,635	1,012
Commercial Bankshares, Inc.	26,399	992
Newmil Bancorp, Inc.	34,412	992
CoBiz Inc.	53,257	991
Willow Grove Bancorp, Inc.	63,041	987
HMN Financial, Inc.	30,463	965
Horizon Financial Corp.	43,822	964
* United America Indemnity, Ltd.	52,202	958
OceanFirst Financial Corp.	39,389	951
* Community Bancorp	28,787	950
*^ Citizens, Inc.	143,711	923
Financial Institutions, Inc.	50,110	923
BancTrust Financial Group, Inc.	47,380	914
Lakeland Financial Corp.	22,036	911
* First Mariner Bancorp, Inc.	53,995	911
First Oak Brook Bancshares, Inc.	29,951	907
Pennfed Financial Services, Inc.	49,384	903
West Bancorporation	48,714	902
Macatawa Bank Corp.	26,369	902
State Financial Services Corp. Class A	24,667	901
Merchants Bancshares, Inc.	34,644	897
Camden National Corp.	23,755	895
* Tradestation Group Inc.	87,459	887
Capital Bank Corp.	58,724	885
Mainsource Financial Group, Inc.	49,297	874
Coastal Financial Corp.	57,959	871
Virginia Financial Group, Inc.	23,997	865
Sizeler Property Investors, Inc. REIT	70,885	861
Royal Bancshares of Pennsylvania, Inc.	38,461	859
Peapack Gladstone Financial Corp.	31,032	852
^ Smithtown Bancorp, Inc.	31,947	848
Farmers Capital Bank Corp.	27,224	843
* CyberSource Corp.	124,951	822
CityBank Lynnwood (WA)	23,963	820
Team Financial, Inc.	53,623	812
Monmouth Real Estate Investment Corp. REIT	98,769	809
Comm Bancorp, Inc.	20,483	808
Heritage Financial Corp.	33,195	803
MBT Financial Corp.	43,494	802
Baldwin & Lyons, Inc. Class B	31,990	801
Charter Financial Corp.	23,304	794
* Aether Holdings, Inc.	231,722	793
* Quanta Capital Holdings Ltd.	131,771	791
Sound Federal Bancorp Inc.	47,258	790
Republic Bancorp, Inc. Class A	37,573	786
* First Regional Bancorp	9,949	784
TF Financial Corp.	27,391	780
^ First South Bancorp, Inc.	23,396	779
Mission West Properties Inc. REIT	77,566	779
Greater Delaware Valley Savings Bank	28,476	769
Citizens South Banking Corp.	60,773	769
Associated Estates Realty Corp. REIT	78,257	767
* Rewards Network Inc.	112,062	765
LSB Corp.	45,320	759
Sanders Morris Harris Group Inc.	46,242	756
New York Mortgage Trust, Inc. REIT	100,600	751
FNB Corp. (VA)	27,069	749
Federal Agricultural Mortgage Corp. Class A	38,986	749
*^ First Acceptance Corp.	72,233	730
Eastern Virginia Bankshares, Inc.	36,209	713
Provident Financial Holdings, Inc.	25,159	706
One Liberty Properties, Inc. REIT	35,410	705
Citizens 1st Bancorp, Inc.	32,827	701
United Mobile Homes, Inc. REIT	44,073	699
Shore Bancshares, Inc.	21,689	698
BNP Residential Properties, Inc. REIT	48,569	697
* Carreker Corp.	97,799	690
Kite Realty Group Trust REIT	45,877	684
Habersham Bancorp	28,979	684
Bryn Mawr Bank Corp.	31,891	683
Foothill Independent Bancorp	32,079	678
Urstadt Biddle Properties Class A REIT	44,517	675
* Vesta Insurance Group, Inc.	330,508	671
*^ Bankrate, Inc.	24,455	671
Beverly Hills Bancorp Inc.	65,241	669
Donegal Group Inc.	30,547	663
Massbank Corp.	19,844	660
First Keystone Financial, Inc.	30,844	658
TIB Financial Corp.	21,077	655
American Land Lease, Inc. REIT	27,537	654
* United PanAm Financial Corp.	26,178	654
Medallion Financial Corp.	65,957	654
First Federal Bancshares of Arkansas, Inc.	27,638	652
* Marlin Business Services Inc.	28,160	649
* Ceres Group, Inc.	113,972	642
Taylor Capital Group, Inc.	16,800	635
BKF Capital Group, Inc.	20,513	634
First Community Bancshares, Inc.	21,607	634
Windrose Medical Properties Trust REIT	41,450	633
^ Community Bancorp Inc.	19,925	633
* Harris & Harris Group, Inc.	56,318	625
* Ampal-American Israel Corp.	160,611	622
Urstadt Biddle Properties REIT	37,652	605
Capital Title Group, Inc.	80,868	598
Rome Bancorp, Inc.	57,043	598
* The Bancorp Inc.	37,133	594
^ Vineyard National Bancorp Co.	19,903	588
First M&F Corp.	16,639	587
BWC Financial Corp.	20,600	584
* PRG-Schultz International, Inc.	193,271	582
State Bancorp, Inc.	32,355	580
Ames National Corp.	20,878	576
Codorus Valley Bancorp, Inc.	31,611	575
^ Pulaski Financial Corp.	32,267	571
Parkvale Financial Corp.	20,858	568
* Corillian Corp.	173,504	555
First Defiance Financial Corp.	20,093	551
Bancorp Rhode Island Inc.	15,000	550
^ Capstead Mortgage Corp. REIT	78,619	543
Oak Hill Financial, Inc.	18,089	543
Flag Financial Corp.	33,603	541
FNB Financial Services Corp.	30,373	535
Hersha Hospitality Trust REIT	53,895	535
Bay View Capital Corp.	34,666	531
NYMAGIC, Inc.	21,485	523
ESB Financial Corp.	44,097	523
Capital Southwest Corp.	6,100	520
Abington Community Bankcorp, Inc.	41,100	515
Investors Capital Holdings, Ltd.	132,295	515
Heartland Financial USA, Inc.	26,453	514
* BFC Financial Corp.	73,274	511
* Meadowbrook Insurance Group, Inc.	90,600	507
Greater Community Bancorp	34,002	502
National Health Realty Inc. REIT	25,688	499
^ Center Bancorp, Inc.	41,625	498
America First Apartment Investors, Inc. REIT	38,787	497
American Mortgage Acceptance Co. REIT	34,590	491
American National Bankshares Inc.	20,718	485
EMC Insurance Group, Inc.	26,888	485
Camco Financial Corp.	33,387	475
BRT Realty Trust REIT	19,885	465
First United Corp.	23,284	463
* The Enstar Group, Inc.	6,976	453
Tower Group, Inc.	29,845	451
Independence Holding Co.	24,725	450
Century Bancorp, Inc. Class A	14,407	450
Exchange National Bancshares, Inc.	15,521	440
^ LNB Bancorp, Inc.	25,850	437
GB&T Bancshares, Inc.	20,538	436
Home Federal Bancorp	16,642	420
Agree Realty Corp. REIT	14,864	420
* Newtek Business Services, Inc.	195,432	414
Synergy Financial Group, Inc.	33,374	411
Westfield Financial, Inc.	17,444	410
First Pactrust Bancorp	15,855	410
MutualFirst Financial Inc.	18,056	404
* First Union Real Estate REIT	89,364	402
Middleburg Financial Corp.	11,700	402
Sunset Financial Resources, Inc.	49,021	395
Commercial National Financial Corp.	19,800	394
AmeriVest Properties, Inc. REIT	94,211	382
* Primus Guaranty, Ltd.	34,903	380
Unity Bancorp, Inc.	28,925	377
* Consumer Portfolio Services, Inc.	75,094	375
* CCC Information Services Group	13,995	366
Jefferson Bancshares, Inc.	27,693	358
FNB Corp. (NC)	18,839	355
Horizon Bancorp Indiana	12,900	343
* TheStreet.com, Inc.	81,704	342
Gladstone Commercial Corp. REIT	19,850	331
Pamrapo Bancorp, Inc.	15,272	323
Investors Title Co.	8,181	321
Crawford & Co. Class B	40,633	318
* Intersections Inc.	26,228	313
SCBT Financial Corp.	9,915	313
Ameriana Bancorp	22,307	312
* Ameriserv Financial Inc.	70,252	306
^ Cavalry Bancorp, Inc.	14,635	291
First Fed Bankshares Inc.	14,500	282
* American Independence Corp.	22,425	277
Leesport Financial Corp.	12,142	276
Wainwright Bank & Trust Co.	26,428	275
* Collegiate Funding Services, Inc.	18,265	271
Wayne Savings Bancshares, Inc.	17,451	262
* Horizon Group Properties, Inc. REIT	48,293	258
Northern States Financial Corp.	10,458	252
Donegal Group Inc.	13,869	250
HopFed Bancorp, Inc.	15,080	238
Hingham Institution for Savings	5,500	225
Cheviot Financial Corp.	19,500	222
* Willis Lease Finance Corp.	21,560	215
Atlantic Realty Trust Inc.	9,400	214
Abigail Adams National Bancorp., Inc.	13,598	211
Brooke Corp.	14,600	204
Hanover Capital Mortgage Holdings, Inc. REIT	26,785	196
K-Fed Bancorp	15,311	191
Crescent Banking Co.	5,744	191
Delta Financial Corp.	26,100	191
NorthStar Realty Finance Corp. REIT	19,958	187
ECB Bancorp, Inc.	6,300	184
Origen Financial, Inc. REIT	24,178	183
Norwood Financial Corp.	5,801	179
* PremierWest Bancorp	11,679	176
Cohen & Steers, Inc.	8,817	176
* Transcontinental Realty Investors, Inc. REIT	8,900	176
ProCentury Corp.	16,768	172
United Security Bancshares, Inc.	6,200	170
Greene County Bancshares	6,400	166
United Financial Corp.	6,505	163
* MCF Corp.	153,673	160
California National Bancorp	12,207	159
* KMG America Corp.	19,310	154
Vail Banks Inc.	10,907	153
Penns Woods Bancorp, Inc.	3,300	149
First Albany Cos. Inc.	22,600	147
Atlantic Coast Federal Corp.	10,473	146
National Bankshares, Inc.	3,000	141
BCSB Bankcorp, Inc.	10,082	137
Meta Financial Group, Inc.	7,210	136
The Washington Savings Bank	14,900	136
* Financial Industries Corp.	15,049	116
^ Colony Bankcorp, Inc.	4,276	116
NBC Capital Corp.	4,600	115
Southern Community Financial Corp.	12,391	114
Merchants Group, Inc.	4,000	107
First Federal Bancshares	4,300	89
* Huron Consulting Group Inc.	3,100	83
PMC Commercial Trust REIT	5,400	73
Ziegler Cos., Inc.	3,132	62
Columbia Bancorp (OR)	2,500	53
First National Lincoln Corp.	2,600	50
* Pennsylvania Commerce Bancorp, Inc.	1,314	47
Firstbank Corp.	1,700	43
Federal Agricultural Mortgage Corp. Class C	1,148	28
Yadkin Valley Bank and Trust Co.	2,000	27
* Credit Acceptance Corp.	1,204	17
Burnham Pacific Properties, Inc. REIT	102,335	13
NASB Financial Inc.	317	13

		13,677,624

Health Care (12.7%)
Johnson & Johnson	13,520,992	855,608
Pfizer Inc.	33,809,176	844,215
* Amgen, Inc.	5,628,145	448,394
UnitedHealth Group Inc.	5,945,364	334,129
Abbott Laboratories	7,052,649	299,032
Medtronic, Inc.	5,501,565	294,994
Wyeth	6,088,224	281,702
Merck & Co., Inc.	10,023,214	272,732
Eli Lilly & Co.	4,640,150	248,341
Bristol-Myers Squibb Co.	8,889,656	213,885
* WellPoint Inc.	2,733,241	207,234
* Genentech, Inc.	2,163,215	182,164
Schering-Plough Corp.	6,712,393	141,296
Cardinal Health, Inc.	1,949,128	123,653
Aetna Inc.	1,321,063	113,796
Baxter International, Inc.	2,825,656	112,659
Guidant Corp.	1,479,110	101,896
* Caremark Rx, Inc.	2,037,774	101,746
* Gilead Sciences, Inc.	2,055,873	100,244
HCA Inc.	1,816,663	87,054
* Genzyme Corp.-General Division	1,147,417	82,201
* Zimmer Holdings, Inc.	1,124,360	77,457
* St. Jude Medical, Inc.	1,648,597	77,154
* Medco Health Solutions, Inc.	1,385,605	75,973
* Boston Scientific Corp.	2,845,965	66,510
* Forest Laboratories, Inc.	1,598,928	62,310
* Biogen Idec Inc.	1,567,585	61,888
McKesson Corp.	1,296,376	61,513
Becton, Dickinson & Co.	1,150,713	60,332
Stryker Corp.	1,192,021	58,922
Allergan, Inc.	611,025	55,982
* Coventry Health Care Inc.	489,005	42,064
* Celgene Corp.	760,109	41,289
Quest Diagnostics, Inc.	784,541	39,651
* MedImmune Inc.	1,128,768	37,983
Biomet, Inc.	1,089,132	37,804
AmerisourceBergen Corp.	476,687	36,848
* Express Scripts Inc.	575,099	35,771
* Humana Inc.	701,184	33,573
* PacifiCare Health Systems, Inc.	397,571	31,718
C.R. Bard, Inc.	479,264	31,646
* Laboratory Corp. of America Holdings	614,721	29,943
* Sepracor Inc.	477,938	28,194
* Hospira, Inc.	686,984	28,146
Omnicare, Inc.	479,040	26,936
Health Management Associates Class A	1,128,012	26,474
IMS Health, Inc.	1,034,119	26,029
* Health Net Inc.	512,931	24,272
* Tenet Healthcare Corp.	2,139,624	24,028
* Varian Medical Systems, Inc.	604,247	23,874
* IVAX Corp.	903,165	23,807
* Barr Pharmaceuticals Inc.	423,898	23,281
* Chiron Corp.	513,700	22,408
* DaVita, Inc.	456,957	21,052
Bausch & Lomb, Inc.	243,499	19,646
Mylan Laboratories, Inc.	999,322	19,247
* Patterson Cos	471,534	18,876
DENTSPLY International Inc.	349,313	18,870
* Lincare Holdings, Inc.	451,117	18,518
* Invitrogen Corp.	238,273	17,925
* Triad Hospitals, Inc.	391,104	17,705
* Watson Pharmaceuticals, Inc.	476,131	17,431
* King Pharmaceuticals, Inc.	1,106,414	17,017
* Henry Schein, Inc.	396,581	16,902
* Community Health Systems, Inc.	407,462	15,814
* WebMD Corp.	1,382,549	15,319
Beckman Coulter, Inc.	281,409	15,190
Manor Care, Inc.	394,163	15,140
*^ Amylin Pharmaceuticals, Inc.	428,022	14,891
* Renal Care Group, Inc.	311,493	14,740
Cooper Cos., Inc.	190,262	14,576
* Millipore Corp.	228,374	14,362
* Cytyc Corp.	520,904	13,986
* Covance, Inc.	286,678	13,758
* Respironics, Inc.	325,258	13,719
* Pharmaceutical Product Development, Inc.	234,585	13,491
Dade Behring Holdings Inc.	365,770	13,409
* Affymetrix, Inc.	288,341	13,330
* Millennium Pharmaceuticals, Inc.	1,402,742	13,088
* ResMed Inc.	160,690	12,799
* Charles River Laboratories, Inc.	289,517	12,629
* Inamed Corp.	165,619	12,534
* Cephalon, Inc.	267,917	12,437
* Protein Design Labs, Inc.	434,171	12,157
* Edwards Lifesciences Corp.	273,506	12,146
Universal Health Services Class B	249,848	11,900
* Cerner Corp.	135,761	11,802
* Gen-Probe Inc.	230,446	11,396
* Advanced Medical Optics, Inc.	298,610	11,332
* Intuitive Surgical, Inc.	151,860	11,130
* Stericycle, Inc.	192,605	11,007
* Kinetic Concepts, Inc.	191,464	10,875
Mentor Corp.	185,496	10,204
* IDEXX Laboratories Corp.	150,870	10,090
* ImClone Systems, Inc.	307,621	9,675
* LifePoint Hospitals, Inc.	220,345	9,636
* Vertex Pharmaceuticals, Inc.	427,776	9,561
* Techne Corp.	167,082	9,520
* VCA Antech, Inc.	357,265	9,117
Valeant Pharmaceuticals International	426,663	8,567
* Neurocrine Biosciences, Inc.	167,470	8,238
* Endo Pharmaceuticals Holdings, Inc.	306,504	8,174
* MGI Pharma, Inc.	349,375	8,144
^ Medicis Pharmaceutical Corp.	247,790	8,068
* Pediatrix Medical Group, Inc.	104,851	8,055
* ICOS Corp.	280,695	7,753
* United Surgical Partners International, Inc.	197,573	7,727
* Sybron Dental Specialties, Inc.	185,491	7,713
* Sierra Health Services, Inc.	111,795	7,699
STERIS Corp.	316,405	7,527
* Human Genome Sciences, Inc.	538,684	7,321
* Apria Healthcare Group Inc.	227,857	7,271
* Alkermes, Inc.	417,193	7,009
* United Therapeutics Corp.	98,361	6,866
*^ OSI Pharmaceuticals, Inc.	233,325	6,822
* Nektar Therapeutics	395,966	6,712
* Beverly Enterprises, Inc.	502,535	6,156
* American Healthways Inc.	144,121	6,111
* Psychiatric Solutions, Inc.	112,398	6,095
* American Medical Systems Holdings, Inc.	289,317	5,830
* Hologic, Inc.	100,873	5,825
* Ventana Medical Systems, Inc.	150,978	5,748
* Immucor Inc.	207,659	5,698
* Kyphon Inc.	129,279	5,681
* Haemonetics Corp.	119,254	5,668
* Kos Pharmaceuticals, Inc.	84,470	5,654
Invacare Corp.	134,538	5,606
* The Medicines Co.	242,684	5,584
* Sunrise Senior Living, Inc.	82,702	5,520
Owens & Minor, Inc. Holding Co.	184,195	5,406
* CV Therapeutics, Inc.	200,273	5,357
Perrigo Co.	373,294	5,342
Diagnostic Products Corp.	100,512	5,300
* Kindred Healthcare, Inc.	177,705	5,296
* Andrx Group	334,933	5,168
*^ Martek Biosciences Corp.	146,881	5,160
* Centene Corp.	196,037	4,907
* Abgenix, Inc.	370,997	4,704
Alpharma, Inc. Class A	188,229	4,681
* WellCare Health Plans Inc.	125,279	4,642
* Priority Healthcare Corp. Class B	163,480	4,555
* AMERIGROUP Corp.	235,576	4,504
* Cubist Pharmaceuticals, Inc.	206,392	4,446
* Magellan Health Services, Inc.	124,605	4,380
* Par Pharmaceutical Cos. Inc.	162,919	4,337
* American Pharmaceuticals Partners, Inc.	94,206	4,301
* Per-Se Technologies, Inc.	205,781	4,251
* Biosite Inc.	68,136	4,215
* Advanced Neuromodulation Systems, Inc.	88,436	4,197
* Applera Corp.-Celera Genomics Group	340,723	4,133
* Bio-Rad Laboratories, Inc. Class A	75,001	4,124
* Medarex, Inc.	425,947	4,055
* IDX Systems Corp.	93,063	4,018
West Pharmaceutical Services, Inc.	132,017	3,917
* Thoratec Corp.	215,211	3,822
* ArthroCare Corp.	94,716	3,810
* Alexion Pharmaceuticals, Inc.	137,339	3,802
* PSS World Medical, Inc.	284,833	3,800
* AmSurg Corp.	138,672	3,794
PolyMedica Corp.	107,721	3,764
* Onyx Pharmaceuticals, Inc.	149,928	3,745
* Telik, Inc.	222,015	3,632
* Nabi Biopharmaceuticals	270,450	3,543
* CONMED Corp.	125,564	3,501
*^ Cyberonics, Inc.	115,062	3,433
* SFBC International, Inc.	75,474	3,350
* American Retirement Corp.	176,719	3,328
* Viasys Healthcare Inc.	131,803	3,294
* LabOne, Inc.	75,154	3,269
* Salix Pharmaceuticals, Ltd.	152,573	3,242
* Eclipsys Corp.	176,474	3,148
* Serologicals Corp.	139,020	3,136
*^ Allscripts Healthcare Solutions, Inc.	172,007	3,100
* Wright Medical Group, Inc.	125,034	3,086
* eResearch Technology, Inc.	216,890	3,078
* Encysive Pharmaceuticals, Inc.	259,908	3,062
* Myriad Genetics, Inc.	136,275	2,979
*^ Geron Corp.	289,315	2,971
* Integra LifeSciences Holdings	77,610	2,969
* K-V Pharmaceutical Co. Class A	165,719	2,945
* AtheroGenics, Inc.	180,473	2,893
* BioMarin Pharmaceutical Inc.	325,347	2,840
* Genesis Healthcare Corp.	69,586	2,806
* LifeCell Corp.	126,370	2,733
* Exelixis, Inc.	354,296	2,717
* DJ Orthopedics Inc.	93,848	2,716
* Connetics Corp.	156,889	2,653
* Greatbatch, Inc.	95,907	2,632
* Odyssey Healthcare, Inc.	154,168	2,616
Analogic Corp.	51,535	2,598
*^ SurModics, Inc.	66,820	2,585
*^ Laserscope	89,019	2,509
Arrow International, Inc.	87,672	2,472
*^ Amedisys Inc.	63,283	2,468
* First Horizon Pharmaceutical Corp.	123,851	2,461
* Matria Healthcare, Inc.	65,189	2,461
* Eyetech Pharmaceuticals Inc.	137,002	2,461
* Chattem, Inc.	69,221	2,457
LCA-Vision Inc.	66,039	2,451
*^ Dendreon Corp.	364,951	2,449
* VaxGen, Inc.	167,583	2,430
* Zymogenetics, Inc.	146,525	2,418
* Rigel Pharmaceuticals, Inc.	99,674	2,369
* Symmetry Medical Inc.	98,315	2,330
*^ StemCells, Inc.	421,631	2,327
* Myogen, Inc.	98,231	2,308
* PAREXEL International Corp.	113,662	2,283
* Pharmion Corp.	104,684	2,283
* Keryx Biopharmaceuticals, Inc.	138,050	2,176
Quality Systems, Inc.	30,964	2,139
* NPS Pharmaceuticals Inc.	209,683	2,120
* ViroPharma Inc.	100,466	2,090
Healthcare Services Group, Inc.	106,578	2,052
*^ Foxhollow Technologies Inc.	43,000	2,047
* Merit Medical Systems, Inc.	115,019	2,040
* InterMune Inc.	121,701	2,014
* ARIAD Pharmaceuticals, Inc.	270,647	2,011
* Adolor Corp.	187,328	2,001
* Digene Corp.	69,738	1,988
*^ SuperGen, Inc.	307,072	1,935
* SonoSite, Inc.	65,168	1,934
Landauer, Inc.	39,435	1,932
* deCODE genetics, Inc.	223,580	1,876
* Aastrom Biosciences, Inc.	785,754	1,847
* Aspect Medical Systems, Inc.	61,028	1,808
* Gentiva Health Services, Inc.	99,785	1,808
* Momenta Pharmaceuticals, Inc.	66,208	1,804
* Illumina, Inc.	140,145	1,795
* Quidel Corp.	189,036	1,788
* PRA International	58,561	1,775
* Enzo Biochem, Inc.	115,260	1,770
* Tanox, Inc.	118,609	1,738
Datascope Corp.	55,796	1,731
* Conor Medsystems, Inc.	73,545	1,728
* OraSure Technologies, Inc.	178,344	1,682
* Molecular Devices Corp.	80,155	1,674
* Inspire Pharmaceuticals, Inc.	217,200	1,651
* Accelrys Inc.	242,714	1,641
* Nuvelo, Inc.	169,187	1,624
* Regeneron Pharmaceuticals, Inc.	166,574	1,581
* Radiation Therapy Services, Inc.	49,501	1,577
* Palomar Medical Technologies, Inc.	59,795	1,568
* Incyte Corp.	330,684	1,554
Meridian Bioscience Inc.	74,826	1,549
* ICU Medical, Inc.	53,449	1,537
* Inverness Medical Innovations, Inc.	57,871	1,535
* Molina Healthcare Inc.	60,765	1,519
*^ Isis Pharmaceuticals, Inc.	298,580	1,508
* Bruker BioSciences Corp.	338,524	1,483
* Penwest Pharmaceuticals Co.	84,343	1,479
* RehabCare Group, Inc.	71,732	1,472
* Noven Pharmaceuticals, Inc.	102,474	1,435
* Spectranetics Corp.	152,123	1,431
* Progenics Pharmaceuticals, Inc.	59,640	1,414
* Diversa Corp.	242,644	1,405
* Genta Inc.	936,019	1,404
* ImmunoGen, Inc.	189,149	1,388
*^ Cell Therapeutics, Inc.	483,309	1,382
* Kensey Nash Corp.	45,010	1,380
Option Care, Inc.	92,248	1,351
* SciClone Pharmaceuticals, Inc.	238,985	1,348
* Avanir Pharmaceuticals Class A	434,835	1,344
Vital Signs, Inc.	28,856	1,330
* HealthTronics Surgical Services, Inc.	133,353	1,328
* Discovery Laboratories, Inc.	205,653	1,326
*^ Northfield Laboratories, Inc.	102,571	1,323
* Kendle International Inc.	46,638	1,312
* Conceptus, Inc.	113,048	1,311
* Symbion, Inc.	50,536	1,307
*^ Indevus Pharmaceuticals, Inc.	453,528	1,306
*^ Durect Corp.	190,525	1,305
* Cepheid, Inc.	174,508	1,290
* Enzon Pharmaceuticals, Inc.	194,237	1,288
*^ Align Technology, Inc.	190,254	1,279
* Vion Pharmaceuticals, Inc.	584,263	1,268
* Arena Pharmaceuticals, Inc.	125,972	1,247
*^ I-Flow Corp.	90,264	1,238
* Pain Therapeutics, Inc.	196,344	1,235
*^ Renovis, Inc.	89,901	1,216
* Res-Care, Inc.	78,131	1,202
*^ XOMA Ltd.	675,640	1,189
* STAAR Surgical Co.	213,827	1,178
* BioScrip Inc.	180,270	1,172
* NMT Medical, Inc.	106,184	1,170
*^ NitroMed, Inc.	64,766	1,166
* Array BioPharma Inc.	161,667	1,161
* Albany Molecular Research, Inc.	93,051	1,133
^ BioLase Technology, Inc.	158,177	1,128
* Trimeris, Inc.	73,352	1,125
* Regeneration Technologies, Inc.	135,250	1,105
* Luminex Corp.	109,822	1,103
* Monogram Biosciences, Inc.	465,659	1,094
* Pozen Inc.	99,283	1,091
Hooper Holmes, Inc.	276,688	1,087
* Zoll Medical Corp.	40,970	1,075
* US Physical Therapy, Inc.	59,098	1,073
* Bentley Pharmaceuticals, Inc.	89,302	1,067
*^ Cell Genesys, Inc.	194,634	1,067
* Nastech Pharmaceutical Co., Inc.	75,061	1,061
* Candela Corp.	105,948	1,040
* VistaCare, Inc.	71,833	1,039
* DOV Pharmaceutical, Inc.	60,962	1,035
* Omnicell, Inc.	105,081	1,022
*^ Idenix Pharmaceuticals Inc.	40,584	1,019
* NeoPharm, Inc.	81,474	1,010
* Savient Pharmaceuticals Inc.	266,448	1,005
* Horizon Health Corp.	36,810	1,000
* Animas Corp.	63,509	997
* Abaxis, Inc.	76,063	993
* InKine Pharmaceutical Co., Inc.	266,609	973
* Exactech, Inc.	65,666	972
* Curis, Inc.	209,437	961
* Cerus Corp.	108,408	961
Computer Programs and Systems, Inc.	27,775	959
* IRIS International, Inc.	51,938	958
* TriPath Imaging, Inc.	135,438	956
* MedCath Corp.	39,892	947
* Anadys Pharmaceuticals Inc.	88,739	947
* Cantel Medical Corp.	44,992	947
Young Innovations, Inc.	23,744	899
*^ CuraGen Corp.	180,454	893
* Lexicon Genetics Inc.	221,272	881
* Embrex, Inc.	77,348	876
*^ OCA Inc.	582,946	874
* Possis Medical Inc.	77,888	854
* CardioDynamics International Corp.	621,228	839
* Bioenvision, Inc.	104,180	837
* Maxygen Inc.	100,482	833
* Orchid Cellmark, Inc.	97,930	832
*^ AVI BioPharma, Inc.	306,610	809
National Healthcare Corp.	23,116	809
* HMS Holdings Corp.	115,336	799
* EPIX Pharmaceuticals, Inc.	103,710	799
* Allied Healthcare International Inc.	141,053	797
* Pharmacyclics, Inc.	87,236	787
* DepoMed, Inc.	120,930	784
* Guilford Pharmaceuticals, Inc.	213,728	780
* Hi-Tech Pharmacal Co., Inc.	25,897	779
* Neogen Corp.	43,247	778
* Caliper Life Sciences, Inc.	109,960	773
* Strategic Diagnostics Inc.	185,800	762
Psychemedics Corp.	55,937	761
* Tercica, Inc.	66,703	752
*^ Oscient Pharmaceuticals	354,870	752
* ABIOMED, Inc.	74,617	751
* America Service Group Inc.	45,206	750
* Vivus, Inc.	208,729	749
*^ Peregrine Pharmaceuticals, Inc.	737,278	737
*^ Bradley Pharmaceuticals, Inc.	67,323	735
* Anika Resh Inc.	61,676	729
* CorVel Corp.	30,426	729
* Hanger Orthopedic Group, Inc.	94,386	727
* Columbia Laboratories Inc.	187,323	704
* Cypress Bioscience, Inc.	130,034	703
* Gene Logic Inc.	143,816	703
* Vical, Inc.	141,750	697
* Encore Medical Corp.	147,755	694
* Cholestech Corp.	67,434	680
*^ Vascular Solutions, Inc.	67,599	669
Cardiac Science Corp.	62,131	666
* Seattle Genetics, Inc.	126,374	663
* Medical Action Industries Inc.	38,608	663
* Third Wave Technologies	133,438	661
* Neurogen Corp.	94,515	650
*^ Antigenics, Inc.	119,380	647
* Vital Images, Inc.	28,981	645
* Emeritus Corp.	37,563	644
* CryoLife Inc.	92,558	643
* Orthologic Corp.	166,974	640
* New River Pharmaceuticals Inc.	13,059	626
* Lifecore Biomedical Inc.	50,926	616
* Kosan Biosciences, Inc.	83,648	608
* ThermoGenesis Corp.	114,205	605
*^ Nanogen, Inc.	187,589	602
* Air Methods Corp.	52,940	599
* SeraCare Life Sciences, Inc.	33,427	594
* BioCryst Pharmaceuticals, Inc.	60,652	593
* Nuvasive, Inc.	31,327	587
* Dyax Corp.	104,275	583
* Alliance Imaging, Inc.	66,960	573
*^ Genitope Corp.	82,332	571
* Orthovita, Inc.	133,209	570
* Collagenex Pharmaceuticals, Inc.	57,319	569
* Bio-Reference Laboratories, Inc.	32,845	568
*^ Microvision, Inc.	95,049	561
* Q-Med, Inc.	42,785	537
* PhotoMedex, Inc.	254,652	530
*^ Genaera Corp.	270,116	518
* Rochester Medical Corp.	54,478	510
* Synovis Life Technologies, Inc.	46,466	500
*^ Neurobiological Technologies, Inc.	129,020	492
* Specialty Laboratories, Inc.	37,066	490
* Cutera, Inc.	18,900	490
*^ Immtech International, Inc.	40,617	474
* Osteotech, Inc.	82,401	472
* National Dentex Corp.	22,875	471
* Rita Medical Systems, Inc.	132,038	470
* Palatin Technologies, Inc.	202,246	465
* Natus Medical Inc.	38,024	463
* National Medical Health Card Systems, Inc.	16,579	458
* Cytokinetics, Inc.	56,205	458
* Angiodynamics Inc.	21,632	454
* Barrier Therapeutics Inc.	53,496	449
* Santarus Inc.	71,777	446
* Microtek Medical Holdings, Inc.	118,895	441
*^ Hollis-Eden Pharmaceuticals, Inc.	68,862	440
*^ Introgen Therapeutics, Inc.	82,507	431
* Somanetics Corp.	17,143	429
Utah Medical Products, Inc.	17,516	428
* Neose Technologies, Inc.	180,480	424
* Biosource International Inc.	33,400	421
* GenVec, Inc.	201,008	414
*^ Immunomedics Inc.	203,128	410
*^ EntreMed, Inc.	171,263	409
* Advanced Magnetics, Inc.	41,777	405
* DUSA Pharmaceuticals, Inc.	38,027	403
* SONUS Pharmaceuticals, Inc.	94,833	403
* Zila, Inc.	115,348	403
* Theragenics Corp.	134,436	397
* Sonic Innovations, Inc.	89,207	395
* Repligen Corp.	125,834	393
*^ Oxigene, Inc.	74,182	391
* American Dental Partners, Inc.	11,334	384
* ArQule, Inc.	47,512	372
* Capital Senior Living Corp.	44,500	372
* Emisphere Technologies, Inc.	81,741	368
*^ Continucare Corp.	143,621	368
* AVANT Immunotherapeutics, Inc.	281,976	367
* Alnylam Pharmaceuticals Inc.	32,200	364
* Maxim Pharmaceuticals, Inc.	269,831	362
* Radiologix Inc.	95,328	349
* Fonar Corp.	322,533	348
*^ Sirna Therapeutics, Inc.	79,061	348
*^ Titan Pharmaceuticals, Inc.	194,772	345
*^ Ista Pharmaceuticals Inc.	51,241	340
* Sangamo BioSciences, Inc.	77,201	339
* Pediatric Services of America	22,810	319
* Micro Therapeutics, Inc.	56,956	318
* Endologix, Inc.	62,065	315
* Harvard Bioscience, Inc.	96,632	295
* SRI/Surgical Express, Inc.	45,628	288
* E-Z-EM, Inc.	19,765	280
* Matrixx Initiatives, Inc.	19,508	277
*^ CYTOGEN Corp.	68,387	276
*^ Novavax, Inc.	148,917	261
* Novoste Corp.	414,295	257
*^ Digital Angel Corp.	82,585	257
* Allos Therapeutics Inc.	105,032	256
* Monogram Biosciences, Inc. Rights Exp. 6/13/06	700,738	252
* GTx, Inc.	26,976	251
*^ Corcept Therapeutics Inc.	49,782	249
*^ La Jolla Pharmaceutical Co.	322,314	245
* Axonyx Inc.	210,898	243
* BioSphere Medical Inc.	41,105	234
* Avigen, Inc.	82,205	229
* Retractable Technologies, Inc.	48,709	223
*^ Aradigm Corp.	205,819	220
*^ Inhibitex Inc.	21,180	216
*^ GTC Biotherapeutics, Inc.	152,554	212
*^ Aksys, Ltd.	95,690	202
* Targeted Genetics Corp.	287,783	196
* Pharmacopeia Drug Discovery	54,102	194
* Acusphere, Inc.	34,850	192
* Discovery Partners International	57,693	186
* Dynavax Technologies Corp.	27,569	185
* Adeza Biomedical Corp.	10,500	183
*^ Insmed Inc.	134,261	180
*^ ATS Medical, Inc.	48,565	180
*^ Ciphergen Biosystems, Inc.	96,507	179
*^ Lipid Sciences, Inc.	60,089	178
* Stratagene Holding Corp.	19,265	174
* Exact Sciences Corp.	92,728	169
* Immunicon Corp.	42,862	168
* Caraco Pharmaceutical Laboratories, Ltd.	18,946	165
*^ Critical Therapeutics, Inc.	16,490	155
*^ Hemispherx Biopharma, Inc.	91,300	155
*^ CancerVax Corp.	44,933	155
* Proxymed Pharmacy, Inc.	30,375	154
* Sequenom, Inc.	158,295	152
* Bioject Medical Technologies Inc.	86,720	147
* NexMed, Inc.	92,258	147
* Acadia Pharmaceuticals Inc.	12,233	139
* BioSante Pharmaceuticals, Inc.	41,441	139
* Digirad Corp.	27,668	134
* IVAX Diagnostics, Inc.	33,415	129
* Lannett Co., Inc.	23,800	123
* Matritech Inc.	188,401	119
* Daxor Corp.	7,700	117
*^ The Quigley Corp.	12,502	113
* Isolagen Inc.	67,504	111
*^ Aphton Corp.	170,588	109
* Mediware Information Systems, Inc.	13,492	107
* PRAECIS Pharmaceuticals Inc.	217,662	100
*^ Clarient, Inc.	59,360	96
*^ Acacia Research - CombiMatrix Tracking Stock	55,659	92
* Paincare Holdings Inc.	24,400	92
*^ Memory Pharmaceuticals Corp.	30,850	84
*^ Alteon, Inc.	255,509	77
* Pharmos Corp.	33,376	71
* North American Scientific, Inc.	23,814	63
*^ Curative Health Services, Inc.	53,750	52
* I-trax, Inc.	39,700	52
* Transgenomic, Inc.	51,607	52
* IntraLase Corp.	3,400	50
*^ Biopure Corp. Class A	43,681	49
* Cellegy Pharmaceuticals, Inc.	31,250	46
* Advancis Pharmaceutical Corp.	23,394	33
*^ PharmaNetics, Inc.	131,664	31
* Integrated Biopharma, Inc.	13,700	28
* Genelabs Technologies, Inc.	17,600	11
* Celsion Corp.	29,088	10
*^ BriteSmile, Inc.	10,209	10
* Heska Corp.	8,700	8
* Vasomedical, Inc.	13,000	7
* Pure Bioscience	6,829	6
* NeoRx Corp.	6,110	6
*^ The Med-Design Corp.	3,600	2
* Panacos Pharmaceuticals Inc.	93	1
* SpectRx, Inc.	1,000	-

		8,136,122

Integrated Oils (5.1%)
ExxonMobil Corp.	28,945,485	1,839,196
Chevron Corp.	10,304,585	667,016
ConocoPhillips Co.	6,011,419	420,258
Occidental Petroleum Corp.	1,812,278	154,823
Marathon Oil Corp.	1,653,698	113,989
Amerada Hess Corp.	378,199	52,002
Murphy Oil Corp.	754,032	37,604
* KCS Energy, Inc.	233,424	6,426
*^ Delta Petroleum Corp.	186,366	3,876
* Giant Industries, Inc.	58,820	3,443
* Vaalco Energy, Inc.	102,568	414

		3,299,047

Other Energy (4.6%)
Schlumberger Ltd.	2,680,281	226,162
Halliburton Co.	2,300,287	157,616
Valero Energy Corp.	1,321,417	149,399
Burlington Resources, Inc.	1,754,340	142,663
Devon Energy Corp.	2,039,259	139,975
Apache Corp.	1,492,695	112,281
Anadarko Petroleum Corp.	1,073,018	102,741
Baker Hughes, Inc.	1,541,683	92,008
* Transocean Inc.	1,484,193	90,996
EOG Resources, Inc.	1,088,235	81,509
XTO Energy, Inc.	1,562,061	70,793
Williams Cos., Inc.	2,596,909	65,053
Chesapeake Energy Corp.	1,457,406	55,746
BJ Services Co.	1,476,220	53,129
* Nabors Industries, Inc.	720,271	51,737
* National Oilwell Varco Inc.	783,394	51,547
Peabody Energy Corp.	594,918	50,181
Kerr-McGee Corp.	505,571	49,096
Sunoco, Inc.	627,814	49,095
GlobalSantaFe Corp.	1,035,898	47,258
* Weatherford International Ltd.	638,668	43,851
Noble Corp.	617,951	42,305
El Paso Corp.	3,007,822	41,809
* Ultra Petroleum Corp.	685,723	39,004
Noble Energy, Inc.	791,604	37,126
Pioneer Natural Resources Co.	656,708	36,066
Smith International, Inc.	967,894	32,241
ENSCO International, Inc.	691,222	32,204
CONSOL Energy, Inc.	416,189	31,743
Patterson-UTI Energy, Inc.	736,909	26,588
* Newfield Exploration Co.	538,770	26,454
* Grant Prideco, Inc.	569,032	23,131
* Reliant Energy, Inc.	1,373,590	21,208
Tesoro Petroleum Corp.	310,399	20,871
Equitable Resources, Inc.	530,746	20,731
* Pride International, Inc.	725,554	20,686
Arch Coal, Inc.	288,925	19,502
* Cooper Cameron Corp.	252,234	18,648
Diamond Offshore Drilling, Inc.	293,639	17,985
Massey Energy Co.	351,149	17,933
Rowan Cos., Inc.	495,094	17,571
* NRG Energy, Inc.	397,306	16,925
*^ Cimarex Energy Co.	372,982	16,907
Pogo Producing Co.	278,545	16,417
Range Resources Corp.	392,555	15,157
* Plains Exploration & Production Co.	336,137	14,393
Helmerich & Payne, Inc.	234,317	14,150
* Denbury Resources, Inc.	260,414	13,135
* Forest Oil Corp.	249,531	13,001
* FMC Technologies Inc.	299,261	12,602
Vintage Petroleum, Inc.	259,848	11,865
Todco Class A	277,054	11,556
Cabot Oil & Gas Corp.	225,227	11,376
* Cal Dive International, Inc.	169,462	10,746
Frontier Oil Corp.	240,078	10,647
* Unit Corp.	180,886	9,999
*^ Cheniere Energy, Inc.	235,469	9,739
St. Mary Land & Exploration Co.	263,303	9,637
* Quicksilver Resources, Inc.	193,410	9,243
* Houston Exploration Co.	130,416	8,770
* Spinnaker Exploration Co.	124,224	8,036
* Encore Acquisition Co.	191,137	7,426
* Superior Energy Services, Inc.	321,148	7,415
* Grey Wolf, Inc.	841,756	7,096
* Whiting Petroleum Corp.	160,545	7,038
* Stone Energy Corp.	110,654	6,754
* Global Industries Ltd.	451,892	6,661
Foundation Coal Holdings, Inc.	172,695	6,640
*^ Calpine Corp.	2,479,110	6,421
* Oceaneering International, Inc.	118,556	6,332
* Hydrill Co.	90,750	6,229
Holly Corp.	96,853	6,197
* Comstock Resources, Inc.	187,853	6,163
* SEACOR Holdings Inc.	81,709	5,930
* Swift Energy Co.	129,546	5,927
* Dynegy, Inc.	1,242,350	5,851
* Veritas DGC Inc.	157,535	5,769
* Energy Partners, Ltd.	181,374	5,662
* Hanover Compressor Co.	399,455	5,536
Berry Petroleum Class A	82,052	5,472
CARBO Ceramics Inc.	82,283	5,430
* Atwood Oceanics, Inc.	62,961	5,302
Penn Virginia Corp.	81,646	4,712
* Bill Barrett Corp.	126,439	4,656
* TETRA Technologies, Inc.	146,833	4,584
* W-H Energy Services, Inc.	138,036	4,475
* Oil States International, Inc.	119,198	4,328
* Remington Oil & Gas Corp.	98,715	4,097
* Petrohawk Energy Corp.	278,883	4,019
* Parker Drilling Co.	432,682	4,011
*^ KFX, Inc.	233,092	3,991
*^ ATP Oil & Gas Corp.	108,087	3,550
* Hornbeck Offshore Services, Inc.	92,436	3,386
* Newpark Resources, Inc.	372,671	3,138
* Core Laboratories NV	96,680	3,119
* Universal Compression Holdings, Inc.	77,964	3,101
*^ Input/Output, Inc.	348,044	2,777
* Petroleum Development Corp.	68,811	2,638
* Parallel Petroleum Corp.	186,948	2,617
* Atlas America, Inc.	52,980	2,588
*^ Evergreen Solar, Inc.	275,836	2,574
* Pioneer Drilling Co.	127,285	2,485
Lufkin Industries	56,058	2,441
*^ Syntroleum Corp.	165,116	2,404
*^ FuelCell Energy, Inc.	214,636	2,355
* Enbridge Energy Management LLC	42,390	2,342
* Brigham Exploration Co.	177,238	2,278
*^ FX Energy, Inc.	170,633	2,042
*^ Plug Power, Inc.	265,124	1,803
* Harvest Natural Resources, Inc.	161,028	1,728
RPC Inc.	66,046	1,701
* PetroQuest Energy, Inc.	158,437	1,654
*^ Endeavor International Corp.	328,759	1,644
*^ Double Eagle Petroleum Co.	66,587	1,595
* Callon Petroleum Co.	72,660	1,521
*^ McMoRan Exploration Co.	76,807	1,493
* Dril-Quip, Inc.	30,489	1,463
* The Meridian Resource Corp.	350,063	1,460
* TransMontaigne Inc.	176,923	1,414
* Carrizo Oil & Gas, Inc.	48,141	1,411
* Warren Resources Inc.	80,339	1,346
*^ Capstone Turbine Corp.	375,041	1,331
* The Exploration Co. of Delaware, Inc.	180,433	1,299
* Edge Petroleum Corp.	47,351	1,250
Resource America, Inc.	69,443	1,231
* Westmoreland Coal Co.	41,892	1,159
* Clayton Williams Energy, Inc.	26,236	1,133
Gulf Island Fabrication, Inc.	37,658	1,083
* Gasco Energy Inc.	159,000	1,057
*^ Toreador Resources Corp.	28,002	991
* Goodrich Petroleum Corp.	40,886	960
Crosstex Energy, Inc.	13,390	856
* Willbros Group, Inc.	53,830	853
* Global Power Equipment Group Inc.	118,062	842
* Dawson Geophysical	26,100	790
* NATCO Group Inc.	29,850	756
*^ Matrix Service Co.	75,716	610
MarkWest Hydrocarbon, Inc.	23,450	586
*^ Rentech, Inc.	193,133	489
* Harken Energy Corp.	595,052	470
*^ Tri-Valley Corp.	37,900	377
* Infinity, Inc.	41,593	339
* Credo Pete Corp.	11,372	308
*^ Millennium Cell Inc.	128,346	262
Ormat Technologies Inc.	8,800	195

		2,926,362

Materials & Processing (4.1%)
Dow Chemical Co.	4,373,461	182,242
E.I. du Pont de Nemours & Co.	4,531,048	177,481
Alcoa Inc.	3,967,043	96,875
Newmont Mining Corp. (Holding Co.)	2,029,878	95,749
Monsanto Co.	1,220,243	76,570
Weyerhaeuser Co.	1,105,624	76,012
Praxair, Inc.	1,473,425	70,621
Archer-Daniels-Midland Co.	2,691,624	66,375
International Paper Co.	2,122,758	63,258
Masco Corp.	1,972,769	60,525
Air Products & Chemicals, Inc.	1,042,770	57,498
Phelps Dodge Corp.	441,556	57,371
PPG Industries, Inc.	781,690	46,268
Nucor Corp.	731,298	43,139
Freeport-McMoRan Copper & Gold, Inc. Class B	817,420	39,718
American Standard Cos., Inc.	823,688	38,343
Georgia Pacific Group	1,066,947	36,340
Vulcan Materials Co.	465,314	34,531
Precision Castparts Corp.	601,204	31,924
Lyondell Chemical Co.	1,011,363	28,945
Ecolab, Inc.	874,038	27,908
Rohm & Haas Co.	665,689	27,380
Bunge Ltd.	505,127	26,580
Fluor Corp.	395,631	25,471
Sherwin-Williams Co.	539,707	23,785
MeadWestvaco Corp.	850,699	23,496
Avery Dennison Corp.	428,104	22,428
United States Steel Corp.	521,081	22,068
The St. Joe Co.	328,807	20,534
Sigma-Aldrich Corp.	314,888	20,172
Temple-Inland Inc.	486,895	19,890
* Sealed Air Corp.	382,026	18,131
Ball Corp.	477,951	17,560
Eastman Chemical Co.	366,317	17,206
* Jacobs Engineering Group Inc.	250,119	16,858
* Energizer Holdings, Inc.	294,956	16,724
Martin Marietta Materials, Inc.	213,034	16,715
Ashland, Inc.	298,324	16,479
Engelhard Corp.	550,742	15,371
Florida Rock Industries, Inc.	225,204	14,433
* Owens-Illinois, Inc.	695,816	14,348
Lubrizol Corp.	311,745	13,508
Louisiana-Pacific Corp.	483,446	13,387
Chemtura Corp.	1,061,780	13,187
Harsco Corp.	191,336	12,546
* Crown Holdings, Inc.	760,747	12,126
* Smurfit-Stone Container Corp.	1,167,465	12,095
* Pactiv Corp.	684,344	11,990
Sonoco Products Co.	431,941	11,796
Allegheny Technologies Inc.	376,934	11,677
Bemis Co., Inc.	463,938	11,459
Forest City Enterprise Class A	287,206	10,943
York International Corp.	193,178	10,831
*^ USG Corp.	148,598	10,212
Lafarge North America Inc.	148,281	10,025
RPM International, Inc.	541,293	9,960
Hughes Supply, Inc.	305,104	9,946
Valspar Corp.	443,998	9,928
The Timken Co.	334,985	9,926
* The Mosaic Co.	615,397	9,859
Scotts Miracle-Gro Co.	108,885	9,574
* FMC Corp.	164,197	9,395
Airgas, Inc.	309,402	9,168
Cabot Corp.	275,521	9,095
^ Cleveland-Cliffs Inc.	101,897	8,876
* Shaw Group, Inc.	356,461	8,790
AptarGroup Inc.	163,035	8,121
* URS Corp.	198,817	8,030
* Huntsman Corp.	410,235	8,020
Cytec Industries, Inc.	180,965	7,850
Commercial Metals Co.	230,512	7,778
Quanex Corp.	115,308	7,636
Bowater Inc.	254,906	7,206
Simpson Manufacturing Co.	177,920	6,964
Albemarle Corp.	184,436	6,953
Potlatch Corp.	131,980	6,879
Worthington Industries, Inc.	326,037	6,857
Reliance Steel & Aluminum Co.	128,443	6,798
CLARCOR Inc.	235,240	6,756
Corn Products International, Inc.	330,474	6,666
Lennox International Inc.	240,592	6,595
* Armor Holdings, Inc.	152,890	6,576
* Washington Group International, Inc.	121,334	6,539
Eagle Materials, Inc.	53,132	6,449
Olin Corp.	329,494	6,257
Brady Corp. Class A	198,382	6,138
Steel Dynamics, Inc.	180,219	6,120
Acuity Brands, Inc.	204,104	6,056
* Nalco Holding Co.	356,332	6,011
Granite Construction Co.	156,852	5,998
* Hercules, Inc.	489,038	5,976
Building Materials Holding Corp.	63,966	5,961
* Quanta Services, Inc.	464,318	5,925
Carpenter Technology Corp.	100,680	5,901
* Maverick Tube Corp.	195,446	5,863
Watsco, Inc.	110,132	5,849
Packaging Corp. of America	297,512	5,775
Texas Industries, Inc.	105,623	5,746
* Hexcel Corp.	304,559	5,570
Minerals Technologies, Inc.	95,554	5,467
* Lone Star Technologies, Inc.	95,587	5,314
* Coeur d'Alene Mines Corp.	1,130,541	4,782
* Dycom Industries, Inc.	224,761	4,545
* Energy Conversion Devices, Inc.	98,667	4,428
USEC Inc.	391,052	4,364
Mueller Industries Inc.	155,504	4,318
* Oregon Steel Mills, Inc.	154,422	4,308
Delta & Pine Land Co.	163,042	4,306
H.B. Fuller Co.	133,779	4,158
* AK Steel Corp.	477,308	4,091
* EMCOR Group, Inc.	67,178	3,984
Albany International Corp.	107,124	3,950
Longview Fibre Co.	201,049	3,918
* Ceradyne, Inc.	106,726	3,915
* RTI International Metals, Inc.	95,490	3,758
Brookfield Homes Corp.	67,576	3,752
* Trammell Crow Co.	150,435	3,713
Universal Forest Products, Inc.	64,015	3,669
* NCI Building Systems, Inc.	89,201	3,639
Eagle Materials, Inc. Class B	31,002	3,587
* Griffon Corp.	144,562	3,556
Kaydon Corp.	124,794	3,545
Silgan Holdings, Inc.	106,330	3,537
* Jacuzzi Brands, Inc.	436,868	3,521
Georgia Gulf Corp.	145,373	3,501
* Symyx Technologies, Inc.	133,862	3,496
Ferro Corp.	184,777	3,385
* NS Group Inc.	84,822	3,329
*^ Cabot Microelectronics Corp.	108,509	3,188
* Aleris International Inc.	115,844	3,180
MacDermid, Inc.	120,591	3,167
Schnitzer Steel Industries, Inc. Class A	96,517	3,144
Compass Minerals International	129,256	2,973
Greif Inc. Class A	49,388	2,968
* PolyOne Corp.	484,013	2,933
* GrafTech International Ltd.	539,603	2,930
* Rogers Corp.	74,236	2,873
* Beacon Roofing Supply, Inc.	87,853	2,870
ElkCorp	79,631	2,848
Spartech Corp.	144,350	2,821
Wausau Paper Corp.	224,323	2,806
* Chaparral Steel Co.	110,724	2,792
*^ Titanium Metals Corp.	70,430	2,786
Glatfelter	196,445	2,768
* W.R. Grace & Co.	305,497	2,734
* Mobile Mini, Inc.	60,667	2,630
Barnes Group, Inc.	72,214	2,590
* Century Aluminum Co.	113,382	2,549
* OM Group, Inc.	124,904	2,514
Bluelinx Holdings Inc.	186,307	2,504
* Apex Silver Mines Ltd.	156,800	2,463
* Hecla Mining Co.	555,607	2,434
A. Schulman Inc.	134,847	2,421
Gibraltar Industries Inc.	103,781	2,373
Arch Chemicals, Inc.	98,508	2,290
* Stillwater Mining Co.	249,201	2,280
* Interline Brands, Inc.	108,181	2,273
* Tejon Ranch Co.	48,318	2,271
Ryerson Tull, Inc.	103,939	2,214
Valmont Industries, Inc.	73,267	2,151
^ Royal Gold, Inc.	77,867	2,092
Cambrex Corp.	109,925	2,084
Deltic Timber Corp.	45,238	2,083
Apogee Enterprises, Inc.	119,024	2,035
* Metals USA, Inc.	99,437	2,034
* Insituform Technologies Inc. Class A	117,049	2,024
Metal Management, Inc.	78,351	1,986
Neenah Paper Inc.	64,658	1,894
Rock-Tenn Co.	125,206	1,891
* Brush Engineered Materials Inc.	118,637	1,884
* Interface, Inc.	223,435	1,846
WD-40 Co.	68,839	1,825
AMCOL International Corp.	93,806	1,789
CIRCOR International, Inc.	64,496	1,770
Consolidated-Tomoka Land Co.	24,859	1,690
Ameron International Corp.	35,019	1,625
LSI Industries Inc.	83,569	1,588
Chesapeake Corp. of Virginia	85,341	1,569
* Bluegreen Corp.	86,498	1,527
UAP Holding Corp.	84,209	1,524
* Drew Industries, Inc.	58,654	1,514
* NuCo2, Inc.	57,916	1,491
* Comfort Systems USA, Inc.	167,577	1,476
* Caraustar Industries, Inc.	125,917	1,383
* Avatar Holding, Inc.	23,252	1,377
Tredegar Corp.	103,398	1,345
Myers Industries, Inc.	114,514	1,333
NL Industries, Inc.	70,739	1,329
* Sunterra Corp.	100,600	1,321
* Unifi, Inc.	394,338	1,317
Steel Technologies, Inc.	50,567	1,311
* Gold Kist Inc.	66,906	1,308
* Clean Harbors Inc.	37,893	1,286
* Terra Industries, Inc.	183,046	1,217
Ennis, Inc.	71,045	1,194
* Graphic Packaging Corp.	415,567	1,164
* Encore Wire Corp.	71,514	1,163
* Trex Co., Inc.	48,011	1,152
* Lydall, Inc.	127,759	1,141
*^ Medis Technology Ltd.	63,189	1,134
Calgon Carbon Corp.	143,530	1,134
* Buckeye Technology, Inc.	139,180	1,130
* Layne Christensen Co.	47,618	1,121
Alico, Inc.	21,668	1,112
* NewMarket Corp.	63,567	1,102
* Perini Corp.	59,016	1,074
* Infrasource Services Inc.	73,371	1,068
* Wheeling-Pittsburgh Corp.	62,474	1,045
Westlake Chemical Corp.	37,414	1,013
* Maxxam Inc.	29,944	1,010
* Omnova Solutions Inc.	229,854	1,004
* Material Sciences Corp.	64,503	972
*^ EarthShell Corp.	402,304	949
* Wolverine Tube, Inc.	120,577	904
Wellman, Inc.	141,380	895
*^ Valence Technology Inc.	328,122	889
* California Coastal Communities, Inc.	25,150	886
American Vanguard Corp.	47,560	871
The Standard Register Co.	58,202	870
NN, Inc.	69,719	836
* A.M. Castle & Co.	46,812	819
* Ultralife Batteries, Inc.	62,489	807
Andersons, Inc.	27,400	802
* U.S. Concrete, Inc.	102,462	790
* WCA Waste Corp.	92,431	780
* AAON, Inc.	41,025	754
* Northwest Pipe Co.	28,997	751
Quaker Chemical Corp.	40,475	703
Great Northern Iron Ore	5,900	702
Pope & Talbot, Inc.	67,509	689
Hawkins, Inc.	49,958	684
Penford Corp.	48,953	655
Stepan Co.	25,570	641
*^ Zoltek Cos., Inc.	46,652	613
* Olympic Steel, Inc.	34,926	610
* Exide Technologies	118,124	600
* The Dixie Group, Inc.	37,213	593
Aceto Corp.	101,318	585
* Lamson & Sessions Co.	29,888	548
* Landec Corp.	74,403	544
* Webco Industries, Inc.	7,450	544
* Wellsford Real Properties Inc.	28,274	537
* Mercer International Inc.	64,400	533
Ampco-Pittsburgh Corp.	32,118	498
* Superior Essex Inc.	27,200	490
* AEP Industries, Inc.	22,100	488
* Baker (Michael) Corp.	18,700	487
Roanoke Electric Steel Corp.	24,080	482
* Stratus Properties Inc.	25,410	476
* Senomyx, Inc.	27,601	470
* Huttig Building Products, Inc.	51,556	467
*^ Reading International Inc. Class A	58,441	466
* DHB Industries, Inc.	107,315	450
* Lesco, Inc.	26,837	425
*^ Integrated Electrical Services, Inc.	143,321	401
MGP Ingredients, Inc.	34,977	392
* U.S. Energy Corp.	82,200	367
*^ HouseValues, Inc.	23,413	335
Balchem Corp.	12,100	333
* Synalloy Corp.	28,823	323
CompX International Inc.	19,377	318
*^ Liquidmetal Technologies Inc.	181,249	317
Oil-Dri Corp. of America	17,915	313
Multi-Color Corp.	11,197	291
*^ ENGlobal Corp.	35,800	290
* Zapata Corp.	38,600	276
* Griffin Land & Nurseries, Inc.	9,815	240
Packaging Dynamics Corp.	18,901	238
Octel Corp.	14,200	237
* Omega Flex Inc.	14,633	234
Stantec Inc.	7,300	226
* Shiloh Industries, Inc.	15,354	206
* Constar International Inc.	101,691	205
* Modtech Holdings, Inc.	20,103	195
* Nonophase Technologies Corp.	33,508	194
Atlantis Plastics, Inc. Class A	18,088	181
* Valley National Gases Inc.	10,400	171
* Mestek, Inc.	13,122	162
* Eden Bioscience Corp.	204,135	161
* American Pacific Corp.	25,914	153
* Nashua Corp.	24,315	151
International Aluminum Corp.	4,000	148
Hallwood Group Inc.	2,300	147
Thomas Properties Group, Inc.	9,079	118
Chase Corp.	7,400	108
* Innovo Group Inc.	51,150	101
* EnerSys	6,253	95
* Quaker Fabric Corp.	28,900	80
* Continental Materials Corp.	2,500	77
* American Realty Investors, Inc.	6,870	66
* Advanced Environmental Recycling Technologies, Inc.	45,355	65
* Canyon Resources Corp.	7,000	5
* Cone Mills Corp.	104,013	-
* General Chemical Group Inc.	17,001	-
* BMC Industries, Inc.	211,416	-

		2,604,018

Producer Durables (4.7%)
United Technologies Corp.	4,655,656	241,349
The Boeing Co.	3,415,403	232,077
Caterpillar, Inc.	3,108,789	182,641
Emerson Electric Co.	1,895,746	136,115
Applied Materials, Inc.	7,482,636	126,906
Lockheed Martin Corp.	1,716,572	104,780
Illinois Tool Works, Inc.	1,123,146	92,469
Northrop Grumman Corp.	1,471,444	79,973
Deere & Co.	1,103,428	67,530
* Agilent Technologies, Inc.	2,013,188	65,932
Danaher Corp.	1,125,711	60,597
* Xerox Corp.	4,365,854	59,594
Ingersoll-Rand Co.	1,533,250	58,616
D. R. Horton, Inc.	1,281,933	46,432
* American Tower Corp. Class A	1,818,559	45,373
Pitney Bowes, Inc.	1,048,786	43,776
KLA-Tencor Corp.	896,738	43,725
Pulte Homes, Inc.	997,746	42,823
Rockwell Collins, Inc.	786,776	38,017
Dover Corp.	928,196	37,861
Centex Corp.	582,480	37,617
Parker Hannifin Corp.	547,293	35,196
* Lexmark International, Inc.	563,939	34,428
Lennar Corp. Class A	524,762	31,360
Cooper Industries, Inc. Class A	423,168	29,258
KB HOME	371,528	27,196
* NVR, Inc.	28,369	25,105
* Crown Castle International Corp.	999,471	24,617
* Toll Brothers, Inc.	529,667	23,660
Goodrich Corp.	522,178	23,153
* Thermo Electron Corp.	736,604	22,761
* Waters Corp.	534,634	22,241
W.W. Grainger, Inc.	352,663	22,190
American Power Conversion Corp.	794,613	20,581
* LAM Research Corp.	630,886	19,223
Joy Global Inc.	367,032	18,520
^ Garmin Ltd.	272,900	18,511
Molex, Inc.	631,321	16,844
Cummins Inc.	190,499	16,762
Pentair, Inc.	439,500	16,042
Novellus Systems, Inc.	629,652	15,792
Pall Corp.	568,935	15,646
Roper Industries Inc.	390,774	15,354
Ryland Group, Inc.	215,153	14,721
* Teradyne, Inc.	890,691	14,696
Ametek, Inc.	316,825	13,614
HNI Corp.	225,877	13,602
* Alliant Techsystems, Inc.	168,924	12,610
Standard Pacific Corp.	293,270	12,174
MDC Holdings, Inc.	150,144	11,845
* Terex Corp.	227,427	11,242
Diebold, Inc.	325,939	11,232
^ Beazer Homes USA, Inc.	190,814	11,195
Hubbell Inc. Class B	230,808	10,832
Donaldson Co., Inc.	347,068	10,596
Graco, Inc.	301,706	10,342
Tektronix, Inc.	404,688	10,210
* Mettler-Toledo International Inc.	196,023	9,993
IDEX Corp.	233,967	9,955
Herman Miller, Inc.	323,306	9,796
* Thomas & Betts Corp.	275,429	9,478
* Flowserve Corp.	254,621	9,255
Kennametal, Inc.	176,027	8,632
JLG Industries, Inc.	235,819	8,629
Briggs & Stratton Corp.	235,563	8,148
* Meritage Corp.	104,826	8,036
Engineered Support Systems, Inc.	184,015	7,552
* AGCO Corp.	412,092	7,500
* Andrew Corp.	671,250	7,484
* Polycom, Inc.	448,410	7,251
* Varian Semiconductor Equipment Associates, Inc.	169,001	7,161
* Headwaters Inc.	188,468	7,049
Plantronics, Inc.	221,651	6,829
* Hovnanian Enterprises Inc. Class A	131,521	6,734
The Manitowoc Co., Inc.	131,238	6,595
* Powerwave Technologies, Inc.	504,069	6,548
Crane Co.	218,733	6,505
Lincoln Electric Holdings, Inc.	161,927	6,380
* ESCO Technologies Inc.	116,018	5,809
Actuant Corp.	123,920	5,799
Cognex Corp.	192,261	5,781
* Entegris Inc.	498,165	5,629
* Genlyte Group, Inc.	113,578	5,461
Curtiss-Wright Corp.	88,443	5,458
* Champion Enterprises, Inc.	365,278	5,399
* ATMI, Inc.	172,736	5,355
* Interdigital Communications Corp.	269,461	5,292
* Gardner Denver Inc.	117,447	5,238
* Cymer, Inc.	167,096	5,233
* SBA Communications Corp.	325,965	5,036
* Teledyne Technologies, Inc.	145,540	5,017
* Itron, Inc.	109,589	5,004
* Dionex Corp.	90,109	4,888
Bucyrus International, Inc.	98,599	4,844
Nordson Corp.	126,050	4,794
* WCI Communities, Inc.	168,139	4,770
* Acco Brands Corp.	164,646	4,646
Mine Safety Appliances Co.	117,551	4,549
* Esterline Technologies Corp.	117,131	4,438
* BE Aerospace, Inc.	263,203	4,361
* Moog Inc.	145,627	4,299
Regal-Beloit Corp.	129,900	4,214
* Arris Group Inc.	345,027	4,092
Belden CDT Inc.	206,982	4,022
Applied Industrial Technology, Inc.	109,262	3,920
Woodward Governor Co.	45,288	3,852
Federal Signal Corp.	212,887	3,638
Stewart & Stevenson Services, Inc.	148,038	3,531
Baldor Electric Co.	138,676	3,515
* Photronics Inc.	168,771	3,274
* EnPro Industries, Inc.	92,828	3,127
MTS Systems Corp.	82,465	3,115
Steelcase Inc.	213,255	3,084
* Imagistics International Inc.	71,391	2,988
* General Cable Corp.	171,865	2,887
* Orbital Sciences Corp.	229,302	2,866
* Blount International, Inc.	159,510	2,814
* Electro Scientific Industries, Inc.	125,819	2,813
* Littelfuse, Inc.	99,325	2,794
*^ William Lyon Homes, Inc.	17,985	2,791
Watts Water Technologies, Inc.	93,788	2,706
* MKS Instruments, Inc.	156,650	2,699
Franklin Electric, Inc.	64,281	2,661
* Paxar Corp.	156,078	2,630
* Brooks Automation, Inc.	196,040	2,613
Technitrol, Inc.	169,963	2,604
M/I Homes, Inc.	46,243	2,509
* Triumph Group, Inc.	67,446	2,507
* Rofin-Sinar Technologies Inc.	65,851	2,502
* Credence Systems Corp.	311,161	2,483
NACCO Industries, Inc. Class A	21,614	2,474
Technical Olympic USA, Inc.	93,284	2,440
* Axcelis Technologies, Inc.	466,886	2,437
A.O. Smith Corp.	83,963	2,393
* Artesyn Technologies, Inc.	250,100	2,326
* FEI Co.	119,488	2,300
Cohu, Inc.	89,547	2,118
* Sonic Solutions, Inc.	97,365	2,093
* A.S.V., Inc.	89,664	2,031
*^ Taser International Inc.	317,969	1,962
Cascade Corp.	40,004	1,948
Lennar Corp. Class B	34,676	1,921
* Veeco Instruments, Inc.	118,570	1,902
* Presstek, Inc.	145,886	1,894
* Astec Industries, Inc.	64,337	1,827
Helix Technology Corp.	116,047	1,712
Levitt Corp. Class A	74,528	1,710
* The Middleby Corp.	22,982	1,666
CTS Corp.	137,517	1,664
* Power-One, Inc.	297,931	1,651
* Kulicke & Soffa Industries, Inc.	227,101	1,646
Gorman-Rupp Co.	68,287	1,642
* Ducommun, Inc.	72,931	1,604
* Advanced Energy Industries, Inc.	144,587	1,556
* Ultratech, Inc.	98,839	1,541
* Symmetricom Inc.	198,173	1,534
* Columbus McKinnon Corp.	63,579	1,504
United Industrial Corp.	40,558	1,450
* Zygo Corp.	94,359	1,446
* Photon Dynamics, Inc.	74,928	1,435
* American Superconductor Corp.	137,598	1,424
* C-COR Inc.	207,933	1,404
Vicor Corp.	92,416	1,400
Tennant Co.	33,433	1,370
* Applied Films Corp.	64,873	1,362
* Mattson Technology, Inc.	179,936	1,351
* Mastec Inc.	117,254	1,278
Kimball International, Inc. Class B	104,917	1,268
* MTC Technologies, Inc.	38,777	1,240
Tecumseh Products Co. Class A	56,663	1,219
*^ TurboChef Technologies, Inc.	78,144	1,218
HEICO Corp.	52,314	1,214
Knoll, Inc.	64,953	1,192
Skyline Corp.	29,228	1,188
* Kadant Inc.	58,355	1,171
Standex International Corp.	43,797	1,153
* Audiovox Corp.	82,155	1,149
* Capital Pacific Holdings, Inc.	139,064	1,147
* Metrologic Instruments, Inc.	62,819	1,143
* LTX Corp.	270,177	1,140
* Flanders Corp.	91,292	1,108
Lindsay Manufacturing Co.	49,294	1,085
C & D Technologies, Inc.	112,934	1,063
* Measurement Specialties, Inc.	49,895	1,058
* Team, Inc.	46,747	1,052
Robbins & Myers, Inc.	46,327	1,041
* Terayon Communications Systems, Inc.	266,453	1,039
X-Rite Inc.	83,018	1,029
* Cavco Industries, Inc.	27,856	1,011
SpectraLink Corp.	79,073	1,008
* Hovnanian Enterprises	19,300	988
* Asyst Technologies, Inc.	209,317	975
* Distributed Energy Systems Corp.	116,562	972
* ADE Corp.	43,088	969
* EMCORE Corp.	156,175	956
* Active Power, Inc.	229,478	948
* Duratek, Inc.	49,913	912
Keithley Instruments Inc.	61,543	899
Met-Pro Corp.	57,611	894
*^ Palm Harbor Homes, Inc.	45,314	880
* Calamp Corp.	106,456	862
Applied Signal Technology, Inc.	43,995	839
* Darling International, Inc.	237,704	839
*^ FARO Technologies, Inc.	42,661	831
Woodhead Industries, Inc.	54,196	744
* Rudolph Technologies, Inc.	55,105	742
* Ladish Co., Inc.	42,267	737
* August Technology Corp.	66,216	707
* Park-Ohio Holdings Corp.	39,423	692
* RAE Systems, Inc.	200,814	691
Molex, Inc. Class A	26,058	670
* Virco Manufacturing Corp.	86,990	661
* TRC Cos., Inc.	42,325	660
* FSI International, Inc.	156,315	658
*^ SpatiaLight, Inc.	145,817	640
Sun Hydraulics Corp.	26,250	638
* Gehl Co.	22,824	636
*^ Therma-Wave Inc.	344,422	617
*^ Flow International Corp.	79,753	616
* EFJ, Inc.	59,156	609
American Ecology Corp.	30,650	601
Alamo Group, Inc.	30,097	597
* DDi Corp.	718,673	575
* Viisage Technology, Inc.	136,890	568
* The Allied Defense Group, Inc.	24,500	553
Badger Meter, Inc.	14,040	552
* Powell Industries, Inc.	24,756	542
Orleans Homebuilders, Inc.	21,990	542
* Semitool, Inc.	67,930	540
* AZZ Inc.	24,898	512
*^ Smith & Wesson Holding Corp.	89,460	503
* Argon ST, Inc.	17,000	499
* Tollgrade Communications, Inc.	57,989	491
* Axsys Technologies, Inc.	23,471	460
*^ Pemco Aviation Group, Inc.	19,524	441
* Paragon Technologies, Inc.	40,235	438
* Magnatek, Inc.	126,652	428
* Nanometrics Inc.	35,940	420
* Milacron Inc.	224,169	399
* Radyne Comstream Inc.	35,795	380
* Tut Systems, Inc.	110,817	357
Summa Industries	47,059	355
* Intevac, Inc.	33,822	349
Hubbell Inc. Class A	7,600	325
* Applied Innovation Inc.	80,447	310
* Comstock Homebuilding Cos., Inc.	15,200	303
*^ Arotech Corp.	405,614	300
* Color Kinetics Inc.	19,559	293
HEICO Corp. Class A	16,188	288
*^ Dominion Homes, Inc.	18,022	287
* TransAct Technologies Inc.	37,019	281
* CyberOptics Corp.	19,946	278
Wireless Telecom Group, Inc.	79,019	212
* UQM Technologies, Inc.	49,450	204
* Aerosonic Corp.	32,474	195
* Fairchild Corp.	83,745	194
* Mity-Lite Inc.	10,447	178
* Perma-Fix Environmental Services, Inc.	73,900	163
* Icad Inc.	60,078	151
* SL Industries, Inc.	10,300	147
* OYO Geospace Corp.	6,100	121
Collins Industries, Inc.	17,068	116
* Catalytica Energy Systems, Inc.	73,906	103
* Environmental Tectonics Corp.	19,900	103
* Somera Communications, Inc.	101,145	101
* Aetrium, Inc.	28,172	88
* Glowpoint, Inc.	77,900	82
*^ Ibis Technology Corp.	29,868	54
* Apogee Technology, Inc.	24,550	27
* Andrea Radio Corp.	124,782	6
*^ Electric City Corp.	6,290	5
* Oakwood Homes Corp.	81,969	3
* DT Industries, Inc.	525,268	1
* Versar Inc.	276	1
* Optical Cable Corp. Warrants Exp. 10/24/07	796	1

		3,010,272

Technology (13.2%)
Microsoft Corp.	44,224,869	1,137,906
Intel Corp.	28,075,199	692,054
International Business Machines Corp.	7,335,886	588,485
* Cisco Systems, Inc.	29,065,157	521,138
Hewlett-Packard Co.	13,166,402	384,459
* Dell Inc.	10,461,008	357,766
QUALCOMM Inc.	7,431,176	332,545
Texas Instruments, Inc.	7,561,873	256,347
Motorola, Inc.	11,155,173	246,418
* Oracle Corp.	17,539,063	217,309
* Apple Computer, Inc.	3,751,028	201,093
* EMC Corp.	10,934,064	141,487
* Corning, Inc.	6,568,282	126,965
* Symantec Corp.	5,424,441	122,918
General Dynamics Corp.	774,703	92,616
Raytheon Co.	2,059,567	78,305
Adobe Systems, Inc.	2,222,317	66,336
* Lucent Technologies, Inc.	20,162,778	65,529
Maxim Integrated Products, Inc.	1,491,896	63,629
Analog Devices, Inc.	1,685,989	62,618
* Sun Microsystems, Inc.	15,492,148	60,729
Computer Associates International, Inc.	2,152,394	59,858
* Broadcom Corp.	1,262,286	59,214
* Accenture Ltd.	2,226,336	56,683
Electronic Data Systems Corp.	2,365,421	53,080
Linear Technology Corp.	1,394,936	52,436
* Juniper Networks, Inc.	2,109,517	50,185
Autodesk, Inc.	1,039,870	48,292
* Advanced Micro Devices, Inc.	1,798,262	45,316
Xilinx, Inc.	1,603,003	44,644
Rockwell Automation, Inc.	836,850	44,269
* Marvell Technology Group Ltd.	908,910	41,910
National Semiconductor Corp.	1,588,895	41,788
* Computer Sciences Corp.	869,480	41,135
L-3 Communications Holdings, Inc.	513,114	40,572
* SanDisk Corp.	826,089	39,859
* Network Appliance, Inc.	1,584,659	37,620
* Micron Technology, Inc.	2,797,986	37,213
* Freescale Semiconductor, Inc. Class A	1,536,454	35,968
* Intuit, Inc.	801,842	35,931
Flextronics International Ltd.	2,576,047	33,102
* Altera Corp.	1,693,884	32,370
* Affiliated Computer Services, Inc. Class A	546,010	29,812
* Cognizant Technology Solutions Corp.	619,167	28,847
Microchip Technology, Inc.	949,046	28,585
Seagate Technology	1,738,970	27,563
* NCR Corp.	852,287	27,196
Scientific-Atlanta, Inc.	695,299	26,081
Harris Corp.	607,887	25,410
* NVIDIA Corp.	738,166	25,304
* Jabil Circuit, Inc.	785,943	24,301
* Comverse Technology, Inc.	915,649	24,054
* McAfee Inc.	743,962	23,375
Siebel Systems, Inc.	2,236,546	23,104
* BMC Software, Inc.	1,013,057	21,376
Applera Corp.-Applied Biosystems Group	903,131	20,989
* Tellabs, Inc.	1,941,764	20,427
* Cadence Design Systems, Inc.	1,257,696	20,324
* Avaya Inc.	1,954,692	20,133
* Citrix Systems, Inc.	773,774	19,453
* NAVTEQ Corp.	368,761	18,420
* MEMC Electronic Materials, Inc.	801,493	18,266
* LSI Logic Corp.	1,776,592	17,499
* Solectron Corp.	4,431,078	17,326
* Arrow Electronics, Inc.	537,728	16,863
* Compuware Corp.	1,774,478	16,858
* Red Hat, Inc.	770,874	16,335
Amphenol Corp.	404,731	16,327
* Mercury Interactive Corp.	395,824	15,675
* BEA Systems, Inc.	1,701,112	15,276
Intersil Corp.	700,951	15,267
* JDS Uniphase Corp.	6,717,624	14,913
* QLogic Corp.	421,001	14,398
* Macromedia, Inc.	352,510	14,337
* Ceridian Corp.	682,818	14,169
* Avnet, Inc.	566,613	13,854
* International Rectifier Corp.	294,837	13,291
* Novell, Inc.	1,724,584	12,848
* Western Digital Corp.	974,269	12,597
* Synopsys, Inc.	655,473	12,388
* Zebra Technologies Corp. Class A	313,389	12,250
* ADC Telecommunications, Inc.	531,381	12,147
* Ingram Micro, Inc. Class A	625,825	11,603
PerkinElmer, Inc.	562,765	11,464
Symbol Technologies, Inc.	1,118,984	10,832
* Sanmina-SCI Corp.	2,414,482	10,358
* Unisys Corp.	1,555,747	10,330
* Sybase, Inc.	416,017	9,743
* Integrated Device Technology Inc.	906,655	9,737
* FLIR Systems, Inc.	317,799	9,400
ADTRAN Inc.	296,320	9,334
*^ Cypress Semiconductor Corp.	607,269	9,139
* Hyperion Solutions Corp.	186,857	9,091
* Vishay Intertechnology, Inc.	751,734	8,983
* Parametric Technology Corp.	1,262,162	8,797
* Agere Systems Inc.	837,041	8,714
*^ Cree, Inc.	346,506	8,670
* CACI International, Inc.	138,357	8,384
* Akamai Technologies, Inc.	513,664	8,193
* Fairchild Semiconductor International, Inc.	545,831	8,111
* Trimble Navigation Ltd.	240,055	8,087
Reynolds & Reynolds Class A	292,113	8,007
* UNOVA, Inc.	227,494	7,958
* Emulex Corp.	379,172	7,663
* MICROS Systems, Inc.	174,925	7,653
* Avid Technology, Inc.	180,071	7,455
* F5 Networks, Inc.	171,404	7,451
* TIBCO Software Inc.	889,437	7,436
* PMC Sierra Inc.	840,143	7,402
* Foundry Networks, Inc.	572,431	7,270
* Avocent Corp.	227,831	7,209
Acxiom Corp.	382,980	7,169
* 3Com Corp.	1,754,593	7,159
* Freescale Semiconductor, Inc. Class B	294,041	6,933
* salesforce.com, Inc.	297,959	6,889
* Microsemi Corp.	268,013	6,845
Imation Corp.	153,807	6,594
* Anteon International Corp.	153,652	6,570
National Instruments Corp.	257,371	6,342
* Sonus Networks, Inc.	1,076,657	6,245
* BearingPoint, Inc.	822,568	6,243
* Tessera Technologies, Inc.	203,478	6,086
* Anixter International Inc.	146,365	5,903
* Ciena Corp.	2,233,264	5,896
* Intergraph Corp.	131,694	5,888
DRS Technologies, Inc.	119,096	5,879
* Openwave Systems Inc.	323,703	5,820
* Electronics for Imaging, Inc.	251,915	5,779
* Benchmark Electronics, Inc.	190,155	5,727
* Palm, Inc.	201,082	5,697
* Silicon Laboratories Inc.	184,742	5,614
* Digital River, Inc.	160,846	5,605
* Websense, Inc.	109,072	5,586
* Semtech Corp.	338,821	5,580
* ANSYS, Inc.	143,952	5,541
* Tekelec	261,509	5,479
* Varian, Inc.	159,602	5,478
* Progress Software Corp.	171,476	5,448
* Perot Systems Corp.	380,512	5,384
* Maxtor Corp.	1,195,774	5,261
* FileNet Corp.	187,000	5,217
* SRA International, Inc.	146,550	5,200
* Skyworks Solutions, Inc.	739,576	5,192
* SiRF Technology Holdings, Inc.	172,190	5,188
* Informatica Corp.	429,486	5,162
* Rambus Inc.	417,615	5,053
* Brocade Communications Systems, Inc.	1,223,902	4,994
* RF Micro Devices, Inc.	865,796	4,892
* RSA Security Inc.	383,778	4,878
* Applied Micro Circuits Corp.	1,568,021	4,704
* CSG Systems International, Inc.	215,181	4,672
* Transaction Systems Architects, Inc.	167,347	4,661
* Wind River Systems Inc.	349,189	4,515
* Internet Security Systems, Inc.	183,102	4,396
* Conexant Systems, Inc.	2,364,847	4,233
* Coherent, Inc.	143,646	4,206
* Macrovision Corp.	218,807	4,179
* CommScope, Inc.	239,439	4,152
* Atmel Corp.	1,982,281	4,084
* Checkpoint Systems, Inc.	166,580	3,951
* Digitas Inc.	344,652	3,915
* MicroStrategy Inc.	54,777	3,850
* SafeNet, Inc.	105,574	3,833
*^ UTStarcom, Inc.	467,307	3,818
* Plexus Corp.	222,111	3,796
* Comtech Telecommunications Corp.	89,274	3,702
* Dendrite International, Inc.	180,286	3,622
* Mentor Graphics Corp.	414,538	3,565
AVX Corp.	271,382	3,457
* Intermagnetics General Corp.	123,734	3,457
* RealNetworks, Inc.	603,575	3,446
* Komag, Inc.	105,060	3,358
* Micrel, Inc.	298,120	3,348
* j2 Global Communications, Inc.	82,195	3,322
* Sycamore Networks, Inc.	857,790	3,234
Black Box Corp.	76,612	3,215
* ON Semiconductor Corp.	620,408	3,208
* Quantum Corp.	1,037,090	3,205
* DSP Group Inc.	124,009	3,182
* Genesis Microchip Inc.	144,724	3,177
* KEMET Corp.	375,933	3,150
* WebEx Communications, Inc.	128,121	3,140
* Aeroflex, Inc.	335,329	3,139
* Manhattan Associates, Inc.	132,970	3,085
* Silicon Image, Inc.	346,265	3,078
* Silicon Storage Technology, Inc.	568,757	3,060
* Gartner, Inc. Class A	258,902	3,027
* NetIQ Corp.	246,705	3,020
* Zoran Corp.	209,636	2,998
*^ OmniVision Technologies, Inc.	236,748	2,988
* Power Integrations, Inc.	137,038	2,981
*^ Lexar Media, Inc.	461,867	2,956
* McDATA Corp. Class A	561,093	2,940
* Hutchinson Technology, Inc.	112,330	2,934
* ScanSoft, Inc.	543,124	2,895
* Quest Software, Inc.	190,541	2,871
* The TriZetto Group, Inc.	202,887	2,865
* Equinix, Inc.	68,627	2,858
* Cirrus Logic, Inc.	375,506	2,850
Talx Corp.	85,762	2,812
SS&C Technologies, Inc.	75,642	2,772
* NETGEAR, Inc.	114,468	2,754
* Trident Microsystems, Inc.	85,370	2,716
*^ Amkor Technology, Inc.	619,882	2,715
* Micromuse Inc.	344,139	2,712
* ScanSource, Inc.	55,178	2,689
* Gateway, Inc.	991,197	2,676
* Epicor Software Corp.	201,160	2,615
* Keane, Inc.	226,391	2,588
* ViaSat, Inc.	99,547	2,553
* Newport Corp.	180,245	2,511
* Advanced Digital Information Corp.	267,103	2,511
* FormFactor Inc.	109,400	2,497
* SERENA Software, Inc.	123,351	2,458
* Merge Technologies, Inc.	141,710	2,422
* Mercury Computer Systems, Inc.	91,421	2,400
* Redback Networks Inc.	234,938	2,331
* Ariba, Inc.	402,511	2,294
* Kopin Corp.	330,098	2,294
* Verint Systems Inc.	55,520	2,273
* Extreme Networks, Inc.	505,177	2,248
* Sapient Corp.	358,571	2,241
* Concur Technologies, Inc.	178,973	2,214
* Internet Capital Group Inc.	250,992	2,211
* SigmaTel Inc.	108,963	2,205
* Entrust, Inc.	393,529	2,204
* Exar Corp.	155,325	2,178
* Standard Microsystem Corp.	72,666	2,173
* American Science & Engineering, Inc.	33,120	2,172
* Witness Systems, Inc.	103,887	2,170
* Lattice Semiconductor Corp.	500,694	2,143
*^ Novatel Wireless, Inc.	146,328	2,117
Agilysys, Inc.	122,967	2,071
* Borland Software Corp.	355,652	2,070
* Ciber, Inc.	275,778	2,049
* JDA Software Group, Inc.	134,228	2,038
* TriQuint Semiconductor, Inc.	577,513	2,033
*^ Intellisync Corp.	454,946	2,020
* ManTech International Corp.	76,391	2,017
Methode Electronics, Inc. Class A	174,524	2,011
EDO Corp.	66,877	2,008
* Synaptics Inc.	106,075	1,994
* Opsware, Inc.	373,932	1,941
* Integrated Silicon Solution, Inc.	230,238	1,934
* Blue Coat Systems, Inc.	44,283	1,925
* II-VI, Inc.	108,153	1,919
* Safeguard Scientifics, Inc.	1,090,208	1,886
* Identix, Inc.	400,497	1,882
* Adaptec, Inc.	491,112	1,881
* Packeteer, Inc.	147,622	1,853
* Harmonic, Inc.	317,476	1,848
* Ixia	125,102	1,840
* Vitesse Semiconductor Corp.	968,795	1,821
*^ Lawson Software Inc.	261,815	1,817
Inter-Tel, Inc.	86,303	1,812
* Verity, Inc.	169,202	1,797
* Vignette Corp.	112,884	1,796
* Secure Computing Corp.	156,233	1,773
Park Electrochemical Corp.	66,197	1,764
* webMethods, Inc.	232,047	1,641
* SPSS, Inc.	67,835	1,628
BEI Technologies, Inc.	46,517	1,628
* Actel Corp.	112,319	1,624
* RadiSys Corp.	83,640	1,623
* SonicWALL, Inc.	251,170	1,595
* Lionbridge Technologies, Inc.	234,654	1,584
* MRO Software Inc.	93,782	1,579
* Sykes Enterprises, Inc.	131,516	1,565
* Echelon Corp.	165,277	1,522
* Altiris, Inc.	99,233	1,517
Daktronics, Inc.	62,740	1,505
* Blackboard Inc.	60,141	1,504
* Agile Software Corp.	207,854	1,490
* EPIQ Systems, Inc.	66,461	1,450
* Diodes Inc.	39,948	1,449
* Enterasys Networks, Inc.	1,079,114	1,446
*^ Transmeta Corp.	981,868	1,394
* 3D Systems Corp.	61,850	1,375
* Jupitermedia Corp.	77,193	1,367
* Excel Technology, Inc.	53,133	1,365
* Manugistics Group, Inc.	691,202	1,362
* The Ultimate Software Group, Inc.	73,548	1,355
* Plumtree Software, Inc.	248,023	1,354
*^ Universal Display Corp.	121,349	1,353
*^ Sigma Designs, Inc.	123,226	1,353
* SupportSoft, Inc.	266,595	1,344
Syntel, Inc.	68,727	1,339
* KVH Industries, Inc.	136,552	1,331
* Open Solutions Inc.	60,938	1,330
* Covansys Corp.	82,469	1,316
* Interwoven Inc.	160,428	1,311
* InterVoice, Inc.	143,789	1,296
* Supertex, Inc.	42,767	1,283
* Chordiant Software, Inc.	445,349	1,269
* Essex Corp.	58,555	1,269
* SI International Inc.	40,892	1,266
* Pixelworks, Inc.	189,913	1,252
*^ Mindspeed Technologies, Inc.	518,913	1,251
* Aspen Technologies, Inc.	199,532	1,247
* Kanbay International Inc.	65,813	1,237
Cubic Corp.	72,144	1,235
* Dot Hill Systems Corp.	183,314	1,234
* Xanser Corp.	394,741	1,224
* Tumbleweed Communications Corp.	287,576	1,222
*^ Finisar Corp.	890,789	1,220
* Stratasys, Inc.	40,950	1,216
* eCollege.com Inc.	81,477	1,211
*^ Broadwing Corp.	242,482	1,210
* Anaren, Inc.	85,646	1,208
*^ Convera Corp.	84,894	1,197
* PalmSource, Inc.	65,960	1,191
* Bell Microproducts Inc.	117,846	1,182
* MatrixOne, Inc.	224,469	1,181
* MIPS Technologies, Inc.	172,668	1,179
* Neoware Systems, Inc.	69,645	1,166
* Magma Design Automation, Inc.	142,559	1,158
* Captiva Software Corp.	64,167	1,152
* MapInfo Corp.	93,936	1,151
* TTM Technologies, Inc.	160,816	1,150
* Zhone Technologies	437,269	1,141
* InFocus Corp.	330,408	1,140
Bel Fuse, Inc. Class B	31,250	1,138
* Mobility Electronics, Inc.	106,719	1,138
* Tyler Technologies, Inc.	136,520	1,130
*^ TranSwitch Corp.	655,722	1,128
* PDF Solutions, Inc.	67,025	1,113
* PC-Tel, Inc.	118,253	1,112
*^ MRV Communications Inc.	515,077	1,097
* Cogent Communications Group, Inc.	222,510	1,086
* AMIS Holdings Inc.	91,472	1,085
* Online Resources Corp.	102,158	1,081
* Stratex Networks, Inc.	414,577	1,078
* Glenayre Technologies, Inc.	299,537	1,075
* Herley Industries Inc.	57,350	1,068
* OSI Systems Inc.	67,500	1,067
*^ Audible, Inc.	86,422	1,062
* IXYS Corp.	100,135	1,057
* Amicas, Inc.	193,433	1,045
* Multi-Fineline Electronix, Inc.	35,590	1,042
* Ansoft Corp.	35,605	1,036
* Keynote Systems Inc.	78,878	1,024
* Digi International, Inc.	92,135	989
* Pericom Semiconductor Corp.	110,297	975
* Ditech Communications Corp.	143,033	964
* Iomega Corp.	316,247	952
* Planar Systems, Inc.	115,077	946
* Fargo Electronics	52,963	925
* Stellent Inc.	106,724	915
* Actuate Software Corp.	350,038	886
* Rimage Corp.	33,131	884
* ActivCard Corp.	203,301	880
* Gerber Scientific, Inc.	111,070	871
Integral Systems, Inc.	41,834	863
* Westell Technologies, Inc.	234,606	854
*^ Ionatron Inc.	84,280	850
* Bottomline Technologies, Inc.	54,557	823
* Maxwell Technologies, Inc.	58,117	821
*^ Applied Digital Solutions, Inc.	283,925	809
* Phoenix Technologies Ltd.	107,334	808
*^ Silicon Graphics, Inc.	1,030,979	804
* EMS Technologies, Inc.	48,679	797
* Radiant Systems, Inc.	75,594	780
* PLX Technology, Inc.	92,890	775
* Answerthink Consulting Group, Inc.	196,645	767
* Catapult Communications Corp.	41,594	763
*^ Computer Horizons Corp.	170,422	752
*^ NYFIX, Inc.	127,573	736
* NMS Communications Corp.	196,978	729
* California Micro Devices Corp.	93,939	725
* @ Road, Inc.	157,935	725
* Innovative Solutions and Support, Inc.	46,672	725
* Oplink Communications, Inc.	472,343	718
* Captaris Inc.	188,531	709
* SeaChange International, Inc.	110,546	703
*^ Mechanical Technology Inc.	181,181	699
* Tier Technologies, Inc.	79,696	689
* American Power Technology, Inc.	78,513	679
* Telular Corp.	171,576	673
* LeCroy Corp.	45,140	670
*^ FalconStor Software, Inc.	108,802	659
* COMARCO, Inc.	79,986	656
* SBS Technologies, Inc.	67,820	653
* Docucorp International, Inc.	95,106	651
* Microtune, Inc.	100,841	628
* Immersion Corp.	87,866	616
* Network Equipment Technologies, Inc.	133,544	616
* Atheros Communications	62,477	610
* Embarcadero Technologies, Inc.	87,295	588
* BindView Development Corp.	166,385	582
* Art Technology Group, Inc.	565,602	577
*^ Napster, Inc.	144,082	576
* Quovadx, Inc.	189,441	574
* Centillium Communications, Inc.	151,643	572
* WatchGuard Technologies, Inc.	132,465	568
* InterVideo Inc.	56,622	568
* White Electronic Designs Corp.	110,740	565
* Aware, Inc.	100,923	562
* QuickLogic Corp.	159,214	560
* Dynamics Research Corp.	34,571	557
* PortalPlayer Inc.	19,782	543
*^ Altair Nanotechnology	202,400	538
* NetScout Systems, Inc.	98,757	536
* Zomax Inc.	165,760	532
* Monolithic System Technology, Inc.	97,220	532
* Bioveris Corp.	90,962	529
* Ulticom, Inc.	47,689	526
* Ampex Corp. Class A	17,507	521
* Pomeroy IT Solutions, Inc.	45,091	512
* Nu Horizons Electronics Corp.	70,663	512
* SYNNEX Corp.	30,178	508
* Virage Logic Corp.	65,295	506
*^ Lasercard Corp.	56,867	504
* ESS Technology, Inc.	142,010	504
* Netlogic Microsystems Inc.	23,100	499
*^ Telkonet, Inc.	127,069	498
* TechTeam Global, Inc.	40,426	488
* Motive, Inc.	76,087	482
Lowrance Electronics, Inc.	18,849	479
*^ ANADIGICS, Inc.	143,834	478
*^ Infocrossing, Inc.	51,754	476
* Viewpoint Corp.	326,952	471
*^ Merix Corp.	83,934	470
* Concurrent Computer Corp.	277,026	468
* OPNET Technologies, Inc.	55,197	465
* Carrier Access Corp.	82,357	455
* LCC International, Inc. Class A	181,617	454
*^ Avanex Corp.	467,543	454
* Digimarc Corp.	66,527	451
* Airspan Networks Inc.	88,925	447
* OpenTV Corp.	154,997	445
* Overland Storage, Inc.	54,176	442
* MetaSolv, Inc.	133,414	436
QAD Inc.	52,341	434
* SimpleTech, Inc.	84,259	417
Richardson Electronics, Ltd.	54,865	415
* Moldflow Corp.	25,855	412
*^ SAFLINK Corp.	350,546	407
*^ AuthentiDate Holding Corp.	161,303	407
*^ InPhonic, Inc.	29,167	401
* Selectica, Inc.	121,915	391
* Ceva, Inc.	75,181	389
Printronix, Inc.	24,873	389
*^ Endwave Corp.	29,869	385
* iGATE Corp.	106,058	385
* Net2Phone, Inc.	219,853	385
* Interactive Intelligence Inc.	58,466	368
* PAR Technology Corp.	15,800	363
* Cyberguard Corp.	44,039	363
* Brooktrout Technology, Inc.	27,800	361
*^ VA Software Corp.	239,146	359
* Innovex, Inc.	84,366	359
Sypris Solutions, Inc.	31,400	337
* ePlus Inc.	25,621	334
* Interlink Electronics Inc.	61,389	330
* Sumtotal Systems Inc.	67,756	330
* Hifn, Inc.	58,872	327
* Ramtron International Corp.	108,592	326
*^ Wave Systems Corp.	344,909	321
Bel Fuse, Inc. Class A	10,580	312
* Analysts International Corp.	117,320	311
* La Barge, Inc.	23,650	306
* Pegasystems Inc.	50,433	302
* Indus International, Inc.	112,998	302
* Alliance Semiconductor Corp.	101,729	299
* COMSYS IT Partners Inc.	24,222	296
* Sirenza Microdevices, Inc.	90,427	294
* Cray Inc.	318,797	293
* SRS Labs, Inc.	44,800	289
* Computer Task Group, Inc.	73,670	273
* Loudeye Corp.	307,590	268
*^ On2 Technologies, Inc.	313,202	266
*^ Research Frontiers, Inc.	84,884	263
* VASCO Data Security International, Inc.	28,755	261
*^ Saba Software, Inc.	65,482	261
* Kintera Inc.	85,020	259
* Ezenia!, Inc.	102,053	255
* Acacia Research - Acacia Technologies	41,550	255
Video Display Corp.	18,139	253
* Performance Technologies, Inc.	35,225	252
* Avici Systems Inc.	53,815	245
* Vitria Technology, Inc.	71,958	240
American Software, Inc. Class A	42,600	239
* LivePerson, Inc.	61,875	234
* Lantronix, Inc.	165,984	229
*^ 8X8 Inc.	110,330	224
* Micro Linear Corp.	55,004	220
* Centra Software, Inc.	111,487	220
* Leadis Technology Inc.	30,755	211
*^ Zix Corp.	104,636	209
* Visual Networks, Inc.	152,447	209
Sunrise Telecom Inc.	99,274	208
* Datalink Corp.	50,432	205
* Catalyst Semiconductor, Inc.	40,550	203
* GTSI Corp.	27,230	200
* Cobra Electronics Corp.	24,000	200
* Kana Software, Inc.	129,816	199
* Interland, Inc.	70,602	198
* ONYX Software Corp.	54,649	197
Frequency Electronics, Inc.	17,750	193
* Mobius Management Systems, Inc.	36,750	193
* Network Engines, Inc.	134,445	192
* Globecomm Systems, Inc.	24,075	189
* WJ Communications, Inc.	152,095	187
* Terremark Worldwide, Inc.	41,696	183
* Optical Communication Products, Inc.	96,808	182
* Superconductor Technologies Inc.	302,708	182
* The SCO Group, Inc.	42,029	176
* Channell Commercial Corp.	18,561	175
* SCM Microsystems, Inc.	63,851	173
*^ WorldGate Communications, Inc.	65,801	166
* SAVVIS Communications Corp.	192,656	154
*^ Intelli-Check Inc.	34,650	150
* CompuDyne Corp.	25,365	147
* Pervasive Software Inc.	34,848	146
* Synplicity, Inc.	21,580	143
REMEC Inc.	115,021	143
*^ IPIX Corp.	52,203	142
* Cherokee International Corp.	37,995	133
* MTI Technology Corp.	68,919	130
*^ Telecommunication Systems, Inc.	46,952	123
Inforte Corp.	26,923	113
* Peak International Ltd.	36,400	110
*^ Verso Technologies, Inc.	281,893	104
* Pemstar Inc.	93,821	102
*^ Cosine Communications, Inc.	37,283	102
* Meade Instruments Corp.	37,425	100
*^ BroadVision, Inc.	119,139	98
* Evolving Systems, Inc.	49,275	96
* Callidus Software Inc.	25,022	93
* Intraware, Inc.	22,335	83
* Analex Corp.	26,863	81
*^ NVE Corp.	5,001	76
* Technology Solutions Co.	161,618	73
* BSQUARE Corp.	108,647	72
* Henry Bros. Electronics, Inc.	9,700	56
*^ Tripath Technology Inc.	69,002	46
* Network-1 Security Solutions, Inc.	39,125	45
* Critical Path, Inc.	100,321	42
* GraphOn Corp.	113,770	42
* Arbinet Holdings, Inc.	4,047	29
* Dynabazaar, Inc.	65,665	27
* Direct Insite Corp.	30,651	18
* VIA NET.WORKS, Inc.	157,531	10
Blackbaud, Inc.	710	10
* FOCUS Enhancements, Inc.	9,110	10
*^ Eagle Broadband, Inc.	50,400	9
* eGain Communications Corp.	9,782	7
* NeoMagic Corp.	1,236	5
* ISCO International, Inc.	10,333	3
* Auspex Systems, Inc.	116,823	2
* ITC^DeltaCom, Inc.	888	2
* Media 100 Inc.	93,278	-
* Verilink Corp.	1	-

		8,484,846

Utilities (6.9%)
Verizon Communications Inc.	12,582,643	411,327
SBC Communications Inc.	15,065,425	361,118
Sprint Nextel Corp.	12,771,386	303,704
* Comcast Corp. Class A	8,997,881	264,358
BellSouth Corp.	8,329,457	219,065
Exelon Corp.	3,044,240	162,684
Dominion Resources, Inc.	1,548,984	133,429
Duke Energy Corp.	4,216,342	122,991
Southern Co.	3,387,657	121,143
TXU Corp.	1,035,666	116,906
Alltel Corp.	1,568,314	102,113
FPL Group, Inc.	1,694,534	80,660
FirstEnergy Corp.	1,501,764	78,272
AT&T Corp.	3,643,723	72,146
Entergy Corp.	965,662	71,768
Public Service Enterprise Group, Inc.	1,087,531	69,993
American Electric Power Co., Inc.	1,749,407	69,451
PG&E Corp.	1,708,626	67,064
Edison International	1,407,767	66,559
PPL Corp.	1,726,396	55,814
Consolidated Edison Inc.	1,108,103	53,798
Constellation Energy Group, Inc.	809,292	49,852
Progress Energy, Inc.	1,077,045	48,198
Ameren Corp.	891,860	47,706
* AES Corp.	2,830,524	46,506
Sempra Energy	979,425	46,092
Kinder Morgan, Inc.	443,873	42,683
Cinergy Corp.	859,762	38,182
DTE Energy Co.	793,856	36,406
Xcel Energy, Inc.	1,836,386	36,012
Questar Corp.	386,042	34,018
* Cablevision Systems NY Group Class A	1,013,472	31,083
NiSource, Inc.	1,238,202	30,026
KeySpan Corp.	792,706	29,156
* Qwest Communications International Inc.	7,046,669	28,891
MCI Inc.	1,110,581	28,175
* NII Holdings Inc.	323,816	27,346
* Southwestern Energy Co.	371,999	27,305
* Allegheny Energy, Inc.	741,364	22,775
Wisconsin Energy Corp.	534,297	21,329
Citizens Communications Co.	1,554,040	21,057
SCANA Corp.	491,870	20,777
* NTL Inc.	308,722	20,623
Pepco Holdings, Inc.	859,654	20,004
Pinnacle West Capital Corp.	449,862	19,830
* Comcast Corp. Special Class A	680,323	19,580
CenterPoint Energy Inc.	1,271,171	18,902
CenturyTel, Inc.	522,131	18,264
MDU Resources Group, Inc.	488,650	17,420
TECO Energy, Inc.	947,999	17,083
Energy East Corp.	673,418	16,963
Aqua America, Inc.	438,663	16,678
* CMS Energy Corp.	1,001,470	16,474
DPL Inc.	579,309	16,105
Alliant Energy Corp.	529,273	15,418
ONEOK, Inc.	444,008	15,105
NSTAR	488,326	14,122
Energen Corp.	318,779	13,790
* Nextel Partners, Inc.	548,194	13,760
UGI Corp. Holding Co.	469,039	13,203
Western Gas Resources, Inc.	255,704	13,100
AGL Resources Inc.	337,969	12,542
National Fuel Gas Co.	364,202	12,456
Northeast Utilities	592,535	11,821
OGE Energy Corp.	416,420	11,701
* Southern Union Co.	431,998	11,133
Puget Energy, Inc.	460,214	10,806
* Alamosa Holdings, Inc.	621,375	10,632
Atmos Energy Corp.	365,709	10,331
Hawaiian Electric Industries Inc.	369,547	10,303
Great Plains Energy, Inc.	344,294	10,298
Vectren Corp.	347,409	9,849
Westar Energy, Inc.	397,649	9,595
WPS Resources Corp.	164,571	9,512
Telephone & Data Systems, Inc.	234,765	9,156
* Kinder Morgan Management, LLC	179,005	8,871
Telephone & Data Systems, Inc. - Special Common Shares	234,470	8,804
Piedmont Natural Gas, Inc.	349,276	8,791
PNM Resources Inc.	303,145	8,691
NICOR Inc.	203,386	8,548
*^ Sierra Pacific Resources	538,818	8,001
WGL Holdings Inc.	221,837	7,128
*^ Level 3 Communications, Inc.	3,012,566	6,989
Peoples Energy Corp.	173,768	6,843
Black Hills Corp.	144,799	6,280
^ Duquesne Light Holdings, Inc.	357,876	6,159
ALLETE, Inc.	131,520	6,025
New Jersey Resources Corp.	128,274	5,898
IDACORP, Inc.	194,799	5,869
Cleco Corp.	227,114	5,355
UniSource Energy Corp.	158,918	5,282
* Cincinnati Bell Inc.	1,140,289	5,029
NorthWestern Corp.	163,424	4,934
Northwest Natural Gas Co.	124,103	4,619
* Dobson Communications Corp.	578,184	4,440
* El Paso Electric Co.	207,327	4,323
Southwest Gas Corp.	157,725	4,320
Avista Corp.	205,110	3,979
* Price Communications Corp.	235,975	3,882
* U.S. Cellular Corp.	72,424	3,869
* Aquila, Inc.	946,103	3,747
South Jersey Industries, Inc.	121,508	3,541
Commonwealth Telephone Enterprises, Inc.	93,555	3,527
Otter Tail Corp.	110,022	3,404
CH Energy Group, Inc.	68,959	3,274
California Water Service Group	78,675	3,241
UIL Holdings Corp.	61,332	3,208
MGE Energy, Inc.	80,725	2,947
* IDT Corp. Class B	237,900	2,900
The Laclede Group, Inc.	88,349	2,870
* UbiquiTel Inc.	304,708	2,663
Empire District Electric Co.	112,101	2,564
American States Water Co.	76,029	2,544
* Premiere Global Services, Inc.	292,749	2,395
* USA Mobility, Inc.	85,466	2,306
* Mediacom Communications Corp.	301,058	2,222
* General Communication, Inc.	187,653	1,858
* Centennial Communications Corp. Class A	113,847	1,705
Surewest Communications	57,437	1,647
* Time Warner Telecom Inc.	200,131	1,561
SJW Corp.	28,183	1,361
Shenandoah Telecommunications Co.	30,000	1,236
* Talk America Holdings, Inc.	130,445	1,230
North Pittsburgh Systems, Inc.	59,019	1,205
Alaska Communications Systems Holdings, Inc.	99,031	1,133
* Intrado Inc.	60,881	1,098
Cascade Natural Gas Corp.	49,855	1,085
Middlesex Water Co.	47,943	1,076
Central Vermont Public Service Corp.	53,168	930
Chesapeake Utilities Corp.	25,244	887
Connecticut Water Services, Inc.	35,399	875
CT Communications, Inc.	70,194	868
EnergySouth, Inc.	31,317	864
* IDT Corp.	64,834	797
Iowa Telecommunications Services Inc.	46,925	789
York Water Co.	30,200	780
Green Mountain Power Corp.	22,363	736
*^ Suncom Wireless Holdings, Inc. Class A	212,425	731
^ Southwest Water Co.	45,986	667
Warwick Valley Telephone Co.	21,258	484
D&E Communications, Inc.	49,861	452
Hickory Tech Corp.	48,387	426
Hector Communications Corp.	13,769	401
* Semco Energy Inc.	52,650	347
Atlantic Tele-Network, Inc.	9,946	330
*^ Primus Telecommunications Group, Inc.	294,670	301
Maine & Maritimes Corp.	14,254	281
* US LEC Corp. Class A	73,225	140
* Covista Communications, Inc.	71,737	91
* Pac-West Telecom, Inc.	113,496	90
* Boston Communications Group, Inc.	72,933	82
UNITILI Corp.	1,500	42
* Penn Octane Corp.	40,749	24
* FiberNet Telecom Group, Inc.	5,133	11
* Trinsic Inc.	4,344	7
* XO Communications, Inc.	414	1

		4,413,408

Other (4.2%)
General Electric Co.	48,226,062	1,623,772
Tyco International Ltd.	9,186,795	255,852
3M Co.	3,325,121	243,931
Honeywell International Inc.	3,685,676	138,213
* Berkshire Hathaway Inc. Class A	848	69,536
Johnson Controls, Inc.	873,915	54,226
Fortune Brands, Inc.	662,822	53,907
ITT Industries, Inc.	398,876	45,312
Eaton Corp.	651,447	41,399
Textron, Inc.	553,021	39,663
* Berkshire Hathaway Inc. Class B	11,768	32,138
Brunswick Corp.	421,695	15,911
SPX Corp.	342,255	15,727
Hillenbrand Industries, Inc.	253,834	11,943
Teleflex Inc.	167,106	11,781
* McDermott International, Inc.	284,319	10,409
Carlisle Co., Inc.	144,277	9,172
Walter Industries, Inc.	178,894	8,751
Trinity Industries, Inc.	206,994	8,381
Lancaster Colony Corp.	128,260	5,515
* GenCorp, Inc.	200,368	3,737
Raven Industries, Inc.	71,544	2,093
Kaman Corp. Class A	79,033	1,616
* Sequa Corp. Class A	20,678	1,220
* United Capital Corp.	14,620	343
*^ GP Strategies Corp.	29,600	267
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/07	235,171	253

		2,705,068

TOTAL COMMON STOCKS
(Cost $52,609,311)	63,684,367

TEMPORARY CASH INVESTMENTS (1.6%)

Money Market Fund (1.6%)
** Vanguard Market Liquidity Fund, 3.744%	1,000,249,406	1,000,249

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
†Federal National Mortgage Assn
(1)3.460%, 10/12/05	30,000	29,972

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,030,221)		1,030,221

TOTAL INVESTMENTS (100.9%)
(Cost $53,639,532)		64,714,588

OTHER ASSETS AND LIABILITIES—NET (-0.9%)		(592,526)

NET ASSETS (100%)		$64,122,062

* Non-income-producing security.
  ^ Part of security position is on loan to broker/dealers.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1) Securities with a value of $29,972,000 have been segregated as initial margin for open futures contracts.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $53,639,532,000. Net unrealized appreciation of investment securities for tax purposes was $11,075,056,000, consisting of unrealized gains of $14,967,660,000 on securities that had risen in value since their purchase and $3,892,604,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,209	373,067	333
E-mini S&P 500 Index	505	31,166	(88)
S&P MidCap 400 Index	79	28,468	38
Russell 2000 Index	24	8,065	(67)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

		Vanguard Value Index Fund Schedule of Investments September 30, 2005
			Shares	Market Value ($000)

		COMMON STOCKS (100.0%)

		Auto & Transportation (1.9%)
		Burlington Northern Santa Fe Corp.	422,630	$25,273
		Union Pacific Corp.	280,282	20,096
		Ford Motor Co.	1,986,018	19,582
		Norfolk Southern Corp.	453,539	18,396
	^	General Motors Corp.	507,776	15,543
		CSX Corp.	243,008	11,295
		Genuine Parts Co.	195,892	8,404
		Lear Corp.	75,118	2,552
		Dana Corp.	168,342	1,584
		Delphi Corp.	566,678	1,564
*		TRW Automotive Holdings Corp.	38,809	1,139

				125,428

		Consumer Discretionary (7.8%)
		Time Warner, Inc.	5,150,262	93,271
		The Walt Disney Co.	2,290,831	55,278
		Viacom Inc. Class B	1,578,759	52,115
		McDonald's Corp.	1,422,421	47,637
		Kimberly-Clark Corp.	536,970	31,966
		Cendant Corp.	1,180,097	24,357
		Federated Department Stores, Inc.	299,719	20,042
		Gannett Co., Inc.	278,634	19,178
		Starwood Hotels & Resorts Worldwide, Inc.	242,586	13,869
*		Office Depot, Inc.	354,592	10,531
		Waste Management, Inc.	318,504	9,112
		Tribune Co.	249,164	8,444
		R.R. Donnelley & Sons Co.	227,423	8,431
		Limited Brands, Inc.	388,008	7,927
		Nordstrom, Inc.	230,518	7,911
		Eastman Kodak Co.	321,948	7,833
		Newell Rubbermaid, Inc.	309,078	7,001
		Clear Channel Communications, Inc.	183,048	6,020
*		Expedia, Inc.	302,675	5,996
		VF Corp.	100,713	5,838
		Wendy's International, Inc.	128,912	5,820
		Whirlpool Corp.	75,164	5,695
		Royal Caribbean Cruises, Ltd.	124,470	5,377
		Knight Ridder	83,556	4,903
		Manpower Inc.	100,939	4,481
		ServiceMaster Co.	326,729	4,424
		The Stanley Works	92,969	4,340
		Leggett & Platt, Inc.	212,522	4,293
*		Discovery Holding Co. Class A	285,721	4,126
*		AutoNation, Inc.	206,065	4,115
		Foot Locker, Inc.	175,757	3,856
		Jones Apparel Group, Inc.	135,264	3,855
		Circuit City Stores, Inc.	211,118	3,623
		Hasbro, Inc.	179,836	3,534
		International Flavors & Fragrances, Inc.	89,733	3,198
		Reebok International Ltd.	53,453	3,024
		Sabre Holdings Corp.	147,120	2,984
*		Interpublic Group of Cos., Inc.	236,797	2,756
		Belo Corp. Class A	109,944	2,513
*		Allied Waste Industries, Inc.	259,225	2,190
		The Neiman Marcus Group, Inc. Class A	16,692	1,668
		New York Times Co. Class A	54,015	1,607
*		DreamWorks Animation SKG, Inc.	46,704	1,292
		The McClatchy Co. Class A	11,528	752
		Hearst-Argyle Television Inc.	28,790	740
		The Neiman Marcus Group, Inc. Class B	7,031	702
		Regal Entertainment Group Class A	22,796	457

				529,082

		Consumer Staples (5.7%)
		Altria Group, Inc.	2,324,107	171,310
		The Coca-Cola Co.	1,580,736	68,272
		General Mills, Inc.	373,297	17,993
		Sara Lee Corp.	883,220	16,737
		ConAgra Foods, Inc.	581,286	14,387
		H.J. Heinz Co.	392,905	14,357
		Safeway, Inc.	503,035	12,878
		Albertson's, Inc.	351,083	9,005
		Kraft Foods Inc.	293,456	8,977
		Reynolds American Inc.	99,175	8,234
		UST, Inc.	185,602	7,769
*		Constellation Brands, Inc. Class A	216,158	5,620
		Molson Coors Brewing Co. Class B	78,027	4,995
		SuperValu Inc.	152,310	4,740
		Tyson Foods, Inc.	254,185	4,588
		J.M. Smucker Co.	62,355	3,027
		Carolina Group	76,197	3,020
*		Smithfield Foods, Inc.	100,052	2,970
		Hormel Foods Corp.	85,356	2,816
		PepsiAmericas, Inc.	76,707	1,744
		McCormick & Co., Inc.	47,251	1,542

				384,981

		Financial Services (34.2%)
		Citigroup, Inc.	5,838,009	265,746
		Bank of America Corp.	4,513,075	190,000
		JPMorgan Chase & Co.	3,948,795	133,983
		Wells Fargo & Co.	1,893,620	110,909
		American International Group, Inc.	1,608,959	99,691
		Wachovia Corp.	1,769,103	84,192
		Merrill Lynch & Co., Inc.	1,004,922	61,652
		Morgan Stanley	1,106,592	59,690
		U.S. Bancorp	2,056,777	57,754
		The Goldman Sachs Group, Inc.	453,273	55,109
		Fannie Mae	1,086,265	48,686
		Freddie Mac	772,821	43,633
		MetLife, Inc.	823,043	41,012
		Prudential Financial, Inc.	583,593	39,428
		Allstate Corp.	712,498	39,394
		Washington Mutual, Inc.	978,759	38,387
		St. Paul Travelers Cos., Inc.	756,120	33,927
		MBNA Corp.	1,351,473	33,300
		Lehman Brothers Holdings, Inc.	263,783	30,725
		SunTrust Banks, Inc.	385,294	26,759
		The Hartford Financial Services Group Inc.	332,952	25,694
		The Bank of New York Co., Inc.	871,582	25,633
		BB&T Corp.	613,163	23,944
		National City Corp.	714,545	23,894
		The Chubb Corp.	219,159	19,626
		Fifth Third Bancorp	529,274	19,440
		PNC Financial Services Group	324,450	18,825
		Simon Property Group, Inc. REIT	234,127	17,353
		The Principal Financial Group, Inc.	329,775	15,621
		Regions Financial Corp.	494,445	15,387
		Mellon Financial Corp.	475,044	15,187
		Equity Office Properties Trust REIT	457,483	14,964
		KeyCorp	457,637	14,759
		Countrywide Financial Corp.	428,656	14,137
		North Fork Bancorp, Inc.	536,050	13,669
		Loews Corp.	145,890	13,482
		Bear Stearns Co., Inc.	121,208	13,303
		Vornado Realty Trust REIT	141,175	12,229
		Equity Residential REIT	321,763	12,179
		ProLogis REIT	273,703	12,128
		Genworth Financial Inc.	368,635	11,885
		General Growth Properties Inc. REIT	253,663	11,397
		CIGNA Corp.	95,419	11,246
		Comerica, Inc.	189,355	11,153
		CIT Group Inc.	236,060	10,665
		Lincoln National Corp.	194,961	10,142
		AmSouth Bancorp	395,866	10,000
		ACE Ltd.	209,568	9,864
		Aon Corp.	303,327	9,731
		Marshall & Ilsley Corp.	218,545	9,509
		Archstone-Smith Trust REIT	237,749	9,479
		MBIA, Inc.	152,010	9,215
		Capital One Financial Corp.	114,051	9,069
		Sovereign Bancorp, Inc.	408,957	9,013
		Boston Properties, Inc. REIT	124,202	8,806
		Ambac Financial Group, Inc.	121,458	8,752
		Fidelity National Financial, Inc.	184,289	8,205
		M & T Bank Corp.	76,546	8,092
		Plum Creek Timber Co. Inc. REIT	206,044	7,811
		Jefferson-Pilot Corp.	152,429	7,800
		SAFECO Corp.	139,873	7,466
		Cincinnati Financial Corp.	177,043	7,416
		Zions Bancorp	100,577	7,162
		Avalonbay Communities, Inc. REIT	81,890	7,018
		XL Capital Ltd. Class A	102,273	6,958
		Popular, Inc.	284,909	6,900
		UnumProvident Corp.	334,006	6,847
		MGIC Investment Corp.	105,960	6,803
		Kimco Realty Corp. REIT	215,920	6,784
		Public Storage, Inc. REIT	94,149	6,308
		Torchmark Corp.	116,788	6,170
		Golden West Financial Corp.	102,662	6,097
		Compass Bancshares Inc.	132,042	6,052
		Marsh & McLennan Cos., Inc.	198,663	6,037
*		Providian Financial Corp.	329,880	5,832
		Huntington Bancshares Inc.	247,404	5,559
		Duke Realty Corp. REIT	161,087	5,458
		Developers Diversified Realty Corp. REIT	115,635	5,400
		Old Republic International Corp.	194,928	5,199
		Radian Group, Inc.	96,589	5,129
		iStar Financial Inc. REIT	126,157	5,101
		Assurant, Inc.	131,804	5,016
		Mercantile Bankshares Corp.	91,930	4,953
		First Horizon National Corp.	132,165	4,804
		UnionBanCal Corp.	64,969	4,530
		New York Community Bancorp, Inc.	268,221	4,399
		The Macerich Co. REIT	66,904	4,345
		Regency Centers Corp. REIT	74,891	4,302
	^	Allied Capital Corp.	149,858	4,290
		AMB Property Corp. REIT	94,430	4,240
		Associated Banc-Corp.	138,434	4,219
		The PMI Group Inc.	105,072	4,189
		Liberty Property Trust REIT	97,695	4,156
		Apartment Investment & Management Co. Class A REIT	106,783	4,141
		Host Marriott Corp. REIT	243,917	4,122
		Health Care Properties Investors REIT	150,641	4,066
		Everest Re Group, Ltd.	41,170	4,031
		PartnerRe Ltd.	61,804	3,959
		Leucadia National Corp.	90,521	3,901
		A.G. Edwards & Sons, Inc.	86,474	3,788
		Janus Capital Group Inc.	254,281	3,674
		TCF Financial Corp.	136,562	3,653
		Weingarten Realty Investors REIT	95,059	3,598
		RenaissanceRe Holdings Ltd.	75,968	3,322
		W.R. Berkley Corp.	83,245	3,287
		Commerce Bancshares, Inc.	63,701	3,279
		City National Corp.	46,734	3,276
		Hospitality Properties Trust REIT	76,335	3,272
		Protective Life Corp.	74,320	3,060
		Fulton Financial Corp.	180,563	3,024
		Arthur J. Gallagher & Co.	104,619	3,014
		Astoria Financial Corp.	110,193	2,911
		Independence Community Bank Corp.	84,734	2,889
		New Plan Excel Realty Trust REIT	115,901	2,660
		Valley National Bancorp	115,774	2,651
		TD Banknorth, Inc.	87,493	2,637
		Nationwide Financial Services, Inc.	64,478	2,582
		Unitrin, Inc.	54,103	2,568
*		E*TRADE Financial Corp.	144,388	2,541
		Wilmington Trust Corp.	68,115	2,483
		Axis Capital Holdings Ltd.	78,421	2,236
		Mercury General Corp.	30,617	1,837
	^	Friedman, Billings, Ramsey Group, Inc. REIT	164,951	1,681
		Transatlantic Holdings, Inc.	29,440	1,678
		BOK Financial Corp.	23,352	1,125
*	(1)	Ameriprise Financial, Inc.	24,773	887
		Capitol Federal Financial	25,075	858
		Erie Indemnity Co. Class A	15,725	830
		Student Loan Corp.	2,268	537

				2,312,462

		Health Care (6.5%)
		Pfizer Inc.	8,344,089	208,352
		Merck & Co., Inc.	2,472,475	67,276
		Bristol-Myers Squibb Co.	2,193,102	52,766
		Wyeth	976,371	45,177
		Eli Lilly & Co.	572,219	30,625
*		Humana Inc.	172,421	8,256
*		PacifiCare Health Systems, Inc.	97,888	7,810
		AmerisourceBergen Corp.	76,103	5,883
*		Triad Hospitals, Inc.	95,756	4,335
*		King Pharmaceuticals, Inc.	271,358	4,173
*		Tenet Healthcare Corp.	263,051	2,954
		Omnicare, Inc.	41,168	2,315
*		Health Net Inc.	44,109	2,087

				442,009

		Integrated Oils (11.9%)
		ExxonMobil Corp.	7,143,712	453,911
		Chevron Corp.	2,543,203	164,622
		ConocoPhillips Co.	1,483,635	103,721
		Occidental Petroleum Corp.	446,932	38,181
		Marathon Oil Corp.	408,105	28,131
		Amerada Hess Corp.	93,240	12,821
		Murphy Oil Corp.	120,841	6,026

				807,413

		Other Energy (3.6%)
		Valero Energy Corp.	325,892	36,845
		Burlington Resources, Inc.	432,670	35,185
		Devon Energy Corp.	502,873	34,517
		Anadarko Petroleum Corp.	264,494	25,325
		Williams Cos., Inc.	640,634	16,048
		Chesapeake Energy Corp.	359,477	13,750
		Peabody Energy Corp.	146,856	12,387
		Kerr-McGee Corp.	124,561	12,096
		Sunoco, Inc.	154,473	12,080
		El Paso Corp.	739,472	10,279
		Apache Corp.	128,987	9,702
		Noble Energy, Inc.	195,182	9,154
*		Newfield Exploration Co.	132,797	6,520
*		NRG Energy, Inc.	97,706	4,162
*		Cimarex Energy Co.	90,931	4,122
		Pogo Producing Co.	68,468	4,036

				246,208

		Materials & Processing (4.4%)
		Dow Chemical Co.	1,078,751	44,952
		Alcoa Inc.	978,825	23,903
		Weyerhaeuser Co.	272,533	18,737
		Archer-Daniels-Midland Co.	663,137	16,353
		International Paper Co.	522,741	15,578
		Air Products & Chemicals, Inc.	257,320	14,189
		Phelps Dodge Corp.	108,700	14,123
		Newmont Mining Corp. (Holding Co.)	250,338	11,808
		PPG Industries, Inc.	192,708	11,406
		Nucor Corp.	179,827	10,608
		Masco Corp.	316,537	9,711
		Georgia Pacific Group	262,553	8,943
		Vulcan Materials Co.	114,651	8,508
		Lyondell Chemical Co.	248,324	7,107
		Rohm & Haas Co.	163,813	6,738
		Bunge Ltd.	124,518	6,552
		Sherwin-Williams Co.	132,698	5,848
		MeadWestvaco Corp.	209,021	5,773
		United States Steel Corp.	128,040	5,422
		Temple-Inland Inc.	119,422	4,878
		Eastman Chemical Co.	90,194	4,236
		Ashland, Inc.	73,610	4,066
		Engelhard Corp.	135,230	3,774
		Avery Dennison Corp.	68,500	3,589
*		Owens-Illinois, Inc.	170,674	3,519
		Freeport-McMoRan Copper & Gold, Inc. Class B	70,737	3,437
		Chemtura Corp.	261,847	3,252
		Fluor Corp.	48,661	3,133
*		Smurfit-Stone Container Corp.	284,562	2,948
		Sonoco Products Co.	105,850	2,891
		Bemis Co., Inc.	114,387	2,825
		Lafarge North America Inc.	36,190	2,447
		Valspar Corp.	108,674	2,430
*		The Mosaic Co.	148,652	2,381
		Bowater Inc.	62,572	1,769
		Packaging Corp. of America	72,261	1,403

				299,237

		Producer Durables (3.5%)
		Emerson Electric Co.	467,720	33,582
		The Boeing Co.	294,797	20,031
		Northrop Grumman Corp.	362,602	19,707
		Deere & Co.	271,715	16,629
		Applied Materials, Inc.	922,132	15,639
		Ingersoll-Rand Co.	378,242	14,460
		Pitney Bowes, Inc.	258,254	10,780
*		Agilent Technologies, Inc.	322,142	10,550
		Parker Hannifin Corp.	134,925	8,677
		D. R. Horton, Inc.	205,103	7,429
*		Xerox Corp.	537,329	7,335
		Cooper Industries, Inc. Class A	104,293	7,211
		Pulte Homes, Inc.	159,782	6,858
		Dover Corp.	148,734	6,067
		Centex Corp.	93,368	6,030
		Goodrich Corp.	128,429	5,695
*		Thermo Electron Corp.	180,742	5,585
		W.W. Grainger, Inc.	86,571	5,447
		Lennar Corp. Class A	89,648	5,357
		KB HOME	59,444	4,351
		Novellus Systems, Inc.	154,826	3,883
		Hubbell Inc. Class B	58,676	2,754
		American Power Conversion Corp.	97,548	2,527
*		Crown Castle International Corp.	86,195	2,123
*		Toll Brothers, Inc.	45,541	2,034
		Pall Corp.	69,778	1,919
*		Teradyne, Inc.	76,668	1,265
		Tektronix, Inc.	34,766	877

				234,802

		Technology (4.8%)
		Hewlett-Packard Co.	3,249,517	94,886
		Motorola, Inc.	2,751,916	60,790
		General Dynamics Corp.	191,170	22,854
		Raytheon Co.	507,343	19,289
*		Computer Sciences Corp.	214,554	10,151
*		Micron Technology, Inc.	689,619	9,172
		Flextronics International Ltd.	634,202	8,150
*		Lucent Technologies, Inc.	2,484,345	8,074
		Computer Associates International, Inc.	265,235	7,376
		National Semiconductor Corp.	254,418	6,691
*		Advanced Micro Devices, Inc.	221,405	5,579
*		Freescale Semiconductor, Inc. Class A	230,383	5,393
*		BMC Software, Inc.	248,625	5,246
*		Sun Microsystems, Inc.	1,336,124	5,238
*		Freescale Semiconductor, Inc. Class B	220,701	5,204
*		Tellabs, Inc.	477,408	5,022
*		LSI Logic Corp.	434,688	4,282
*		Solectron Corp.	1,089,772	4,261
*		Compuware Corp.	434,830	4,131
*		Cadence Design Systems, Inc.	201,556	3,257
		Scientific-Atlanta, Inc.	85,568	3,210
*		Ingram Micro, Inc. Class A	151,914	2,817
*		Sanmina-SCI Corp.	590,834	2,535
*		Unisys Corp.	380,441	2,526
		Seagate Technology	150,075	2,379
*		Vishay Intertechnology, Inc.	185,614	2,218
*		Comverse Technology, Inc.	78,761	2,069
*		Fairchild Semiconductor International, Inc.	134,123	1,993
*		JDS Uniphase Corp.	840,220	1,865
		Intersil Corp.	85,546	1,863
*		Novell, Inc.	213,056	1,587
*		Synopsys, Inc.	80,844	1,528
		Symbol Technologies, Inc.	95,417	924
		AVX Corp.	68,178	869

				323,429

		Utilities (11.1%)
		Verizon Communications Inc.	3,105,425	101,516
		SBC Communications Inc.	3,718,082	89,122
		BellSouth Corp.	2,054,819	54,042
		Exelon Corp.	750,976	40,132
		Dominion Resources, Inc.	382,183	32,921
		Duke Energy Corp.	1,040,024	30,338
		Southern Co.	835,374	29,873
		Alltel Corp.	386,532	25,167
		FPL Group, Inc.	417,778	19,886
		FirstEnergy Corp.	370,028	19,286
		AT&T Corp.	899,141	17,803
		Entergy Corp.	237,821	17,675
		Public Service Enterprise Group, Inc.	267,802	17,236
		American Electric Power Co., Inc.	430,840	17,104
		PG&E Corp.	420,978	16,523
		Edison International	347,263	16,419
		PPL Corp.	425,859	13,768
		Consolidated Edison Inc.	272,810	13,245
		Constellation Energy Group, Inc.	199,275	12,275
		Progress Energy, Inc.	265,205	11,868
		Ameren Corp.	219,896	11,762
		Sempra Energy	241,795	11,379
		Kinder Morgan, Inc.	109,542	10,534
		Cinergy Corp.	211,577	9,396
		DTE Energy Co.	195,353	8,959
		Xcel Energy, Inc.	451,118	8,846
		Questar Corp.	95,137	8,383
		NiSource, Inc.	305,226	7,402
		KeySpan Corp.	195,081	7,175
		MCI Inc.	273,562	6,940
		Wisconsin Energy Corp.	131,295	5,241
		Citizens Communications Co.	381,849	5,174
		SCANA Corp.	120,852	5,105
		Pepco Holdings, Inc.	211,681	4,926
		Pinnacle West Capital Corp.	110,267	4,861
		CenterPoint Energy Inc.	311,785	4,636
		CenturyTel, Inc.	128,065	4,480
		MDU Resources Group, Inc.	119,649	4,265
		TECO Energy, Inc.	232,359	4,187
		Energy East Corp.	165,175	4,161
		DPL Inc.	141,869	3,944
		Alliant Energy Corp.	130,207	3,793
		NSTAR	119,651	3,460
		Northeast Utilities	145,204	2,897
*		Qwest Communications International Inc.	606,217	2,485
*		NTL Inc.	26,657	1,781
*		U.S. Cellular Corp.	18,008	962

				753,333

		Other (4.6%)
		General Electric Co.	5,951,052	200,372
		3M Co.	533,310	39,124
		Honeywell International Inc.	909,511	34,107
		Johnson Controls, Inc.	215,496	13,372
		Eaton Corp.	160,751	10,216
		Textron, Inc.	136,387	9,782
		SPX Corp.	84,339	3,875
		Hillenbrand Industries, Inc.	62,112	2,922

				313,770

		TOTAL COMMON STOCKS
		(Cost $5,666,979)		6,772,154

		TEMPORARY CASH INVESTMENT (0.2%)

	**	Vanguard Market Liquidity Fund, 3.744%
		(Cost $16,726)	16,726,300	16,726

		TOTAL INVESTMENTS (100.2%)
		(Cost $5,683,705)		6,788,880

		OTHER ASSETS AND LIABILITIES—NET (-0.2%)		(14,518)

		NET ASSETS (100%)		$6,774,362

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of September 30, 2005.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $5,683,705,000. Net unrealized appreciation of investment securities for tax purposes was $1,105,175,000, consisting of unrealized gains of $1,516,356,000 on securities that had risen in value since their purchase and $411,181,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund
Schedule of Investments
September 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.9%)

Auto & Transportation (1.9%)
United Parcel Service, Inc.	1,026,949	$70,993
FedEx Corp.	474,082	41,307
Harley-Davidson, Inc.	470,266	22,780
PACCAR, Inc.	272,834	18,523
Southwest Airlines Co.	1,166,876	17,328
Expeditors International of Washington, Inc.	176,098	9,999
C.H. Robinson Worldwide, Inc.	133,032	8,530
Gentex Corp.	244,942	4,262
* JetBlue Airways Corp.	129,916	2,287

		196,009

Consumer Discretionary (19.5%)
Wal-Mart Stores, Inc.	4,187,762	183,508
Home Depot, Inc.	3,546,053	135,246
* Google Inc.	315,774	99,930
Gillette Co.	1,621,580	94,376
Lowe's Cos., Inc.	1,215,495	78,278
Target Corp.	1,386,489	72,000
* Yahoo! Inc.	2,076,406	70,266
* eBay Inc.	1,672,481	68,906
The News Corp., Inc.	3,161,919	49,294
Carnival Corp.	734,233	36,697
Costco Wholesale Corp.	789,122	34,003
* Liberty Media Corp.	4,206,357	33,861
* Starbucks Corp.	643,917	32,260
The McGraw-Hill Cos., Inc.	628,694	30,202
Best Buy Co., Inc.	690,439	30,055
* Electronic Arts Inc.	508,703	28,940
Staples, Inc.	1,216,965	25,946
NIKE, Inc. Class B	314,946	25,725
* Kohl's Corp.	510,549	25,619
Omnicom Group Inc.	302,935	25,334
* Sears Holdings Corp.	190,643	23,720
Yum! Brands, Inc.	478,678	23,173
* Amazon.com, Inc.	509,078	23,061
Avon Products, Inc.	779,762	21,054
J.C. Penney Co., Inc. (Holding Co.)	434,958	20,626
Marriott International, Inc. Class A	313,143	19,728
* Bed Bath & Beyond, Inc.	488,034	19,609
* Coach, Inc.	623,059	19,539
* DirecTV Group, Inc.	1,260,805	18,887
Harrah's Entertainment, Inc.	284,776	18,565
The Gap, Inc.	1,043,283	18,184
* Apollo Group, Inc. Class A	254,372	16,888
Clear Channel Communications, Inc.	500,358	16,457
TJX Cos., Inc.	777,210	15,917
News Corp., Inc., Class B	949,319	15,664
International Game Technology	567,914	15,334
*^ Sirius Satellite Radio, Inc.	2,077,781	13,609
Waste Management, Inc.	469,205	13,424
Hilton Hotels Corp.	599,291	13,376
*^ XM Satellite Radio Holdings, Inc.	365,903	13,140
* Fisher Scientific International Inc.	198,380	12,309
Mattel, Inc.	680,026	11,343
* IAC/InterActiveCorp	445,937	11,305
* Chico's FAS, Inc.	298,129	10,971
Black & Decker Corp.	132,188	10,851
Harman International Industries, Inc.	105,712	10,811
* Liberty Global Inc. Class A	394,057	10,671
EchoStar Communications Corp. Class A	355,819	10,522
* Univision Communications Inc.	378,550	10,043
* Liberty Global, Inc. Series C	385,732	9,933
Cintas Corp.	241,673	9,921
Robert Half International, Inc.	269,121	9,578
Tiffany & Co.	237,336	9,439
* VeriSign, Inc.	436,989	9,338
* MGM Mirage, Inc.	207,852	9,098
Dollar General Corp.	460,533	8,446
* AutoZone Inc.	98,614	8,210
Republic Services, Inc. Class A	226,694	8,000
Darden Restaurants Inc.	245,848	7,466
* Telewest Global, Inc.	323,851	7,432
* Getty Images, Inc.	86,127	7,410
Michaels Stores, Inc.	223,512	7,389
Estee Lauder Cos. Class A	211,376	7,362
Washington Post Co. Class B	9,096	7,300
Abercrombie & Fitch Co.	142,607	7,109
Liz Claiborne, Inc.	180,518	7,098
* Mohawk Industries, Inc.	88,266	7,083
* Advance Auto Parts, Inc.	177,466	6,864
E.W. Scripps Co. Class A	136,352	6,814
Fastenal Co.	106,547	6,509
* ChoicePoint Inc.	148,985	6,432
* Lamar Advertising Co. Class A	140,919	6,392
CDW Corp.	107,693	6,345
* Williams-Sonoma, Inc.	162,480	6,231
GTECH Holdings Corp.	189,772	6,084
* Career Education Corp.	169,639	6,032
* Iron Mountain, Inc.	161,775	5,937
Alberto-Culver Co. Class B	129,276	5,785
Ross Stores, Inc.	244,019	5,783
* Monster Worldwide Inc.	182,352	5,600
* Brinker International, Inc.	146,856	5,516
* CarMax, Inc.	172,941	5,408
Aramark Corp. Class B	197,309	5,270
RadioShack Corp.	211,196	5,238
Station Casinos, Inc.	78,577	5,214
Family Dollar Stores, Inc.	262,406	5,214
PETsMART, Inc.	236,306	5,147
Polo Ralph Lauren Corp.	98,042	4,932
* Urban Outfitters, Inc.	162,524	4,778
American Eagle Outfitters, Inc.	191,286	4,501
New York Times Co. Class A	147,894	4,400
* Pixar, Inc.	97,758	4,351
* Interpublic Group of Cos., Inc.	350,039	4,074
Outback Steakhouse, Inc.	109,859	4,021
*^ Wynn Resorts Ltd.	82,351	3,718
* Dollar Tree Stores, Inc.	171,487	3,713
* Weight Watchers International, Inc.	67,974	3,506
Dex Media, Inc.	124,431	3,458
Meredith Corp.	62,375	3,112
Boyd Gaming Corp.	65,658	2,831
International Speedway Corp.	48,051	2,521
The Neiman Marcus Group, Inc. Class A	24,404	2,439
Westwood One, Inc.	122,521	2,437
* Hewitt Associates, Inc.	72,336	1,973
* Columbia Sportswear Co.	26,439	1,227
The McClatchy Co. Class A	16,887	1,102
The Neiman Marcus Group, Inc. Class B	10,412	1,039
Regal Entertainment Group Class A	33,374	669

		1,969,456

Consumer Staples (8.3%)
The Procter & Gamble Co.	3,969,059	236,000
PepsiCo, Inc.	2,766,610	156,894
Walgreen Co.	1,689,103	73,392
Anheuser-Busch Cos., Inc.	1,282,670	55,206
The Coca-Cola Co.	1,252,999	54,117
Colgate-Palmolive Co.	864,367	45,630
CVS Corp.	1,321,957	38,350
Sysco Corp.	1,045,807	32,807
* The Kroger Co.	1,142,280	23,520
Kellogg Co.	407,673	18,806
Wm. Wrigley Jr. Co.	237,453	17,068
The Hershey Co.	287,941	16,214
Whole Foods Market, Inc.	107,871	14,503
The Clorox Co.	254,613	14,141
Campbell Soup Co.	374,531	11,142
* Dean Foods Co.	248,564	9,659
Coca-Cola Enterprises, Inc.	427,457	8,335
The Pepsi Bottling Group, Inc.	242,833	6,933
McCormick & Co., Inc.	129,336	4,220
Brown-Forman Corp. Class B	64,515	3,841

		840,778

Financial Services (8.2%)
American Express Co.	1,852,561	106,411
American International Group, Inc.	1,275,433	79,026
First Data Corp.	1,298,961	51,958
Automatic Data Processing, Inc.	963,758	41,480
AFLAC Inc.	828,837	37,546
SLM Corp.	693,118	37,179
Progressive Corp. of Ohio	311,974	32,686
State Street Corp.	546,746	26,747
Charles Schwab Corp.	1,839,300	26,541
Capital One Financial Corp.	311,532	24,773
Moody's Corp.	415,361	21,217
Franklin Resources Corp.	248,636	20,875
Paychex, Inc.	562,704	20,865
The Chicago Mercantile Exchange	56,591	19,088
Legg Mason Inc.	168,631	18,497
Golden West Financial Corp.	280,401	16,653
Marsh & McLennan Cos., Inc.	543,643	16,521
Northern Trust Corp.	288,958	14,607
* Fiserv, Inc.	315,994	14,495
T. Rowe Price Group Inc.	193,576	12,641
H & R Block, Inc.	518,742	12,439
Synovus Financial Corp.	411,180	11,398
Countrywide Financial Corp.	339,808	11,207
Hudson City Bancorp, Inc.	937,912	11,161
* Ameritrade Holding Corp.	465,360	9,996
CIGNA Corp.	75,618	8,912
ACE Ltd.	166,168	7,822
^ Commerce Bancorp, Inc.	254,386	7,807
White Mountains Insurance Group Inc.	12,453	7,522
Equifax, Inc.	214,471	7,494
* The Dun & Bradstreet Corp.	112,484	7,409
* E*TRADE Financial Corp.	395,719	6,965
* DST Systems, Inc.	110,313	6,048
XL Capital Ltd. Class A	81,120	5,518
Fair Isaac, Inc.	111,397	4,991
Nuveen Investments, Inc. Class A	126,079	4,966
* Markel Corp.	14,654	4,843
* CheckFree Corp.	127,858	4,836
Brown & Brown, Inc.	97,254	4,833
Federated Investors, Inc.	141,095	4,689
Eaton Vance Corp.	186,955	4,640
* WellChoice Inc.	55,653	4,224
SEI Investments Co.	108,744	4,087
Investors Financial Services Corp.	110,561	3,637
Dow Jones & Co., Inc.	87,121	3,327
Host Marriott Corp. REIT	194,031	3,279
Everest Re Group, Ltd.	32,653	3,197
W.R. Berkley Corp.	66,110	2,610
*^ CapitalSource Inc.	109,373	2,384
BlackRock, Inc.	24,585	2,179
Axis Capital Holdings Ltd.	62,311	1,776
Total System Services, Inc.	65,352	1,523
* Refco Inc.	52,831	1,494
Erie Indemnity Co. Class A	23,440	1,236
Student Loan Corp.	3,311	784

		831,039

Health Care (19.2%)
Johnson & Johnson	4,912,759	310,879
* Amgen, Inc.	2,044,518	162,887
UnitedHealth Group Inc.	2,159,753	121,378
Abbott Laboratories	2,561,923	108,625
Medtronic, Inc.	1,998,336	107,151
* WellPoint Inc.	992,573	75,257
* Genentech, Inc.	785,401	66,139
Schering-Plough Corp.	2,437,076	51,300
Eli Lilly & Co.	842,368	45,084
Cardinal Health, Inc.	707,496	44,884
Aetna Inc.	479,833	41,333
Baxter International, Inc.	1,025,477	40,886
Guidant Corp.	536,932	36,989
* Caremark Rx, Inc.	739,601	36,928
* Gilead Sciences, Inc.	746,465	36,398
Wyeth	773,967	35,811
HCA Inc.	659,400	31,598
* Genzyme Corp.-General Division	416,802	29,860
* Zimmer Holdings, Inc.	407,970	28,105
* St. Jude Medical, Inc.	598,518	28,011
* Medco Health Solutions, Inc.	502,883	27,573
* Boston Scientific Corp.	1,032,340	24,126
* Forest Laboratories, Inc.	580,499	22,622
* Biogen Idec Inc.	569,318	22,477
McKesson Corp.	470,763	22,338
Becton, Dickinson & Co.	417,189	21,873
Stryker Corp.	432,850	21,396
Allergan, Inc.	221,789	20,320
* Coventry Health Care Inc.	177,389	15,259
* Celgene Corp.	275,576	14,969
Quest Diagnostics, Inc.	284,063	14,357
* MedImmune Inc.	409,304	13,773
Biomet, Inc.	395,256	13,719
* Express Scripts Inc.	208,274	12,955
C.R. Bard, Inc.	173,637	11,465
* Laboratory Corp. of America Holdings	222,392	10,833
* Sepracor Inc.	173,085	10,210
* Hospira, Inc.	248,060	10,163
Health Management Associates Class A	407,283	9,559
IMS Health, Inc.	374,298	9,421
* Varian Medical Systems, Inc.	218,247	8,623
* IVAX Corp.	326,329	8,602
* Barr Pharmaceuticals Inc.	153,468	8,428
* Chiron Corp.	185,802	8,105
* DaVita, Inc.	165,360	7,618
Bausch & Lomb, Inc.	88,280	7,122
Mylan Laboratories, Inc.	360,201	6,937
* Patterson Cos	170,204	6,813
DENTSPLY International Inc.	126,072	6,810
* Lincare Holdings, Inc.	163,580	6,715
* Invitrogen Corp.	85,945	6,466
Omnicare, Inc.	112,659	6,335
* Watson Pharmaceuticals, Inc.	172,828	6,327
* Henry Schein, Inc.	143,315	6,108
* Health Net Inc.	121,016	5,726
* Community Health Systems, Inc.	147,335	5,718
* WebMD Corp.	499,940	5,539
Beckman Coulter, Inc.	102,344	5,525
Manor Care, Inc.	143,006	5,493
* Millipore Corp.	82,678	5,200
* Millennium Pharmaceuticals, Inc.	509,242	4,751
AmerisourceBergen Corp.	60,387	4,668
* Cephalon, Inc.	95,885	4,451
* Tenet Healthcare Corp.	388,129	4,359
Universal Health Services Class B	90,004	4,287
* Kinetic Concepts, Inc.	68,651	3,899
* ImClone Systems, Inc.	110,709	3,482
* American Pharmaceuticals Partners, Inc.	35,689	1,629

		1,934,647

Integrated Oils (0.1%)
Murphy Oil Corp.	95,897	4,782

Other Energy (4.9%)
Schlumberger Ltd.	973,337	82,130
Halliburton Co.	835,578	57,254
Baker Hughes, Inc.	559,693	33,402
* Transocean Inc.	538,733	33,030
EOG Resources, Inc.	395,216	29,602
Apache Corp.	352,427	26,510
XTO Energy, Inc.	566,471	25,672
BJ Services Co.	534,933	19,252
* Nabors Industries, Inc.	261,064	18,752
* National Oilwell Varco Inc.	284,219	18,702
GlobalSantaFe Corp.	375,935	17,150
* Weatherford International Ltd.	231,295	15,881
Noble Corp.	224,374	15,361
* Ultra Petroleum Corp.	248,501	14,135
Pioneer Natural Resources Co.	237,854	13,063
Smith International, Inc.	350,741	11,683
ENSCO International, Inc.	250,594	11,675
CONSOL Energy, Inc.	150,839	11,504
Patterson-UTI Energy, Inc.	266,103	9,601
Equitable Resources, Inc.	191,180	7,467
* Pride International, Inc.	261,140	7,445
* Cooper Cameron Corp.	90,720	6,707
Diamond Offshore Drilling, Inc.	106,386	6,516
Rowan Cos., Inc.	178,809	6,346

		498,840

Materials & Processing (2.4%)
E.I. du Pont de Nemours & Co.	1,645,671	64,461
Monsanto Co.	443,034	27,800
Praxair, Inc.	534,380	25,613
Newmont Mining Corp. (Holding Co.)	368,337	17,374
American Standard Cos., Inc.	298,701	13,905
Precision Castparts Corp.	218,236	11,588
Ecolab, Inc.	316,403	10,103
Freeport-McMoRan Copper & Gold, Inc. Class B	192,927	9,374
Masco Corp.	250,773	7,694
The St. Joe Co.	119,201	7,444
Sigma-Aldrich Corp.	113,690	7,283
* Sealed Air Corp.	138,494	6,573
Ball Corp.	172,809	6,349
* Jacobs Engineering Group Inc.	89,945	6,062
* Energizer Holdings, Inc.	106,464	6,037
Fluor Corp.	71,652	4,613
* Pactiv Corp.	246,978	4,327
* Huntsman Corp.	146,438	2,863
Avery Dennison Corp.	54,485	2,854

		242,317

Producer Durables (5.0%)
United Technologies Corp.	1,691,183	87,671
Caterpillar, Inc.	1,129,013	66,330
The Boeing Co.	806,103	54,775
Lockheed Martin Corp.	623,434	38,054
Illinois Tool Works, Inc.	407,773	33,572
Applied Materials, Inc.	1,357,960	23,031
Danaher Corp.	408,630	21,997
* American Tower Corp. Class A	660,516	16,480
KLA-Tencor Corp.	325,194	15,856
Rockwell Collins, Inc.	285,650	13,803
* Lexmark International, Inc.	204,350	12,476
* Xerox Corp.	791,545	10,805
* NVR, Inc.	10,271	9,089
* Agilent Technologies, Inc.	255,514	8,368
* Waters Corp.	193,933	8,068
* LAM Research Corp.	228,966	6,977
^ Garmin Ltd.	98,438	6,677
D. R. Horton, Inc.	162,457	5,884
Pentair, Inc.	159,450	5,820
* Crown Castle International Corp.	235,212	5,793
* Toll Brothers, Inc.	125,073	5,587
Pulte Homes, Inc.	127,027	5,452
Dover Corp.	118,034	4,815
Centex Corp.	74,068	4,783
* Alliant Techsystems, Inc.	61,016	4,555
Lennar Corp. Class A	71,065	4,247
Diebold, Inc.	118,151	4,071
American Power Conversion Corp.	143,668	3,721
* Teradyne, Inc.	210,685	3,476
Molex, Inc.	129,865	3,465
KB HOME	47,207	3,456
Pall Corp.	102,986	2,832
Molex, Inc. Class A	107,649	2,768
Tektronix, Inc.	95,413	2,407

		507,161

Technology (22.4%)
Microsoft Corp.	16,065,565	413,367
Intel Corp.	10,198,828	251,401
International Business Machines Corp.	2,665,448	213,822
* Cisco Systems, Inc.	10,558,488	189,314
* Dell Inc.	3,799,984	129,959
QUALCOMM Inc.	2,698,939	120,778
Texas Instruments, Inc.	2,746,160	93,095
* Oracle Corp.	6,370,791	78,934
* Apple Computer, Inc.	1,361,267	72,978
* EMC Corp.	3,969,730	51,368
* Corning, Inc.	2,383,961	46,082
* Symantec Corp.	1,968,965	44,617
Adobe Systems, Inc.	806,870	24,085
Maxim Integrated Products, Inc.	541,792	23,107
Analog Devices, Inc.	611,310	22,704
* Broadcom Corp.	457,595	21,466
* Accenture Ltd.	807,386	20,556
Electronic Data Systems Corp.	857,267	19,237
Linear Technology Corp.	505,483	19,001
* Juniper Networks, Inc.	765,224	18,205
Autodesk, Inc.	377,645	17,538
Xilinx, Inc.	579,542	16,140
Rockwell Automation, Inc.	303,881	16,075
* Marvell Technology Group Ltd.	329,819	15,208
L-3 Communications Holdings, Inc.	186,251	14,727
* SanDisk Corp.	299,186	14,436
* Sun Microsystems, Inc.	3,657,753	14,338
* Network Appliance, Inc.	574,600	13,641
* Intuit, Inc.	290,952	13,038
* Lucent Technologies, Inc.	3,659,631	11,894
* Altera Corp.	613,921	11,732
Computer Associates International, Inc.	390,748	10,867
* Affiliated Computer Services, Inc. Class A	198,005	10,811
* Cognizant Technology Solutions Corp.	223,629	10,419
Microchip Technology, Inc.	344,438	10,374
* NCR Corp.	308,608	9,848
Harris Corp.	220,684	9,225
* NVIDIA Corp.	265,918	9,116
* Jabil Circuit, Inc.	284,094	8,784
* McAfee Inc.	268,862	8,448
Siebel Systems, Inc.	808,716	8,354
* Advanced Micro Devices, Inc.	326,198	8,220
Applera Corp.-Applied Biosystems Group	326,015	7,577
* Avaya Inc.	709,306	7,306
* Citrix Systems, Inc.	279,615	7,030
* NAVTEQ Corp.	133,202	6,653
Seagate Technology	409,826	6,496
Amphenol Corp.	145,945	5,887
* Red Hat, Inc.	277,346	5,877
* Mercury Interactive Corp.	143,352	5,677
* Comverse Technology, Inc.	214,963	5,647
* BEA Systems, Inc.	615,162	5,524
National Semiconductor Corp.	202,199	5,318
* QLogic Corp.	151,985	5,198
* Ceridian Corp.	247,914	5,144
* International Rectifier Corp.	106,723	4,811
Scientific-Atlanta, Inc.	126,138	4,731
* Zebra Technologies Corp. Class A	113,189	4,425
* Agere Systems Inc.	298,786	3,110
* JDS Uniphase Corp.	1,242,280	2,758
Intersil Corp.	126,233	2,749
* Cadence Design Systems, Inc.	160,024	2,586
Symbol Technologies, Inc.	261,229	2,529
* Novell, Inc.	313,678	2,337
National Instruments Corp.	92,206	2,272
* Synopsys, Inc.	119,187	2,253

		2,251,204

Utilities (3.1%)
Sprint Nextel Corp.	4,639,937	110,338
* Comcast Corp. Special Class A	2,138,178	61,537
TXU Corp.	376,163	42,461
* Comcast Corp. Class A	1,377,552	40,472
* AES Corp.	1,025,118	16,843
* Cablevision Systems NY Group Class A	367,711	11,278
* NII Holdings Inc.	112,210	9,476
* Qwest Communications International Inc.	1,659,106	6,802
* Nextel Partners, Inc.	197,820	4,965
* NTL Inc.	72,868	4,868
Telephone & Data Systems, Inc. - Special Common Shares	89,870	3,375
Telephone & Data Systems, Inc.	80,299	3,132

		315,547

Other (4.9%)
General Electric Co.	8,761,367	294,996
Tyco International Ltd.	3,336,550	92,923
* Berkshire Hathaway Inc. Class B	13,536	36,967
3M Co.	422,680	31,008
Fortune Brands, Inc.	240,215	19,537
ITT Industries, Inc.	144,774	16,446
Brunswick Corp.	152,276	5,745

		497,622

TOTAL COMMON STOCKS
(Cost $7,380,293)		10,089,402

TEMPORARY CASH INVESTMENT (0.4%)
** Vanguard Market Liquidity Fund, 3.744%
(Cost $37,249)	37,248,801	37,249

TOTAL INVESTMENTS (100.3%)
(Cost $7,417,542)		10,126,651

OTHER ASSETS AND LIABILITIES—NET (-0.3%)		(32,177)

NET ASSETS (100%)		$10,094,474

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $7,417,542,000. Net unrealized appreciation of investment securities for tax purposes was $2,709,109,000, consisting of unrealized gains of $2,988,690,000 on securities that had risen in value since their purchase and $279,581,000 in unrealized losses on securities that had fallen in value since their purchase.

	Vanguard Small-Cap Index Fund Schedule of Investments September 30, 2005
		Shares	Market Value ($000)

	COMMON STOCKS (99.8%)

	Auto & Transportation (4.4%)
	BorgWarner, Inc.	346,109	$19,541
	Oshkosh Truck Corp.	445,554	19,230
	Tidewater Inc.	351,119	17,089
	CNF Inc.	322,452	16,929
*	Yellow Roadway Corp.	374,331	15,505
*	^ The Goodyear Tire & Rubber Co.	969,718	15,118
	Laidlaw International Inc.	613,695	14,833
	Landstar System, Inc.	368,007	14,731
	J.B. Hunt Transport Services, Inc.	747,644	14,213
	Polaris Industries, Inc.	262,293	12,997
	Alexander & Baldwin, Inc.	241,380	12,851
*	Navistar International Corp.	386,375	12,530
*	AMR Corp.	988,953	11,057
	Overseas Shipholding Group Inc.	169,329	9,877
*	Kansas City Southern	400,684	9,340
	OMI Corp.	515,261	9,208
	Skywest, Inc.	334,960	8,984
	UTI Worldwide, Inc.	114,252	8,877
	Visteon Corp.	798,159	7,806
	Thor Industries, Inc.	226,740	7,709
	Wabtec Corp.	272,565	7,436
	Forward Air Corp.	197,741	7,285
	Modine Manufacturing Co.	192,170	7,049
*	EGL, Inc.	252,837	6,865
	Florida East Coast Industries, Inc. Class A	148,831	6,741
*	AirTran Holdings, Inc.	530,149	6,712
	ArvinMeritor, Inc.	386,604	6,464
*	Kirby Corp.	130,601	6,456
	American Axle & Manufacturing Holdings, Inc.	264,113	6,096
	Heartland Express, Inc.	298,951	6,081
	Pacer International, Inc.	228,525	6,024
*	Aviall Inc.	174,116	5,882
	Winnebago Industries, Inc.	196,342	5,688
	Cooper Tire & Rubber Co.	371,980	5,680
	Knight Transportation, Inc.	225,290	5,488
	Werner Enterprises, Inc.	316,362	5,470
	^ General Maritime Corp.	140,348	5,166
*	Offshore Logistics, Inc.	135,542	5,015
	Arkansas Best Corp.	139,601	4,868
*	Swift Transportation Co., Inc.	269,761	4,775
*	Genesee & Wyoming Inc. Class A	149,475	4,738
*	Tenneco Automotive, Inc.	266,319	4,663
*	Alaska Air Group, Inc.	157,985	4,591
*	TBC Corp.	129,969	4,483
*	^ Fleetwood Enterprises, Inc.	340,691	4,190
*	Old Dominion Freight Line, Inc.	121,878	4,082
*	Hub Group, Inc.	107,748	3,955
*	Continental Airlines, Inc. Class B	407,687	3,938
	Wabash National Corp.	190,106	3,737
*	Gulfmark Offshore, Inc.	92,423	2,982
	^ Superior Industries International, Inc.	138,509	2,981
	Bandag, Inc.	68,657	2,943
*	Keystone Automotive Industries, Inc.	96,642	2,784
*	RailAmerica, Inc.	231,312	2,753
	Monaco Coach Corp.	171,326	2,525
*	Commercial Vehicle Group Inc.	109,049	2,284
*	Aftermarket Technology Corp.	123,956	2,280
*	Frontier Airlines, Inc.	218,720	2,139
	Sea Containers Ltd. Class A	159,035	1,864
*	ExpressJet Holdings, Inc.	182,868	1,640
	Arctic Cat, Inc.	78,230	1,607
*	Mesa Air Group Inc.	185,588	1,531
	Sauer-Danfoss, Inc.	72,531	1,451
	Marine Products Corp.	95,597	1,054
*	Hayes Lemmerz International, Inc.	220,645	988
*	Stoneridge, Inc.	104,079	856
*	Covenant Transport, Inc.	60,725	735
	Bandag, Inc. Class A	4,722	175

			453,615

	Consumer Discretionary (17.1%)
*	Activision, Inc.	1,236,405	25,285
	The Corporate Executive Board Co.	253,275	19,750
*	O'Reilly Automotive, Inc.	647,263	18,240
	Service Corp. International	1,910,130	15,835
	The Brink's Co.	348,209	14,297
*	The Cheesecake Factory Inc.	453,920	14,180
*	ITT Educational Services, Inc.	282,815	13,957
	Barnes & Noble, Inc.	367,608	13,859
	OfficeMax, Inc.	433,445	13,727
*	Penn National Gaming, Inc.	431,815	13,434
*	Laureate Education Inc.	272,327	13,336
*	Tech Data Corp.	360,435	13,232
	Snap-On Inc.	354,486	12,804
*	Saks Inc.	685,888	12,689
*	Convergys Corp.	871,388	12,522
	Claire's Stores, Inc.	518,196	12,504
*	Education Management Corp.	387,040	12,478
*	R.H. Donnelley Corp.	193,912	12,267
*	Valassis Communications, Inc.	305,976	11,927
*	AnnTaylor Stores Corp.	446,844	11,864
*	Scientific Games Corp.	382,167	11,847
*	BJ's Wholesale Club, Inc.	419,043	11,649
*	CNET Networks, Inc.	847,730	11,504
	Adesa, Inc.	519,568	11,482
*	Timberland Co.	339,252	11,460
	SCP Pool Corp.	321,458	11,229
*	Gaylord Entertainment Co.	233,460	11,124
	American Greetings Corp. Class A	397,814	10,900
*	Copart, Inc.	442,289	10,557
*	Jarden Corp.	254,998	10,473
*	Quiksilver, Inc.	724,399	10,468
	Regis Corp.	275,492	10,419
	Applebee's International, Inc.	497,436	10,292
	The Toro Co.	276,550	10,166
*	Sonic Corp.	369,312	10,101
*	Waste Connections, Inc.	286,738	10,059
	Lee Enterprises, Inc.	234,156	9,947
*	Pacific Sunwear of California, Inc.	462,547	9,917
*	Tommy Hilfiger Corp.	563,166	9,771
	MSC Industrial Direct Co., Inc. Class A	294,305	9,762
*	Wesco International, Inc.	287,689	9,744
*	United Stationers, Inc.	203,203	9,725
	Borders Group, Inc.	435,004	9,644
	CBRL Group, Inc.	286,456	9,642
*	Take-Two Interactive Software, Inc.	436,065	9,633
*	Corrections Corp. of America REIT	239,774	9,519
	John Wiley & Sons Class A	224,006	9,350
	Reader's Digest Association, Inc.	580,547	9,271
*	Tractor Supply Co.	202,433	9,241
*	Panera Bread Co.	180,004	9,213
*	Marvel Entertainment, Inc.	515,367	9,210
*	EarthLink, Inc.	854,714	9,145
	Harte-Hanks, Inc.	340,402	8,997
	Maytag Corp.	487,966	8,910
*	ValueClick, Inc.	519,441	8,877
*	PHH Corp.	323,238	8,876
*	Rent-A-Center, Inc.	457,433	8,833
*	Guitar Center, Inc.	158,359	8,743
	IKON Office Solutions, Inc.	863,472	8,617
	Dillard's Inc.	412,091	8,604
	Ruby Tuesday, Inc.	394,717	8,589
*	Zale Corp.	314,129	8,538
	Strayer Education, Inc.	90,032	8,510
*	Resources Connection, Inc.	276,708	8,199
*	United Natural Foods, Inc.	226,115	7,995
*	Men's Wearhouse, Inc.	299,385	7,994
*	Scholastic Corp.	212,835	7,866
*	Charming Shoppes, Inc.	733,710	7,829
	Banta Corp.	152,927	7,782
*	THQ Inc.	360,990	7,696
*	Argosy Gaming Co.	163,255	7,671
	Arbitron Inc.	192,395	7,665
*	Big Lots Inc.	695,686	7,646
*	MPS Group, Inc.	633,809	7,479
	Media General, Inc. Class A	128,899	7,477
	Tupperware Corp.	328,021	7,472
	Matthews International Corp.	197,532	7,465
	Wolverine World Wide, Inc.	354,140	7,455
*	Linens 'n Things, Inc.	277,386	7,406
*	Corinthian Colleges, Inc.	556,487	7,385
*	Payless ShoeSource, Inc.	418,088	7,275
*	^ Netflix.com, Inc.	277,071	7,201
*	P.F. Chang's China Bistro, Inc.	159,707	7,160
	Choice Hotel International, Inc.	109,021	7,047
	Phillips-Van Heusen Corp.	225,862	7,006
*	DeVry, Inc.	366,644	6,985
	The Yankee Candle Co., Inc.	279,392	6,845
*	CEC Entertainment Inc.	214,938	6,826
*	School Specialty, Inc.	139,725	6,816
*	Labor Ready, Inc.	262,326	6,729
*	FTI Consulting, Inc.	263,858	6,665
*	Radio One, Inc. Class D	506,388	6,659
	Chemed Corp.	153,067	6,634
*	aQuantive, Inc.	328,688	6,617
*	Aztar Corp.	213,294	6,572
	Catalina Marketing Corp.	288,976	6,571
	Ethan Allen Interiors, Inc.	209,589	6,571
*	Entercom Communications Corp.	207,375	6,551
*	^ Dick's Sporting Goods, Inc.	216,246	6,511
*	Jack in the Box Inc.	215,316	6,440
*	PETCO Animal Supplies, Inc.	300,656	6,362
*	Bright Horizons Family Solutions, Inc.	165,532	6,356
	Callaway Golf Co.	421,027	6,353
*	The Warnaco Group, Inc.	282,622	6,192
	ADVO, Inc.	191,314	5,986
	Pier 1 Imports Inc.	530,241	5,976
*	The Advisory Board Co.	113,374	5,900
*	Cogent Inc.	247,659	5,882
*	Too Inc.	212,712	5,835
*	Tetra Tech, Inc.	346,408	5,827
*	Navigant Consulting, Inc.	300,049	5,749
*	^ Shuffle Master, Inc.	217,145	5,739
*	Coldwater Creek Inc.	223,053	5,625
	Furniture Brands International Inc.	309,234	5,575
*	Fossil, Inc.	305,548	5,558
*	Insight Enterprises, Inc.	298,706	5,556
	Watson Wyatt & Co. Holdings	205,320	5,533
	Jackson Hewitt Tax Service Inc.	230,682	5,516
*	West Corp.	146,717	5,486
*	Spectrum Brands Inc.	232,752	5,481
*	Carter's, Inc.	95,950	5,450
*	Aeropostale, Inc.	256,206	5,444
*	Rare Hospitality International Inc.	210,077	5,399
	ABM Industries Inc.	258,735	5,384
	World Fuel Services Corp.	165,650	5,375
*	ProQuest Co.	146,291	5,296
*	Dollar Thrifty Automotive Group, Inc.	153,540	5,170
*	Genesco, Inc.	138,010	5,139
	Orient-Express Hotel Ltd.	180,222	5,122
*	Central Garden and Pet Co.	112,412	5,087
*	CoStar Group, Inc.	106,716	4,986
	Bob Evans Farms, Inc.	216,357	4,913
*	Global Imaging Systems, Inc.	143,772	4,895
	Tuesday Morning Corp.	189,185	4,894
	Nu Skin Enterprises, Inc.	256,226	4,881
	Liberty Corp.	103,637	4,860
	Aaron Rents, Inc. Class B	228,036	4,823
*	Electronics Boutique Holdings Corp.	75,912	4,770
	K-Swiss, Inc.	160,973	4,760
*	The Pantry, Inc.	126,644	4,733
	G & K Services, Inc. Class A	120,080	4,730
*	ShopKo Stores, Inc.	184,392	4,706
	Burlington Coat Factory Warehouse Corp.	123,333	4,692
*	GameStop Corp. Class B	164,986	4,684
*	Gemstar-TV Guide International, Inc.	1,562,390	4,625
*	Hibbett Sporting Goods, Inc.	207,568	4,618
	Domino's Pizza, Inc.	198,014	4,618
	The Pep Boys (Manny, Moe & Jack)	333,510	4,616
*	Citadel Broadcasting Corp.	335,891	4,612
*	Pinnacle Entertainment, Inc.	247,085	4,529
	Stage Stores, Inc.	168,040	4,515
	IHOP Corp.	110,113	4,486
	Talbots Inc.	149,919	4,486
*	^ Midway Games Inc.	292,500	4,443
*	The Sports Authority, Inc.	150,628	4,434
	United Online, Inc.	318,594	4,413
	Kellwood Co.	169,703	4,387
	Gevity HR, Inc.	160,541	4,373
*	InfoSpace, Inc.	182,303	4,352
*	Emmis Communications, Inc.	194,494	4,296
*	Hot Topic, Inc.	279,461	4,293
*	Ventiv Health, Inc.	163,133	4,276
	United Auto Group, Inc.	128,170	4,235
	^ La-Z-Boy Inc.	319,728	4,217
	MAXIMUS, Inc.	117,449	4,199
*	Cumulus Media Inc.	336,056	4,197
*	Select Comfort Corp.	208,886	4,174
	Journal Register Co.	257,430	4,165
*	Six Flags, Inc.	572,713	4,118
*	CSK Auto Corp.	276,185	4,110
	Stewart Enterprises, Inc. Class A	618,551	4,101
*	Red Robin Gourmet Burgers	89,359	4,096
*	Vail Resorts Inc.	141,118	4,057
	^ Nautilus Inc.	183,513	4,050
	CKE Restaurants Inc.	306,007	4,033
	Sonic Automotive, Inc.	181,364	4,030
*	Alderwoods Group, Inc.	245,452	4,021
*	Korn/Ferry International	244,642	4,010
	Oxford Industries, Inc.	87,863	3,964
*	CMGI Inc.	2,356,989	3,936
	Blyth, Inc.	175,634	3,915
*	LKQ Corp.	129,503	3,911
	Finish Line, Inc.	266,665	3,891
*	The Children's Place Retail Stores, Inc.	108,959	3,883
*	Papa John's International, Inc.	76,943	3,856
*	Heidrick & Struggles International, Inc.	118,855	3,849
	Hollinger International, Inc.	391,925	3,841
*	GameStop Corp. Class A	121,862	3,835
*	Texas Roadhouse, Inc.	255,334	3,804
	Amerco, Inc.	65,331	3,802
*	WMS Industries, Inc.	133,562	3,757
	Cato Corp. Class A	186,581	3,719
*	^ Central European Distribution Corp.	87,243	3,716
	Viad Corp.	135,614	3,709
*	Cox Radio, Inc.	243,464	3,701
	Rollins, Inc.	189,008	3,689
*	Hudson Highland Group, Inc.	146,334	3,654
	Kelly Services, Inc. Class A	118,076	3,620
*	RC2 Corp.	106,715	3,603
*	Group 1 Automotive, Inc.	130,436	3,600
*	^ Helen of Troy Ltd.	173,623	3,584
*	^ Cabela's Inc.	191,350	3,515
	Brown Shoe Co., Inc.	106,034	3,499
	Stein Mart, Inc.	171,510	3,482
*	Elizabeth Arden, Inc.	159,903	3,451
	Blockbuster Inc. Class A	721,446	3,427
*	^ Martha Stewart Living Omnimedia, Inc.	136,950	3,426
	Speedway Motorsports, Inc.	94,186	3,422
*	^ USANA Health Sciences, Inc.	70,268	3,352
*	Universal Technical Institute Inc.	93,957	3,346
*	Steiner Leisure Ltd.	96,855	3,290
*	Insight Communications Co., Inc.	281,581	3,275
*	California Pizza Kitchen, Inc.	111,892	3,272
*	Consolidated Graphics, Inc.	75,619	3,255
*	^ Tempur-Pedic International Inc.	270,563	3,203
	Landry's Restaurants, Inc.	109,043	3,195
*	Brightpoint, Inc.	166,216	3,181
	Ameristar Casinos, Inc.	152,562	3,179
*	The Dress Barn, Inc.	136,868	3,115
*	^ Overstock.com, Inc.	80,807	3,099
*	^ Alliance Gaming Corp.	282,114	3,061
	Christopher & Banks Corp.	219,362	3,043
*	^ Charter Communications, Inc.	2,010,790	3,016
*	Ryan's Restaurant Group, Inc.	258,223	3,013
*	K2 Inc.	262,131	2,988
	Big 5 Sporting Goods Corp.	125,217	2,988
	Bowne & Co., Inc.	208,455	2,979
*	Cross Country Healthcare, Inc.	158,057	2,934
*	Steak n Shake Co.	161,277	2,927
	Lone Star Steakhouse & Saloon, Inc.	112,443	2,924
	Journal Communications, Inc.	194,631	2,900
	Fred's, Inc.	230,645	2,885
*	Spherion Corp.	375,847	2,856
	The Stride Rite Corp.	222,319	2,850
*	CRA International Inc.	67,591	2,818
	Gray Television, Inc.	264,783	2,804
*	priceline.com, Inc.	143,269	2,768
*	99 Cents Only Stores	299,036	2,766
	Lithia Motors, Inc.	94,524	2,739
*	Entravision Communications Corp.	346,751	2,729
	Triarc Cos., Inc. Class B	178,603	2,727
*	Coinstar, Inc.	146,757	2,716
*	PRIMEDIA Inc.	638,688	2,612
*	^ Leapfrog Enterprises, Inc.	176,653	2,609
	The Marcus Corp.	129,503	2,595
*	The Gymboree Corp.	190,151	2,594
*	AMN Healthcare Services, Inc.	167,418	2,590
*	MarineMax, Inc.	101,443	2,586
*	Teletech Holdings Inc.	252,705	2,532
	Oakley, Inc.	145,961	2,531
*	JAKKS Pacific, Inc.	155,156	2,518
	Sinclair Broadcast Group, Inc.	283,716	2,517
*	Playtex Products, Inc.	225,290	2,478
*	Cost Plus, Inc.	134,184	2,435
*	GSI Commerce, Inc.	120,596	2,400
*	Life Time Fitness, Inc.	72,286	2,396
	^ Pre-Paid Legal Services, Inc.	61,870	2,394
*	Isle of Capri Casinos, Inc.	109,101	2,333
	CDI Corp.	78,372	2,315
*	Lin TV Corp.	165,067	2,303
*	LECG Corp.	99,275	2,283
	Russell Corp.	161,003	2,260
*	Skechers U.S.A., Inc.	137,626	2,253
	infoUSA Inc.	211,607	2,247
	Courier Corp.	59,277	2,217
	American Woodmark Corp.	65,720	2,208
*	^ Krispy Kreme Doughnuts, Inc.	341,323	2,137
*	^ TiVo Inc.	380,776	2,090
*	SOURCECORP, Inc.	96,703	2,073
*	^ Vertrue Inc.	56,737	2,062
*	Jo-Ann Stores, Inc.	118,769	2,055
	UniFirst Corp.	58,009	2,034
*	Guess ?, Inc.	94,562	2,026
*	Sirva Inc.	271,011	2,022
	Movado Group, Inc.	106,449	1,993
	Blockbuster Inc. Class B	440,685	1,974
*	J. Jill Group, Inc.	123,185	1,949
	bebe stores, inc.	110,918	1,941
	The Topps Co., Inc.	235,909	1,937
*	O'Charley's Inc.	135,100	1,933
*	Stamps.com Inc.	111,182	1,913
*	CBIZ Inc.	374,993	1,912
*	^ Marchex, Inc.	114,327	1,893
	CSS Industries, Inc.	57,317	1,864
	Kenneth Cole Productions, Inc.	67,786	1,850
*	Playboy Enterprises, Inc. Class B	131,164	1,849
	^ Central Parking Corp.	123,639	1,848
	Churchill Downs, Inc.	50,875	1,797
*	Forrester Research, Inc.	86,081	1,792
*	Educate, Inc.	117,561	1,763
*	Steven Madden, Ltd.	76,589	1,755
*	Spanish Broadcasting System, Inc.	243,692	1,750
	The Buckle, Inc.	51,436	1,747
*	A.C. Moore Arts & Crafts, Inc.	90,390	1,734
*	Fisher Communications, Inc.	36,893	1,718
	Handleman Co.	133,894	1,691
	Movie Gallery, Inc.	162,135	1,685
*	Revlon, Inc. Class A	523,068	1,684
*	Wireless Facilities, Inc.	283,796	1,646
*	^ Multimedia Games Inc.	163,143	1,584
	AFC Enterprises, Inc.	134,007	1,546
*	ValueVision Media, Inc.	136,016	1,544
	World Wrestling Entertainment, Inc.	115,267	1,498
*	^ Build-A-Bear-Workshop, Inc.	65,938	1,470
	Lawson Products, Inc.	40,002	1,469
*	DiamondCluster International, Inc.	191,839	1,454
*	Great Wolf Resorts, Inc.	139,337	1,441
	^ Triarc Cos., Inc. Class A	84,234	1,415
*	^ Conn's, Inc.	49,813	1,381
	Haverty Furniture Cos., Inc.	112,620	1,377
*	Salem Communications Corp.	74,675	1,377
*	Source Interlink Cos., Inc.	124,252	1,374
*	Harris Interactive Inc.	321,518	1,373
*	Asbury Automotive Group, Inc.	79,872	1,360
*	4Kids Entertainment Inc.	77,885	1,354
*	Charlotte Russe Holding Inc.	100,631	1,340
*	New York & Co., Inc.	81,053	1,329
	Clark, Inc.	78,814	1,326
*	West Marine, Inc.	89,140	1,317
*	^ JAMDAT Mobile Inc.	61,414	1,290
	Libbey, Inc.	84,754	1,288
*	Saga Communications, Inc.	96,398	1,282
	^ Action Performance Cos., Inc.	102,195	1,277
*	Autobytel Inc.	254,839	1,277
	Sturm, Ruger & Co., Inc.	133,387	1,227
*	Drugstore.com, Inc.	325,587	1,205
*	^ Blue Nile Inc.	37,802	1,196
*	Pegasus Solutions Inc.	133,047	1,195
*	MTR Gaming Group Inc.	149,154	1,195
*	NetRatings, Inc.	78,153	1,189
	^ Mannatech, Inc.	98,608	1,169
*	Regent Communications, Inc.	220,340	1,159
*	1-800-FLOWERS.COM, Inc.	161,533	1,132
	Schawk, Inc.	55,554	1,111
	Renaissance Learning, Inc.	58,676	1,044
*	Volt Information Sciences Inc.	51,341	1,043
	Russ Berrie and Co., Inc.	69,813	986
*	^ Sharper Image Corp.	76,548	965
*	DTS Inc.	52,193	879
*	1-800 Contacts, Inc.	44,550	835
	Startek, Inc.	62,039	819
	Dover Downs Gaming & Entertainment, Inc.	58,932	801
*	Learning Tree International, Inc.	56,953	752
*	First Advantage Corp. Class A	22,200	653
*	Beasley Broadcast Group, Inc.	40,647	571
*	Miva Inc.	93,299	563
*	Greenfield Online, Inc.	84,566	460
*	Kirkland's, Inc.	59,602	454
*	Medical Staffing Network Holdings, Inc.	73,051	429
*	Atari, Inc.	259,958	374
	Deb Shops, Inc.	12,395	269
*	Radio One, Inc.	321	4

			1,751,772

	Consumer Staples (1.8%)
	Church & Dwight, Inc.	389,019	14,370
*	Del Monte Foods Co.	1,221,602	13,108
*	Rite Aid Corp.	3,195,411	12,398
	Pilgrim's Pride Corp.	265,421	9,661
	Flowers Foods, Inc.	316,685	8,639
*	NBTY, Inc.	350,239	8,231
	Ralcorp Holdings, Inc.	181,422	7,605
*	7-Eleven, Inc.	210,168	7,484
	Longs Drug Stores, Inc.	173,548	7,443
*	Performance Food Group Co.	229,023	7,228
	Chiquita Brands International, Inc.	255,347	7,137
	Casey's General Stores, Inc.	276,679	6,419
	Universal Corp. (VA)	157,268	6,107
	Sensient Technologies Corp.	274,291	5,198
*	Herbalife Ltd.	168,410	5,076
	Ruddick Corp.	217,295	5,009
*	TreeHouse Foods Inc.	182,927	4,917
	Tootsie Roll Industries, Inc.	131,471	4,174
*	^ Hansen Natural Corp.	80,589	3,794
*	Hain Celestial Group, Inc.	190,602	3,698
	Seaboard Corp.	2,317	3,181
*	^ The Great Atlantic & Pacific Tea Co., Inc.	108,563	3,079
*	Peet's Coffee & Tea Inc.	78,900	2,416
	J & J Snack Foods Corp.	41,709	2,411
	Weis Markets, Inc.	58,239	2,330
	Lance, Inc.	127,372	2,224
	^ Vector Group Ltd.	107,301	2,147
	Sanderson Farms, Inc.	55,968	2,080
*	^ Wild Oats Markets Inc.	157,194	2,022
	Schweitzer-Mauduit International, Inc.	88,225	1,969
	Alliance One International, Inc.	474,460	1,680
*	Boston Beer Co., Inc. Class A	55,401	1,385
	Coca-Cola Bottling Co.	24,301	1,189
	^ American Italian Pasta Co.	111,169	1,185
	Ingles Markets, Inc.	72,218	1,141
	Farmer Brothers, Inc.	49,908	1,008
	Arden Group Inc. Class A	8,351	629

			179,772

	Financial Services (24.1%)
	^ American Capital Strategies, Ltd.	641,086	23,502
	First American Corp.	491,667	22,454
*	AmeriCredit Corp.	904,851	21,599
	United Dominion Realty Trust REIT	838,836	19,880
	Federal Realty Investment Trust REIT	321,564	19,593
*	Conseco, Inc.	927,334	19,576
	Mills Corp. REIT	343,595	18,925
	Colonial BancGroup, Inc.	843,538	18,895
	HCC Insurance Holdings, Inc.	641,106	18,291
	Ventas, Inc. REIT	567,766	18,282
	Rayonier Inc. REIT	307,882	17,740
	Camden Property Trust REIT	317,838	17,719
	^ SL Green Realty Corp. REIT	256,087	17,460
	Reckson Associates Realty Corp. REIT	499,902	17,272
	Mack-Cali Realty Corp. REIT	377,124	16,948
	Arden Realty Group, Inc. REIT	409,056	16,841
	Pan Pacific Retail Properties, Inc. REIT	248,795	16,396
	Sky Financial Group, Inc.	579,205	16,281
	Shurgard Storage Centers, Inc. Class A REIT	285,795	15,967
	HRPT Properties Trust REIT	1,285,762	15,956
	Bank of Hawaii Corp.	320,900	15,795
	Global Payments Inc.	202,646	15,750
	^ Thornburg Mortgage, Inc. REIT	611,475	15,324
	Certegy, Inc.	378,764	15,158
	IndyMac Bancorp, Inc.	382,467	15,138
	CBL & Associates Properties, Inc. REIT	365,583	14,985
*	^ Affiliated Managers Group, Inc.	205,220	14,862
	Webster Financial Corp.	329,264	14,804
	StanCorp Financial Group, Inc.	171,407	14,432
	Cullen/Frost Bankers, Inc.	286,797	14,151
*	CB Richard Ellis Group, Inc.	286,816	14,111
	AmerUs Group Co.	241,712	13,867
	BRE Properties Inc. Class A REIT	311,075	13,843
	CenterPoint Properties Corp. REIT	301,679	13,515
	Ryder System, Inc.	394,147	13,488
*	Allmerica Financial Corp.	327,566	13,476
	Trizec Properties, Inc. REIT	567,857	13,095
	Jefferies Group, Inc.	300,250	13,076
	FirstMerit Corp.	486,548	13,035
	CarrAmerica Realty Corp. REIT	354,945	12,760
	Deluxe Corp.	309,345	12,423
	Realty Income Corp. REIT	512,496	12,254
	^ Montpelier Re Holdings Ltd.	491,293	12,209
	Health Care Inc. REIT	327,442	12,145
	Essex Property Trust, Inc. REIT	134,116	12,070
	Washington Federal Inc.	531,534	11,991
*	Alliance Data Systems Corp.	306,281	11,991
	Crescent Real Estate, Inc. REIT	580,738	11,911
	Healthcare Realty Trust Inc. REIT	292,584	11,744
	Hudson United Bancorp	275,935	11,680
	The South Financial Group, Inc.	433,187	11,627
	Colonial Properties Trust REIT	258,473	11,497
	MoneyGram International, Inc.	528,820	11,481
	Alexandria Real Estate Equities, Inc. REIT	137,466	11,367
	^ New Century REIT, Inc.	306,993	11,135
	Raymond James Financial, Inc.	344,281	11,058
	East West Bancorp, Inc.	324,844	11,058
	American Financial Realty Trust REIT	775,851	11,017
	Capital Automotive REIT	280,199	10,847
*	La Quinta Corp. REIT	1,232,207	10,708
	Prentiss Properties Trust REIT	262,887	10,673
	Brandywine Realty Trust REIT	342,650	10,653
*	SVB Financial Group	217,121	10,561
	^ First Industrial Realty Trust REIT	262,946	10,531
	Ohio Casualty Corp.	382,790	10,381
	Westamerica Bancorporation	200,894	10,376
	Westcorp, Inc.	175,143	10,316
	GATX Corp.	259,836	10,277
	UCBH Holdings, Inc.	560,320	10,265
	NewAlliance Bancshares, Inc.	700,209	10,251
*	Philadelphia Consolidated Holding Corp.	119,249	10,124
	People's Bank	345,243	10,005
*	BISYS Group, Inc.	741,266	9,955
	Whitney Holdings Corp.	367,425	9,935
	Kilroy Realty Corp. REIT	177,013	9,918
	Waddell & Reed Financial, Inc.	512,004	9,912
	Cathay General Bancorp	279,305	9,904
	First Midwest Bancorp, Inc.	265,863	9,901
	BancorpSouth, Inc.	431,694	9,864
	Taubman Co. REIT	310,417	9,840
	First Niagara Financial Group, Inc.	672,584	9,712
	^ Annaly Mortgage Management Inc. REIT	744,355	9,639
*	Arch Capital Group Ltd.	193,505	9,596
	Jones Lang Lasalle Inc.	208,155	9,588
*	Alleghany Corp.	31,326	9,586
	Nationwide Health Properties, Inc. REIT	410,454	9,564
	Endurance Specialty Holdings Ltd.	277,168	9,454
	Pennsylvania REIT	223,315	9,419
	Jack Henry & Associates Inc.	475,594	9,227
	National Financial Partners Corp.	201,624	9,101
	Old National Bancorp	424,071	8,999
	Pacific Capital Bancorp	266,236	8,863
	Fremont General Corp.	404,567	8,832
	American Financial Group, Inc.	259,565	8,807
*	Kronos, Inc.	196,381	8,766
	American Home Mortgage Investment Corp. REIT	288,806	8,751
	Post Properties, Inc. REIT	234,055	8,719
*	Covanta Holding Corp.	648,055	8,703
	Platinum Underwriters Holdings, Ltd.	286,830	8,573
	Reinsurance Group of America, Inc.	191,536	8,562
	Selective Insurance Group	173,626	8,490
*	ProAssurance Corp.	180,700	8,433
	Trustmark Corp.	301,642	8,401
	Commerce Group, Inc.	143,762	8,341
	Highwood Properties, Inc. REIT	281,442	8,305
	Amegy Bancorporation, Inc.	365,454	8,270
	International Bancshares Corp.	272,665	8,098
	Washington REIT	257,665	8,016
	Delphi Financial Group, Inc.	171,224	8,013
*	United Rentals, Inc.	405,694	7,996
	Commercial Federal Corp.	234,168	7,995
	Maguire Properties, Inc. REIT	265,521	7,979
	Corporate Office Properties Trust, Inc. REIT	228,109	7,972
	United Bankshares, Inc.	224,892	7,860
	Gables Residential Trust REIT	179,793	7,848
	Assured Guaranty Ltd.	326,274	7,808
	Downey Financial Corp.	128,077	7,800
	IPC Holdings Ltd.	237,021	7,739
	Greater Bay Bancorp	313,016	7,713
	Park National Corp.	70,056	7,585
	John H. Harland Co.	170,482	7,569
	First BanCorp Puerto Rico	446,146	7,549
	Chittenden Corp.	284,504	7,542
	Lexington Corporate Properties Trust REIT	317,053	7,467
	Texas Regional Bancshares, Inc.	258,048	7,429
	Hilb, Rogal and Hamilton Co.	197,964	7,388
	Doral Financial Corp.	561,810	7,343
	MAF Bancorp, Inc.	177,883	7,293
	Home Properties, Inc. REIT	185,568	7,284
*	Investment Technology Group, Inc.	244,285	7,231
	Wintrust Financial Corp.	143,702	7,222
	Provident Financial Services Inc.	409,197	7,202
	Senior Housing Properties Trust REIT	378,574	7,193
	UICI	197,815	7,121
	Newcastle Investment Corp. REIT	254,063	7,088
	Provident Bankshares Corp.	203,139	7,065
	Zenith National Insurance Corp.	112,672	7,063
	Cousins Properties, Inc. REIT	230,545	6,967
	Susquehanna Bancshares, Inc.	285,435	6,862
	LandAmerica Financial Group, Inc.	105,057	6,792
	BioMed Realty Trust, Inc. REIT	273,486	6,782
	Sunstone Hotel Investors, Inc. REIT	277,744	6,774
	FactSet Research Systems Inc.	191,377	6,744
	^ The Phoenix Cos., Inc.	552,587	6,742
	W Holding Co., Inc.	703,372	6,724
	Redwood Trust, Inc. REIT	135,446	6,584
	Citizens Banking Corp.	225,353	6,400
	LaSalle Hotel Properties REIT	183,182	6,311
	Entertainment Properties Trust REIT	141,137	6,299
	Umpqua Holdings Corp.	257,785	6,269
	R.L.I. Corp.	132,426	6,126
	Inland Real Estate Corp. REIT	390,890	6,121
	Commercial Net Lease Realty REIT	302,690	6,054
	Equity Lifestyle Properties, Inc. REIT	134,332	6,045
	Central Pacific Financial Co.	167,312	5,886
	EastGroup Properties, Inc. REIT	134,159	5,869
	Republic Bancorp, Inc.	410,434	5,804
	Mid-America Apartment Communities, Inc. REIT	124,046	5,769
	TrustCo Bank NY	459,782	5,761
*	Digital Insight Corp.	219,076	5,709
	Brookline Bancorp, Inc.	358,743	5,675
	F.N.B. Corp.	328,088	5,669
	^ Novastar Financial, Inc. REIT	171,595	5,661
	^ Impac Mortgage Holdings, Inc. REIT	460,224	5,642
	Corus Bankshares Inc.	102,345	5,612
	Global Signal, Inc. REIT	125,388	5,610
	Glacier Bancorp, Inc.	178,963	5,525
	First Citizens BancShares Class A	32,276	5,508
	Stewart Information Services Corp.	104,615	5,356
	Glimcher Realty Trust REIT	218,807	5,354
	Alabama National BanCorporation	83,305	5,327
	Equity One, Inc. REIT	226,386	5,263
	CVB Financial Corp.	282,181	5,249
	S & T Bancorp, Inc.	138,296	5,228
*	eFunds Corp.	276,867	5,213
*	Metris Cos., Inc.	355,275	5,198
	Horace Mann Educators Corp.	262,693	5,196
*	Knight Capital Group, Inc. Class A	623,564	5,182
	Interactive Data Corp.	228,615	5,178
*	First Federal Financial Corp.	96,145	5,174
	MB Financial, Inc.	131,738	5,135
	^ The First Marblehead Corp.	201,804	5,126
	First Republic Bank	144,475	5,090
*	^ CompuCredit Corp.	114,485	5,085
	Heritage Property Investment Trust REIT	144,379	5,053
	AMLI Residential Properties Trust REIT	156,739	5,027
	United Community Banks, Inc.	175,669	5,007
*	Sotheby's Holdings Class A	298,153	4,985
	BankAtlantic Bancorp, Inc. Class A	289,684	4,922
	MCG Capital Corp.	290,475	4,900
	First Commonwealth Financial Corp.	363,163	4,841
*	Universal American Financial Corp.	212,354	4,829
	Sovran Self Storage, Inc. REIT	98,634	4,828
	RAIT Investment Trust REIT	168,515	4,803
	UMB Financial Corp.	73,054	4,798
	Sterling Financial Corp.	211,815	4,776
	Hancock Holding Co.	139,465	4,761
*	Euronet Worldwide, Inc.	160,706	4,755
*	FelCor Lodging Trust, Inc. REIT	312,011	4,727
	Tanger Factory Outlet Centers, Inc. REIT	168,328	4,681
	Scottish Re Group Ltd.	195,926	4,671
*	MeriStar Hospitality Corp. REIT	508,867	4,646
*	Signature Bank	171,013	4,616
	PS Business Parks, Inc. REIT	100,377	4,597
	Commercial Capital Bancorp, Inc.	270,211	4,594
	First Charter Corp.	185,618	4,544
	Boston Private Financial Holdings, Inc.	171,160	4,543
	Chemical Financial Corp.	139,355	4,529
	NBT Bancorp, Inc.	191,628	4,521
	Amcore Financial, Inc.	144,619	4,514
	Harbor Florida Bancshares, Inc.	124,401	4,512
	Frontier Financial Corp.	154,455	4,479
	National Penn Bancshares Inc.	179,882	4,477
	Equity Inns, Inc. REIT	330,199	4,458
	Infinity Property & Casualty Corp.	126,553	4,441
	United Fire & Casualty Co.	97,678	4,406
	Hanmi Financial Corp.	245,319	4,403
	Aspen Insurance Holdings Ltd.	148,869	4,399
	Omega Healthcare Investors, Inc. REIT	312,421	4,349
	Max Re Capital Ltd.	169,783	4,209
	NDCHealth Corp.	220,602	4,174
*	Nelnet, Inc.	109,517	4,163
	Parkway Properties Inc. REIT	86,224	4,046
	Glenborough Realty Trust, Inc. REIT	210,169	4,035
	Financial Federal Corp.	101,385	4,035
	Innkeepers USA Trust REIT	260,894	4,031
	Bank Mutual Corp.	373,020	3,999
	First Financial Bancorp	214,617	3,992
	BankUnited Financial Corp.	173,830	3,976
	First Community Bancorp	83,074	3,973
	Fidelity Bankshares, Inc.	129,871	3,968
	National Health Investors REIT	143,336	3,958
	Spirit Finance Corp. REIT	351,597	3,955
	Anthracite Capital Inc. REIT	336,198	3,893
*	NCO Group, Inc.	186,870	3,861
	Sterling Bancshares, Inc.	261,732	3,850
*	USI Holdings Corp.	295,889	3,844
	Community Banks, Inc.	135,154	3,799
*	Advent Software, Inc.	140,351	3,781
	City Holding Co.	105,402	3,769
*	Piper Jaffray Cos., Inc.	125,849	3,758
	Cash America International Inc.	180,210	3,739
	PFF Bancorp, Inc.	123,556	3,739
	Mid-State Bancshares	135,400	3,725
	U-Store-It Trust REIT	183,434	3,718
	Strategic Hotel Capital, Inc. REIT	202,276	3,694
*	Argonaut Group, Inc.	136,423	3,685
	Alfa Corp.	220,417	3,677
	PrivateBancorp, Inc.	105,874	3,629
	McGrath RentCorp	127,708	3,618
	Instinet Group Inc.	727,627	3,616
	Community Bank System, Inc.	159,531	3,605
	Sun Communities, Inc. REIT	107,001	3,505
	Anchor Bancorp Wisconsin Inc.	118,618	3,497
*	Accredited Home Lenders Holding Co.	99,183	3,487
	Gold Banc Corp., Inc.	233,964	3,486
	Westbanco Inc.	126,480	3,478
	Calamos Asset Management, Inc.	140,871	3,477
	Saxon Inc. REIT	289,355	3,429
	WFS Financial, Inc.	50,298	3,380
	Independent Bank Corp. (MI)	115,844	3,364
	Flagstar Bancorp, Inc.	208,723	3,360
	Partners Trust Financial Group, Inc.	290,348	3,345
	Harleysville National Corp.	152,140	3,339
	GMH Communities Trust REIT	226,611	3,324
	First Financial Bankshares, Inc.	94,910	3,306
	Getty Realty Holding Corp. REIT	113,637	3,270
	Highland Hospitality Corp. REIT	307,088	3,151
	Provident New York Bancorp, Inc.	268,016	3,128
	Unizan Financial Corp.	128,342	3,107
	MFA Mortgage Investments, Inc. REIT	504,234	3,091
*	Portfolio Recovery Associates, Inc.	71,393	3,083
	Advance America Cash Advance Centers Inc.	232,610	3,082
*	Asset Acceptance Capital Corp.	102,670	3,077
*	TNS Inc.	126,876	3,077
	Prosperity Bancshares, Inc.	100,843	3,051
	Sandy Spring Bancorp, Inc.	89,676	3,022
	Ramco-Gershenson Properties Trust REIT	103,333	3,016
*	HealthExtras, Inc.	140,672	3,008
	Town & Country Trust REIT	101,612	2,949
*	HomeStore, Inc.	676,383	2,942
	Acadia Realty Trust REIT	163,237	2,937
*	^ LaBranche & Co. Inc.	332,719	2,891
	KNBT Bancorp Inc.	185,505	2,888
	Arbor Realty Trust, Inc. REIT	102,526	2,881
*	National Western Life Insurance Co. Class A	13,610	2,875
	Sterling Financial Corp. (PA)	141,006	2,841
	First Merchants Corp.	108,362	2,799
	IBERIABANK Corp.	52,597	2,796
	Greenhill & Co., Inc.	65,823	2,744
	Dime Community Bancshares	182,229	2,682
	Main Street Banks, Inc.	99,109	2,656
	TierOne Corp.	100,863	2,654
	Capital City Bank Group, Inc.	70,342	2,653
	Northwest Bancorp, Inc.	123,856	2,632
	Advanta Corp. Class B	91,643	2,587
	Independent Bank Corp. (MA)	84,931	2,580
	Capital Trust Class A REIT	78,492	2,524
*	iPayment Holdings, Inc.	66,603	2,520
	21st Century Insurance Group	157,068	2,505
	Capitol Bancorp Ltd.	77,263	2,503
	Community Trust Bancorp Inc.	77,616	2,498
	Midland Co.	69,067	2,488
	Old Second Bancorp, Inc.	82,099	2,450
	Investors Real Estate Trust REIT	257,868	2,450
	Anworth Mortgage Asset Corp. REIT	290,130	2,399
	Gramercy Capital Corp. REIT	99,833	2,392
	Sterling Bancorp	106,188	2,390
	Saul Centers, Inc. REIT	66,087	2,378
	R & G Financial Corp. Class B	172,216	2,368
	NetBank, Inc.	284,879	2,367
	First Indiana Corp.	69,032	2,352
	PXRE Group Ltd.	174,701	2,352
	State Auto Financial Corp.	73,493	2,325
	First Financial Holdings, Inc.	75,554	2,321
	Irwin Financial Corp.	113,191	2,308
	Simmons First National Corp.	80,456	2,295
	WSFS Financial Corp.	38,900	2,291
	West Coast Bancorp	91,375	2,284
*	Triad Guaranty, Inc.	58,224	2,284
	Universal Health Realty Income REIT	68,453	2,276
	FBL Financial Group, Inc. Class A	75,948	2,275
	Bedford Property Investors, Inc. REIT	95,258	2,271
	Presidential Life Corp.	126,027	2,268
	MortgageIT Holdings Inc. REIT	158,727	2,257
	Columbia Banking System, Inc.	86,040	2,257
*	United America Indemnity, Ltd.	122,736	2,252
	Washington Trust Bancorp, Inc.	81,477	2,215
	Extra Space Storage Inc. REIT	143,710	2,210
	Trustreet Properties, Inc. REIT	140,983	2,206
	HomeBanc Corp. REIT	276,392	2,134
	American Equity Investment Life Holding Co.	187,969	2,133
	Midwest Banc Holdings, Inc.	92,148	2,130
	Suffolk Bancorp	66,517	2,123
*	Franklin Bank Corp.	131,399	2,122
	Union Bankshares Corp.	50,639	2,116
	Integra Bank Corp.	95,641	2,075
	Bank of the Ozarks, Inc.	60,424	2,074
*	Navigators Group, Inc.	54,727	2,042
	^ Odyssey Re Holdings Corp.	79,628	2,034
	Direct General Corp.	102,737	2,027
*	Quanta Capital Holdings Ltd.	331,397	1,988
	Univest Corp. of Pennsylvania	70,685	1,954
	Gamco Investors Inc. Class A	42,472	1,947
*	ITLA Capital Corp.	35,828	1,881
	Urstadt Biddle Properties Class A REIT	120,439	1,826
	United Community Financial Corp.	162,434	1,823
	U.S.B. Holding Co., Inc.	78,885	1,799
	CityBank Lynnwood (WA)	52,203	1,787
	Harleysville Group, Inc.	74,429	1,786
	Tompkins Trustco, Inc.	41,174	1,781
	Bristol West Holdings, Inc.	97,257	1,775
	Great Southern Bancorp, Inc.	59,239	1,772
	Luminent Mortgage Capital, Inc. REIT	234,238	1,768
	First Place Financial Corp.	78,407	1,738
	S.Y. Bancorp, Inc.	72,644	1,727
	First Community Bancshares, Inc.	58,782	1,725
	Omega Financial Corp.	61,510	1,724
	First Busey Corp.	88,409	1,721
	Seacoast Banking Corp. of Florida	73,074	1,712
*	S1 Corp.	430,130	1,682
	First Financial Corp. (IN)	62,075	1,676
	Oriental Financial Group Inc.	136,110	1,666
	Affordable Residential Communities REIT	163,177	1,650
	Flushing Financial Corp.	100,385	1,643
	Aames Investment Corp.	261,406	1,642
*	Electro Rent Corp.	129,703	1,632
	CoBiz Inc.	87,268	1,624
	Banner Corp.	60,688	1,617
	First Source Corp.	69,818	1,616
	Renasant Corp.	51,039	1,615
*	^ Ocwen Financial Corp.	231,309	1,605
*	eSPEED, Inc. Class A	209,530	1,588
*	Encore Capital Group, Inc.	88,255	1,574
	SWS Group, Inc.	95,768	1,571
	Peoples Bancorp, Inc.	54,510	1,506
	Capital Southwest Corp.	17,666	1,505
*	CNA Surety Corp.	105,721	1,503
	Capital Lease Funding, Inc. REIT	143,225	1,482
	Arrow Financial Corp.	54,462	1,477
	Bank of Granite Corp.	77,516	1,476
	Federal Agricultural Mortgage Corp. Class C	59,983	1,460
*	PMA Capital Corp. Class A	165,255	1,451
	^ Lakeland Bancorp, Inc.	93,676	1,436
	BancFirst Corp.	16,803	1,428
	First Bancorp (NC)	69,128	1,385
	First Oak Brook Bancshares, Inc.	41,662	1,262
	OceanFirst Financial Corp.	52,013	1,256
*	^ Citizens, Inc.	195,177	1,253
	Baldwin & Lyons, Inc. Class B	47,934	1,200
	Advanta Corp. Class A	44,650	1,164
*	Collegiate Funding Services, Inc.	75,085	1,112
*	Huron Consulting Group Inc.	40,634	1,090
	Cohen & Steers, Inc.	54,086	1,082
	Republic Bancorp, Inc. Class A	51,631	1,080
	Placer Sierra Bancshares	35,983	988
	Financial Institutions, Inc.	52,352	964
*	CCC Information Services Group	34,511	902
	Clifton Savings Bancorp, Inc.	84,561	871
	Charter Financial Corp.	24,663	841
*	Texas Capital Bancshares, Inc.	38,987	825
*	PRG-Schultz International, Inc.	265,082	798
*	^ MarketAxess Holdings, Inc.	56,055	762
	Royal Bancshares of Pennsylvania, Inc.	32,083	717
*	Primus Guaranty, Ltd.	65,787	716
	Crawford & Co. Class B	52,239	409
	Urstadt Biddle Properties REIT	16,573	266
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	-

			2,454,595

	Health Care (11.1%)
*	^ Amylin Pharmaceuticals, Inc.	570,930	19,863
*	Renal Care Group, Inc.	416,481	19,708
	Cooper Cos., Inc.	255,984	19,611
*	Cytyc Corp.	698,283	18,749
*	Covance, Inc.	386,054	18,527
*	Respironics, Inc.	435,897	18,386
*	Pharmaceutical Product Development, Inc.	313,370	18,022
	Dade Behring Holdings Inc.	488,277	17,900
*	Affymetrix, Inc.	386,553	17,870
*	ResMed Inc.	213,824	17,031
*	Charles River Laboratories, Inc.	388,024	16,926
*	Inamed Corp.	221,407	16,756
*	Protein Design Labs, Inc.	585,023	16,381
*	Edwards Lifesciences Corp.	364,654	16,194
*	Cerner Corp.	180,550	15,695
*	Gen-Probe Inc.	309,655	15,312
*	Advanced Medical Optics, Inc.	398,887	15,138
*	Intuitive Surgical, Inc.	202,168	14,817
*	Stericycle, Inc.	257,032	14,689
	Mentor Corp.	248,649	13,678
*	IDEXX Laboratories Corp.	199,499	13,342
*	LifePoint Hospitals, Inc.	296,927	12,985
*	Vertex Pharmaceuticals, Inc.	570,865	12,759
*	Techne Corp.	223,904	12,758
*	VCA Antech, Inc.	478,310	12,206
	Valeant Pharmaceuticals International	566,901	11,383
*	Neurocrine Biosciences, Inc.	224,460	11,041
*	MGI Pharma, Inc.	470,703	10,972
	^ Medicis Pharmaceutical Corp.	332,981	10,842
*	Endo Pharmaceuticals Holdings, Inc.	404,574	10,790
*	Pediatrix Medical Group, Inc.	140,233	10,773
*	United Surgical Partners International, Inc.	264,924	10,361
*	ICOS Corp.	371,317	10,256
*	Sybron Dental Specialties, Inc.	245,573	10,211
*	Sierra Health Services, Inc.	147,136	10,133
	STERIS Corp.	425,094	10,113
*	Human Genome Sciences, Inc.	719,627	9,780
*	Apria Healthcare Group Inc.	300,291	9,582
*	Alkermes, Inc.	552,179	9,277
*	United Therapeutics Corp.	131,544	9,182
*	OSI Pharmaceuticals, Inc.	313,768	9,175
*	Nektar Therapeutics	520,395	8,821
*	Beverly Enterprises, Inc.	670,702	8,216
*	American Healthways Inc.	192,958	8,181
*	Psychiatric Solutions, Inc.	147,975	8,025
*	Hologic, Inc.	133,205	7,693
*	American Medical Systems Holdings, Inc.	380,191	7,661
*	Immucor Inc.	278,075	7,630
*	Haemonetics Corp.	158,933	7,554
*	Ventana Medical Systems, Inc.	196,742	7,490
*	Kos Pharmaceuticals, Inc.	111,351	7,453
*	Kyphon Inc.	168,562	7,407
	Invacare Corp.	177,194	7,384
*	^ Sunrise Senior Living, Inc.	108,276	7,226
	Owens & Minor, Inc. Holding Co.	242,941	7,130
*	CV Therapeutics, Inc.	265,873	7,112
	Diagnostic Products Corp.	134,479	7,091
*	Cubist Pharmaceuticals, Inc.	325,936	7,021
*	Kindred Healthcare, Inc.	235,372	7,014
	Perrigo Co.	487,547	6,977
*	Andrx Group	447,322	6,902
*	^ Martek Biosciences Corp.	193,864	6,810
*	The Medicines Co.	287,420	6,614
*	Centene Corp.	256,110	6,410
*	Priority Healthcare Corp. Class B	228,253	6,359
	Alpharma, Inc. Class A	252,213	6,273
*	Abgenix, Inc.	494,321	6,268
*	WellCare Health Plans Inc.	166,628	6,174
*	Medarex, Inc.	642,358	6,115
*	Magellan Health Services, Inc.	171,802	6,039
*	AMERIGROUP Corp.	312,722	5,979
*	ArthroCare Corp.	148,517	5,973
*	Advanced Neuromodulation Systems, Inc.	124,054	5,888
*	Biosite Inc.	92,974	5,751
*	Bio-Rad Laboratories, Inc. Class A	103,135	5,671
*	Par Pharmaceutical Cos. Inc.	209,387	5,574
*	Applera Corp.-Celera Genomics Group	451,564	5,478
*	Onyx Pharmaceuticals, Inc.	216,478	5,408
	West Pharmaceutical Services, Inc.	180,367	5,351
*	IDX Systems Corp.	123,339	5,326
*	PSS World Medical, Inc.	396,352	5,287
*	Telik, Inc.	318,233	5,206
*	Alexion Pharmaceuticals, Inc.	187,658	5,194
	PolyMedica Corp.	147,635	5,158
*	AmSurg Corp.	180,257	4,932
*	CONMED Corp.	173,882	4,848
*	Viasys Healthcare Inc.	190,196	4,753
*	Nabi Biopharmaceuticals	359,588	4,711
*	SFBC International, Inc.	106,097	4,710
*	LabOne, Inc.	106,490	4,632
*	Genesis Healthcare Corp.	111,165	4,482
*	Eclipsys Corp.	250,886	4,476
*	Integra LifeSciences Holdings	116,563	4,460
*	Wright Medical Group, Inc.	176,449	4,355
*	Serologicals Corp.	191,721	4,325
*	Salix Pharmaceuticals, Ltd.	201,517	4,282
*	eResearch Technology, Inc.	299,377	4,248
*	Thoratec Corp.	239,022	4,245
*	Encysive Pharmaceuticals, Inc.	354,900	4,181
*	Myriad Genetics, Inc.	188,763	4,126
*	^ Geron Corp.	391,387	4,020
*	BioMarin Pharmaceutical Inc.	448,932	3,919
*	^ Cyberonics, Inc.	128,800	3,843
*	DJ Orthopedics Inc.	132,587	3,837
*	Per-Se Technologies, Inc.	185,094	3,824
*	Exelixis, Inc.	484,800	3,718
*	^ Foxhollow Technologies Inc.	77,684	3,699
*	Connetics Corp.	218,504	3,695
*	^ AtheroGenics, Inc.	230,103	3,689
*	^ SurModics, Inc.	94,973	3,675
*	Greatbatch, Inc.	131,380	3,605
*	^ Laserscope	127,729	3,599
	Analogic Corp.	71,344	3,596
*	Odyssey Healthcare, Inc.	210,121	3,566
*	Eyetech Pharmaceuticals Inc.	197,482	3,547
*	Chattem, Inc.	97,356	3,456
	Arrow International, Inc.	122,550	3,456
*	First Horizon Pharmaceutical Corp.	173,862	3,455
	LCA-Vision Inc.	92,841	3,446
*	Conor Medsystems, Inc.	142,505	3,349
	Quality Systems, Inc.	48,229	3,332
*	Zymogenetics, Inc.	201,112	3,318
*	K-V Pharmaceutical Co. Class A	182,479	3,243
*	PAREXEL International Corp.	161,119	3,237
*	Pharmion Corp.	145,621	3,176
*	Allscripts Healthcare Solutions, Inc.	175,623	3,165
*	PRA International	103,400	3,134
*	Keryx Biopharmaceuticals, Inc.	190,114	2,996
*	Symmetry Medical Inc.	126,218	2,991
*	NPS Pharmaceuticals Inc.	282,805	2,859
*	Inverness Medical Innovations, Inc.	106,140	2,816
*	Digene Corp.	98,581	2,810
*	InterMune Inc.	169,666	2,808
*	SonoSite, Inc.	94,270	2,798
*	ARIAD Pharmaceuticals, Inc.	371,513	2,760
*	Merit Medical Systems, Inc.	154,250	2,736
	Landauer, Inc.	54,938	2,692
*	Enzo Biochem, Inc.	169,000	2,596
*	Gentiva Health Services, Inc.	140,223	2,541
*	OraSure Technologies, Inc.	259,253	2,445
*	Adolor Corp.	228,209	2,437
*	^ Tanox, Inc.	164,303	2,407
	Datascope Corp.	77,298	2,398
*	^ deCODE genetics, Inc.	283,974	2,383
*	Dendreon Corp.	343,968	2,308
*	^ Idenix Pharmaceuticals Inc.	87,931	2,207
*	ICU Medical, Inc.	75,931	2,184
*	Incyte Corp.	456,222	2,144
*	Molina Healthcare Inc.	84,779	2,119
*	Regeneron Pharmaceuticals, Inc.	222,869	2,115
*	RehabCare Group, Inc.	101,933	2,092
*	^ Isis Pharmaceuticals, Inc.	410,888	2,075
*	Discovery Laboratories, Inc.	312,546	2,016
*	Noven Pharmaceuticals, Inc.	143,855	2,014
*	Inspire Pharmaceuticals, Inc.	256,847	1,952
*	Kensey Nash Corp.	63,218	1,938
*	Molecular Devices Corp.	91,501	1,911
*	ImmunoGen, Inc.	250,270	1,837
*	^ Conceptus, Inc.	158,182	1,835
*	Symbion, Inc.	70,895	1,834
*	New River Pharmaceuticals Inc.	38,196	1,831
*	Enzon Pharmaceuticals, Inc.	269,863	1,789
	Vital Signs, Inc.	38,757	1,786
*	^ Align Technology, Inc.	261,627	1,758
	National Healthcare Corp.	48,781	1,707
*	^ NitroMed, Inc.	92,492	1,665
*	Albany Molecular Research, Inc.	126,715	1,543
*	Trimeris, Inc.	100,606	1,543
*	Zoll Medical Corp.	58,707	1,541
*	^ Cell Genesys, Inc.	276,017	1,513
	Hooper Holmes, Inc.	380,123	1,494
*	VistaCare, Inc.	99,993	1,447
*	NeoPharm, Inc.	115,421	1,431
	Young Innovations, Inc.	33,357	1,263
*	Maxygen Inc.	140,395	1,164
*	Lexicon Genetics Inc.	291,415	1,160
*	Bruker BioSciences Corp.	245,910	1,077
*	^ Cell Therapeutics, Inc.	371,018	1,061
*	CorVel Corp.	41,045	983
*	Diversa Corp.	160,773	931
*	^ Antigenics, Inc.	168,375	913
*	IntraLase Corp.	57,362	844
*	K-V Pharmaceutical Co. Class B	45,649	815
*	Barrier Therapeutics Inc.	94,869	796
*	Alliance Imaging, Inc.	89,912	769
*	Specialty Laboratories, Inc.	56,651	749
*	^ MannKind Corp.	40,346	552
*	^ OCA Inc.	301,243	452
*	^ GTx, Inc.	38,211	356

			1,133,820

	Integrated Oils (0.1%)
*	KCS Energy, Inc.	305,100	8,399
*	^ Delta Petroleum Corp.	202,780	4,218

			12,617

	Other Energy (6.7%)
*	Grant Prideco, Inc.	762,742	31,005
*	Reliant Energy, Inc.	1,843,927	28,470
	Tesoro Petroleum Corp.	416,863	28,030
	Arch Coal, Inc.	388,386	26,216
	Massey Energy Co.	470,116	24,009
	Range Resources Corp.	525,164	20,277
*	Plains Exploration & Production Co.	450,336	19,283
	Helmerich & Payne, Inc.	313,489	18,932
*	Denbury Resources, Inc.	347,735	17,540
*	Forest Oil Corp.	334,286	17,416
*	FMC Technologies Inc.	402,629	16,955
	Vintage Petroleum, Inc.	347,528	15,868
	Todco Class A	372,519	15,538
	Cabot Oil & Gas Corp.	299,584	15,132
*	Cal Dive International, Inc.	225,372	14,291
	Frontier Oil Corp.	319,007	14,148
*	Unit Corp.	238,526	13,186
*	^ Cheniere Energy, Inc.	312,898	12,941
	St. Mary Land & Exploration Co.	351,552	12,867
*	Quicksilver Resources, Inc.	255,384	12,205
*	Houston Exploration Co.	175,566	11,807
*	Spinnaker Exploration Co.	166,403	10,765
*	Encore Acquisition Co.	256,616	9,970
*	Superior Energy Services, Inc.	428,095	9,885
*	Whiting Petroleum Corp.	216,120	9,475
*	Grey Wolf, Inc.	1,110,712	9,363
*	Stone Energy Corp.	148,125	9,042
	Foundation Coal Holdings, Inc.	230,988	8,881
*	^ Calpine Corp.	3,290,568	8,523
*	Oceaneering International, Inc.	158,946	8,489
*	Comstock Resources, Inc.	249,656	8,191
*	Hydrill Co.	118,734	8,150
	Holly Corp.	126,521	8,095
*	Swift Energy Co.	173,406	7,933
*	Dynegy, Inc.	1,656,625	7,803
*	SEACOR Holdings Inc.	106,506	7,730
*	Global Industries Ltd.	522,494	7,702
*	Veritas DGC Inc.	207,261	7,590
	Berry Petroleum Class A	110,078	7,341
*	Hanover Compressor Co.	526,061	7,291
	CARBO Ceramics Inc.	110,159	7,269
*	Atwood Oceanics, Inc.	83,950	7,069
*	Energy Partners, Ltd.	218,384	6,818
	Penn Virginia Corp.	114,410	6,603
*	TETRA Technologies, Inc.	207,706	6,485
*	Bill Barrett Corp.	172,577	6,354
*	Oil States International, Inc.	167,959	6,099
*	Remington Oil & Gas Corp.	139,658	5,796
*	W-H Energy Services, Inc.	171,147	5,549
*	^ KFX, Inc.	321,306	5,501
*	Parker Drilling Co.	586,259	5,435
*	Core Laboratories NV	159,367	5,141
*	Hornbeck Offshore Services, Inc.	124,709	4,568
*	Pioneer Drilling Co.	224,744	4,387
*	Newpark Resources, Inc.	515,608	4,341
*	Universal Compression Holdings, Inc.	106,782	4,247
*	Petroleum Development Corp.	101,622	3,896
*	^ ATP Oil & Gas Corp.	114,915	3,774
*	Atlas America, Inc.	73,941	3,612
*	^ Input/Output, Inc.	433,560	3,460
*	Syntroleum Corp.	236,035	3,437
*	Enbridge Energy Management LLC	59,236	3,273
*	^ FuelCell Energy, Inc.	265,863	2,917
*	Warren Resources Inc.	167,756	2,810
*	Harvest Natural Resources, Inc.	231,097	2,480
*	^ Plug Power, Inc.	363,650	2,473
	RPC Inc.	93,285	2,403
	Crosstex Energy, Inc.	35,031	2,241
*	The Meridian Resource Corp.	530,271	2,211
*	Dril-Quip, Inc.	42,833	2,056
*	^ Endeavor International Corp.	362,085	1,810
	Resource America, Inc.	96,582	1,712
*	Global Power Equipment Group Inc.	214,894	1,532
	Ormat Technologies Inc.	48,574	1,075

			687,169

	Materials & Processing (8.6%)
	Martin Marietta Materials, Inc.	285,495	22,400
	Florida Rock Industries, Inc.	300,403	19,253
	Lubrizol Corp.	415,078	17,985
	Louisiana-Pacific Corp.	645,175	17,865
	Harsco Corp.	254,645	16,697
*	Crown Holdings, Inc.	1,017,877	16,225
	Allegheny Technologies Inc.	502,551	15,569
	Forest City Enterprise Class A	385,900	14,703
	York International Corp.	257,113	14,416
*	^ USG Corp.	199,303	13,696
	The Timken Co.	447,851	13,270
	Hughes Supply, Inc.	406,826	13,263
	RPM International, Inc.	719,055	13,231
	Scotts Miracle-Gro Co.	143,477	12,616
*	FMC Corp.	218,167	12,484
	Airgas, Inc.	416,289	12,335
	Cabot Corp.	366,573	12,101
*	Shaw Group, Inc.	476,041	11,739
	^ Cleveland-Cliffs Inc.	133,960	11,669
	AptarGroup Inc.	219,175	10,917
*	URS Corp.	266,508	10,764
	Cytec Industries, Inc.	239,309	10,381
	Commercial Metals Co.	307,570	10,377
	Quanex Corp.	154,511	10,232
	Potlatch Corp.	177,663	9,260
	Simpson Manufacturing Co.	235,177	9,205
	Albemarle Corp.	242,348	9,137
	Worthington Industries, Inc.	431,306	9,070
	Reliance Steel & Aluminum Co.	171,301	9,067
	CLARCOR Inc.	315,667	9,066
	Corn Products International, Inc.	437,209	8,819
	Lennox International Inc.	321,713	8,818
*	Armor Holdings, Inc.	200,940	8,642
*	Washington Group International, Inc.	159,312	8,585
	Olin Corp.	435,825	8,276
	Brady Corp. Class A	265,782	8,223
*	Nalco Holding Co.	478,183	8,067
*	Hercules, Inc.	657,080	8,030
	Acuity Brands, Inc.	270,168	8,016
	Steel Dynamics, Inc.	235,996	8,014
	Carpenter Technology Corp.	135,471	7,940
	Building Materials Holding Corp.	85,159	7,936
*	Maverick Tube Corp.	262,633	7,879
	Granite Construction Co.	204,125	7,806
*	Quanta Services, Inc.	606,616	7,740
	Watsco, Inc.	144,285	7,663
	Texas Industries, Inc.	138,703	7,545
*	Hexcel Corp.	403,701	7,384
	Eagle Materials, Inc.	59,483	7,219
	Minerals Technologies, Inc.	125,674	7,190
*	Lone Star Technologies, Inc.	124,687	6,931
*	Coeur d'Alene Mines Corp.	1,525,814	6,454
*	^ Energy Conversion Devices, Inc.	138,376	6,210
*	Dycom Industries, Inc.	298,880	6,043
*	Oregon Steel Mills, Inc.	216,570	6,042
	Eagle Materials, Inc. Class B	51,838	5,998
	Mueller Industries Inc.	212,896	5,912
	USEC Inc.	525,604	5,866
	Universal Forest Products, Inc.	99,887	5,726
*	EMCOR Group, Inc.	94,730	5,618
	Delta & Pine Land Co.	210,600	5,562
	Longview Fibre Co.	281,877	5,494
	H.B. Fuller Co.	176,147	5,475
*	AK Steel Corp.	636,916	5,458
	Albany International Corp.	147,714	5,446
*	RTI International Metals, Inc.	135,678	5,339
*	NCI Building Systems, Inc.	129,400	5,278
	Brookfield Homes Corp.	94,725	5,260
*	Ceradyne, Inc.	142,564	5,229
*	Trammell Crow Co.	202,948	5,009
*	Symyx Technologies, Inc.	189,218	4,942
	Kaydon Corp.	172,836	4,910
	Silgan Holdings, Inc.	147,018	4,890
*	NS Group Inc.	122,520	4,809
	Georgia Gulf Corp.	197,580	4,758
	Ferro Corp.	257,183	4,712
	Schnitzer Steel Industries, Inc. Class A	137,572	4,481
*	^ Cabot Microelectronics Corp.	151,726	4,458
*	Aleris International Inc	160,135	4,396
	MacDermid, Inc.	167,064	4,387
	Compass Minerals International	181,907	4,184
*	^ Apex Silver Mines Ltd.	264,627	4,157
	Greif Inc. Class A	69,022	4,148
*	Rogers Corp.	102,873	3,981
	ElkCorp	111,012	3,971
*	^ Titanium Metals Corp.	97,731	3,866
	Spartech Corp.	197,528	3,860
	Barnes Group, Inc.	107,290	3,847
*	Jacuzzi Brands, Inc.	471,178	3,798
*	Mobile Mini, Inc.	85,900	3,724
*	Griffon Corp.	151,103	3,717
*	^ W.R. Grace & Co.	409,678	3,667
	Wausau Paper Corp.	285,663	3,574
	Gibraltar Industries Inc.	155,217	3,550
*	OM Group, Inc.	174,056	3,504
	Metal Management, Inc.	137,208	3,478
*	Chaparral Steel Co.	136,001	3,430
	A. Schulman Inc.	188,061	3,376
*	GrafTech International Ltd.	597,230	3,243
	^ Royal Gold, Inc.	119,864	3,221
	Glatfelter	228,494	3,219
	Arch Chemicals, Inc.	136,730	3,179
*	Beacon Roofing Supply, Inc.	97,268	3,178
*	Hecla Mining Co.	724,834	3,175
*	Interline Brands, Inc.	148,434	3,119
*	Century Aluminum Co.	137,518	3,091
	UAP Holding Corp.	169,732	3,072
*	PolyOne Corp.	505,816	3,065
	Valmont Industries, Inc.	103,806	3,048
	Deltic Timber Corp.	63,545	2,926
	Cambrex Corp.	152,805	2,897
*	Tejon Ranch Co.	60,570	2,847
*	Insituform Technologies Inc. Class A	164,286	2,841
	Apogee Enterprises, Inc.	160,571	2,746
	Rock-Tenn Co.	175,979	2,657
	Neenah Paper Inc.	90,631	2,655
	AMCOL International Corp.	134,942	2,573
	WD-40 Co.	96,586	2,560
	CIRCOR International, Inc.	90,286	2,478
	Bluelinx Holdings Inc.	175,613	2,360
*	Interface, Inc.	280,051	2,313
*	Stillwater Mining Co.	249,956	2,287
	Ameron International Corp.	49,183	2,282
	Chesapeake Corp. of Virginia	119,659	2,201
	Westlake Chemical Corp.	79,782	2,160
	Tredegar Corp.	165,988	2,160
*	Caraustar Industries, Inc.	174,963	1,921
*	^ Avatar Holding, Inc.	32,222	1,909
	Myers Industries, Inc.	158,851	1,849
*	Gold Kist Inc.	93,446	1,827
	Calgon Carbon Corp.	217,466	1,718
*	Terra Industries, Inc.	257,118	1,710
	Ennis, Inc.	101,345	1,703
*	Buckeye Technology, Inc.	206,862	1,680
*	Encore Wire Corp.	100,087	1,627
*	Graphic Packaging Corp.	546,493	1,530
*	Trex Co., Inc.	59,294	1,423
*	Infrasource Services Inc.	95,824	1,394
*	EnerSys	84,307	1,279
	Alico, Inc.	24,762	1,270
	Wellman, Inc.	196,726	1,245
	The Standard Register Co.	80,471	1,203
	NL Industries, Inc.	60,685	1,140
*	^ HouseValues, Inc.	76,749	1,098
*	DHB Industries, Inc.	234,878	984
*	^ Exide Technologies	142,283	723

			884,496

	Producer Durables (7.9%)
	Joy Global Inc.	492,532	24,853
	Cummins Inc.	255,633	22,493
	Roper Industries Inc.	521,914	20,506
	Ryland Group, Inc.	288,485	19,738
	Ametek, Inc.	426,743	18,337
	HNI Corp.	304,339	18,327
	Standard Pacific Corp.	394,564	16,378
	MDC Holdings, Inc.	200,697	15,833
*	Terex Corp.	303,178	14,986
	Beazer Homes USA, Inc.	254,803	14,949
	Donaldson Co., Inc.	460,252	14,052
	Graco, Inc.	402,392	13,794
*	Mettler-Toledo International Inc.	262,658	13,390
	IDEX Corp.	312,852	13,312
	Herman Miller, Inc.	431,088	13,062
*	Thomas & Betts Corp.	367,360	12,641
*	Flowserve Corp.	339,202	12,330
	JLG Industries, Inc.	312,008	11,416
	Kennametal, Inc.	232,477	11,401
	Briggs & Stratton Corp.	316,116	10,934
*	Meritage Corp.	140,528	10,773
*	Hovnanian Enterprises Inc. Class A	200,069	10,244
	Engineered Support Systems, Inc.	247,240	10,147
*	AGCO Corp.	554,489	10,092
*	Andrew Corp.	895,531	9,985
*	Polycom, Inc.	601,376	9,724
*	Varian Semiconductor Equipment Associates, Inc.	225,458	9,553
*	Headwaters Inc.	253,301	9,473
	Plantronics, Inc.	293,234	9,035
	The Manitowoc Co., Inc.	175,043	8,796
	Crane Co.	291,627	8,673
*	^ Powerwave Technologies, Inc.	660,046	8,574
	Lincoln Electric Holdings, Inc.	216,419	8,527
*	ESCO Technologies Inc.	155,454	7,784
	Actuant Corp.	165,101	7,727
	Cognex Corp.	254,856	7,664
	Curtiss-Wright Corp.	119,632	7,383
*	Entegris Inc.	651,081	7,357
*	Genlyte Group, Inc.	151,928	7,305
*	ATMI, Inc.	225,141	6,979
*	Cymer, Inc.	221,607	6,941
*	Gardner Denver Inc.	153,985	6,868
*	Champion Enterprises, Inc.	462,795	6,840
*	SBA Communications Corp.	439,575	6,791
*	Dionex Corp.	124,125	6,734
*	Teledyne Technologies, Inc.	193,139	6,658
*	Itron, Inc.	142,729	6,517
	Nordson Corp.	170,371	6,479
*	Interdigital Communications Corp.	327,275	6,428
*	WCI Communities, Inc.	220,789	6,264
	Mine Safety Appliances Co.	159,822	6,185
	Bucyrus International, Inc.	124,233	6,104
*	Arris Group Inc.	510,935	6,060
*	Moog Inc.	200,196	5,910
*	Esterline Technologies Corp.	153,917	5,832
*	BE Aerospace, Inc.	348,214	5,770
	Regal-Beloit Corp.	177,411	5,755
	Applied Industrial Technology, Inc.	156,296	5,608
	Belden CDT Inc.	287,438	5,585
	Woodward Governor Co.	62,867	5,347
	Federal Signal Corp.	295,157	5,044
	Steelcase Inc.	333,453	4,822
*	Photronics Inc.	233,051	4,521
	Watts Water Technologies, Inc.	153,684	4,434
	MTS Systems Corp.	116,277	4,392
	Baldor Electric Co.	172,146	4,364
*	EnPro Industries, Inc.	127,868	4,308
*	Orbital Sciences Corp.	340,610	4,258
*	Imagistics International Inc.	99,824	4,178
*	General Cable Corp.	241,345	4,055
	Stewart & Stevenson Services, Inc.	168,781	4,025
	M/I Homes, Inc.	74,064	4,019
	NACCO Industries, Inc. Class A	34,363	3,933
	Franklin Electric, Inc.	94,968	3,931
*	Blount International, Inc.	222,238	3,920
*	Electro Scientific Industries, Inc.	174,489	3,902
*	Littelfuse, Inc.	138,251	3,889
*	Paxar Corp.	222,249	3,745
*	Brooks Automation, Inc.	276,935	3,692
*	MKS Instruments, Inc.	213,507	3,679
	Technitrol, Inc.	235,961	3,615
*	Triumph Group, Inc.	92,481	3,438
*	Credence Systems Corp.	420,334	3,354
	A.O. Smith Corp.	117,435	3,347
	Technical Olympic USA, Inc.	126,068	3,298
*	Axcelis Technologies, Inc.	612,936	3,200
*	Sonic Solutions, Inc.	141,512	3,043
	Cohu, Inc.	126,683	2,996
*	Acco Brands Corp.	105,247	2,970
*	FEI Co.	153,424	2,953
*	^ William Lyon Homes, Inc.	18,365	2,850
*	Astec Industries, Inc.	98,026	2,783
*	^ Presstek, Inc.	202,741	2,632
*	Veeco Instruments, Inc.	163,812	2,628
*	A.S.V., Inc.	114,791	2,600
	CTS Corp.	213,974	2,589
	Helix Technology Corp.	159,836	2,358
	Levitt Corp. Class A	102,618	2,354
*	Power-One, Inc.	412,653	2,286
*	Kulicke & Soffa Industries, Inc.	315,218	2,285
*	Ultratech, Inc.	138,534	2,160
*	Advanced Energy Industries, Inc.	198,082	2,131
*	^ Taser International Inc.	337,956	2,085
*	Mattson Technology, Inc.	268,791	2,019
	United Industrial Corp.	56,056	2,004
	Tecumseh Products Co. Class A	92,468	1,990
*	Photon Dynamics, Inc.	103,814	1,988
	Vicor Corp.	129,250	1,958
	Tennant Co.	46,812	1,918
*	Applied Films Corp.	90,964	1,910
	^ HEICO Corp.	78,741	1,827
*	Mastec Inc.	163,806	1,785
	Skyline Corp.	43,790	1,780
	Kimball International, Inc. Class B	143,368	1,733
*	Kadant Inc.	85,157	1,708
	Knoll, Inc.	92,702	1,701
	Standex International Corp.	64,429	1,696
*	MTC Technologies, Inc.	52,651	1,684
*	Audiovox Corp.	114,874	1,606
	Robbins & Myers, Inc.	71,194	1,600
*	LTX Corp.	375,998	1,587
	Lindsay Manufacturing Co.	68,647	1,511
*	^ TurboChef Technologies, Inc.	94,731	1,477
	C & D Technologies, Inc.	155,786	1,466
*	Asyst Technologies, Inc.	292,136	1,361
	Keithley Instruments Inc.	86,655	1,265
*	^ Palm Harbor Homes, Inc.	62,915	1,222
*	Metrologic Instruments, Inc.	66,986	1,218
*	Rudolph Technologies, Inc.	82,142	1,106
*	Semitool, Inc.	105,223	837
*	Argon ST, Inc.	24,337	714
	HEICO Corp. Class A	18,262	325
	Tecumseh Products Co. Class B	5,316	109
*	Optical Cable Corp. Warrants Exp. 10/24/07	953	1

			805,375

	Technology (11.0%)
*	MEMC Electronic Materials, Inc.	1,076,564	24,535
*	Arrow Electronics, Inc.	721,090	22,613
*	Macromedia, Inc.	471,743	19,186
*	Avnet, Inc.	754,519	18,448
*	Western Digital Corp.	1,304,656	16,869
*	ADC Telecommunications, Inc.	710,432	16,241
	PerkinElmer, Inc.	754,538	15,370
*	Integrated Device Technology Inc.	1,219,720	13,100
*	Sybase, Inc.	549,596	12,872
*	FLIR Systems, Inc.	424,928	12,569
	ADTRAN Inc.	391,647	12,337
*	Cypress Semiconductor Corp.	806,847	12,143
*	Hyperion Solutions Corp.	247,407	12,036
*	Parametric Technology Corp.	1,664,194	11,599
*	^ Cree, Inc.	460,677	11,526
*	CACI International, Inc.	183,501	11,120
*	Akamai Technologies, Inc.	685,390	10,932
*	Trimble Navigation Ltd.	323,079	10,885
	Reynolds & Reynolds Class A	391,885	10,742
*	UNOVA, Inc.	299,988	10,494
*	Emulex Corp.	508,148	10,270
*	MICROS Systems, Inc.	232,921	10,190
*	F5 Networks, Inc.	230,249	10,009
*	TIBCO Software Inc.	1,189,685	9,946
*	Avid Technology, Inc.	240,235	9,946
*	PMC Sierra Inc.	1,104,085	9,727
*	Foundry Networks, Inc.	763,745	9,700
*	Avocent Corp.	305,687	9,672
*	3Com Corp.	2,350,533	9,590
	Acxiom Corp.	510,827	9,563
*	Microsemi Corp.	358,102	9,146
*	salesforce.com, Inc.	389,425	9,004
	Imation Corp.	208,720	8,948
*	Anteon International Corp.	201,188	8,603
*	Sonus Networks, Inc.	1,444,368	8,377
*	BearingPoint, Inc.	1,100,632	8,354
*	Tessera Technologies, Inc.	268,882	8,042
*	Anixter International Inc.	196,557	7,927
*	Ciena Corp.	3,001,640	7,924
	DRS Technologies, Inc.	159,206	7,858
*	Benchmark Electronics, Inc.	255,275	7,689
*	^ Palm, Inc.	270,554	7,665
*	Electronics for Imaging, Inc.	331,299	7,600
*	Openwave Systems Inc.	421,539	7,579
*	Semtech Corp.	454,777	7,490
*	Websense, Inc.	146,213	7,488
*	ANSYS, Inc.	193,613	7,452
*	Silicon Laboratories Inc.	242,306	7,364
*	Digital River, Inc.	209,418	7,298
*	Progress Software Corp.	228,022	7,244
*	Varian, Inc.	209,022	7,174
*	Tekelec	341,345	7,151
*	SiRF Technology Holdings, Inc.	235,287	7,089
*	FileNet Corp.	253,395	7,070
*	Perot Systems Corp.	497,833	7,044
*	Intergraph Corp.	157,523	7,043
*	SRA International, Inc.	194,296	6,894
*	Maxtor Corp.	1,547,254	6,808
*	Skyworks Solutions, Inc.	962,495	6,757
*	Brocade Communications Systems, Inc.	1,643,780	6,707
*	Rambus Inc.	547,387	6,623
*	Transaction Systems Architects, Inc.	233,610	6,506
*	RF Micro Devices, Inc.	1,149,955	6,497
*	CSG Systems International, Inc.	297,197	6,452
*	Informatica Corp.	530,641	6,378
*	Digitas Inc.	544,956	6,191
*	Internet Security Systems, Inc.	253,532	6,087
*	Wind River Systems Inc.	462,571	5,981
*	CommScope, Inc.	334,378	5,798
*	Applied Micro Circuits Corp.	1,890,899	5,673
*	Macrovision Corp.	293,523	5,606
*	MicroStrategy Inc.	78,907	5,546
*	RSA Security Inc.	436,107	5,543
*	Coherent, Inc.	188,412	5,517
*	Checkpoint Systems, Inc.	231,314	5,487
*	Atmel Corp.	2,648,098	5,455
*	SafeNet, Inc.	149,864	5,442
*	Komag, Inc.	168,519	5,386
*	Comtech Telecommunications Corp.	125,091	5,188
*	Conexant Systems, Inc.	2,884,315	5,163
*	WebEx Communications, Inc.	208,337	5,106
*	^ j2 Global Communications, Inc.	123,329	4,985
*	Dendrite International, Inc.	246,947	4,961
*	Quest Software, Inc.	325,654	4,908
*	^ UTStarcom, Inc.	596,069	4,870
*	ON Semiconductor Corp.	937,362	4,846
*	Intermagnetics General Corp.	171,784	4,800
*	NETGEAR, Inc.	194,529	4,680
*	Micrel, Inc.	414,561	4,656
*	McDATA Corp. Class A	885,720	4,641
*	Plexus Corp.	265,755	4,542
*	Genesis Microchip Inc.	204,983	4,499
	Black Box Corp.	106,256	4,459
*	Sycamore Networks, Inc.	1,181,385	4,454
*	DSP Group Inc.	173,516	4,452
*	KEMET Corp.	530,861	4,449
*	Gartner, Inc. Class A	377,008	4,407
*	^ OmniVision Technologies, Inc.	347,208	4,382
*	Aeroflex, Inc.	457,311	4,280
*	Manhattan Associates, Inc.	184,477	4,280
*	RealNetworks, Inc.	731,999	4,180
*	NetIQ Corp.	336,106	4,114
*	FormFactor Inc.	179,382	4,093
*	Silicon Image, Inc.	459,889	4,088
*	Hutchinson Technology, Inc.	154,336	4,031
*	Equinix, Inc.	96,219	4,008
*	Cirrus Logic, Inc.	522,027	3,962
	Talx Corp.	120,134	3,939
*	ScanSoft, Inc.	731,183	3,897
*	Power Integrations, Inc.	179,119	3,896
*	Mentor Graphics Corp.	452,258	3,889
	SS&C Technologies, Inc.	106,142	3,889
*	Micromuse Inc.	491,656	3,874
*	Zoran Corp.	268,193	3,835
*	Epicor Software Corp.	292,092	3,797
*	ScanSource, Inc.	77,515	3,778
*	Gateway, Inc.	1,377,142	3,718
*	Keane, Inc.	323,186	3,694
*	ViaSat, Inc.	140,590	3,606
*	Advanced Digital Information Corp.	372,077	3,498
*	Newport Corp.	250,993	3,496
*	The TriZetto Group, Inc.	246,516	3,481
*	Quantum Corp.	1,123,267	3,471
*	Standard Microsystem Corp.	114,291	3,418
*	Mercury Computer Systems, Inc.	129,489	3,399
*	SERENA Software, Inc.	169,755	3,383
*	Verint Systems Inc.	77,296	3,164
*	Extreme Networks, Inc.	710,776	3,163
*	SigmaTel Inc.	152,739	3,091
*	Sapient Corp.	494,322	3,090
	Park Electrochemical Corp.	115,738	3,084
*	Silicon Storage Technology, Inc.	557,609	3,000
*	Kopin Corp.	429,575	2,986
*	Lattice Semiconductor Corp.	696,808	2,982
*	Lexar Media, Inc.	461,639	2,954
	EDO Corp.	97,947	2,941
*	Exar Corp.	209,161	2,932
*	Synaptics Inc.	153,185	2,880
*	Ixia	195,620	2,878
*	Borland Software Corp.	491,845	2,863
	Agilysys, Inc.	168,346	2,835
*	TriQuint Semiconductor, Inc.	804,481	2,832
*	^ Amkor Technology, Inc.	645,614	2,828
*	ManTech International Corp.	107,030	2,827
*	Blue Coat Systems, Inc.	63,851	2,776
	Inter-Tel, Inc.	130,001	2,730
*	II-VI, Inc.	151,563	2,689
*	Adaptec, Inc.	684,696	2,622
*	Blackboard Inc.	104,552	2,615
*	Packeteer, Inc.	207,230	2,601
*	Harmonic, Inc.	445,426	2,592
*	JDA Software Group, Inc.	170,111	2,582
*	Ciber, Inc.	346,920	2,578
	Methode Electronics, Inc. Class A	222,870	2,567
*	Identix, Inc.	544,225	2,558
*	^ Lawson Software Inc.	368,422	2,557
	^ BEI Technologies, Inc.	72,979	2,554
*	Vignette Corp.	159,313	2,535
*	Vitesse Semiconductor Corp.	1,324,805	2,491
*	Secure Computing Corp.	218,853	2,484
*	Verity, Inc.	231,933	2,463
*	^ Novatel Wireless, Inc.	167,393	2,422
*	SPSS, Inc.	97,602	2,342
*	Agile Software Corp.	324,153	2,324
*	^ Ariba, Inc.	404,970	2,308
	Daktronics, Inc.	93,670	2,246
*	Actel Corp.	155,328	2,246
*	MRO Software Inc.	131,691	2,218
*	webMethods, Inc.	311,404	2,202
	Bel Fuse, Inc. Class B	59,162	2,155
*	Entrust, Inc.	384,462	2,153
*	SonicWALL, Inc.	330,977	2,102
*	InterVoice, Inc.	231,131	2,082
*	^ Broadwing Corp.	416,058	2,076
*	EPIQ Systems, Inc.	93,266	2,035
*	Jupitermedia Corp.	114,410	2,026
*	Concur Technologies, Inc.	163,071	2,017
*	Interwoven Inc.	241,044	1,969
*	Kanbay International Inc.	103,587	1,947
*	Open Solutions Inc.	88,832	1,938
*	Altiris, Inc.	125,111	1,913
*	Excel Technology, Inc.	73,909	1,899
*	Integrated Silicon Solution, Inc.	224,166	1,883
*	Lionbridge Technologies, Inc.	278,349	1,879
*	Opsware, Inc.	361,425	1,876
*	AMIS Holdings Inc.	155,317	1,842
*	Tyler Technologies, Inc.	214,582	1,777
*	Dot Hill Systems Corp.	254,798	1,715
*	Pixelworks, Inc.	259,476	1,710
*	Anaren, Inc.	120,163	1,694
*	PDF Solutions, Inc.	102,037	1,694
	Cubic Corp.	98,136	1,680
*	MatrixOne, Inc.	318,935	1,678
*	Magma Design Automation, Inc.	205,089	1,665
*	^ Universal Display Corp.	146,600	1,635
*	Echelon Corp.	176,644	1,627
*	TTM Technologies, Inc.	224,764	1,607
*	PortalPlayer Inc.	56,688	1,555
*	^ Ionatron Inc.	152,395	1,536
*	^ Finisar Corp.	1,105,801	1,515
*	^ Mindspeed Technologies, Inc.	628,055	1,514
*	OSI Systems Inc.	94,651	1,495
*	Herley Industries Inc.	79,208	1,476
*	Multi-Fineline Electronix, Inc.	50,219	1,470
*	OpenTV Corp.	505,598	1,451
*	Ditech Communications Corp.	210,954	1,422
*	IXYS Corp.	133,237	1,407
*	^ InPhonic, Inc.	100,311	1,379
*	Pericom Semiconductor Corp.	154,773	1,368
*	^ Audible, Inc.	102,267	1,257
*	^ Silicon Graphics, Inc.	1,605,299	1,252
*	Westell Technologies, Inc.	329,748	1,200
*	SupportSoft, Inc.	235,370	1,186
*	ActivCard Corp.	267,947	1,160
*	RightNow Technologies Inc.	73,837	1,087
*	SeaChange International, Inc.	162,762	1,035
*	@ Road, Inc.	222,668	1,022
*	SYNNEX Corp.	60,307	1,016
	Syntel, Inc.	49,818	971
*	Iomega Corp.	315,222	949
*	Ulticom, Inc.	79,825	880
*	^ FalconStor Software, Inc.	145,223	880
	Blackbaud, Inc.	61,360	869
*	Atheros Communications	87,398	853
*	InFocus Corp.	243,305	839
*	ESS Technology, Inc.	222,037	788
*	Oplink Communications, Inc.	502,483	764
*	Ness Technologies Inc.	74,931	749
	QAD Inc.	83,147	689
*	Virage Logic Corp.	87,816	681
*	Motive, Inc.	102,098	647
*	Arbinet Holdings, Inc.	74,944	540
*	iGATE Corp.	148,219	538
*	Pegasystems Inc.	77,009	461
*	Cogent Communications Group, Inc.	90,455	441
	^ REMEC Inc.	160,856	199
*	McDATA Corp.	30,308	147
	Bel Fuse, Inc. Class A	301	9

			1,129,232

	Utilities (6.2%)
*	Southwestern Energy Co.	499,175	36,639
*	^ Allegheny Energy, Inc.	995,787	30,591
	Aqua America, Inc.	587,836	22,350
*	CMS Energy Corp.	1,340,562	22,052
	ONEOK, Inc.	593,626	20,195
	Energen Corp.	426,842	18,465
	UGI Corp. Holding Co.	632,588	17,807
	Western Gas Resources, Inc.	340,870	17,463
	AGL Resources Inc.	448,587	16,647
	National Fuel Gas Co.	486,297	16,631
	OGE Energy Corp.	552,206	15,517
*	Southern Union Co.	577,761	14,889
	Puget Energy, Inc.	612,922	14,391
*	Alamosa Holdings, Inc.	828,612	14,178
	Atmos Energy Corp.	489,713	13,834
	^ Hawaiian Electric Industries Inc.	494,694	13,792
	Great Plains Energy, Inc.	456,901	13,666
	Vectren Corp.	466,024	13,212
	Westar Energy, Inc.	530,747	12,807
	WPS Resources Corp.	219,982	12,715
*	Kinder Morgan Management, LLC	240,041	11,896
	Piedmont Natural Gas, Inc.	470,100	11,832
	PNM Resources Inc.	402,726	11,546
	NICOR Inc.	270,457	11,367
*	Sierra Pacific Resources	720,087	10,693
	WGL Holdings Inc.	298,841	9,602
*	^ Level 3 Communications, Inc.	4,033,330	9,357
	Peoples Energy Corp.	232,620	9,161
	Black Hills Corp.	189,198	8,206
	Duquesne Light Holdings, Inc.	474,826	8,172
	ALLETE, Inc.	173,099	7,930
	IDACORP, Inc.	257,809	7,768
	New Jersey Resources Corp.	167,997	7,725
	Cleco Corp.	304,807	7,187
	UniSource Energy Corp.	211,611	7,034
*	Cincinnati Bell Inc.	1,504,965	6,637
	NorthWestern Corp.	218,567	6,599
	Southwest Gas Corp.	230,177	6,305
	Northwest Natural Gas Co.	168,524	6,272
*	El Paso Electric Co.	291,830	6,085
*	Aquila, Inc.	1,482,078	5,869
	Avista Corp.	297,345	5,769
*	Price Communications Corp.	327,702	5,391
*	Dobson Communications Corp.	701,836	5,390
	Otter Tail Corp.	169,420	5,242
	South Jersey Industries, Inc.	170,888	4,980
	Commonwealth Telephone Enterprises, Inc.	129,695	4,890
	CH Energy Group, Inc.	96,720	4,592
	MGE Energy, Inc.	125,144	4,569
	UIL Holdings Corp.	85,362	4,465
	California Water Service Group	106,963	4,407
*	USA Mobility, Inc.	151,757	4,094
*	IDT Corp. Class B	331,520	4,041
	The Laclede Group, Inc.	122,557	3,982
*	UbiquiTel Inc.	427,953	3,740
	Empire District Electric Co.	157,265	3,597
*	Premiere Global Services, Inc.	418,733	3,425
	American States Water Co.	102,345	3,424
*	Mediacom Communications Corp.	387,968	2,863
*	General Communication, Inc.	267,879	2,652
	Surewest Communications	85,141	2,442
*	Time Warner Telecom Inc.	306,344	2,389
*	Centennial Communications Corp. Class A	158,462	2,374
	SJW Corp.	41,942	2,025
	Iowa Telecommunications Services Inc.	113,488	1,909
*	Intrado Inc.	96,294	1,736
	North Pittsburgh Systems, Inc.	83,023	1,694
	CT Communications, Inc.	109,732	1,357
*	IDT Corp.	109,400	1,346
	Central Vermont Public Service Corp.	74,991	1,312
	Connecticut Water Services, Inc.	9,904	245

			635,426

	Other (0.8%)
	Teleflex Inc.	224,196	15,806
*	McDermott International, Inc.	376,337	13,778
	Carlisle Co., Inc.	190,902	12,136
	Walter Industries, Inc.	236,643	11,577
	Trinity Industries, Inc.	278,142	11,262
	Lancaster Colony Corp.	171,271	7,365
*	GenCorp, Inc.	284,237	5,301
	Kaman Corp. Class A	135,630	2,774
*	Sequa Corp. Class A	28,324	1,671

			81,670

	TOTAL COMMON STOCKS
	(Cost $7,350,915)	918,762,384	10,209,559

	TEMPORARY CASH INVESTMENTS (4.4%)

	Money Market Fund (4.4%)
	** Vanguard Market Liquidity Fund, 3.744%	448,468,469	448,468

		Face
		Amount
		($000)

	U.S. Agency Obligation (0.0%)
	† Federal National Mortgage Assn.
	(1)3.468%, 10/12/05	2,000	1,998

	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $450,466)		450,466

	TOTAL INVESTMENTS (104.2%)
	(Cost $7,801,381)		10,660,025

	OTHER ASSETS AND LIABILITIES—NET (-4.2%)		(428,523)

	NET ASSETS (100%)		$10,231,502

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1) Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
	REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $7,801,381,000. Net unrealized appreciation of investment securities for tax purposes was $2,858,644,000, consisting of unrealized gains of $3,325,037,000 on securities that had risen in value since their purchase and $466,393,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 4.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	558	37,504	659
Russell 2000 Index	7	2,352	(19)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid-Cap Index Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (99.8%)

Auto & Transportation (1.8%)
CSX Corp.	1,168,115	$54,294
Genuine Parts Co.	940,837	40,362
Expeditors International of Washington, Inc.	575,221	32,661
C.H. Robinson Worldwide, Inc.	434,731	27,875
Gentex Corp.	798,969	13,902
Lear Corp.	362,344	12,309
Dana Corp.	808,166	7,605
Delphi Corp.	2,724,215	7,519
*^ JetBlue Airways Corp.	421,235	7,414
* TRW Automotive Holdings Corp.	186,518	5,472

		209,413

Consumer Discretionary (17.3%)
Starwood Hotels & Resorts Worldwide, Inc.	1,165,587	66,637
* Coach, Inc.	2,034,031	63,787
* Office Depot, Inc.	1,703,498	50,594
*^ Sirius Satellite Radio, Inc.	6,783,638	44,433
Hilton Hotels Corp.	1,956,636	43,672
*^ XM Satellite Radio Holdings, Inc.	1,194,672	42,901
R.R. Donnelley & Sons Co.	1,092,793	40,510
* Fisher Scientific International Inc.	647,767	40,194
Nordstrom, Inc.	1,108,882	38,057
* Chico's FAS, Inc.	973,231	35,815
Black & Decker Corp.	431,506	35,422
Harman International Industries, Inc.	345,066	35,290
* Liberty Global Inc. Class A	1,287,262	34,859
Newell Rubbermaid, Inc.	1,484,844	33,632
* Liberty Global, Inc. Series C	1,260,217	32,451
Robert Half International, Inc.	878,661	31,272
Tiffany & Co.	774,951	30,820
* VeriSign, Inc.	1,426,711	30,489
* MGM Mirage, Inc.	678,589	29,702
* Expedia, Inc.	1,455,673	28,837
VF Corp.	483,639	28,037
Wendy's International, Inc.	619,898	27,988
Dollar General Corp.	1,503,695	27,578
Whirlpool Corp.	360,915	27,347
* Interpublic Group of Cos., Inc.	2,281,120	26,552
Republic Services, Inc. Class A	740,287	26,125
Royal Caribbean Cruises, Ltd.	598,967	25,875
Darden Restaurants Inc.	802,742	24,379
* Telewest Global, Inc.	1,057,515	24,270
* Getty Images, Inc.	280,932	24,171
Michaels Stores, Inc.	729,621	24,121
Knight Ridder	401,210	23,543
Abercrombie & Fitch Co.	465,478	23,204
Liz Claiborne, Inc.	589,649	23,185
* Mohawk Industries, Inc.	287,776	23,094
* Advance Auto Parts, Inc.	579,566	22,418
New York Times Co. Class A	741,464	22,059
Manpower Inc.	486,250	21,585
ServiceMaster Co.	1,569,734	21,254
Fastenal Co.	347,840	21,250
* ChoicePoint Inc.	486,957	21,022
* Lamar Advertising Co. Class A	460,761	20,900
The Stanley Works	446,452	20,840
CDW Corp.	351,797	20,728
Leggett & Platt, Inc.	1,022,752	20,660
* Williams-Sonoma, Inc.	530,401	20,341
GTECH Holdings Corp.	619,863	19,873
* Discovery Holding Co. Class A	1,372,399	19,817
* AutoNation, Inc.	991,805	19,806
* Career Education Corp.	553,906	19,697
* Iron Mountain, Inc.	527,267	19,351
Ross Stores, Inc.	797,437	18,899
Alberto-Culver Co. Class B	421,239	18,850
Jones Apparel Group, Inc.	650,310	18,534
Foot Locker, Inc.	844,678	18,532
* Monster Worldwide Inc.	595,110	18,276
* Brinker International, Inc.	478,906	17,988
* CarMax, Inc.	563,904	17,633
Circuit City Stores, Inc.	1,014,985	17,417
Aramark Corp. Class B	643,529	17,189
^ RadioShack Corp.	688,697	17,080
Family Dollar Stores, Inc.	857,389	17,036
Station Casinos, Inc.	256,296	17,008
Hasbro, Inc.	865,454	17,006
PETsMART, Inc.	771,578	16,805
Polo Ralph Lauren Corp.	320,705	16,131
The Neiman Marcus Group, Inc. Class A	159,393	15,931
* Urban Outfitters, Inc.	530,298	15,591
International Flavors & Fragrances, Inc.	432,233	15,405
American Eagle Outfitters, Inc.	624,067	14,684
Reebok International Ltd.	257,755	14,581
Sabre Holdings Corp.	706,943	14,337
* Pixar, Inc.	318,895	14,194
Outback Steakhouse, Inc.	358,678	13,128
*^ Wynn Resorts Ltd.	267,983	12,099
* Dollar Tree Stores, Inc.	558,700	12,096
Belo Corp. Class A	527,910	12,068
* Weight Watchers International, Inc.	222,375	11,470
Dex Media, Inc.	406,130	11,286
* Allied Waste Industries, Inc.	1,244,583	10,517
Meredith Corp.	203,731	10,164
Boyd Gaming Corp.	213,820	9,220
International Speedway Corp.	156,946	8,235
Westwood One, Inc.	397,272	7,902
The McClatchy Co. Class A	110,155	7,185
The Neiman Marcus Group, Inc. Class B	68,224	6,811
* Hewitt Associates, Inc.	235,800	6,433
* DreamWorks Animation SKG, Inc.	224,684	6,215
^ Regal Entertainment Group Class A	219,625	4,401
* Columbia Sportswear Co.	86,653	4,021
Hearst-Argyle Television Inc.	139,451	3,583

		2,026,385

Consumer Staples (2.8%)
Whole Foods Market, Inc.	352,609	47,408
UST, Inc.	891,481	37,317
* Dean Foods Co.	811,794	31,546
* Constellation Brands, Inc. Class A	1,039,700	27,032
Molson Coors Brewing Co. Class B	374,726	23,986
SuperValu Inc.	732,966	22,810
The Pepsi Bottling Group, Inc.	793,342	22,650
Tyson Foods, Inc.	1,223,984	22,093
McCormick & Co., Inc.	648,161	21,150
J.M. Smucker Co.	299,620	14,544
Carolina Group	366,804	14,536
* Smithfield Foods, Inc.	480,704	14,267
Hormel Foods Corp.	409,815	13,520
Brown-Forman Corp. Class B	210,624	12,541
PepsiAmericas, Inc.	370,683	8,426

		333,826

Financial Services (20.3%)
The Chicago Mercantile Exchange	184,815	62,338
Legg Mason Inc.	550,646	60,400
Vornado Realty Trust REIT	678,659	58,785
ProLogis REIT	1,315,327	58,282
General Growth Properties Inc. REIT	1,219,233	54,780
CIT Group Inc.	1,135,272	51,292
* Fiserv, Inc.	1,031,684	47,323
Archstone-Smith Trust REIT	1,141,927	45,529
Sovereign Bancorp, Inc.	1,967,009	43,353
Boston Properties, Inc. REIT	597,705	42,377
T. Rowe Price Group Inc.	632,014	41,271
Fidelity National Financial, Inc.	885,222	39,410
Plum Creek Timber Co. Inc. REIT	989,751	37,521
Jefferson-Pilot Corp.	733,083	37,512
Synovus Financial Corp.	1,342,546	37,215
Hudson City Bancorp, Inc.	3,061,484	36,432
SAFECO Corp.	672,609	35,904
Cincinnati Financial Corp.	851,542	35,671
* E*TRADE Financial Corp.	1,987,484	34,980
Zions Bancorp	483,704	34,445
Avalonbay Communities, Inc. REIT	393,527	33,725
Popular, Inc.	1,368,983	33,157
UnumProvident Corp.	1,606,139	32,926
MGIC Investment Corp.	509,013	32,679
*^ Ameritrade Holding Corp.	1,519,449	32,638
Kimco Realty Corp. REIT	1,036,770	32,575
Host Marriott Corp. REIT	1,806,060	30,522
Public Storage, Inc. REIT	452,025	30,286
Everest Re Group, Ltd.	304,045	29,766
Torchmark Corp.	561,692	29,674
Compass Bancshares Inc.	635,015	29,103
Huntington Bancshares Inc.	1,190,311	26,746
Duke Realty Corp. REIT	773,723	26,214
Developers Diversified Realty Corp. REIT	556,377	25,983
^ Commerce Bancorp, Inc.	830,507	25,488
Old Republic International Corp.	936,145	24,967
Radian Group, Inc.	464,786	24,680
White Mountains Insurance Group Inc.	40,701	24,583
iStar Financial Inc. REIT	607,185	24,549
Equifax, Inc.	699,839	24,452
W.R. Berkley Corp.	615,418	24,297
* The Dun & Bradstreet Corp.	367,617	24,215
Assurant, Inc.	633,123	24,097
Mercantile Bankshares Corp.	441,516	23,789
First Horizon National Corp.	635,963	23,117
New York Community Bancorp, Inc.	1,288,996	21,140
The Macerich Co. REIT	321,899	20,904
Regency Centers Corp. REIT	360,728	20,724
^ Allied Capital Corp.	720,233	20,620
AMB Property Corp. REIT	453,344	20,355
Associated Banc-Corp	665,354	20,280
The PMI Group Inc.	504,325	20,107
Liberty Property Trust REIT	469,863	19,988
Apartment Investment & Management Co. Class A REIT	514,323	19,945
* DST Systems, Inc.	360,460	19,764
Health Care Properties Investors REIT	724,163	19,545
PartnerRe Ltd.	297,055	19,026
Leucadia National Corp.	435,171	18,756
A.G. Edwards & Sons, Inc.	415,736	18,213
Janus Capital Group Inc.	1,224,651	17,696
TCF Financial Corp.	657,230	17,581
Weingarten Realty Investors REIT	457,254	17,307
Axis Capital Holdings Ltd.	579,801	16,530
Fair Isaac, Inc.	364,233	16,318
Nuveen Investments, Inc. Class A	410,846	16,183
RenaissanceRe Holdings Ltd.	365,046	15,963
* Markel Corp.	47,814	15,803
* CheckFree Corp.	417,828	15,802
Commerce Bancshares, Inc.	306,631	15,785
City National Corp.	225,097	15,777
Brown & Brown, Inc.	317,352	15,769
Hospitality Properties Trust REIT	367,286	15,742
Federated Investors, Inc.	460,264	15,295
Eaton Vance Corp.	609,796	15,135
Protective Life Corp.	356,377	14,676
Fulton Financial Corp.	869,566	14,565
Arthur J. Gallagher & Co.	503,183	14,497
Astoria Financial Corp.	530,468	14,015
Independence Community Bank Corp.	407,872	13,904
* WellChoice Inc.	181,566	13,781
SEI Investments Co.	354,300	13,315
New Plan Excel Realty Trust REIT	556,434	12,770
Valley National Bancorp	555,812	12,728
TD Banknorth, Inc.	421,079	12,691
Nationwide Financial Services, Inc.	309,001	12,376
Unitrin, Inc.	260,268	12,352
Wilmington Trust Corp.	328,176	11,962
^ Investors Financial Services Corp.	360,726	11,868
Dow Jones & Co., Inc.	283,666	10,833
Mercury General Corp.	147,375	8,841
Transatlantic Holdings, Inc.	141,947	8,091
^ Friedman, Billings, Ramsey Group, Inc. REIT	788,698	8,037
Erie Indemnity Co. Class A	152,156	8,026
*^ CapitalSource Inc.	356,105	7,763
BlackRock, Inc.	80,199	7,107
BOK Financial Corp.	112,629	5,425
Student Loan Corp.	21,542	5,103
Total System Services, Inc.	212,606	4,956
Refco Inc.	172,012	4,863
*(2)Ameriprise Financial, Inc.	118,462	4,241
Capitol Federal Financial	120,531	4,125

		2,384,012

Health Care (9.2%)
* Coventry Health Care Inc.	579,051	49,810
* Celgene Corp.	899,817	48,878
* MedImmune Inc.	1,336,253	44,965
AmerisourceBergen Corp.	562,024	43,444
* Express Scripts Inc.	680,224	42,310
* Humana Inc.	829,211	39,703
* PacifiCare Health Systems, Inc.	469,808	37,481
C.R. Bard, Inc.	566,797	37,426
* Laboratory Corp. of America Holdings	725,959	35,361
* Sepracor Inc.	565,353	33,350
* Hospira, Inc.	810,474	33,205
Omnicare, Inc.	566,176	31,836
Health Management Associates Class A	1,329,797	31,210
IMS Health, Inc.	1,221,973	30,757
* Health Net Inc.	606,701	28,709
* Tenet Healthcare Corp.	2,529,120	28,402
* Varian Medical Systems, Inc.	712,659	28,157
* IVAX Corp.	1,065,255	28,080
* Barr Pharmaceuticals Inc.	501,235	27,528
* DaVita, Inc.	539,899	24,873
Bausch & Lomb, Inc.	287,674	23,210
Mylan Laboratories, Inc.	1,176,223	22,654
* Patterson Cos	555,754	22,247
DENTSPLY International Inc.	411,791	22,245
* Lincare Holdings, Inc.	534,552	21,943
* Invitrogen Corp.	280,005	21,065
* Triad Hospitals, Inc.	460,708	20,856
* Watson Pharmaceuticals, Inc.	564,507	20,667
* King Pharmaceuticals, Inc.	1,303,005	20,040
* Henry Schein, Inc.	467,836	19,939
* Community Health Systems, Inc.	481,440	18,685
WebMD Corp.	1,633,358	18,098
Beckman Coulter, Inc.	333,432	17,999
Manor Care, Inc.	466,323	17,911
* Millipore Corp.	269,617	16,956
* Millennium Pharmaceuticals, Inc.	1,660,597	15,493
* Cephalon, Inc.	313,396	14,548
Universal Health Services Class B	293,218	13,966
* Kinetic Concepts, Inc.	223,894	12,717
* ImClone Systems, Inc.	360,518	11,338
*^ American Pharmaceuticals Partners, Inc.	116,139	5,303

		1,083,365

Integrated Oils (0.9%)
Amerada Hess Corp.	448,214	61,629
Murphy Oil Corp.	893,229	44,545

		106,174

Other Energy (10.4%)
XTO Energy, Inc.	1,849,349	83,812
Williams Cos., Inc.	3,079,008	77,129
Chesapeake Energy Corp.	1,727,230	66,067
BJ Services Co.	1,747,170	62,881
* Nabors Industries, Inc.	852,316	61,222
* National Oilwell Varco Inc.	927,892	61,055
Peabody Energy Corp.	705,253	59,488
Sunoco, Inc.	742,812	58,088
GlobalSantaFe Corp.	1,227,774	56,011
* Weatherford International Ltd.	755,701	51,886
Noble Corp.	732,629	50,156
El Paso Corp.	3,556,430	49,434
* Ultra Petroleum Corp.	811,321	46,148
Noble Energy, Inc.	937,503	43,969
Pioneer Natural Resources Co.	776,956	42,670
Smith International, Inc.	1,145,072	38,142
ENSCO International, Inc.	818,378	38,128
CONSOL Energy, Inc.	492,404	37,556
Patterson-UTI Energy, Inc.	868,931	31,351
* Newfield Exploration Co.	638,441	31,347
Equitable Resources, Inc.	623,916	24,370
* Pride International, Inc.	853,133	24,323
* Cooper Cameron Corp.	296,521	21,922
Diamond Offshore Drilling, Inc.	346,987	21,253
Rowan Cos., Inc.	583,971	20,725
* NRG Energy, Inc.	469,895	20,018
* Cimarex Energy Co.	437,201	19,818
Pogo Producing Co.	329,247	19,406
* Hanover Compressor Co.	2,072	29

		1,218,404

Materials & Processing (7.6%)
Phelps Dodge Corp.	522,792	67,926
Nucor Corp.	864,058	50,971
Freeport-McMoRan Copper & Gold, Inc. Class B	969,534	47,110
American Standard Cos., Inc.	975,092	45,391
Georgia Pacific Group	1,262,853	43,013
Vulcan Materials Co.	550,740	40,870
Precision Castparts Corp.	712,576	37,838
Lyondell Chemical Co.	1,195,052	34,202
Bunge Ltd.	598,147	31,475
Fluor Corp.	466,915	30,060
Sherwin-Williams Co.	637,592	28,099
MeadWestvaco Corp.	1,005,280	27,766
Avery Dennison Corp.	506,441	26,532
United States Steel Corp.	615,851	26,081
The St. Joe Co.	389,546	24,327
Sigma-Aldrich Corp.	371,322	23,787
Temple-Inland Inc.	573,438	23,425
* Sealed Air Corp.	451,843	21,444
Ball Corp.	564,527	20,741
Eastman Chemical Co.	433,694	20,371
* Jacobs Engineering Group Inc.	294,196	19,829
* Energizer Holdings, Inc.	347,297	19,692
Ashland, Inc.	353,639	19,535
Engelhard Corp.	651,158	18,174
* Owens-Illinois, Inc.	821,520	16,940
Chemtura Corp.	1,257,705	15,621
* Smurfit-Stone Container Corp.	1,370,511	14,199
* Pactiv Corp.	804,828	14,101
Sonoco Products Co.	508,261	13,881
Bemis Co., Inc.	549,698	13,578
Lafarge North America Inc.	174,394	11,791
Valspar Corp.	522,090	11,674
* The Mosaic Co.	714,948	11,453
* Huntsman Corp.	475,909	9,304
Bowater Inc.	300,782	8,503
Packaging Corp. of America	348,355	6,762

		896,466

Producer Durables (6.9%)
D. R. Horton, Inc.	1,515,698	54,899
* American Tower Corp. Class A	2,157,328	53,825
Pulte Homes, Inc.	1,182,414	50,749
Rockwell Collins, Inc.	932,686	45,067
Centex Corp.	689,957	44,557
Parker Hannifin Corp.	648,097	41,679
Lennar Corp. Class A	598,729	35,780
Cooper Industries, Inc. Class A	500,729	34,620
KB HOME	438,865	32,125
* NVR, Inc.	33,555	29,695
* Crown Castle International Corp.	1,181,691	29,105
* Toll Brothers, Inc.	627,025	28,009
Goodrich Corp.	617,652	27,387
* Thermo Electron Corp.	869,408	26,865
* Waters Corp.	633,051	26,335
W.W. Grainger, Inc.	416,052	26,178
American Power Conversion Corp.	936,396	24,253
* LAM Research Corp.	747,544	22,778
^ Garmin Ltd.	321,660	21,818
Pentair, Inc.	520,812	19,010
Novellus Systems, Inc.	744,919	18,683
Pall Corp.	671,821	18,475
* Teradyne, Inc.	1,056,981	17,440
* Alliant Techsystems, Inc.	198,880	14,846
Molex, Inc.	550,161	14,678
Diebold, Inc.	384,808	13,261
Hubbell Inc. Class B	281,264	13,200
Tektronix, Inc.	477,261	12,041
Molex, Inc. Class A	225,368	5,794
Lennar Corp. Class B	63,528	3,520

		806,672

Technology (12.6%)
Autodesk, Inc.	1,233,548	57,286
* Advanced Micro Devices, Inc.	2,130,143	53,680
Rockwell Automation, Inc.	992,152	52,485
* Marvell Technology Group Ltd.	1,076,973	49,659
National Semiconductor Corp.	1,882,733	49,516
* Computer Sciences Corp.	1,030,633	48,759
L-3 Communications Holdings, Inc.	608,045	48,078
* SanDisk Corp.	976,703	47,126
* Network Appliance, Inc.	1,876,045	44,537
* Flextronics International Ltd.	3,049,835	39,190
* Altera Corp.	2,004,304	38,302
* Affiliated Computer Services, Inc. Class A	646,415	35,294
* Freescale Semiconductor, Inc. Class A	1,502,810	35,181
* Cognizant Technology Solutions Corp.	730,361	34,028
Microchip Technology, Inc.	1,124,523	33,871
Seagate Technology	2,058,906	32,634
* NCR Corp.	1,007,625	32,153
Scientific-Atlanta, Inc.	821,803	30,826
Harris Corp.	720,433	30,114
* NVIDIA Corp.	868,060	29,757
* Jabil Circuit, Inc.	927,339	28,673
* Comverse Technology, Inc.	1,079,953	28,370
* McAfee Inc.	877,688	27,577
Siebel Systems, Inc.	2,639,240	27,263
* BMC Software, Inc.	1,195,035	25,215
Applera Corp.-Applied Biosystems Group	1,064,204	24,732
* Tellabs, Inc.	2,297,233	24,167
* Cadence Design Systems, Inc.	1,490,056	24,079
* Avaya Inc.	2,315,895	23,854
* Citrix Systems, Inc.	912,880	22,950
* NAVTEQ Corp.	435,284	21,742
* LSI Logic Corp.	2,090,345	20,590
* Solectron Corp.	5,243,697	20,503
* Compuware Corp.	2,089,202	19,847
* Red Hat, Inc.	906,311	19,205
Amphenol Corp.	475,691	19,189
* Mercury Interactive Corp.	467,495	18,513
* BEA Systems, Inc.	2,009,934	18,049
* JDS Uniphase Corp.	8,100,803	17,984
Intersil Corp.	825,200	17,973
* QLogic Corp.	495,816	16,957
* Ceridian Corp.	808,413	16,775
* International Rectifier Corp.	348,144	15,694
* Freescale Semiconductor, Inc. Class B	664,109	15,660
* Novell, Inc.	2,045,916	15,242
* Synopsys, Inc.	775,851	14,664
* Zebra Technologies Corp. Class A	369,252	14,434
* Ingram Micro, Inc. Class A	730,773	13,549
Symbol Technologies, Inc.	1,310,808	12,689
* Sanmina-SCI Corp.	2,834,017	12,158
* Unisys Corp.	1,825,882	12,124
* Vishay Intertechnology, Inc.	889,788	10,633
* Agere Systems Inc.	970,356	10,101
* Fairchild Semiconductor International, Inc.	645,176	9,587
National Instruments Corp.	301,007	7,417
AVX Corp.	326,866	4,164

		1,474,799

Utilities (8.7%)
PPL Corp.	2,046,835	66,174
Constellation Energy Group, Inc.	957,464	58,980
* AES Corp.	3,348,011	55,008
Sempra Energy	1,161,441	54,657
Kinder Morgan, Inc.	526,367	50,615
Cinergy Corp.	1,016,379	45,137
DTE Energy Co.	939,374	43,080
Xcel Energy, Inc.	2,169,685	42,548
Questar Corp.	457,755	40,337
* Cablevision Systems NY Group Class A	1,201,274	36,843
NiSource, Inc.	1,466,036	35,551
KeySpan Corp.	937,099	34,467
* Qwest Communications International Inc.	8,331,732	34,160
MCI Inc.	1,316,292	33,394
* NII Holdings Inc.	366,843	30,980
Wisconsin Energy Corp.	631,403	25,206
Citizens Communications Co.	1,837,191	24,894
SCANA Corp.	581,553	24,565
* NTL Inc.	365,426	24,410
Pepco Holdings, Inc.	1,018,183	23,693
Pinnacle West Capital Corp.	530,427	23,381
CenterPoint Energy Inc.	1,500,393	22,311
CenturyTel, Inc.	615,424	21,528
MDU Resources Group, Inc.	574,861	20,494
TECO Energy, Inc.	1,115,775	20,106
Energy East Corp.	793,982	20,000
DPL Inc.	682,846	18,983
Alliant Energy Corp.	626,492	18,250
NSTAR	575,872	16,654
* Nextel Partners, Inc.	645,247	16,196
Northeast Utilities	698,683	13,939
Telephone & Data Systems, Inc.	295,078	11,508
Telephone & Data Systems, Inc. - Special Common Shares	258,973	9,724
* U.S. Cellular Corp.	86,828	4,638

		1,022,411

Other (1.3%)
ITT Industries, Inc.	473,067	53,740
Textron, Inc.	655,024	46,978
Brunswick Corp.	497,063	18,754
SPX Corp.	405,205	18,619
Hillenbrand Industries, Inc.	298,861	14,061

		152,152

TOTAL COMMON STOCKS
(Cost $8,994,951)		11,714,079

TEMPORARY CASH INVESTMENTS (1.9%)

Money Market Fund (1.9%)
** Vanguard Market Liquidity Fund, 3.744%	217,710,491	217,710

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
†Federal National Mortgage Assn
(1)3.468%, 10/12/05	2,000	1,998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $219,708)		219,708

TOTAL INVESTMENTS (101.7%)
(Cost $9,214,659)		11,933,787

OTHER ASSETS AND LIABILITIES—NET (-1.7%)		(202,188)

NET ASSETS (100%)		$11,731,599

At September 30, 2005 net assets consisted of:
  * Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1) Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
(2) Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of September 30, 2005.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $9,214,659,000. Net unrealized appreciation of investment securities for tax purposes was $2,719,128,000, consisting of unrealized gains of $2,963,830,000 on securities that had risen in value since their purchase and $244,702,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	53	19,099	26
E-mini S&P MidCap 400 Index	15	1,081	31

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small-Cap Value Index Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (99.8%)

Auto & Transportation (3.7%)
BorgWarner, Inc.	254,980	$14,396
* Yellow Roadway Corp.	275,276	11,402
Laidlaw International Inc.	452,292	10,932
Alexander & Baldwin, Inc.	177,770	9,464
Overseas Shipholding Group Inc.	124,554	7,265
* Kansas City Southern	295,721	6,893
^ OMI Corp.	379,836	6,788
Skywest, Inc.	247,165	6,629
Tidewater Inc.	129,052	6,281
Modine Manufacturing Co.	141,318	5,184
ArvinMeritor, Inc.	284,673	4,760
American Axle & Manufacturing Holdings, Inc.	194,549	4,490
* Aviall, Inc.	128,267	4,333
Cooper Tire & Rubber Co.	274,207	4,187
Visteon Corp.	378,409	3,701
* Offshore Logistics, Inc.	99,897	3,696
Arkansas Best Corp.	102,911	3,589
* TBC Corp.	96,179	3,317
^ Superior Industries International, Inc.	101,925	2,193
Bandag, Inc.	50,942	2,183
* RailAmerica, Inc.	170,097	2,024
Wabtec Corp.	70,160	1,914
^ General Maritime Corp.	51,666	1,902
Monaco Coach Corp.	126,316	1,862
* Alaska Air Group, Inc.	58,067	1,687
* Aftermarket Technology Corp.	91,182	1,677
Sea Containers Ltd. Class A	117,407	1,376
* Fleetwood Enterprises, Inc.	87,401	1,075
Sauer-Danfoss, Inc.	53,311	1,066
* Continental Airlines, Inc. Class B	106,068	1,025
Wabash National Corp.	49,155	966
* Hayes Lemmerz International, Inc.	161,616	724
* Stoneridge, Inc.	78,125	642
* Commercial Vehicle Group Inc.	27,978	586
*^ Mesa Air Group Inc.	68,652	566
* Covenant Transport, Inc.	42,742	517
Bandag, Inc. Class A	3,140	117

		141,409

Consumer Discretionary (12.4%)
Service Corp. International	1,396,343	11,576
OfficeMax, Inc.	319,077	10,105
* Tech Data Corp.	265,625	9,751
Snap-On Inc.	260,851	9,422
* Saks Inc.	504,508	9,333
* Convergys Corp.	641,962	9,225
* AnnTaylor Stores Corp.	329,328	8,744
* BJ's Wholesale Club, Inc.	308,792	8,584
Adesa, Inc.	382,914	8,462
American Greetings Corp. Class A	290,375	7,956
Lee Enterprises, Inc.	172,320	7,320
* Tommy Hilfiger Corp.	414,188	7,186
* United Stationers, Inc.	149,818	7,170
Borders Group, Inc.	320,822	7,113
Reader's Digest Association, Inc.	427,082	6,821
Maytag Corp.	359,707	6,568
* Rent-A-Center, Inc.	337,440	6,516
* PHH Corp.	237,270	6,515
Dillard's Inc.	303,837	6,344
IKON Office Solutions, Inc.	634,732	6,335
* Scholastic Corp.	156,894	5,799
* Charming Shoppes, Inc.	540,855	5,771
Banta Corp.	111,921	5,696
* MPS Group, Inc.	467,906	5,521
Media General, Inc. Class A	95,050	5,514
Tupperware Corp.	241,662	5,505
Wolverine World Wide, Inc.	261,038	5,495
* Linens 'n Things, Inc.	204,143	5,451
* Payless ShoeSource, Inc.	303,056	5,273
The Brink's Co.	127,976	5,255
Phillips-Van Heusen Corp.	165,892	5,146
School Specialty, Inc.	103,108	5,030
Chemed Corp.	112,464	4,874
* Aztar Corp.	157,070	4,839
* Entercom Communications Corp.	152,888	4,830
Ethan Allen Interiors, Inc.	152,164	4,770
Callaway Golf Co.	309,849	4,676
Furniture Brands International Inc.	227,384	4,100
ABM Industries Inc.	190,760	3,970
* Dollar Thrifty Automotive Group, Inc.	113,437	3,819
Orient-Express Hotel Ltd.	132,955	3,779
Bob Evans Farms, Inc.	159,703	3,627
CBRL Group, Inc.	105,591	3,554
Liberty Corp.	74,460	3,491
* ShopKo Stores, Inc.	135,723	3,464
Burlington Coat Factory Warehouse Corp.	90,812	3,454
The Pep Boys (Manny, Moe & Jack)	246,228	3,408
* Citadel Broadcasting Corp.	247,765	3,402
IHOP Corp.	81,323	3,313
* The Sports Authority, Inc.	111,072	3,270
Kellwood Co.	125,352	3,240
Catalina Marketing Corp.	138,046	3,139
United Auto Group, Inc.	94,524	3,123
^ La-Z-Boy Inc.	235,496	3,106
* Cumulus Media Inc.	243,286	3,039
* CSK Auto Corp.	203,732	3,032
Stewart Enterprises, Inc. Class A	455,730	3,021
* Six Flags, Inc.	419,464	3,016
Sonic Automotive, Inc.	133,629	2,969
* Alderwoods Group, Inc.	180,995	2,965
* Korn/Ferry International	180,219	2,954
Hollinger International, Inc.	287,694	2,819
* Big Lots Inc.	256,123	2,815
Amerco, Inc.	47,891	2,787
Cato Corp. Class A	137,811	2,747
Viad Corp.	100,397	2,746
* Cox Radio, Inc.	180,187	2,739
Kelly Services, Inc. Class A	86,891	2,664
* Group 1 Automotive, Inc.	95,979	2,649
*^ Helen of Troy Ltd.	127,849	2,639
Brown Shoe Co., Inc.	77,586	2,560
* Elizabeth Arden, Inc.	118,382	2,555
Speedway Motorsports, Inc.	69,373	2,520
* FTI Consulting, Inc.	97,382	2,460
* Consolidated Graphics, Inc.	55,561	2,392
* Jack in the Box Inc.	79,302	2,372
Landry's Restaurants, Inc.	80,621	2,362
* Brightpoint, Inc.	122,562	2,346
Domino's Pizza, Inc.	95,079	2,217
* Ryan's Restaurant Group, Inc.	189,235	2,208
* K2 Inc.	193,247	2,203
Pier 1 Imports Inc.	193,887	2,185
Lone Star Steakhouse & Saloon, Inc.	83,525	2,172
* Tetra Tech, Inc.	127,824	2,150
Journal Communications, Inc.	144,026	2,146
* Spherion Corp.	277,459	2,109
The Stride Rite Corp.	163,245	2,093
Bowne & Co., Inc.	146,239	2,090
Triarc Cos., Inc. Class B	132,502	2,023
Lithia Motors, Inc.	69,602	2,017
Journal Register Co.	122,154	1,976
* Vail Resorts Inc.	67,608	1,944
The Marcus Corp.	95,591	1,916
Blyth, Inc.	84,168	1,876
Finish Line, Inc.	128,197	1,870
* JAKKS Pacific, Inc.	114,076	1,851
* Lin TV Corp.	122,608	1,710
CDI Corp.	57,835	1,708
Stage Stores, Inc.	61,970	1,665
Russell Corp.	118,505	1,664
Courier Corp.	43,546	1,629
* Jo-Ann Stores, Inc.	88,550	1,532
* SOURCECORP, Inc.	70,534	1,512
Movado Group, Inc.	78,559	1,471
Oxford Industries, Inc.	32,254	1,455
* O'Charley's Inc.	100,150	1,433
Jackson Hewitt Tax Service Inc.	59,406	1,420
The Topps Co., Inc.	172,681	1,418
* Cross Country Healthcare, Inc.	75,384	1,399
* CBIZ Inc.	273,917	1,397
Kenneth Cole Productions, Inc.	50,126	1,368
Central Parking Corp.	90,847	1,358
Churchill Downs, Inc.	37,908	1,339
Gray Television, Inc.	125,695	1,331
The Buckle, Inc.	37,912	1,288
* Steven Madden, Ltd.	55,626	1,275
* Fisher Communications, Inc.	27,345	1,273
Handleman Co.	98,394	1,243
*^ Midway Games Inc.	75,348	1,145
World Wrestling Entertainment, Inc.	85,833	1,116
Lawson Products, Inc.	28,874	1,060
Haverty Furniture Cos., Inc.	83,512	1,021
*^ Krispy Kreme Doughnuts, Inc.	162,264	1,016
* Asbury Automotive Group, Inc.	58,516	997
* 4Kids Entertainment Inc.	56,844	989
* Papa John's International, Inc.	19,525	979
Clark, Inc.	57,883	974
* Sirva Inc.	128,892	962
Libbey, Inc.	62,344	948
^ Action Performance Cos., Inc.	75,742	947
* Hudson Highland Group, Inc.	37,807	944
* RC2 Corp.	27,743	937
Sturm, Ruger & Co., Inc.	97,625	898
*^ Martha Stewart Living Omnimedia, Inc.	35,418	886
^ Pre-Paid Legal Services, Inc.	22,562	873
* Insight Communications Co., Inc.	72,637	845
Movie Gallery, Inc.	78,402	815
* Volt Information Sciences Inc.	38,144	775
Russ Berrie and Co., Inc.	51,913	733
* The Gymboree Corp.	49,130	670
* West Marine, Inc.	42,833	633
Startek, Inc.	45,961	607
Dover Downs Gaming & Entertainment, Inc.	43,245	588
AFC Enterprises, Inc.	49,231	568
* Regent Communications, Inc.	81,692	430
* Pegasus Solutions Inc.	46,651	419
* First Advantage Corp. Class A	10,573	311
* Sharper Image Corp.	19,873	250
* Miva Inc.	34,643	209
Deb Shops, Inc.	9,330	203
* Atari, Inc.	67,052	97
Triarc Cos., Inc. Class A	1,932	32

		468,729

Consumer Staples (1.5%)
* Del Monte Foods Co.	898,548	9,641
Ralcorp Holdings, Inc.	133,749	5,607
Longs Drug Stores, Inc.	126,583	5,429
Chiquita Brands International, Inc.	188,069	5,257
Universal Corp. (VA)	115,825	4,497
Sensient Technologies Corp.	202,406	3,836
Ruddick Corp.	160,373	3,697
* Hain Celestial Group, Inc.	140,518	2,726
Weis Markets, Inc.	42,726	1,709
Lance, Inc.	94,472	1,649
^ Vector Group Ltd.	79,167	1,584
Tootsie Roll Industries, Inc.	48,088	1,527
Schweitzer-Mauduit International, Inc.	65,135	1,454
Alliance One International, Inc.	352,584	1,248
* The Great Atlantic & Pacific Tea Co., Inc.	40,117	1,138
^ American Italian Pasta Co.	82,626	881
Ingles Markets, Inc.	53,219	841
Farmer Brothers, Inc.	36,190	731
Sanderson Farms, Inc.	14,379	534
Coca-Cola Bottling Co.	8,982	440
Arden Group Inc. Class A	4,046	305

		54,731

Financial Services (39.1%)
^ American Capital Strategies, Ltd.	472,525	17,323
First American Corp.	362,217	16,542
* AmeriCredit Corp.	666,720	15,915
United Dominion Realty Trust REIT	618,020	14,647
Federal Realty Investment Trust REIT	237,007	14,441
* Conseco, Inc.	681,775	14,392
Mills Corp. REIT	253,070	13,939
Colonial BancGroup, Inc.	620,463	13,898
Ventas, Inc. REIT	417,572	13,446
Rayonier Inc. REIT	226,803	13,068
Camden Property Trust REIT	234,161	13,054
^ SL Green Realty Corp. REIT	188,647	12,862
Reckson Associates Realty Corp. REIT	368,435	12,729
Mack-Cali Realty Corp. REIT	277,813	12,485
Arden Realty Group, Inc. REIT	301,291	12,404
Pan Pacific Retail Properties, Inc. REIT	183,352	12,083
Sky Financial Group, Inc.	426,977	12,002
Shurgard Storage Centers, Inc. Class A REIT	210,571	11,765
HRPT Properties Trust REIT	947,067	11,753
Bank of Hawaii Corp.	236,279	11,630
^ Thornburg Mortgage, Inc. REIT	449,746	11,271
IndyMac Bancorp, Inc.	281,877	11,157
CBL & Associates Properties, Inc. REIT	269,327	11,040
Webster Financial Corp.	242,722	10,913
StanCorp Financial Group, Inc.	126,286	10,633
Cullen/Frost Bankers, Inc.	210,614	10,392
BRE Properties Inc. Class A REIT	229,458	10,211
^ AmerUs Group Co.	176,723	10,139
CenterPoint Properties Corp. REIT	222,261	9,957
Ryder System, Inc.	290,290	9,934
* Allmerica Financial Corp.	241,022	9,916
Trizec Properties, Inc. REIT	418,094	9,641
FirstMerit Corp.	358,490	9,604
CarrAmerica Realty Corp. REIT	261,475	9,400
Deluxe Corp.	228,109	9,161
Realty Income Corp. REIT	377,770	9,032
Montpelier Re Holdings Ltd.	362,203	9,001
Health Care Inc. REIT	241,438	8,955
Essex Property Trust, Inc. REIT	98,785	8,891
Washington Federal Inc.	391,392	8,830
Crescent Real Estate, Inc. REIT	428,176	8,782
Healthcare Realty Trust Inc. REIT	215,286	8,642
Hudson United Bancorp	201,953	8,549
The South Financial Group, Inc.	317,644	8,526
Colonial Properties Trust REIT	190,548	8,476
Alexandria Real Estate Equities, Inc. REIT	101,280	8,375
New Century REIT, Inc.	226,483	8,215
Raymond James Financial, Inc.	253,626	8,146
American Financial Realty Trust REIT	571,961	8,122
Capital Automotive REIT	206,211	7,982
* La Quinta Corp. REIT	906,718	7,879
Prentiss Properties Trust REIT	193,616	7,861
Brandywine Realty Trust REIT	252,510	7,851
First Industrial Realty Trust REIT	193,886	7,765
Ohio Casualty Corp.	281,897	7,645
Westamerica Bancorporation	147,976	7,643
Westcorp, Inc.	129,158	7,607
GATX Corp.	191,592	7,577
NewAlliance Bancshares, Inc.	515,283	7,544
* Philadelphia Consolidated Holding Corp.	87,817	7,456
People's Bank	253,850	7,357
Kilroy Realty Corp. REIT	130,383	7,305
Whitney Holdings Corp.	270,051	7,302
First Midwest Bancorp, Inc.	195,951	7,297
BancorpSouth, Inc.	317,970	7,266
Taubman Co. REIT	228,769	7,252
First Niagara Financial Group, Inc.	495,737	7,158
^ Annaly Mortgage Management Inc. REIT	547,408	7,089
Nationwide Health Properties, Inc. REIT	302,789	7,055
Endurance Specialty Holdings Ltd.	203,747	6,950
Pennsylvania REIT	164,559	6,941
HCC Insurance Holdings, Inc.	236,234	6,740
Old National Bancorp	308,327	6,543
Pacific Capital Bancorp	196,327	6,536
American Financial Group, Inc.	191,272	6,490
American Home Mortgage Investment Corp. REIT	212,566	6,441
Post Properties, Inc. REIT	170,875	6,365
Platinum Underwriters Holdings, Ltd.	211,537	6,323
Reinsurance Group of America, Inc.	141,213	6,312
Selective Insurance Group	127,948	6,257
* ProAssurance Corp.	132,763	6,196
Commerce Group, Inc.	106,036	6,152
Highwood Properties, Inc. REIT	207,287	6,117
Trustmark Corp.	217,939	6,070
Delphi Financial Group, Inc.	126,226	5,907
Washington REIT	189,499	5,895
Commercial Federal Corp.	172,539	5,890
* United Rentals, Inc.	298,613	5,886
Maguire Properties, Inc. REIT	195,489	5,874
Corporate Office Properties Trust, Inc. REIT	168,065	5,874
Gables Residential Trust REIT	132,012	5,762
Downey Financial Corp.	94,243	5,739
United Bankshares, Inc.	163,859	5,727
IPC Holdings Ltd.	174,548	5,699
Greater Bay Bancorp	231,045	5,693
Assured Guaranty Ltd.	236,886	5,669
Park National Corp.	51,550	5,581
First BanCorp Puerto Rico	328,047	5,551
Chittenden Corp.	209,297	5,548
Lexington Corporate Properties Trust REIT	233,040	5,488
Texas Regional Bancshares, Inc.	190,147	5,474
Doral Financial Corp.	414,101	5,412
MAF Bancorp, Inc.	131,073	5,374
Home Properties, Inc. REIT	135,063	5,301
Senior Housing Properties Trust REIT	278,294	5,288
UICI	145,693	5,245
Newcastle Investment Corp. REIT	187,548	5,233
Provident Financial Services Inc.	294,732	5,187
Provident Bankshares Corp.	148,745	5,173
Cousins Properties, Inc. REIT	170,267	5,145
Susquehanna Bancshares, Inc.	210,403	5,058
LandAmerica Financial Group, Inc.	77,411	5,005
Sunstone Hotel Investors, Inc. REIT	205,113	5,003
BioMed Realty Trust, Inc. REIT	201,301	4,992
The Phoenix Cos., Inc.	407,099	4,967
W Holding Co., Inc.	518,467	4,957
Redwood Trust, Inc. REIT	99,808	4,852
Citizens Banking Corp.	165,495	4,700
Entertainment Properties Trust REIT	103,866	4,636
Umpqua Holdings Corp.	190,416	4,631
* Arch Capital Group Ltd.	92,595	4,592
Inland Real Estate Corp. REIT	288,070	4,511
Commercial Net Lease Realty REIT	223,681	4,474
Central Pacific Financial Co.	123,282	4,337
EastGroup Properties, Inc. REIT	99,096	4,335
Mid-America Apartment Communities, Inc. REIT	91,562	4,259
TrustCo Bank NY	339,247	4,251
Republic Bancorp, Inc.	300,301	4,246
Brookline Bancorp, Inc.	264,400	4,183
F.N.B. Corp.	241,030	4,165
^ Impac Mortgage Holdings, Inc. REIT	339,684	4,165
^ Novastar Financial, Inc. REIT	126,133	4,161
Global Signal, Inc. REIT	92,443	4,136
Corus Bankshares Inc.	75,191	4,123
Glacier Bancorp, Inc.	131,483	4,059
First Citizens BancShares Class A	23,783	4,059
Glimcher Realty Trust REIT	161,529	3,953
Stewart Information Services Corp.	76,938	3,939
Alabama National BanCorporation	61,301	3,920
Equity One, Inc. REIT	167,308	3,890
S & T Bancorp, Inc.	101,859	3,850
* Knight Capital Group, Inc. Class A	460,421	3,826
Horace Mann Educators Corp.	193,427	3,826
* First Federal Financial Corp.	70,822	3,811
First Republic Bank	106,211	3,742
MB Financial, Inc.	95,871	3,737
Heritage Property Investment Trust REIT	106,520	3,728
AMLI Residential Properties Trust REIT	115,781	3,713
BankAtlantic Bancorp, Inc. Class A	213,718	3,631
* CompuCredit Corp.	81,293	3,611
MCG Capital Corp.	213,601	3,603
First Commonwealth Financial Corp.	268,194	3,575
Sovran Self Storage, Inc. REIT	72,803	3,564
RAIT Investment Trust REIT	124,441	3,547
* Alleghany Corp.	11,575	3,542
UMB Financial Corp.	53,584	3,519
Hilb, Rogal and Hamilton Co.	93,987	3,508
* FelCor Lodging Trust, Inc. REIT	230,617	3,494
Hancock Holding Co.	102,266	3,491
Tanger Factory Outlet Centers, Inc. REIT	124,557	3,464
* MeriStar Hospitality Corp. REIT	375,005	3,424
PS Business Parks, Inc. REIT	73,976	3,388
Zenith National Insurance Corp.	53,797	3,373
Jefferies Group, Inc.	77,325	3,368
First Charter Corp.	137,000	3,354
Chemical Financial Corp.	102,205	3,322
Harbor Florida Bancshares, Inc.	91,512	3,319
Amcore Financial, Inc.	106,316	3,318
National Penn Bancshares Inc.	132,818	3,306
Frontier Financial Corp.	113,556	3,293
Equity Inns, Inc. REIT	243,418	3,286
NBT Bancorp, Inc.	138,994	3,279
Infinity Property & Casualty Corp.	93,313	3,274
United Fire & Casualty Co.	72,184	3,256
Aspen Insurance Holdings Ltd.	109,439	3,234
Omega Healthcare Investors, Inc. REIT	230,386	3,207
Max Re Capital Ltd.	125,783	3,118
LaSalle Hotel Properties REIT	87,855	3,027
Innkeepers USA Trust REIT	192,758	2,978
Parkway Properties Inc. REIT	63,454	2,977
Glenborough Realty Trust, Inc. REIT	154,551	2,967
R.L.I. Corp.	63,383	2,932
First Community Bancorp	61,263	2,930
National Health Investors REIT	106,071	2,929
Bank Mutual Corp.	272,668	2,923
First Financial Bancorp	157,065	2,921
Spirit Finance Corp. REIT	259,399	2,918
Anthracite Capital Inc. REIT	247,365	2,864
Sterling Bancshares, Inc.	193,817	2,851
* NCO Group, Inc.	137,545	2,842
* USI Holdings Corp.	217,796	2,829
Community Banks, Inc.	99,109	2,786
City Holding Co.	77,575	2,774
* Piper Jaffray Cos., Inc.	92,586	2,765
Cash America International Inc.	132,216	2,743
U-Store-It Trust REIT	134,839	2,733
Strategic Hotel Capital, Inc. REIT	148,753	2,716
Alfa Corp.	162,661	2,713
PFF Bancorp, Inc.	89,433	2,706
Mid-State Bancshares	98,027	2,697
McGrath RentCorp	94,409	2,675
Community Bank System, Inc.	116,462	2,632
Sun Communities, Inc. REIT	78,593	2,575
Anchor Bancorp Wisconsin Inc.	87,199	2,571
Westbanco Inc.	92,062	2,532
Saxon Inc. REIT	213,391	2,529
* Metris Cos., Inc.	170,410	2,493
Flagstar Bancorp, Inc.	153,875	2,477
Independent Bank Corp. (MI)	85,077	2,471
Partners Trust Financial Group, Inc.	213,927	2,464
Harleysville National Corp.	111,663	2,451
GMH Communities Trust REIT	166,897	2,448
First Financial Bankshares, Inc.	69,978	2,437
Getty Realty Holding Corp. REIT	83,640	2,407
Unizan Financial Corp.	94,729	2,293
Fremont General Corp.	104,343	2,278
MFA Mortgage Investments, Inc. REIT	371,165	2,275
Provident New York Bancorp, Inc.	194,734	2,273
Scottish Re Group Ltd.	93,957	2,240
Sandy Spring Bancorp, Inc.	65,974	2,223
Ramco-Gershenson Properties Trust REIT	75,795	2,212
Town & Country Trust REIT	75,402	2,188
Acadia Realty Trust REIT	120,297	2,164
* LaBranche & Co. Inc.	246,185	2,139
KNBT Bancorp Inc.	136,294	2,122
Arbor Realty Trust, Inc. REIT	75,484	2,121
* National Western Life Insurance Co. Class A	9,989	2,110
Sterling Financial Corp. (PA)	103,740	2,090
IBERIABANK Corp.	38,841	2,064
First Merchants Corp.	79,090	2,043
Dime Community Bancshares	134,170	1,975
Capital City Bank Group, Inc.	51,851	1,955
Northwest Bancorp, Inc.	91,713	1,949
TierOne Corp.	73,647	1,938
Main Street Banks, Inc.	72,105	1,932
BankUnited Financial Corp.	82,910	1,896
Independent Bank Corp. (MA)	62,346	1,894
Capital Trust Class A REIT	57,971	1,864
Capitol Bancorp Ltd.	57,046	1,848
21st Century Insurance Group	115,878	1,848
Midland Co.	50,971	1,836
Community Trust Bancorp Inc.	56,860	1,830
Investors Real Estate Trust REIT	190,480	1,810
Anworth Mortgage Asset Corp. REIT	213,588	1,766
Sterling Bancorp	78,380	1,764
* Argonaut Group, Inc.	65,239	1,762
Gramercy Capital Corp. REIT	73,541	1,762
Saul Centers, Inc. REIT	48,778	1,756
R & G Financial Corp. Class B	127,010	1,746
PXRE Group Ltd.	128,965	1,736
State Auto Financial Corp.	54,428	1,722
First Indiana Corp.	50,288	1,713
First Financial Holdings, Inc.	55,566	1,707
Irwin Financial Corp.	83,424	1,701
Commercial Capital Bancorp, Inc.	99,887	1,698
FBL Financial Group, Inc. Class A	56,416	1,690
Bedford Property Investors, Inc. REIT	70,196	1,673
Universal Health Realty Income REIT	50,259	1,671
West Coast Bancorp	66,767	1,669
WSFS Financial Corp.	28,342	1,669
Presidential Life Corp.	92,690	1,668
Columbia Banking System, Inc.	63,423	1,664
* United America Indemnity, Ltd.	90,614	1,663
MortgageIT Holdings Inc. REIT	116,813	1,661
Simmons First National Corp.	58,209	1,660
Advanta Corp. Class B	57,931	1,635
Trustreet Properties, Inc. REIT	104,235	1,631
Washington Trust Bancorp, Inc.	59,906	1,629
Extra Space Storage Inc. REIT	105,158	1,617
WFS Financial, Inc.	24,020	1,614
HomeBanc Corp. REIT	203,551	1,571
Union Bankshares Corp.	37,567	1,570
* Franklin Bank Corp.	97,163	1,569
Midwest Banc Holdings, Inc.	67,481	1,560
Suffolk Bancorp	47,946	1,530
Integra Bank Corp.	70,340	1,526
Highland Hospitality Corp. REIT	146,716	1,505
^ Odyssey Re Holdings Corp.	58,532	1,495
* Quanta Capital Holdings Ltd.	242,435	1,455
Univest Corp. of Pennsylvania	52,384	1,448
Urstadt Biddle Properties Class A REIT	91,385	1,385
* ITLA Capital Corp.	25,869	1,358
United Community Financial Corp.	119,098	1,336
U.S.B. Holding Co., Inc.	58,591	1,336
Instinet Group Inc.	268,739	1,336
Harleysville Group, Inc.	54,543	1,309
Tompkins Trustco, Inc.	30,203	1,306
CityBank Lynnwood (WA)	38,025	1,302
Luminent Mortgage Capital, Inc. REIT	172,207	1,300
Great Southern Bancorp, Inc.	43,119	1,290
Omega Financial Corp.	45,482	1,275
First Place Financial Corp.	57,228	1,269
First Community Bancshares, Inc.	43,090	1,264
First Busey Corp.	64,892	1,263
Seacoast Banking Corp. of Florida	53,639	1,257
Oriental Financial Group Inc.	101,643	1,244
Sterling Financial Corp.	54,612	1,232
First Financial Corp. (IN)	45,509	1,229
Aames Investment Corp.	194,097	1,219
Affordable Residential Communities REIT	119,667	1,210
* Electro Rent Corp.	95,954	1,207
Flushing Financial Corp.	73,495	1,203
Renasant Corp.	37,512	1,187
First Source Corp.	51,107	1,183
Banner Corp.	44,169	1,177
SWS Group, Inc.	71,022	1,165
Hanmi Financial Corp.	63,100	1,133
Capital Southwest Corp.	13,129	1,118
Advanta Corp. Class A	42,785	1,115
Capital Lease Funding, Inc. REIT	106,908	1,106
* CNA Surety Corp.	77,609	1,104
Peoples Bancorp, Inc.	39,798	1,100
Arrow Financial Corp.	40,280	1,092
^ Federal Agricultural Mortgage Corp. Class C	44,760	1,089
Bank of Granite Corp.	56,433	1,074
* PMA Capital Corp. Class A	121,704	1,069
BancFirst Corp.	12,401	1,054
^ Lakeland Bancorp, Inc.	68,310	1,047
Fidelity Bankshares, Inc.	33,468	1,022
American Equity Investment Life Holding Co.	89,678	1,018
* Advent Software, Inc.	36,270	977
First Oak Brook Bancshares, Inc.	30,817	933
OceanFirst Financial Corp.	37,654	909
Baldwin & Lyons, Inc. Class B	35,643	892
NetBank, Inc.	103,976	864
Bristol West Holdings, Inc.	46,695	852
Republic Bancorp, Inc. Class A	38,264	800
Cohen & Steers, Inc.	39,806	796
* Navigators Group, Inc.	20,295	757
Placer Sierra Bancshares	26,747	735
Direct General Corp.	36,687	724
Financial Institutions, Inc.	37,928	698
First Bancorp (NC)	33,490	671
Clifton Savings Bancorp, Inc.	62,055	639
Charter Financial Corp.	17,773	606
* Ocwen Financial Corp.	84,659	588
Royal Bancshares of Pennsylvania, Inc.	23,627	528
Gamco Investors Inc. Class A	11,056	507
Crawford & Co. Class B	38,630	302
Primus Guaranty, Ltd.	24,230	264
Urstadt Biddle Properties REIT	9,730	156

		1,479,838

Health Care (1.9%)
Owens & Minor, Inc. Holding Co.	179,039	5,255
Perrigo Co.	360,003	5,152
Alpharma, Inc. Class A	185,935	4,624
West Pharmaceutical Services, Inc.	133,206	3,952
* Viasys Healthcare Inc.	140,668	3,515
* CONMED Corp.	125,897	3,510
* Vertex Pharmaceuticals, Inc.	146,981	3,285
Analogic Corp.	52,422	2,643
* Kindred Healthcare, Inc.	86,650	2,582
* Human Genome Sciences, Inc.	185,428	2,520
* Abgenix, Inc.	181,966	2,307
* Magellan Health Services, Inc.	63,129	2,219
Landauer, Inc.	40,407	1,980
*^ Geron Corp.	187,021	1,921
Datascope Corp.	56,555	1,754
* Odyssey Healthcare, Inc.	100,998	1,714
* Medarex, Inc.	165,766	1,578
* DJ Orthopedics Inc.	49,021	1,419
* Applera Corp.-Celera Genomics Group	116,748	1,416
* Onyx Pharmaceuticals, Inc.	55,642	1,390
* Telik, Inc.	82,001	1,342
* Alexion Pharmaceuticals, Inc.	48,208	1,334
* Albany Molecular Research, Inc.	94,484	1,151
* deCODE genetics, Inc.	135,505	1,137
* Genesis Healthcare Corp.	27,934	1,126
Hooper Holmes, Inc.	278,507	1,095
* Encysive Pharmaceuticals, Inc.	91,375	1,076
* Myriad Genetics, Inc.	48,798	1,067
* Enzo Biochem, Inc.	61,481	944
* Zymogenetics, Inc.	52,016	858
Vital Signs, Inc.	18,513	853
* Dendreon Corp.	127,074	853
*^ Cell Genesys, Inc.	132,306	725
* ARIAD Pharmaceuticals, Inc.	96,129	714
* Incyte Corp.	118,986	559
* Discovery Laboratories, Inc.	80,602	520
* Inspire Pharmaceuticals, Inc.	66,162	503
* Maxygen Inc.	52,785	438
*^ NitroMed, Inc.	23,629	425
*^ OCA Inc.	215,493	323
*^ Antigenics, Inc.	43,161	234
* MannKind Corp.	14,795	203

		72,216

Other Energy (3.9%)
* Reliant Energy, Inc.	1,358,229	20,971
Tesoro Petroleum Corp.	307,044	20,646
Arch Coal, Inc.	285,988	19,304
* Forest Oil Corp.	246,310	12,833
Vintage Petroleum, Inc.	256,207	11,698
* Houston Exploration Co.	129,338	8,698
Cabot Oil & Gas Corp.	143,382	7,242
* Stone Energy Corp.	109,099	6,659
* Swift Energy Co.	127,780	5,846
* Dynegy, Inc.	1,221,047	5,751
* Spinnaker Exploration Co.	79,737	5,158
* Whiting Petroleum Corp.	103,300	4,529
* Veritas DGC Inc.	99,291	3,636
* Universal Compression Holdings, Inc.	78,419	3,119
* Hanover Compressor Co.	191,740	2,658
* Enbridge Energy Management LLC	43,170	2,386
* Harvest Natural Resources, Inc.	169,906	1,823
* The Meridian Resource Corp.	389,483	1,624
* FuelCell Energy, Inc.	98,233	1,078
* ATP Oil & Gas Corp.	29,849	980
RPC Inc.	34,545	890
* Warren Resources Inc.	43,321	726

		148,255

Materials & Processing (12.5%)
Martin Marietta Materials, Inc.	210,343	16,504
Lubrizol Corp.	305,909	13,255
Louisiana-Pacific Corp.	475,391	13,164
Harsco Corp.	187,587	12,300
York International Corp.	189,527	10,627
* USG Corp.	146,632	10,077
The Timken Co.	329,978	9,777
Hughes Supply, Inc.	299,730	9,771
RPM International, Inc.	530,321	9,758
* FMC Corp.	160,789	9,200
Cabot Corp.	269,852	8,908
* Shaw Group, Inc.	350,084	8,633
^ Cleveland-Cliffs Inc.	98,629	8,592
AptarGroup Inc.	160,176	7,978
* URS Corp.	195,612	7,901
Cytec Industries, Inc.	176,280	7,647
Commercial Metals Co.	225,284	7,601
Quanex Corp.	113,758	7,533
Potlatch Corp.	130,700	6,812
Albemarle Corp.	178,634	6,735
Reliance Steel & Aluminum Co.	126,145	6,677
CLARCOR Inc.	232,350	6,673
Worthington Industries, Inc.	317,296	6,673
Lennox International Inc.	237,497	6,510
Corn Products International, Inc.	322,336	6,502
* Washington Group International, Inc.	117,449	6,329
Olin Corp.	321,163	6,099
Brady Corp. Class A	196,165	6,069
* Hercules, Inc.	484,373	5,919
Acuity Brands, Inc.	199,098	5,907
Carpenter Technology Corp.	99,865	5,853
Building Materials Holding Corp.	62,699	5,843
Granite Construction Co.	150,592	5,759
Allegheny Technologies Inc.	185,202	5,738
Watsco, Inc.	106,300	5,646
Texas Industries, Inc.	102,319	5,566
Eagle Materials, Inc.	43,761	5,311
Minerals Technologies, Inc.	92,533	5,294
* Lone Star Technologies, Inc.	91,635	5,094
Florida Rock Industries, Inc.	77,332	4,956
* Oregon Steel Mills, Inc.	159,830	4,459
Eagle Materials, Inc. Class B	38,221	4,422
Mueller Industries Inc.	156,872	4,356
USEC Inc.	388,822	4,339
Universal Forest Products, Inc.	73,553	4,216
* EMCOR Group, Inc.	69,946	4,148
Delta & Pine Land Co.	154,508	4,081
Longview Fibre Co.	207,473	4,044
H.B. Fuller Co.	129,878	4,037
* AK Steel Corp.	470,534	4,033
Albany International Corp.	109,174	4,025
Steel Dynamics, Inc.	112,980	3,837
Kaydon Corp.	127,077	3,610
Georgia Gulf Corp.	146,186	3,520
Ferro Corp.	189,051	3,463
Airgas, Inc.	107,053	3,172
Compass Minerals International	134,637	3,097
Greif Inc. Class A	50,747	3,050
* Maverick Tube Corp.	96,751	2,903
Barnes Group, Inc.	79,300	2,844
Spartech Corp.	145,154	2,836
* Jacuzzi Brands, Inc.	345,556	2,785
* Griffon Corp.	111,789	2,750
Wausau Paper Corp.	209,601	2,622
* OM Group, Inc.	128,437	2,585
Metal Management, Inc.	101,198	2,565
* NCI Building Systems, Inc.	61,966	2,528
* Chaparral Steel Co.	100,215	2,527
A. Schulman Inc.	138,070	2,478
* Trammell Crow Co.	97,330	2,402
* GrafTech International Ltd.	439,651	2,387
Glatfelter	168,548	2,375
Arch Chemicals, Inc.	101,096	2,350
Silgan Holdings, Inc.	70,447	2,343
* Century Aluminum Co.	101,522	2,282
*^ Energy Conversion Devices, Inc.	50,830	2,281
Valmont Industries, Inc.	77,006	2,261
* PolyOne Corp.	373,021	2,261
* Dycom Industries, Inc.	110,164	2,228
Cambrex Corp.	113,086	2,144
Rock-Tenn Co.	129,762	1,959
Neenah Paper Inc.	66,445	1,947
WD-40 Co.	71,237	1,888
CIRCOR International, Inc.	66,930	1,837
Bluelinx Holdings Inc.	129,354	1,739
Gibraltar Industries Inc.	73,783	1,687
Ameron International Corp.	36,273	1,683
* Stillwater Mining Co.	183,935	1,683
Chesapeake Corp. of Virginia	89,099	1,639
MacDermid, Inc.	61,425	1,613
* Caraustar Industries, Inc.	129,772	1,425
Myers Industries, Inc.	117,646	1,369
* Calgon Carbon Corp.	160,350	1,267
* Terra Industries, Inc.	187,829	1,249
Ennis, Inc.	74,341	1,249
* Buckeye Technology, Inc.	151,906	1,233
Schnitzer Steel Industries, Inc. Class A	35,449	1,155
Aleris International Inc	41,284	1,133
*^ Apex Silver Mines Ltd.	68,257	1,072
Tredegar Corp.	79,102	1,029
Apogee Enterprises, Inc.	59,490	1,017
* EnerSys	62,478	948
Alico, Inc.	18,279	938
Wellman, Inc.	146,157	925
The Standard Register Co.	59,258	886
* Gold Kist Inc.	45,261	885
* Interface, Inc.	103,466	855
NL Industries, Inc.	44,049	828
Deltic Timber Corp.	16,387	755
*^ Avatar Holding, Inc.	11,900	705
* Exide Technologies	104,560	531
* Encore Wire Corp.	25,492	415

		475,381

Producer Durables (7.7%)
Standard Pacific Corp.	290,682	12,066
* Terex Corp.	223,001	11,023
Beazer Homes USA, Inc.	187,556	11,004
IDEX Corp.	230,639	9,814
* Flowserve Corp.	249,438	9,067
HNI Corp.	145,166	8,742
Kennametal, Inc.	171,318	8,401
Briggs & Stratton Corp.	232,856	8,054
* AGCO Corp.	408,153	7,428
* Andrew Corp.	660,080	7,360
Crane Co.	215,065	6,396
* Powerwave Technologies, Inc.	486,769	6,323
Lincoln Electric Holdings, Inc.	159,587	6,288
MDC Holdings, Inc.	73,912	5,831
Cummins Inc.	65,836	5,793
* Entegris Inc.	479,521	5,419
* Genlyte Group, Inc.	111,706	5,371
Curtiss-Wright Corp.	86,612	5,345
Ryland Group, Inc.	74,324	5,085
* Gardner Denver Inc.	113,266	5,052
Nordson Corp.	125,669	4,779
* Thomas & Betts Corp.	135,288	4,655
* WCI Communities, Inc.	163,060	4,626
* Arris Group Inc.	377,003	4,471
* Moog Inc.	147,291	4,348
* Esterline Technologies Corp.	113,129	4,286
Regal-Beloit Corp.	130,364	4,229
Applied Industrial Technology, Inc.	115,236	4,135
Belden CDT Inc.	212,598	4,131
Woodward Governor Co.	46,216	3,931
Federal Signal Corp.	218,334	3,731
* Varian Semiconductor Equipment Associates, Inc.	83,026	3,518
Watts Water Technologies, Inc.	113,244	3,267
Baldor Electric Co.	127,228	3,225
MTS Systems Corp.	84,750	3,201
* EnPro Industries, Inc.	94,352	3,179
M/I Homes, Inc.	54,775	2,972
Stewart & Stevenson Services, Inc.	124,402	2,967
JLG Industries, Inc.	80,413	2,942
NACCO Industries, Inc. Class A	25,265	2,892
* Electro Scientific Industries, Inc.	128,536	2,874
* Paxar Corp.	164,221	2,767
* MKS Instruments, Inc.	157,998	2,722
Technitrol, Inc.	173,248	2,654
* Cymer, Inc.	81,575	2,555
* Triumph Group, Inc.	68,073	2,530
A.O. Smith Corp.	85,999	2,451
Technical Olympic USA, Inc.	93,176	2,437
* Axcelis Technologies, Inc.	451,309	2,356
Cohu, Inc.	92,733	2,193
* BE Aerospace, Inc.	128,620	2,131
Cognex Corp.	65,691	1,975
* General Cable Corp.	115,914	1,947
* Veeco Instruments, Inc.	121,221	1,944
CTS Corp.	157,411	1,905
* ATMI, Inc.	57,952	1,797
* Brooks Automation, Inc.	132,681	1,769
Helix Technology Corp.	117,700	1,736
Levitt Corp. Class A	75,248	1,726
* Teledyne Technologies, Inc.	49,800	1,717
Tecumseh Products Co. Class A	68,663	1,478
HEICO Corp.	62,108	1,441
* Littelfuse, Inc.	50,362	1,417
Tennant Co.	34,504	1,414
* Mastec Inc.	120,832	1,317
Skyline Corp.	32,182	1,308
Kimball International, Inc. Class B	105,087	1,271
* Kadant Inc.	62,977	1,263
Standex International Corp.	47,275	1,245
Robbins & Myers, Inc.	52,780	1,186
* Audiovox Corp.	84,466	1,181
C & D Technologies, Inc.	113,897	1,072
* Astec Industries, Inc.	36,516	1,037
Franklin Electric, Inc.	24,722	1,023
* Semitool, Inc.	77,512	616
* Power-One, Inc.	107,839	597
* LTX Corp.	138,409	584
* Asyst Technologies, Inc.	107,362	500
Keithley Instruments Inc.	32,119	469
HEICO Corp. Class A	9,295	165
Tecumseh Products Co. Class B	3,203	66

		290,183

Technology (6.3%)
* Arrow Electronics, Inc.	531,224	16,659
* Avnet, Inc.	555,022	13,570
* Integrated Device Technology Inc.	899,268	9,658
* Sybase, Inc.	404,931	9,483
Reynolds & Reynolds Class A	285,796	7,834
* ADC Telecommunications, Inc.	340,341	7,780
Imation Corp.	151,794	6,507
* BearingPoint, Inc.	809,259	6,142
* Anixter International Inc.	144,851	5,842
* Ciena Corp.	2,212,760	5,842
DRS Technologies, Inc.	117,076	5,779
* Palm, Inc.	199,310	5,646
* Electronics for Imaging, Inc.	244,192	5,602
* 3Com Corp.	1,124,697	4,589
ADTRAN Inc.	144,445	4,550
* Cypress Semiconductor Corp.	297,334	4,475
* CommScope, Inc.	246,000	4,266
* RSA Security Inc.	321,116	4,081
* Checkpoint Systems, Inc.	170,859	4,053
* UNOVA, Inc.	110,628	3,870
* Conexant Systems, Inc.	2,126,813	3,807
* Benchmark Electronics, Inc.	122,181	3,680
* McDATA Corp. Class A	673,309	3,528
* Plexus Corp.	195,561	3,342
* Sycamore Networks, Inc.	870,049	3,280
* Skyworks Solutions, Inc.	462,242	3,245
Black Box Corp.	75,905	3,185
* CSG Systems International, Inc.	140,332	3,047
* Hutchinson Technology, Inc.	113,981	2,977
* Mentor Graphics Corp.	334,533	2,877
* Zoran Corp.	198,199	2,834
* SafeNet, Inc.	72,037	2,616
* Perot Systems Corp.	183,545	2,597
* Komag, Inc.	80,694	2,579
* Newport Corp.	184,735	2,573
* Quantum Corp.	826,207	2,553
Park Electrochemical Corp.	85,614	2,282
* KEMET Corp.	253,368	2,123
* TriQuint Semiconductor, Inc.	594,865	2,094
* Borland Software Corp.	358,402	2,086
Agilysys, Inc.	123,324	2,077
* Adaptec, Inc.	503,189	1,927
Methode Electronics, Inc. Class A	163,982	1,889
* JDA Software Group, Inc.	124,415	1,889
* Micromuse Inc.	236,625	1,865
* Varian, Inc.	53,795	1,846
*^ UTStarcom, Inc.	220,090	1,798
* Verity, Inc.	169,277	1,798
* ON Semiconductor Corp.	345,429	1,786
* Actel Corp.	113,377	1,639
* MRO Software Inc.	97,012	1,634
Bel Fuse, Inc. Class B	43,714	1,593
* Lattice Semiconductor Corp.	331,773	1,420
* Gateway, Inc.	501,679	1,355
* Dot Hill Systems Corp.	188,011	1,265
* Standard Microsystem Corp.	42,285	1,265
Cubic Corp.	72,088	1,234
*^ Lawson Software Inc.	176,246	1,223
* Anaren, Inc.	84,148	1,186
* Micrel, Inc.	103,336	1,160
* SPSS, Inc.	47,146	1,132
* Gartner, Inc. Class A	96,769	1,131
* Silicon Storage Technology, Inc.	205,686	1,107
* Herley Industries Inc.	58,316	1,086
* Ciber, Inc.	127,565	948
* Integrated Silicon Solution, Inc.	108,664	913
* Ariba, Inc.	148,461	846
*^ Broadwing Corp.	151,782	757
* SYNNEX Corp.	44,895	756
*^ Amkor Technology, Inc.	168,651	739
* Iomega Corp.	233,965	704
* Vitesse Semiconductor Corp.	345,891	650
* InFocus Corp.	181,381	626
* Echelon Corp.	65,165	600
* Magma Design Automation, Inc.	52,786	429
* ESS Technology, Inc.	104,915	372
* Oplink Communications, Inc.	238,299	362
* Pegasystems Inc.	56,906	341
REMEC Inc.	119,232	148
* McDATA Corp.	2,545	12
Bel Fuse, Inc. Class A	238	7

		239,048

Utilities (9.8%)
* CMS Energy Corp.	987,623	16,246
ONEOK, Inc.	437,306	14,877
* Allegheny Energy, Inc.	476,894	14,650
Energen Corp.	313,894	13,579
UGI Corp. Holding Co.	464,954	13,088
AGL Resources Inc.	330,735	12,274
National Fuel Gas Co.	358,208	12,251
OGE Energy Corp.	407,126	11,440
* Southern Union Co.	425,383	10,962
Puget Energy, Inc.	451,650	10,605
Atmos Energy Corp.	360,807	10,193
Hawaiian Electric Industries Inc.	364,635	10,166
Great Plains Energy, Inc.	336,555	10,066
Vectren Corp.	343,336	9,734
Westar Energy, Inc.	390,967	9,434
WPS Resources Corp.	162,092	9,369
* Kinder Morgan Management, LLC	176,950	8,770
Piedmont Natural Gas, Inc.	346,052	8,710
PNM Resources Inc.	296,224	8,493
NICOR Inc.	199,158	8,371
Aqua America, Inc.	216,514	8,232
*^ Sierra Pacific Resources	530,601	7,879
WGL Holdings Inc.	219,772	7,061
Peoples Energy Corp.	171,496	6,754
Black Hills Corp.	139,447	6,048
Duquesne Light Holdings, Inc.	349,926	6,022
ALLETE, Inc.	127,786	5,854
IDACORP, Inc.	190,285	5,733
New Jersey Resources Corp.	123,796	5,692
Cleco Corp.	225,073	5,307
UniSource Energy Corp.	155,884	5,182
NorthWestern Corp.	160,700	4,852
Southwest Gas Corp.	169,711	4,648
Northwest Natural Gas Co.	124,311	4,627
Western Gas Resources, Inc.	87,814	4,499
* El Paso Electric Co.	215,426	4,492
* Aquila, Inc.	1,091,410	4,322
Avista Corp.	218,833	4,245
* Price Communications Corp.	240,980	3,964
Otter Tail Corp.	125,006	3,868
South Jersey Industries, Inc.	126,108	3,675
CH Energy Group, Inc.	71,056	3,374
MGE Energy, Inc.	92,197	3,366
UIL Holdings Corp.	62,643	3,277
California Water Service Group	78,668	3,241
* USA Mobility, Inc.	109,030	2,942
The Laclede Group, Inc.	90,520	2,941
Empire District Electric Co.	116,587	2,666
American States Water Co.	75,581	2,529
Surewest Communications	62,515	1,793
SJW Corp.	30,812	1,488
Iowa Telecommunications Services Inc.	83,272	1,401
Commonwealth Telephone Enterprises, Inc.	33,552	1,265
North Pittsburgh Systems, Inc.	61,255	1,250
CT Communications, Inc.	81,267	1,005
Central Vermont Public Service Corp.	55,112	964
* Time Warner Telecom Inc.	113,938	889
* General Communication, Inc.	68,075	674
Connecticut Water Services, Inc.	7,192	178

		371,477

Other (1.0%)
Teleflex Inc.	165,157	11,644
Carlisle Co., Inc.	140,522	8,933
Trinity Industries, Inc.	205,017	8,301
Lancaster Colony Corp.	123,816	5,324
Kaman Corp. Class A	99,675	2,038
* GenCorp, Inc.	72,934	1,360
* Sequa Corp. Class A	21,146	1,248

		38,848

TOTAL COMMON STOCKS
(Cost $3,047,205)		3,780,115

TEMPORARY CASH INVESTMENTS (2.2%)

Money Market Fund (2.2%)
** Vanguard Market Liquidity Fund, 3.744%	82,684,303	82,684

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
†Federal National Mortgage Assn
(1)3.468%, 10/12/05	1,000	999

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $83,683)		83,683

TOTAL INVESTMENTS (102.0%)
(Cost $3,130,888)		3,863,798

OTHER ASSETS AND LIABILITIES—NET (-2.0%)		(74,622)

NET ASSETS (100%)		$3,789,176

  * Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1) Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $3,130,888,000. Net unrealized appreciation of investment securities for tax purposes was $732,910,000, consisting of unrealized gains of $837,101,000 on securities that had risen in value since their purchase and $104,191,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 1.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	255	17,139	251
Russell 2000 Index	2	672	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small-Cap Growth Index Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.1%)

Auto & Transportation (5.2%)
Oshkosh Truck Corp.	158,945	$6,860
CNF Inc.	114,947	6,035
* The Goodyear Tire & Rubber Co.	345,642	5,389
Landstar System, Inc.	130,384	5,219
J.B. Hunt Transport Services, Inc.	265,980	5,056
Polaris Industries, Inc.	92,950	4,606
* Navistar International Corp.	137,590	4,462
* AMR Corp.	352,356	3,939
UTI Worldwide, Inc.	40,843	3,173
Tidewater Inc.	62,538	3,044
Thor Industries, Inc.	80,413	2,734
Forward Air Corp.	70,625	2,602
* EGL, Inc.	90,184	2,448
Florida East Coast Industries, Inc. Class A	53,080	2,404
* AirTran Holdings, Inc.	189,541	2,400
* Kirby Corp.	46,631	2,305
Heartland Express, Inc.	106,435	2,165
Pacer International, Inc.	81,593	2,151
Winnebago Industries, Inc.	69,286	2,007
Knight Transportation, Inc.	80,624	1,964
Werner Enterprises, Inc.	112,751	1,949
Wabtec Corp.	63,233	1,725
* Genesee & Wyoming Inc. Class A	53,514	1,696
* Swift Transportation Co., Inc.	94,571	1,674
* Tenneco Automotive, Inc.	95,246	1,668
* Old Dominion Freight Line, Inc.	43,519	1,457
* Hub Group, Inc.	38,405	1,410
* Gulfmark Offshore, Inc.	33,035	1,066
* Keystone Automotive Industries, Inc.	34,293	988
* Fleetwood Enterprises, Inc.	79,062	972
Visteon Corp.	98,209	960
^ General Maritime Corp.	25,011	921
* Continental Airlines, Inc. Class B	94,971	917
Wabash National Corp.	44,181	869
* Alaska Air Group, Inc.	28,115	817
* Frontier Airlines, Inc.	77,982	763
* ExpressJet Holdings, Inc.	65,677	589
Arctic Cat, Inc.	27,833	572
* Commercial Vehicle Group Inc.	25,275	529
Marine Products Corp.	34,060	376
* Mesa Air Group Inc.	33,121	273

		93,154

Consumer Discretionary (22.0%)
* Activision, Inc.	440,841	9,015
The Corporate Executive Board Co.	90,327	7,044
* O'Reilly Automotive, Inc.	230,685	6,501
* The Cheesecake Factory Inc.	161,918	5,058
* ITT Educational Services, Inc.	100,846	4,977
Barnes & Noble, Inc.	130,144	4,906
* Penn National Gaming, Inc.	153,823	4,785
* Laureate Education Inc.	97,119	4,756
Claire's Stores, Inc.	184,837	4,460
* Education Management Corp.	137,954	4,448
* R.H. Donnelley Corp.	69,141	4,374
* Valassis Communications, Inc.	109,135	4,254
* Scientific Games Corp.	136,186	4,222
* CNET Networks, Inc.	302,295	4,102
* Timberland Co.	120,955	4,086
SCP Pool Corp.	114,687	4,006
* Gaylord Entertainment Co.	83,320	3,970
* Copart, Inc.	157,616	3,762
* Jarden Corp.	90,925	3,734
* Quiksilver, Inc.	257,573	3,722
Regis Corp.	98,234	3,715
Applebee's International, Inc.	177,072	3,664
The Toro Co.	98,382	3,617
* Sonic Corp.	131,803	3,605
* Waste Connections, Inc.	102,241	3,587
* Pacific Sunwear of California, Inc.	164,885	3,535
MSC Industrial Direct Co., Inc. Class A	104,613	3,470
* Wesco International, Inc.	102,385	3,468
* Take-Two Interactive Software, Inc.	155,466	3,434
* Corrections Corp. of America REIT	85,494	3,394
John Wiley & Sons Class A	79,891	3,335
* Tractor Supply Co.	72,184	3,295
* Marvel Entertainment, Inc.	184,026	3,289
* Panera Bread Co.	64,169	3,284
* EarthLink, Inc.	304,669	3,260
Harte-Hanks, Inc.	119,842	3,167
* ValueClick, Inc.	185,279	3,166
* Guitar Center, Inc.	56,474	3,118
Ruby Tuesday, Inc.	140,749	3,063
Strayer Education, Inc.	32,004	3,025
* Zale Corp.	110,288	2,998
* Resources Connection, Inc.	98,756	2,926
* United Natural Foods, Inc.	80,688	2,853
* Men's Wearhouse, Inc.	106,629	2,847
* THQ Inc.	128,495	2,740
Arbitron Inc.	68,623	2,734
Argosy Gaming Co.	58,137	2,732
Matthews International Corp.	69,827	2,639
* Corinthian Colleges, Inc.	198,604	2,635
GameStop Corp. Class B	91,108	2,587
*^ Netflix.com, Inc.	98,798	2,568
* P.F. Chang's China Bistro, Inc.	57,083	2,559
The Brink's Co.	61,933	2,543
Choice Hotel International, Inc.	39,047	2,524
* DeVry, Inc.	130,717	2,490
* CEC Entertainment Inc.	76,712	2,436
The Yankee Candle Co., Inc.	99,160	2,429
* Labor Ready, Inc.	93,540	2,399
* aQuantive, Inc.	117,360	2,362
* Radio One, Inc. Class D	179,375	2,359
* Dick's Sporting Goods, Inc.	77,380	2,330
* Bright Horizons Family Solutions, Inc.	59,170	2,272
* PETCO Animal Supplies, Inc.	106,994	2,264
* The Warnaco Group, Inc.	101,020	2,213
ADVO, Inc.	68,315	2,138
* The Advisory Board Co.	40,398	2,102
* Cogent Inc.	88,024	2,091
* Too Inc.	74,866	2,054
* Navigant Consulting, Inc.	107,026	2,051
*^ Shuffle Master, Inc.	77,575	2,050
* Coldwater Creek Inc.	79,677	2,009
* Fossil, Inc.	108,788	1,979
Watson Wyatt & Co. Holdings	73,087	1,970
* Insight Enterprises, Inc.	105,711	1,966
* West Corp.	52,395	1,959
* Spectrum Brands Inc.	83,083	1,957
* Carter's, Inc.	34,279	1,947
* Aeropostale, Inc.	90,848	1,930
* Rare Hospitality International Inc.	74,906	1,925
World Fuel Services Corp.	59,111	1,918
* ProQuest Co.	52,154	1,888
* Genesco, Inc.	49,308	1,836
* Central Garden and Pet Co.	40,127	1,816
* CoStar Group, Inc.	38,105	1,780
* Global Imaging Systems, Inc.	51,384	1,750
Nu Skin Enterprises, Inc.	91,658	1,746
Tuesday Morning Corp.	67,426	1,744
CBRL Group, Inc.	51,265	1,726
Aaron Rents, Inc. Class B	81,383	1,721
Electronics Boutique Holdings Corp.	27,196	1,709
G & K Services, Inc. Class A	42,877	1,689
* The Pantry, Inc.	45,072	1,684
K-Swiss, Inc.	56,113	1,659
* Hibbett Sporting Goods, Inc.	74,158	1,650
* Gemstar-TV Guide International, Inc.	555,391	1,644
* Pinnacle Entertainment, Inc.	88,438	1,621
Talbots Inc.	53,672	1,606
United Online, Inc.	113,763	1,576
Gevity HR, Inc.	57,461	1,565
* InfoSpace, Inc.	65,330	1,559
* Emmis Communications, Inc.	69,328	1,531
* Ventiv Health, Inc.	58,402	1,531
* Hot Topic, Inc.	98,169	1,508
MAXIMUS, Inc.	41,895	1,498
* Select Comfort Corp.	74,893	1,496
* Red Robin Gourmet Burgers	32,030	1,468
^ Nautilus Inc.	65,507	1,446
CKE Restaurants Inc.	109,493	1,443
* CMGI Inc.	842,287	1,407
* LKQ Corp.	46,259	1,397
* The Children's Place Retail Stores, Inc.	39,019	1,391
* Heidrick & Struggles International, Inc.	42,484	1,376
* Big Lots Inc.	124,117	1,364
* Texas Roadhouse, Inc.	90,908	1,355
* WMS Industries, Inc.	47,904	1,348
* Central European Distribution Corp.	31,055	1,323
Rollins, Inc.	67,194	1,312
Jackson Hewitt Tax Service Inc.	53,525	1,280
*^ Cabela's Inc.	68,413	1,257
Stein Mart, Inc.	61,429	1,247
Blockbuster Inc. Class A	258,438	1,228
* Universal Technical Institute Inc.	33,724	1,201
* FTI Consulting, Inc.	47,155	1,191
* USANA Health Sciences, Inc.	24,872	1,186
* Steiner Leisure Ltd.	34,731	1,180
* California Pizza Kitchen, Inc.	39,943	1,168
* Jack in the Box Inc.	38,403	1,149
*^ Tempur-Pedic International Inc.	96,955	1,148
Ameristar Casinos, Inc.	54,819	1,142
* The Dress Barn, Inc.	48,942	1,114
*^ Overstock.com, Inc.	28,890	1,108
* Alliance Gaming Corp.	100,444	1,090
Christopher & Banks Corp.	77,861	1,080
Big 5 Sporting Goods Corp.	44,541	1,063
*^ Charter Communications, Inc.	706,171	1,059
Pier 1 Imports Inc.	93,655	1,055
* Steak n Shake Co.	57,615	1,046
* Tetra Tech, Inc.	61,968	1,042
Fred's, Inc.	82,419	1,031
*^ Midway Games Inc.	67,784	1,030
* CRA International Inc.	24,164	1,007
* priceline.com, Inc.	51,416	993
* 99 Cents Only Stores	106,536	985
* Coinstar, Inc.	52,778	977
* Entravision Communications Corp.	123,926	975
* PRIMEDIA Inc.	229,732	940
*^ Leapfrog Enterprises, Inc.	63,335	935
* MarineMax, Inc.	36,431	929
* AMN Healthcare Services, Inc.	59,609	922
Oakley, Inc.	52,106	904
Sinclair Broadcast Group, Inc.	101,194	898
* Teletech Holdings Inc.	89,174	894
* Papa John's International, Inc.	17,670	886
* Playtex Products, Inc.	80,403	884
* Cost Plus, Inc.	48,129	874
* Life Time Fitness, Inc.	26,121	866
* GSI Commerce, Inc.	42,796	852
* Hudson Highland Group, Inc.	33,923	847
* RC2 Corp.	24,974	843
* Isle of Capri Casinos, Inc.	39,068	835
* LECG Corp.	35,634	820
Catalina Marketing Corp.	36,022	819
infoUSA Inc.	76,438	812
* Skechers U.S.A., Inc.	49,504	810
Stage Stores, Inc.	30,006	806
*^ Martha Stewart Living Omnimedia, Inc.	32,035	802
American Woodmark Corp.	23,392	786
* Insight Communications Co., Inc.	64,985	756
*^ TiVo Inc.	136,194	748
* Vertrue Inc.	20,504	745
* Guess ?, Inc.	33,863	726
UniFirst Corp.	20,606	723
Oxford Industries, Inc.	15,717	709
Blockbuster Inc. Class B	157,835	707
* J. Jill Group, Inc.	43,927	695
bebe stores, inc	39,521	692
* Marchex, Inc.	41,462	687
* Stamps.com Inc.	39,748	684
CSS Industries, Inc.	20,448	665
* Playboy Enterprises, Inc. Class B	46,462	655
* Forrester Research, Inc.	30,466	634
* Educate, Inc.	41,908	629
* Spanish Broadcasting System, Inc.	87,483	628
* A.C. Moore Arts & Crafts, Inc.	32,428	622
* The Gymboree Corp.	44,123	602
* Revlon, Inc. Class A	184,743	595
* Wireless Facilities, Inc.	100,684	584
Domino's Pizza, Inc.	24,638	575
*^ Multimedia Games Inc.	57,253	556
* ValueVision Media, Inc.	48,416	550
*^ Build-A-Bear-Workshop, Inc.	23,979	535
Journal Register Co.	31,965	517
* Great Wolf Resorts, Inc.	49,838	515
* DiamondCluster International, Inc.	67,296	510
* Vail Resorts Inc.	17,594	506
* Salem Communications Corp.	26,885	496
* Source Interlink Cos., Inc.	44,754	495
*^ Conn's, Inc.	17,739	492
Blyth, Inc.	21,981	490
Finish Line, Inc.	33,542	489
* Harris Interactive Inc.	113,408	484
* Charlotte Russe Holding Inc.	36,090	481
* New York & Co., Inc.	29,179	479
* Autobytel Inc.	90,824	455
*^ JAMDAT Mobile Inc.	21,532	452
* Saga Communications, Inc.	33,660	448
Triarc Cos., Inc. Class B	28,739	439
* MTR Gaming Group Inc.	53,696	430
* NetRatings, Inc.	28,025	427
* Blue Nile Inc.	13,426	425
^ Mannatech, Inc.	35,716	423
^ Pre-Paid Legal Services, Inc.	10,811	418
* drugstore.com, Inc.	110,367	408
* 1-800-FLOWERS.COM, Inc.	56,497	396
Schawk, Inc.	19,635	393
Renaissance Learning, Inc.	21,107	376
* Cross Country Healthcare, Inc.	19,918	370
GameStop Corp.	11,218	353
Gray Television, Inc.	32,506	344
* DTS Inc.	18,678	315
* 1-800 Contacts, Inc.	15,920	299
AFC Enterprises, Inc.	24,382	281
* Learning Tree International, Inc.	20,011	264
*^ Krispy Kreme Doughnuts, Inc.	41,836	262
* Sirva Inc.	33,865	253
* Sharper Image Corp.	17,265	218
Movie Gallery, Inc.	20,116	209
* Regent Communications, Inc.	39,638	208
* Pegasus Solutions Inc.	22,968	206
* Beasley Broadcast Group, Inc.	14,679	206
* Greenfield Online, Inc.	30,672	167
* West Marine, Inc.	11,217	166
* Kirkland's, Inc.	21,452	163
* Medical Staffing Network Holdings, Inc.	25,970	152
* Miva Inc.	16,790	101
* Atari, Inc.	58,055	84
* First Advantage Corp. Class A	2,671	79
* Radio One, Inc.	1,404	18

		397,181

Consumer Staples (2.1%)
Church & Dwight, Inc.	138,656	5,122
* Rite Aid Corp.	1,137,111	4,412
Pilgrim's Pride Corp.	94,522	3,441
Flowers Foods, Inc.	113,007	3,083
* NBTY, Inc.	124,737	2,931
* 7-Eleven, Inc.	74,986	2,670
* Performance Food Group Co.	81,471	2,571
Casey's General Stores, Inc.	98,602	2,288
* Herbalife Ltd.	60,004	1,808
* TreeHouse Foods Inc.	65,126	1,751
*^ Hansen Natural Corp.	28,891	1,360
Seaboard Corp.	825	1,133
* Peet's Coffee & Tea Inc.	28,378	869
J & J Snack Foods Corp.	14,906	862
Tootsie Roll Industries, Inc.	23,431	744
*^ Wild Oats Markets Inc.	56,288	724
* The Great Atlantic & Pacific Tea Co., Inc.	19,454	552
* Boston Beer Co., Inc. Class A	19,853	496
Sanderson Farms, Inc.	13,131	488
Coca-Cola Bottling Co.	4,381	214
Arden Group Inc. Class A	1,051	79

		37,598

Financial Services (8.7%)
Global Payments Inc.	72,316	5,620
Certegy, Inc.	134,950	5,401
* Affiliated Managers Group, Inc.	73,182	5,300
* CB Richard Ellis Group, Inc.	102,204	5,028
* Alliance Data Systems Corp.	109,192	4,275
MoneyGram International, Inc.	188,558	4,094
East West Bancorp, Inc.	115,925	3,946
* SVB Financial Group	77,476	3,768
UCBH Holdings, Inc.	199,760	3,660
* BISYS Group, Inc.	263,690	3,541
Cathay General Bancorp	99,763	3,538
Waddell & Reed Financial, Inc.	182,659	3,536
Jones Lang Lasalle Inc.	74,404	3,427
Jack Henry & Associates Inc.	169,542	3,289
HCC Insurance Holdings, Inc.	114,318	3,261
National Financial Partners Corp.	71,750	3,239
* Kronos, Inc.	70,004	3,125
* Covanta Holding Corp.	230,441	3,095
Jefferies Group, Inc.	69,560	3,029
Amegy Bancorporation, Inc.	130,220	2,947
International Bancshares Corp.	97,070	2,883
John H. Harland Co.	60,027	2,665
* Investment Technology Group, Inc.	87,247	2,583
Wintrust Financial Corp.	51,325	2,580
FactSet Research Systems Inc.	68,216	2,404
Equity Lifestyle Properties, Inc. REIT	47,805	2,151
Fremont General Corp.	93,946	2,051
* Digital Insight Corp.	76,162	1,985
CVB Financial Corp.	100,612	1,871
* eFunds Corp.	98,870	1,862
Interactive Data Corp.	81,465	1,845
^ The First Marblehead Corp.	72,220	1,834
United Community Banks, Inc.	62,683	1,786
* Sotheby's Holdings Class A	106,323	1,778
* Universal American Financial Corp.	75,665	1,721
* Alleghany Corp.	5,594	1,712
* Euronet Worldwide, Inc.	57,498	1,701
* Signature Bank	60,919	1,644
Boston Private Financial Holdings, Inc.	61,210	1,624
NDCHealth Corp.	78,699	1,489
* Nelnet, Inc.	39,082	1,486
Financial Federal Corp.	36,217	1,441
PrivateBancorp, Inc.	37,867	1,298
* Accredited Home Lenders Holding Co.	35,619	1,252
Calamos Asset Management, Inc.	50,263	1,240
Gold Banc Corp., Inc.	81,274	1,211
* Arch Capital Group Ltd.	24,158	1,198
* Portfolio Recovery Associates, Inc.	25,604	1,106
Sterling Financial Corp.	48,908	1,103
* TNS Inc.	45,460	1,102
* Asset Acceptance Capital Corp.	36,655	1,099
Advance America Cash Advance Centers Inc.	82,536	1,094
Prosperity Bancshares, Inc.	36,083	1,092
* HealthExtras, Inc.	50,082	1,071
* HomeStore, Inc.	241,162	1,049
Hanmi Financial Corp.	55,151	990
Greenhill & Co., Inc.	23,504	980
Fidelity Bankshares, Inc.	30,236	924
Hilb, Rogal and Hamilton Co.	24,553	916
* iPayment Holdings, Inc.	23,912	905
Old Second Bancorp, Inc.	29,762	888
Zenith National Insurance Corp.	14,151	887
* Advent Software, Inc.	32,562	877
Commercial Capital Bancorp, Inc.	48,528	825
* Triad Guaranty, Inc.	20,779	815
LaSalle Hotel Properties REIT	23,009	793
R.L.I. Corp.	16,454	761
Bank of the Ozarks, Inc.	21,725	746
* Metris Cos., Inc.	44,431	650
Instinet Group Inc.	130,604	649
S.Y. Bancorp, Inc.	25,668	610
CoBiz Inc.	31,468	586
Scottish Re Group Ltd.	24,488	584
* S1 Corp.	146,068	571
* eSPEED, Inc. Class A	74,592	565
* Encore Capital Group, Inc.	31,453	561
BankUnited Financial Corp.	21,710	496
* Argonaut Group, Inc.	17,045	460
Gamco Investors Inc. Class A	9,974	457
*^ Citizens, Inc.	69,271	445
NetBank, Inc.	50,711	421
WFS Financial, Inc.	6,270	421
* Collegiate Funding Services, Inc.	27,289	404
* Huron Consulting Group Inc.	14,772	396
Highland Hospitality Corp. REIT	37,992	390
* Navigators Group, Inc.	9,764	364
Direct General Corp.	17,764	350
* CCC Information Services Group	12,833	335
* Texas Capital Bancshares, Inc.	14,134	299
* PRG-Schultz International, Inc.	96,169	289
* Ocwen Financial Corp.	40,782	283
* MarketAxess Holdings, Inc.	20,039	273
American Equity Investment Life Holding Co.	23,267	264
Bristol West Holdings, Inc.	12,240	223
First Bancorp (NC)	8,457	169
Primus Guaranty, Ltd.	12,069	131
Charter Financial Corp.	118	4

		158,087

Health Care (20.4%)
*^ Amylin Pharmaceuticals, Inc.	203,307	7,073
* Renal Care Group, Inc.	148,513	7,028
Cooper Cos., Inc.	91,057	6,976
* Cytyc Corp.	249,075	6,688
* Covance, Inc.	137,580	6,602
* Respironics, Inc.	155,094	6,542
* Pharmaceutical Product Development, Inc.	111,722	6,425
Dade Behring Holdings Inc.	173,945	6,377
* Affymetrix, Inc.	137,767	6,369
* ResMed Inc.	76,272	6,075
* Charles River Laboratories, Inc.	138,321	6,034
* Inamed Corp.	78,934	5,974
* Protein Design Labs, Inc.	208,313	5,833
* Edwards Lifesciences Corp.	129,996	5,773
* Cerner Corp.	64,460	5,603
* Gen-Probe Inc.	110,411	5,460
* Advanced Medical Optics, Inc.	141,899	5,385
* Intuitive Surgical, Inc.	72,077	5,283
* Stericycle, Inc.	91,702	5,241
Mentor Corp.	88,514	4,869
* IDEXX Laboratories Corp.	71,208	4,762
* LifePoint Hospitals, Inc.	105,724	4,623
* Techne Corp.	79,801	4,547
* VCA Antech, Inc.	170,669	4,355
Valeant Pharmaceuticals International	201,997	4,056
* Neurocrine Biosciences, Inc.	79,997	3,935
* MGI Pharma, Inc.	167,844	3,912
^ Medicis Pharmaceutical Corp.	118,452	3,857
* Pediatrix Medical Group, Inc.	50,060	3,846
* Endo Pharmaceuticals Holdings, Inc.	144,023	3,841
* United Surgical Partners International, Inc.	94,482	3,695
* ICOS Corp.	132,462	3,659
* Sybron Dental Specialties, Inc.	87,517	3,639
* Sierra Health Services, Inc.	52,504	3,616
STERIS Corp.	151,316	3,600
* Apria Healthcare Group Inc.	107,091	3,417
* Alkermes, Inc.	196,374	3,299
* United Therapeutics Corp.	46,944	3,277
* OSI Pharmaceuticals, Inc.	111,948	3,273
* Nektar Therapeutics	185,500	3,144
* Vertex Pharmaceuticals, Inc.	132,019	2,951
* Beverly Enterprises, Inc.	239,058	2,928
* American Healthways Inc.	68,800	2,917
* Psychiatric Solutions, Inc.	52,784	2,862
* Hologic, Inc.	47,646	2,752
* American Medical Systems Holdings, Inc.	135,680	2,734
* Immucor Inc.	99,176	2,721
* Haemonetics Corp.	56,566	2,689
* Ventana Medical Systems, Inc.	70,161	2,671
* Kos Pharmaceuticals, Inc.	39,775	2,662
* Kyphon Inc.	60,127	2,642
Invacare Corp.	63,267	2,636
* Sunrise Senior Living, Inc.	38,609	2,577
Diagnostic Products Corp.	48,026	2,532
* CV Therapeutics, Inc.	94,616	2,531
* Cubist Pharmaceuticals, Inc.	116,244	2,504
* Andrx Group	159,776	2,465
* Martek Biosciences Corp.	69,162	2,430
* The Medicines Co.	102,504	2,359
* Centene Corp.	91,288	2,285
Priority Healthcare Corp. Class B	81,388	2,267
* Human Genome Sciences, Inc.	166,838	2,267
* WellCare Health Plans Inc.	59,286	2,197
* AMERIGROUP Corp.	111,671	2,135
* ArthroCare Corp.	53,027	2,133
* Biosite Inc.	33,304	2,060
* Advanced Neuromodulation Systems, Inc.	43,301	2,055
* Bio-Rad Laboratories, Inc. Class A	36,903	2,029
* Par Pharmaceutical Cos. Inc.	74,633	1,987
* IDX Systems Corp.	44,101	1,904
* PSS World Medical, Inc.	141,818	1,892
PolyMedica Corp.	52,444	1,832
* AmSurg Corp.	64,438	1,763
* Nabi Biopharmaceuticals	128,528	1,684
* SFBC International, Inc.	37,901	1,682
* LabOne, Inc.	38,137	1,659
* Eclipsys Corp.	89,611	1,599
* Integra LifeSciences Holdings	41,621	1,592
* Wright Medical Group, Inc.	62,976	1,554
* Serologicals Corp.	68,372	1,542
* Salix Pharmaceuticals, Ltd.	72,106	1,532
* Thoratec Corp.	84,329	1,498
* eResearch Technology, Inc.	104,811	1,487
* Medarex, Inc.	149,179	1,420
* BioMarin Pharmaceutical Inc.	159,899	1,396
* Cyberonics, Inc.	45,939	1,371
* Per-Se Technologies, Inc.	64,684	1,336
* Exelixis, Inc.	172,265	1,321
* AtheroGenics, Inc.	82,402	1,321
*^ SurModics, Inc.	34,026	1,316
*^ Foxhollow Technologies Inc.	27,636	1,316
* Greatbatch, Inc.	47,200	1,295
*^ Laserscope	45,800	1,291
* Connetics Corp.	76,179	1,288
* Eyetech Pharmaceuticals Inc.	70,860	1,273
* Applera Corp.-Celera Genomics Group	104,880	1,272
* Onyx Pharmaceuticals, Inc.	50,272	1,256
* Kindred Healthcare, Inc.	42,036	1,253
Arrow International, Inc.	43,915	1,238
LCA-Vision Inc.	33,247	1,234
* Chattem, Inc.	34,434	1,222
* First Horizon Pharmaceutical Corp.	61,196	1,216
* Telik, Inc.	73,905	1,209
* Alexion Pharmaceuticals, Inc.	43,539	1,205
Quality Systems, Inc.	17,303	1,195
* Conor Medsystems, Inc.	50,816	1,194
* PAREXEL International Corp.	56,974	1,145
* Pharmion Corp.	52,114	1,137
*^ Allscripts Healthcare Solutions, Inc.	62,564	1,127
* Abgenix, Inc.	88,166	1,118
* PRA International	36,649	1,111
* Magellan Health Services, Inc.	30,665	1,078
* Keryx Biopharmaceuticals, Inc.	67,859	1,069
* Symmetry Medical Inc.	45,073	1,068
* K-V Pharmaceutical Co. Class A	59,954	1,065
* NPS Pharmaceuticals Inc.	100,834	1,019
* Genesis Healthcare Corp.	25,151	1,014
* Inverness Medical Innovations, Inc.	38,148	1,012
* InterMune Inc.	60,491	1,001
* SonoSite, Inc.	33,676	1,000
* Digene Corp.	34,883	994
* Merit Medical Systems, Inc.	54,937	975
* Encysive Pharmaceuticals, Inc.	81,520	960
* Myriad Genetics, Inc.	43,685	955
* Gentiva Health Services, Inc.	48,633	881
* OraSure Technologies, Inc.	92,889	876
* Adolor Corp.	81,509	870
* Tanox, Inc.	58,908	863
*^ Idenix Pharmaceuticals Inc.	31,672	795
* ICU Medical, Inc.	27,301	785
* Zymogenetics, Inc.	46,525	768
* Molina Healthcare Inc.	30,242	756
* RehabCare Group, Inc.	36,376	746
* Isis Pharmaceuticals, Inc.	144,508	730
* Regeneron Pharmaceuticals, Inc.	76,491	726
* Noven Pharmaceuticals, Inc.	51,225	717
* Kensey Nash Corp.	22,505	690
* DJ Orthopedics Inc.	23,684	685
* Molecular Devices Corp.	31,554	659
* New River Pharmaceuticals Inc.	13,715	657
* Symbion, Inc.	25,384	657
* ImmunoGen, Inc.	89,277	655
* Conceptus, Inc.	56,401	654
* ARIAD Pharmaceuticals, Inc.	86,092	640
* Enzon Pharmaceuticals, Inc.	96,064	637
* Align Technology, Inc.	93,343	627
National Healthcare Corp.	17,403	609
* Trimeris, Inc.	36,045	553
* Zoll Medical Corp.	21,056	553
* VistaCare, Inc.	35,677	516
* NeoPharm, Inc.	40,819	506
* Geron Corp.	49,096	504
* Incyte Corp.	106,919	503
* Discovery Laboratories, Inc.	71,636	462
* Enzo Biochem, Inc.	29,621	455
* Inspire Pharmaceuticals, Inc.	59,666	453
Young Innovations, Inc.	11,904	451
* Odyssey Healthcare, Inc.	26,192	444
* Lexicon Genetics Inc.	103,395	412
* Dendreon Corp.	60,967	409
*^ NitroMed, Inc.	21,645	390
*^ Cell Therapeutics, Inc.	134,485	385
* Bruker BioSciences Corp.	86,986	381
* K-V Pharmaceutical Co. Class B	21,246	379
* CorVel Corp.	14,589	350
* Diversa Corp.	57,254	331
* IntraLase Corp.	21,086	310
* deCODE genetics, Inc.	35,741	300
* Barrier Therapeutics Inc.	34,460	289
* Alliance Imaging, Inc.	31,935	273
* Specialty Laboratories, Inc.	20,121	266
Vital Signs, Inc.	4,850	224
*^ Antigenics, Inc.	38,777	210
* Maxygen Inc.	25,253	209
*^ Cell Genesys, Inc.	35,333	194
* GTx, Inc.	13,447	125
* MannKind Corp.	7,283	100

		369,067

Integrated Oils (0.2%)
* KCS Energy, Inc.	108,750	2,994
*^ Delta Petroleum Corp.	72,709	1,512

		4,506

Other Energy (9.6%)
* Grant Prideco, Inc.	271,971	11,056
Massey Energy Co.	167,610	8,560
Range Resources Corp.	186,915	7,217
* Plains Exploration & Production Co.	160,561	6,875
Helmerich & Payne, Inc.	111,765	6,749
* Denbury Resources, Inc.	123,909	6,250
* FMC Technologies Inc.	143,480	6,042
Todco Class A	132,618	5,531
* Cal Dive International, Inc.	80,288	5,091
Frontier Oil Corp.	113,663	5,041
* Unit Corp.	85,164	4,708
*^ Cheniere Energy, Inc.	111,481	4,611
St. Mary Land & Exploration Co.	125,004	4,575
* Quicksilver Resources, Inc.	91,058	4,352
* Encore Acquisition Co.	91,558	3,557
* Superior Energy Services, Inc.	152,671	3,525
* Grey Wolf, Inc.	395,782	3,336
*^ Calpine Corp.	1,174,327	3,041
* Oceaneering International, Inc.	56,761	3,032
Foundation Coal Holdings, Inc.	77,961	2,998
* Comstock Resources, Inc.	88,889	2,916
* Hydrill Co.	42,370	2,908
Holly Corp.	45,130	2,887
* SEACOR Holdings Inc.	37,961	2,755
* Global Industries Ltd.	186,193	2,744
Berry Petroleum Class A	39,324	2,622
CARBO Ceramics Inc.	39,389	2,599
* Atwood Oceanics, Inc.	30,018	2,528
* Energy Partners, Ltd.	77,893	2,432
Penn Virginia Corp.	40,887	2,360
* TETRA Technologies, Inc.	74,051	2,312
* Bill Barrett Corp.	61,476	2,264
* Oil States International, Inc.	60,009	2,179
* Remington Oil & Gas Corp.	49,755	2,065
* W-H Energy Services, Inc.	61,038	1,979
*^ KFX, Inc.	114,733	1,964
* Parker Drilling Co.	209,067	1,938
Cabot Oil & Gas Corp.	37,467	1,892
* Core Laboratories NV	56,940	1,837
* Hornbeck Offshore Services, Inc.	44,426	1,627
* Pioneer Drilling Co.	80,267	1,567
* Newpark Resources, Inc.	183,833	1,548
* Petroleum Development Corp.	36,131	1,385
* Spinnaker Exploration Co.	20,764	1,343
* Hanover Compressor Co.	92,903	1,288
* Atlas America, Inc.	26,265	1,283
*^ Input/Output, Inc.	154,549	1,233
*^ Syntroleum Corp.	84,636	1,232
* Whiting Petroleum Corp.	27,061	1,186
* Veritas DGC Inc.	25,989	952
*^ Plug Power, Inc.	129,555	881
* ATP Oil & Gas Corp.	26,767	879
Crosstex Energy, Inc.	12,569	804
* Dril-Quip, Inc.	15,287	734
* Warren Resources Inc.	38,841	651
* Endeavor International Corp.	128,625	643
Resource America, Inc.	34,857	618
* Global Power Equipment Group Inc.	76,450	545
* FuelCell Energy, Inc.	47,265	518
RPC Inc.	16,578	427
Ormat Technologies Inc.	17,395	385

		173,057

Materials & Processing (4.7%)
* Crown Holdings, Inc.	362,631	5,780
Forest City Enterprise Class A	137,377	5,234
Scotts Miracle-Gro Co.	51,217	4,504
Florida Rock Industries, Inc.	69,589	4,460
Simpson Manufacturing Co.	83,897	3,284
* Armor Holdings, Inc.	71,671	3,083
* Nalco Holding Co.	170,139	2,870
Airgas, Inc.	96,312	2,854
Allegheny Technologies Inc.	89,604	2,776
* Quanta Services, Inc.	216,546	2,763
* Hexcel Corp.	143,603	2,626
* Coeur d'Alene Mines Corp.	545,279	2,307
* RTI International Metals, Inc.	48,387	1,904
Brookfield Homes Corp.	33,746	1,874
* Ceradyne, Inc.	50,881	1,866
* Symyx Technologies, Inc.	67,672	1,768
* NS Group Inc.	43,585	1,711
*^ Cabot Microelectronics Corp.	53,985	1,586
ElkCorp	39,799	1,424
* Maverick Tube Corp.	46,885	1,407
* Rogers Corp.	35,949	1,391
*^ Titanium Metals Corp.	34,955	1,383
* Mobile Mini, Inc.	30,749	1,333
* W.R. Grace & Co.	146,066	1,307
^ Royal Gold, Inc.	42,622	1,145
* Hecla Mining Co.	258,469	1,132
* Beacon Roofing Supply, Inc.	34,608	1,131
* Energy Conversion Devices, Inc.	24,750	1,111
* Interline Brands, Inc.	52,571	1,105
UAP Holding Corp.	60,568	1,096
* Dycom Industries, Inc.	53,329	1,078
Schnitzer Steel Industries, Inc. Class A	31,819	1,036
* Aleris International Inc	37,175	1,020
* Tejon Ranch Co.	21,607	1,016
* Insituform Technologies Inc. Class A	58,543	1,012
Steel Dynamics, Inc.	29,451	1,000
*^ Apex Silver Mines Ltd.	61,394	965
AMCOL International Corp.	48,499	925
MacDermid, Inc.	29,894	785
Westlake Chemical Corp.	28,340	767
Deltic Timber Corp.	14,724	678
* NCI Building Systems, Inc.	16,122	658
* Trammell Crow Co.	25,561	631
Silgan Holdings, Inc.	18,468	614
* Graphic Packaging Corp.	193,775	543
* Trex Co., Inc.	20,972	503
* Infrasource Services Inc.	34,096	496
Apogee Enterprises, Inc.	28,883	494
Gibraltar Industries Inc.	19,210	439
* Interface, Inc.	50,008	413
*^ HouseValues, Inc.	27,733	397
* Encore Wire Corp.	22,765	370
* DHB Industries, Inc.	84,352	353
*^ Avatar Holding, Inc.	5,788	343
Tredegar Corp.	20,380	265
* Gold Kist Inc.	11,690	229

		85,245

Producer Durables (8.1%)
Joy Global Inc.	175,221	8,842
Roper Industries Inc.	186,039	7,309
Ametek, Inc.	152,101	6,536
Cummins Inc.	59,212	5,210
Donaldson Co., Inc.	164,088	5,010
Graco, Inc.	143,536	4,920
* Mettler-Toledo International Inc.	93,717	4,778
Herman Miller, Inc.	153,594	4,654
Ryland Group, Inc.	66,835	4,573
* Meritage Corp.	50,219	3,850
* Hovnanian Enterprises Inc. Class A	71,145	3,643
Engineered Support Systems, Inc.	87,999	3,611
* Polycom, Inc.	213,918	3,459
* Headwaters Inc.	90,368	3,380
Plantronics, Inc.	104,595	3,223
The Manitowoc Co., Inc.	62,427	3,137
MDC Holdings, Inc.	35,803	2,824
* ESCO Technologies Inc.	55,504	2,779
Actuant Corp.	58,432	2,735
JLG Industries, Inc.	72,337	2,647
* Champion Enterprises, Inc.	165,273	2,443
* SBA Communications Corp.	156,619	2,420
* Dionex Corp.	44,315	2,404
* Itron, Inc.	50,834	2,321
* Interdigital Communications Corp.	116,749	2,293
HNI Corp.	37,922	2,284
* Thomas & Betts Corp.	65,574	2,256
Bucyrus International, Inc.	44,365	2,180
Mine Safety Appliances Co.	55,678	2,155
Cognex Corp.	59,235	1,781
Steelcase Inc.	119,096	1,722
* Varian Semiconductor Equipment Associates, Inc.	40,263	1,706
* ATMI, Inc.	52,233	1,619
* Photronics Inc.	82,898	1,608
* Teledyne Technologies, Inc.	44,980	1,550
* Orbital Sciences Corp.	121,354	1,517
Imagistics International Inc.	35,668	1,493
* Blount International, Inc.	79,149	1,396
* Cymer, Inc.	39,616	1,241
* Credence Systems Corp.	149,797	1,195
* Sonic Solutions, Inc.	50,398	1,084
* FEI Co.	55,043	1,060
* BE Aerospace, Inc.	62,219	1,031
*^ William Lyon Homes, Inc.	6,571	1,020
* Acco Brands Corp.	33,455	944
* Presstek, Inc.	72,714	944
* A.S.V., Inc.	40,968	928
Franklin Electric, Inc.	22,092	914
* Kulicke & Soffa Industries, Inc.	113,065	820
* Ultratech, Inc.	49,713	775
* Advanced Energy Industries, Inc.	70,534	759
*^ Taser International Inc.	120,473	743
* Mattson Technology, Inc.	96,132	722
United Industrial Corp.	20,179	721
* Photon Dynamics, Inc.	37,088	710
Vicor Corp.	45,991	697
* Littelfuse, Inc.	24,370	686
* Applied Films Corp.	32,505	683
Knoll, Inc.	33,022	606
* MTC Technologies, Inc.	18,910	605
* Power-One, Inc.	95,537	529
Lindsay Manufacturing Co.	23,924	527
*^ TurboChef Technologies, Inc.	33,636	524
* General Cable Corp.	30,103	506
* Astec Industries, Inc.	17,610	500
* Brooks Automation, Inc.	34,864	465
* Metrologic Instruments, Inc.	24,292	442
*^ Palm Harbor Homes, Inc.	22,454	436
* Rudolph Technologies, Inc.	29,805	401
* LTX Corp.	66,629	281
* Argon ST, Inc.	8,776	257
* Asyst Technologies, Inc.	51,756	241
Keithley Instruments Inc.	15,734	230

		146,495

Technology (15.9%)
* MEMC Electronic Materials, Inc.	383,568	8,742
* Macromedia, Inc.	168,121	6,837
* Western Digital Corp.	464,693	6,008
PerkinElmer, Inc.	268,933	5,478
* FLIR Systems, Inc.	151,436	4,479
* Hyperion Solutions Corp.	88,159	4,289
* Parametric Technology Corp.	592,942	4,133
* Cree, Inc.	164,250	4,110
* CACI International, Inc.	65,389	3,963
* Akamai Technologies, Inc.	243,937	3,891
* Trimble Navigation Ltd.	115,255	3,883
* Emulex Corp.	181,394	3,666
* MICROS Systems, Inc.	83,021	3,632
* F5 Networks, Inc.	82,066	3,567
* TIBCO Software Inc.	423,922	3,544
* Avid Technology, Inc.	85,548	3,542
* PMC Sierra Inc.	393,789	3,469
* Foundry Networks, Inc.	272,321	3,458
* Avocent Corp.	108,480	3,432
Acxiom Corp.	182,375	3,414
* Microsemi Corp.	127,901	3,267
* salesforce.com, Inc.	138,879	3,211
* Anteon International Corp.	71,783	3,069
* Sonus Networks, Inc.	514,678	2,985
* Tessera Technologies, Inc.	95,910	2,869
* Openwave Systems Inc.	150,270	2,702
* Websense, Inc.	52,262	2,676
* ANSYS, Inc.	69,118	2,660
* Semtech Corp.	161,262	2,656
* Silicon Laboratories Inc.	86,540	2,630
* Digital River, Inc.	74,710	2,604
* Progress Software Corp.	81,277	2,582
* Tekelec	121,952	2,555
* SiRF Technology Holdings, Inc.	84,119	2,535
* FileNet Corp.	89,393	2,494
* Intergraph Corp.	55,509	2,482
* SRA International, Inc.	69,185	2,455
* Maxtor Corp.	552,692	2,432
* Brocade Communications Systems, Inc.	586,125	2,391
* Rambus Inc.	195,545	2,366
* RF Micro Devices, Inc.	409,346	2,313
* Transaction Systems Architects, Inc.	82,309	2,292
* Informatica Corp.	189,646	2,280
* Digitas Inc.	194,784	2,213
ADTRAN Inc.	69,921	2,202
* Cypress Semiconductor Corp.	143,898	2,166
* Internet Security Systems, Inc.	89,681	2,153
* Wind River Systems Inc.	164,925	2,132
* ADC Telecommunications, Inc.	88,675	2,027
* Applied Micro Circuits Corp.	672,444	2,017
* Macrovision Corp.	104,616	1,998
* MicroStrategy Inc.	28,290	1,989
* Coherent, Inc.	67,302	1,971
* Atmel Corp.	943,795	1,944
* UNOVA, Inc.	53,551	1,873
* Comtech Telecommunications Corp.	44,554	1,848
* WebEx Communications, Inc.	74,625	1,829
* j2 Global Communications, Inc.	44,009	1,779
* Dendrite International, Inc.	88,309	1,774
* Quest Software, Inc.	116,144	1,750
* Intermagnetics General Corp.	61,299	1,713
* NETGEAR, Inc.	69,508	1,672
* Varian, Inc.	48,487	1,664
* Genesis Microchip Inc.	73,054	1,604
* DSP Group Inc.	61,883	1,588
*^ OmniVision Technologies, Inc.	124,178	1,567
* Aeroflex, Inc.	162,929	1,525
* RealNetworks, Inc.	261,555	1,493
* Manhattan Associates, Inc.	64,224	1,490
* FormFactor Inc.	64,276	1,467
* Silicon Image, Inc.	164,112	1,459
* NetIQ Corp.	118,270	1,448
* Cirrus Logic, Inc.	186,240	1,414
Talx Corp.	42,799	1,403
* Power Integrations, Inc.	64,215	1,397
* Equinix, Inc.	33,465	1,394
ScanSoft, Inc.	260,742	1,390
SS&C Technologies, Inc.	37,739	1,383
* Epicor Software Corp.	104,143	1,354
* ScanSource, Inc.	27,741	1,352
* Keane, Inc.	115,816	1,324
* ViaSat, Inc.	49,926	1,281
* Perot Systems Corp.	89,180	1,262
* Advanced Digital Information Corp.	132,429	1,245
* The TriZetto Group, Inc.	87,951	1,242
* Mercury Computer Systems, Inc.	45,792	1,202
* 3Com Corp.	293,722	1,198
* SERENA Software, Inc.	58,429	1,164
* Verint Systems Inc.	27,777	1,137
* Extreme Networks, Inc.	252,732	1,125
* SigmaTel Inc.	54,381	1,101
* Sapient Corp.	175,969	1,100
* Kopin Corp.	154,179	1,072
* Lexar Media, Inc.	165,380	1,058
EDO Corp.	35,184	1,057
* Exar Corp.	74,848	1,049
* Micrel, Inc.	93,080	1,045
* Ixia	70,019	1,030
* Gartner, Inc. Class A	87,454	1,022
* ManTech International Corp.	38,303	1,012
* Synaptics Inc.	53,187	1,000
* Blue Coat Systems, Inc.	22,753	989
Inter-Tel, Inc.	46,731	981
* Benchmark Electronics, Inc.	31,872	960
* II-VI, Inc.	53,986	958
* Blackboard Inc.	37,528	939
* Harmonic, Inc.	159,610	929
* Packeteer, Inc.	73,902	927
* Identix, Inc.	194,610	915
* Vignette Corp.	57,171	910
* Secure Computing Corp.	78,210	888
BEI Technologies, Inc.	25,292	885
*^ UTStarcom, Inc.	107,085	875
* Novatel Wireless, Inc.	60,259	872
* ON Semiconductor Corp.	167,663	867
* Skyworks Solutions, Inc.	120,406	845
* Agile Software Corp.	116,427	835
Daktronics, Inc.	33,168	795
* CSG Systems International, Inc.	36,425	791
* webMethods, Inc.	110,238	779
* Entrust, Inc.	135,277	758
* SonicWALL, Inc.	118,672	754
* InterVoice, Inc.	82,943	747
* EPIQ Systems, Inc.	33,224	725
* Jupitermedia Corp.	40,849	723
* Concur Technologies, Inc.	57,032	705
* Interwoven Inc.	85,812	701
* Open Solutions Inc.	31,988	698
* Kanbay International Inc.	36,928	694
* Altiris, Inc.	44,749	684
* SafeNet, Inc.	18,764	681
* Excel Technology, Inc.	26,444	679
* Lionbridge Technologies, Inc.	99,821	674
* Komag, Inc.	20,996	671
* Opsware, Inc.	128,245	666
* AMIS Holdings Inc.	55,739	661
* Amkor Technology, Inc.	150,876	661
* Gateway, Inc.	243,174	657
* Tyler Technologies, Inc.	74,128	614
* Standard Microsystem Corp.	20,430	611
* PDF Solutions, Inc.	36,780	611
* Pixelworks, Inc.	91,262	601
* MatrixOne, Inc.	112,287	591
* Vitesse Semiconductor Corp.	311,501	586
* Universal Display Corp.	52,491	585
* TTM Technologies, Inc.	80,774	578
* PortalPlayer Inc.	20,265	556
* KEMET Corp.	65,904	552
*^ Ionatron Inc.	54,333	548
*^ Mindspeed Technologies, Inc.	226,008	545
* Finisar Corp.	396,080	543
* OSI Systems Inc.	34,127	539
* Silicon Storage Technology, Inc.	99,281	534
* Multi-Fineline Electronix, Inc.	18,167	532
* OpenTV Corp.	181,685	521
*^ InPhonic, Inc.	36,122	497
* IXYS Corp.	46,987	496
* Pericom Semiconductor Corp.	55,159	488
* Micromuse Inc.	61,642	486
* Ditech Communications Corp.	69,478	468
* Ciber, Inc.	61,674	458
*^ Audible, Inc.	36,902	453
*^ Silicon Graphics, Inc.	576,809	450
* Westell Technologies, Inc.	117,128	426
* SupportSoft, Inc.	84,053	424
* ActivCard Corp.	95,858	415
* Ariba, Inc.	72,568	414
* RightNow Technologies Inc.	26,593	391
* Magma Design Automation, Inc.	46,927	381
* SeaChange International, Inc.	58,955	375
* Lattice Semiconductor Corp.	86,942	372
* Broadwing Corp.	73,920	369
* @ Road, Inc.	79,711	366
Syntel, Inc.	17,612	343
*^ Lawson Software Inc.	46,293	321
* Atheros Communications	32,279	315
*^ FalconStor Software, Inc.	51,952	315
Blackbaud, Inc.	22,040	312
* Ulticom, Inc.	27,959	308
* SPSS, Inc.	12,423	298
* Echelon Corp.	31,260	288
* Ness Technologies Inc.	26,116	261
* Virage Logic Corp.	31,765	246
QAD Inc.	29,432	244
* Motive, Inc.	37,517	238
* Integrated Silicon Solution, Inc.	28,141	236
* Arbinet Holdings, Inc.	26,969	194
* iGATE Corp.	51,198	186
* Cogent Communications Group, Inc.	31,602	154
* ESS Technology, Inc.	27,528	98
* Oplink Communications, Inc.	62,974	96

		286,519

Utilities (2.6%)
* Southwestern Energy Co.	177,872	13,056
* Alamosa Holdings, Inc.	295,315	5,053
Western Gas Resources, Inc.	79,028	4,049
Aqua America, Inc.	104,769	3,983
* Allegheny Energy, Inc.	124,223	3,816
*^ Level 3 Communications, Inc.	1,439,785	3,340
* Cincinnati Bell Inc.	536,441	2,366
* Dobson Communications Corp.	250,169	1,921
* IDT Corp. Class B	118,221	1,441
* UbiquiTel Inc.	152,704	1,335
* Premiere Global Services, Inc.	149,614	1,224
Commonwealth Telephone Enterprises, Inc.	30,206	1,139
* Mediacom Communications Corp.	138,464	1,022
* Centennial Communications Corp. Class A	56,579	848
* Intrado Inc.	34,670	625
* General Communication, Inc.	61,775	612
* IDT Corp.	38,932	479
* Time Warner Telecom Inc.	55,087	430

		46,739

Other (0.6%)
* McDermott International, Inc.	134,165	4,912
Walter Industries, Inc.	84,383	4,128
* GenCorp, Inc.	65,761	1,226

		10,266

TOTAL COMMON STOCKS
(Cost $1,440,824)		1,807,914

TEMPORARY CASH INVESTMENTS (3.4%)

** Vanguard Market Liquidity Fund, 3.744%
(Cost $61,093)	61,093,191	61,093

TOTAL INVESTMENTS (103.5%)
(Cost $1,501,917)		1,869,007

OTHER ASSETS AND LIABILITIES—NET (-3.5%)		(62,718)

NET ASSETS (100%)		$1,806,289

  * Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
** Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $1,501,917,000. Net unrealized appreciation of investment securities for tax purposes was $367,090,000, consisting of unrealized gains of $451,563,000 on securities that had risen in value since their purchase and $84,473,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund Schedule of Investments September 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.0%)

Auto & Transportation (1.9%)
United Parcel Service, Inc.	18,167	$1,256
FedEx Corp.	8,353	728
Burlington Northern Santa Fe Corp.	10,992	657
Union Pacific Corp.	7,339	526
Ford Motor Co.	51,348	506
Norfolk Southern Corp.	11,765	477
General Motors Corp.	13,194	404
Harley-Davidson, Inc.	8,259	400
PACCAR, Inc.	4,794	325
Southwest Airlines Co.	20,622	306
CSX Corp.	6,287	292
Genuine Parts Co.	5,050	217
Expeditors International of Washington, Inc.	3,109	177
C.H. Robinson Worldwide, Inc.	2,363	152
Gentex Corp.	4,351	76
Lear Corp.	1,963	67
Dana Corp.	4,371	41
* JetBlue Airways Corp.	2,323	41
Delphi Corp.	14,555	40
* TRW Automotive Holdings Corp.	1,027	30

		6,718

Consumer Discretionary (13.7%)
Wal-Mart Stores, Inc.	73,891	3,238
Time Warner, Inc.	133,770	2,423
Home Depot, Inc.	62,536	2,385
* Google Inc.	5,583	1,767
Gillette Co.	28,587	1,664
The Walt Disney Co.	59,413	1,434
Lowe's Cos., Inc.	21,483	1,383
Viacom Inc. Class B	41,025	1,354
Target Corp.	24,425	1,268
McDonald's Corp.	37,026	1,240
* Yahoo! Inc.	36,639	1,240
* eBay Inc.	29,504	1,216
The News Corp., Inc.	55,766	869
Kimberly-Clark Corp.	13,986	833
Carnival Corp.	12,906	645
Cendant Corp.	30,694	634
Costco Wholesale Corp.	13,879	598
* Liberty Media Corp.	74,263	598
* Starbucks Corp.	11,311	567
The McGraw-Hill Cos., Inc.	11,126	534
Best Buy Co., Inc.	12,178	530
Federated Department Stores, Inc.	7,754	519
* Electronic Arts Inc.	8,996	512
Gannett Co., Inc.	7,235	498
Waste Management, Inc.	16,485	472
NIKE, Inc. Class B	5,585	456
Staples, Inc.	21,333	455
* Kohl's Corp.	9,042	454
Omnicom Group Inc.	5,348	447
Clear Channel Communications, Inc.	13,551	446
* Sears Holdings Corp.	3,431	427
* Amazon.com, Inc.	9,021	409
Yum! Brands, Inc.	8,433	408
Avon Products, Inc.	13,780	372
Starwood Hotels & Resorts Worldwide, Inc.	6,367	364
J.C. Penney Co., Inc. (Holding Co.)	7,661	363
Marriott International, Inc. Class A	5,520	348
* Bed Bath & Beyond, Inc.	8,629	347
* Coach, Inc.	11,015	345
* DirecTV Group, Inc.	22,139	332
Harrah's Entertainment, Inc.	5,011	327
The Gap, Inc.	18,402	321
* Apollo Group, Inc. Class A	4,518	300
TJX Cos., Inc.	13,833	283
News Corp., Inc., Class B	16,735	276
* Office Depot, Inc.	9,237	274
International Game Technology	9,944	268
* Sirius Satellite Radio, Inc.	36,516	239
Hilton Hotels Corp.	10,552	236
* XM Satellite Radio Holdings, Inc.	6,384	229
R.R. Donnelley & Sons Co.	5,941	220
Tribune Co.	6,409	217
* Fisher Scientific International Inc.	3,468	215
Limited Brands, Inc.	10,126	207
Nordstrom, Inc.	5,906	203
Eastman Kodak Co.	8,268	201
Mattel, Inc.	11,883	198
Harman International Industries, Inc.	1,934	198
* IAC/InterActiveCorp	7,759	197
Black & Decker Corp.	2,376	195
* Chico's FAS, Inc.	5,264	194
* Liberty Global Inc. Class A	6,894	187
EchoStar Communications Corp. Class A	6,249	185
Newell Rubbermaid, Inc.	7,919	179
* Liberty Global, Inc. Series C	6,904	178
* Univision Communications Inc.	6,609	175
Cintas Corp.	4,197	172
Robert Half International, Inc.	4,765	170
* VeriSign, Inc.	7,762	166
Tiffany & Co.	4,164	166
* MGM Mirage, Inc.	3,676	161
* Expedia, Inc.	7,759	154
VF Corp.	2,605	151
Wendy's International, Inc.	3,329	150
Whirlpool Corp.	1,948	148
* AutoZone Inc.	1,761	147
Dollar General Corp.	7,985	146
Republic Services, Inc. Class A	4,084	144
* Interpublic Group of Cos., Inc.	12,096	141
Royal Caribbean Cruises, Ltd.	3,252	140
Darden Restaurants Inc.	4,331	132
Michaels Stores, Inc.	3,937	130
Knight Ridder	2,209	130
Estee Lauder Cos. Class A	3,708	129
* Getty Images, Inc.	1,498	129
* Telewest Global, Inc.	5,607	129
Washington Post Co. Class B	160	128
Abercrombie & Fitch Co.	2,542	127
* Mohawk Industries, Inc.	1,543	124
Liz Claiborne, Inc.	3,143	124
* Advance Auto Parts, Inc.	3,171	123
New York Times Co. Class A	4,026	120
Manpower Inc.	2,650	118
Fastenal Co.	1,925	118
E.W. Scripps Co. Class A	2,352	117
ServiceMaster Co.	8,411	114
* Williams-Sonoma, Inc.	2,930	112
CDW Corp.	1,905	112
* ChoicePoint Inc.	2,597	112
The Stanley Works	2,391	112
* Lamar Advertising Co. Class A	2,450	111
Leggett & Platt, Inc.	5,497	111
GTECH Holdings Corp.	3,364	108
* AutoNation, Inc.	5,384	108
* Discovery Holding Co. Class A	7,296	105
* Career Education Corp.	2,945	105
* Iron Mountain, Inc.	2,835	104
Alberto-Culver Co. Class B	2,297	103
* Monster Worldwide Inc.	3,340	103
Jones Apparel Group, Inc.	3,521	100
Ross Stores, Inc.	4,213	100
Foot Locker, Inc.	4,525	99
* CarMax, Inc.	3,075	96
Circuit City Stores, Inc.	5,556	95
* Brinker International, Inc.	2,532	95
The Neiman Marcus Group, Inc. Class A	931	93
PETsMART, Inc.	4,253	93
Station Casinos, Inc.	1,395	93
Family Dollar Stores, Inc.	4,645	92
Aramark Corp. Class B	3,387	90
RadioShack Corp.	3,642	90
Hasbro, Inc.	4,577	90
Polo Ralph Lauren Corp.	1,719	86
* Urban Outfitters, Inc.	2,852	84
International Flavors & Fragrances, Inc.	2,320	83
Sabre Holdings Corp.	3,990	81
* Pixar, Inc.	1,758	78
American Eagle Outfitters, Inc.	3,265	77
Reebok International Ltd.	1,343	76
Outback Steakhouse, Inc.	1,915	70
* Wynn Resorts Ltd.	1,505	68
* Dollar Tree Stores, Inc.	3,126	68
Belo Corp. Class A	2,892	66
* Weight Watchers International, Inc.	1,194	62
Dex Media, Inc.	2,214	62
Meredith Corp.	1,125	56
* Allied Waste Industries, Inc.	6,442	54
Boyd Gaming Corp.	1,144	49
International Speedway Corp.	925	49
Westwood One, Inc.	2,202	44
The McClatchy Co. Class A	625	41
The Neiman Marcus Group, Inc. Class B	373	37
* Hewitt Associates, Inc.	1,293	35
* DreamWorks Animation SKG, Inc.	1,228	34
Regal Entertainment Group Class A	1,215	24
* Columbia Sportswear Co.	453	21
Hearst-Argyle Television Inc.	800	21

		48,502

Consumer Staples (7.0%)
Altria Group, Inc.	60,322	4,446
The Procter & Gamble Co.	70,070	4,166
PepsiCo, Inc.	48,820	2,769
The Coca-Cola Co.	63,135	2,727
Walgreen Co.	29,758	1,293
Anheuser-Busch Cos., Inc.	22,602	973
Colgate-Palmolive Co.	15,270	806
CVS Corp.	23,356	678
Sysco Corp.	18,522	581
General Mills, Inc.	9,661	466
Sara Lee Corp.	22,888	434
* The Kroger Co.	20,272	417
ConAgra Foods, Inc.	15,144	375
H.J. Heinz Co.	10,201	373
Kellogg Co.	7,220	333
Safeway, Inc.	12,975	332
Wm. Wrigley Jr. Co.	4,249	305
The Hershey Co.	5,131	289
Whole Foods Market, Inc.	1,893	254
The Clorox Co.	4,447	247
Kraft Foods Inc.	7,631	233
Albertson's, Inc.	9,020	231
Reynolds American Inc.	2,609	217
UST, Inc.	4,797	201
Campbell Soup Co.	6,557	195
* Dean Foods Co.	4,335	168
* Constellation Brands, Inc. Class A	5,601	146
Coca-Cola Enterprises, Inc.	7,420	145
Molson Coors Brewing Co. Class B	2,014	129
The Pepsi Bottling Group, Inc.	4,308	123
SuperValu Inc.	3,932	122
Tyson Foods, Inc.	6,543	118
McCormick & Co., Inc.	3,512	115
Carolina Group	2,011	80
J.M. Smucker Co.	1,621	79
* Smithfield Foods, Inc.	2,600	77
Hormel Foods Corp.	2,263	75
Brown-Forman Corp. Class B	1,145	68
PepsiAmericas, Inc.	2,007	46

		24,832

Financial Services (21.1%)
Citigroup, Inc.	151,691	6,905
Bank of America Corp.	117,296	4,938
American International Group, Inc.	64,277	3,983
JPMorgan Chase & Co.	102,473	3,477
Wells Fargo & Co.	49,163	2,879
Wachovia Corp.	45,936	2,186
American Express Co.	32,658	1,876
Merrill Lynch & Co., Inc.	26,138	1,604
Morgan Stanley	28,717	1,549
U.S. Bancorp	53,345	1,498
The Goldman Sachs Group, Inc.	11,810	1,436
Fannie Mae	28,169	1,263
Freddie Mac	20,044	1,132
MetLife, Inc.	21,410	1,067
Allstate Corp.	18,539	1,025
Prudential Financial, Inc.	15,157	1,024
Washington Mutual, Inc.	25,371	995
First Data Corp.	22,899	916
St. Paul Travelers Cos., Inc.	19,666	882
MBNA Corp.	35,120	865
Lehman Brothers Holdings, Inc.	6,834	796
Automatic Data Processing, Inc.	16,993	731
SunTrust Banks, Inc.	10,025	696
Capital One Financial Corp.	8,496	676
The Hartford Financial Services Group Inc.	8,615	665
The Bank of New York Co., Inc.	22,587	664
AFLAC Inc.	14,614	662
SLM Corp.	12,182	653
National City Corp.	18,534	620
BB&T Corp.	15,865	620
Progressive Corp. of Ohio	5,529	579
Countrywide Financial Corp.	17,086	563
The Chubb Corp.	5,701	511
Fifth Third Bancorp	13,775	506
PNC Financial Services Group	8,401	487
State Street Corp.	9,602	470
Charles Schwab Corp.	32,355	467
Simon Property Group, Inc. REIT	6,096	452
Golden West Financial Corp.	7,597	451
CIGNA Corp.	3,821	450
Marsh & McLennan Cos., Inc.	14,805	450
The Principal Financial Group, Inc.	8,579	406
Regions Financial Corp.	12,850	400
Mellon Financial Corp.	12,365	395
ACE Ltd.	8,328	392
Equity Office Properties Trust REIT	11,818	387
KeyCorp	11,854	382
Moody's Corp.	7,293	373
Paychex, Inc.	9,928	368
Franklin Resources Corp.	4,382	368
North Fork Bancorp, Inc.	13,872	354
Loews Corp.	3,825	353
Bear Stearns Co., Inc.	3,143	345
The Chicago Mercantile Exchange	992	335
Legg Mason Inc.	2,980	327
Equity Residential REIT	8,435	319
Vornado Realty Trust REIT	3,665	317
ProLogis REIT	7,133	316
Genworth Financial Inc.	9,507	307
General Growth Properties Inc. REIT	6,623	298
Comerica, Inc.	4,932	290
XL Capital Ltd. Class A	4,050	276
CIT Group Inc.	6,098	276
Lincoln National Corp.	5,098	265
AmSouth Bancorp	10,222	258
Northern Trust Corp.	5,062	256
Aon Corp.	7,962	255
* Fiserv, Inc.	5,530	254
Archstone-Smith Trust REIT	6,169	246
Marshall & Ilsley Corp.	5,639	245
MBIA, Inc.	4,038	245
Sovereign Bancorp, Inc.	10,523	232
Boston Properties, Inc. REIT	3,241	230
T. Rowe Price Group Inc.	3,503	229
Ambac Financial Group, Inc.	3,135	226
H & R Block, Inc.	9,041	217
Fidelity National Financial, Inc.	4,769	212
M & T Bank Corp.	1,999	211
Jefferson-Pilot Corp.	3,989	204
Synovus Financial Corp.	7,327	203
Plum Creek Timber Co. Inc. REIT	5,300	201
Hudson City Bancorp, Inc.	16,558	197
SAFECO Corp.	3,652	195
Cincinnati Financial Corp.	4,607	193
Zions Bancorp	2,665	190
* E*TRADE Financial Corp.	10,596	186
Avalonbay Communities, Inc. REIT	2,147	184
UnumProvident Corp.	8,735	179
Kimco Realty Corp. REIT	5,620	177
Popular, Inc.	7,282	176
* Ameritrade Holding Corp.	8,162	175
MGIC Investment Corp.	2,720	175
Host Marriott Corp. REIT	9,767	165
Public Storage, Inc. REIT	2,440	163
Torchmark Corp.	3,060	162
Everest Re Group, Ltd.	1,625	159
Compass Bancshares Inc.	3,406	156
Providian Financial Corp.	8,438	149
Huntington Bancshares Inc.	6,371	143
Duke Realty Corp. REIT	4,192	142
Commerce Bancorp, Inc.	4,576	140
Developers Diversified Realty Corp. REIT	3,003	140
Equifax, Inc.	3,868	135
* The Dun & Bradstreet Corp.	2,038	134
White Mountains Insurance Group Inc.	221	133
Radian Group, Inc.	2,504	133
Old Republic International Corp.	4,976	133
W.R. Berkley Corp.	3,325	131
Assurant, Inc.	3,446	131
iStar Financial Inc. REIT	3,215	130
Mercantile Bankshares Corp.	2,341	126
First Horizon National Corp.	3,457	126
UnionBanCal Corp.	1,663	116
The Macerich Co. REIT	1,779	116
New York Community Bancorp, Inc.	6,907	113
Regency Centers Corp. REIT	1,971	113
The PMI Group Inc.	2,810	112
Allied Capital Corp.	3,884	111
Liberty Property Trust REIT	2,554	109
Associated Banc-Corp	3,558	108
AMB Property Corp. REIT	2,406	108
Apartment Investment & Management Co. Class A REIT	2,773	108
* DST Systems, Inc.	1,895	104
Health Care Properties Investors REIT	3,822	103
Leucadia National Corp.	2,348	101
PartnerRe Ltd.	1,573	101
A.G. Edwards & Sons, Inc.	2,278	100
Janus Capital Group Inc.	6,847	99
TCF Financial Corp.	3,568	95
Weingarten Realty Investors REIT	2,475	94
Axis Capital Holdings Ltd.	3,093	88
Commerce Bancshares, Inc.	1,702	88
Fair Isaac, Inc.	1,945	87
RenaissanceRe Holdings Ltd.	1,978	86
* Markel Corp.	260	86
Nuveen Investments, Inc. Class A	2,175	86
Hospitality Properties Trust REIT	1,989	85
* CheckFree Corp.	2,254	85
Brown & Brown, Inc.	1,695	84
Federated Investors, Inc.	2,524	84
City National Corp.	1,185	83
Eaton Vance Corp.	3,322	82
Protective Life Corp.	1,950	80
Fulton Financial Corp.	4,671	78
Independence Community Bank Corp.	2,273	77
Astoria Financial Corp.	2,926	77
Arthur J. Gallagher & Co.	2,682	77
SEI Investments Co.	1,968	74
* WellChoice Inc.	949	72
TD Banknorth, Inc.	2,342	71
Valley National Bancorp	3,060	70
New Plan Excel Realty Trust REIT	3,051	70
Unitrin, Inc.	1,475	70
Nationwide Financial Services, Inc.	1,642	66
Wilmington Trust Corp.	1,765	64
Investors Financial Services Corp.	1,950	64
Dow Jones & Co., Inc.	1,548	59
Mercury General Corp.	800	48
Transatlantic Holdings, Inc.	827	47
Erie Indemnity Co. Class A	825	44
Friedman, Billings, Ramsey Group, Inc. REIT	4,077	42
* CapitalSource Inc.	1,880	41
BlackRock, Inc.	457	40
BOK Financial Corp.	628	30
Student Loan Corp.	124	29
Refco Inc.	1,003	28
Total System Services, Inc.	1,150	27
Capitol Federal Financial	650	22

		74,702

Health Care (12.9%)
Johnson & Johnson	86,633	5,482
Pfizer Inc.	216,764	5,413
* Amgen, Inc.	36,053	2,872
UnitedHealth Group Inc.	38,127	2,143
Abbott Laboratories	45,259	1,919
Medtronic, Inc.	35,294	1,892
Wyeth	38,984	1,804
Merck & Co., Inc.	64,119	1,745
Eli Lilly & Co.	29,748	1,592
Bristol-Myers Squibb Co.	56,909	1,369
* WellPoint Inc.	17,486	1,326
* Genentech, Inc.	13,901	1,171
Schering-Plough Corp.	42,867	902
Cardinal Health, Inc.	12,464	791
Aetna Inc.	8,435	727
Baxter International, Inc.	18,122	723
Guidant Corp.	9,437	650
* Caremark Rx, Inc.	12,998	649
* Gilead Sciences, Inc.	13,152	641
HCA Inc.	11,642	558
* Genzyme Corp.-General Division	7,411	531
* Zimmer Holdings, Inc.	7,178	494
* St. Jude Medical, Inc.	10,563	494
* Medco Health Solutions, Inc.	8,839	485
* Boston Scientific Corp.	18,118	423
* Forest Laboratories, Inc.	10,266	400
* Biogen Idec Inc.	10,059	397
McKesson Corp.	8,365	397
Becton, Dickinson & Co.	7,366	386
Stryker Corp.	7,613	376
Allergan, Inc.	3,916	359
* Coventry Health Care Inc.	3,118	268
* Celgene Corp.	4,855	264
Quest Diagnostics, Inc.	4,989	252
Biomet, Inc.	6,955	241
* MedImmune Inc.	7,142	240
AmerisourceBergen Corp.	3,045	235
* Express Scripts Inc.	3,716	231
* Humana Inc.	4,507	216
* PacifiCare Health Systems, Inc.	2,537	202
C.R. Bard, Inc.	3,045	201
* Laboratory Corp. of America Holdings	3,997	195
* Sepracor Inc.	3,081	182
* Hospira, Inc.	4,396	180
Omnicare, Inc.	3,055	172
Health Management Associates Class A	7,220	169
IMS Health, Inc.	6,697	169
* Tenet Healthcare Corp.	13,694	154
* Health Net Inc.	3,240	153
* Varian Medical Systems, Inc.	3,845	152
* IVAX Corp.	5,655	149
* Barr Pharmaceuticals Inc.	2,694	148
* Chiron Corp.	3,296	144
* DaVita, Inc.	2,943	136
Bausch & Lomb, Inc.	1,525	123
DENTSPLY International Inc.	2,245	121
Mylan Laboratories, Inc.	6,272	121
* Lincare Holdings, Inc.	2,928	120
* Patterson Cos	2,967	119
* Invitrogen Corp.	1,518	114
* Watson Pharmaceuticals, Inc.	3,075	113
* Triad Hospitals, Inc.	2,462	111
* Henry Schein, Inc.	2,544	108
* King Pharmaceuticals, Inc.	6,986	107
* Community Health Systems, Inc.	2,526	98
WebMD Corp.	8,827	98
Beckman Coulter, Inc.	1,791	97
Manor Care, Inc.	2,485	95
* Millipore Corp.	1,450	91
* Millennium Pharmaceuticals, Inc.	8,809	82
Universal Health Services Class B	1,623	77
* Cephalon, Inc.	1,642	76
* Kinetic Concepts, Inc.	1,243	71
* ImClone Systems, Inc.	1,956	62
* American Pharmaceuticals Partners, Inc.	649	30

		45,598

Integrated Oils (5.9%)
ExxonMobil Corp.	185,488	11,786
Chevron Corp.	66,043	4,275
ConocoPhillips Co.	38,551	2,695
Occidental Petroleum Corp.	11,635	994
Marathon Oil Corp.	10,644	734
Amerada Hess Corp.	2,434	335
Murphy Oil Corp.	4,788	239

		21,058

Other Energy (4.3%)
Schlumberger Ltd.	17,197	1,451
Halliburton Co.	14,794	1,014
Valero Energy Corp.	8,465	957
Burlington Resources, Inc.	11,212	912
Devon Energy Corp.	13,033	895
Apache Corp.	9,553	719
Anadarko Petroleum Corp.	6,863	657
Baker Hughes, Inc.	9,864	589
* Transocean Inc.	9,539	585
EOG Resources, Inc.	6,950	521
XTO Energy, Inc.	9,971	452
Williams Cos., Inc.	16,576	415
Chesapeake Energy Corp.	9,370	358
BJ Services Co.	9,451	340
* National Oilwell Varco Inc.	5,061	333
* Nabors Industries, Inc.	4,579	329
Peabody Energy Corp.	3,809	321
Kerr-McGee Corp.	3,297	320
Sunoco, Inc.	3,993	312
GlobalSantaFe Corp.	6,651	303
* Weatherford International Ltd.	4,112	282
Noble Corp.	3,990	273
El Paso Corp.	19,085	265
* Ultra Petroleum Corp.	4,370	249
Noble Energy, Inc.	5,046	237
Pioneer Natural Resources Co.	4,170	229
Smith International, Inc.	6,143	205
ENSCO International, Inc.	4,380	204
CONSOL Energy, Inc.	2,658	203
* Newfield Exploration Co.	3,455	170
Patterson-UTI Energy, Inc.	4,653	168
Equitable Resources, Inc.	3,388	132
* Pride International, Inc.	4,576	130
* Cooper Cameron Corp.	1,619	120
Diamond Offshore Drilling, Inc.	1,935	119
* NRG Energy, Inc.	2,591	110
Rowan Cos., Inc.	3,108	110
* Cimarex Energy Co.	2,350	107
Pogo Producing Co.	1,780	105

		15,201

Materials & Processing (3.4%)
Dow Chemical Co.	27,989	1,166
E.I. du Pont de Nemours & Co.	29,051	1,138
Alcoa Inc.	25,478	622
Newmont Mining Corp. (Holding Co.)	12,977	612
Weyerhaeuser Co.	7,125	490
Monsanto Co.	7,798	489
Praxair, Inc.	9,413	451
Archer-Daniels-Midland Co.	17,257	426
International Paper Co.	13,522	403
Masco Corp.	12,728	390
Phelps Dodge Corp.	2,860	372
Air Products & Chemicals, Inc.	6,692	369
PPG Industries, Inc.	5,004	296
Nucor Corp.	4,651	274
Freeport-McMoRan Copper & Gold, Inc. Class B	5,187	252
American Standard Cos., Inc.	5,281	246
Georgia Pacific Group	6,828	233
Vulcan Materials Co.	2,956	219
Precision Castparts Corp.	3,839	204
Lyondell Chemical Co.	6,547	187
Ecolab, Inc.	5,627	180
Rohm & Haas Co.	4,257	175
Bunge Ltd.	3,179	167
Fluor Corp.	2,494	161
Sherwin-Williams Co.	3,503	154
MeadWestvaco Corp.	5,386	149
Avery Dennison Corp.	2,764	145
United States Steel Corp.	3,318	141
Sigma-Aldrich Corp.	2,073	133
The St. Joe Co.	2,090	130
Temple-Inland Inc.	3,045	124
* Sealed Air Corp.	2,440	116
Ball Corp.	3,039	112
Eastman Chemical Co.	2,306	108
* Energizer Holdings, Inc.	1,889	107
Ashland, Inc.	1,938	107
* Jacobs Engineering Group Inc.	1,588	107
Engelhard Corp.	3,603	101
* Owens-Illinois, Inc.	4,350	90
Chemtura Corp.	6,743	84
* Smurfit-Stone Container Corp.	7,307	76
* Pactiv Corp.	4,316	76
Sonoco Products Co.	2,703	74
Bemis Co., Inc.	2,947	73
Valspar Corp.	2,904	65
Lafarge North America Inc.	948	64
* The Mosaic Co.	3,901	62
* Huntsman Corp.	2,498	49
Bowater Inc.	1,725	49
Packaging Corp. of America	1,925	37

		12,055

Producer Durables (4.3%)
United Technologies Corp.	29,871	1,549
The Boeing Co.	21,861	1,485
Caterpillar, Inc.	19,956	1,172
Emerson Electric Co.	12,137	871
Applied Materials, Inc.	47,800	811
Lockheed Martin Corp.	10,971	670
Illinois Tool Works, Inc.	7,243	596
Northrop Grumman Corp.	9,390	510
Deere & Co.	7,026	430
* Agilent Technologies, Inc.	12,861	421
Danaher Corp.	7,162	386
* Xerox Corp.	27,802	379
Ingersoll-Rand Co.	9,785	374
D. R. Horton, Inc.	8,199	297
* American Tower Corp. Class A	11,638	290
KLA-Tencor Corp.	5,720	279
Pitney Bowes, Inc.	6,649	278
Pulte Homes, Inc.	6,358	273
Rockwell Collins, Inc.	5,098	246
Dover Corp.	6,025	246
Centex Corp.	3,701	239
Parker Hannifin Corp.	3,486	224
* Lexmark International, Inc.	3,612	220
Lennar Corp. Class A	3,536	211
Cooper Industries, Inc. Class A	2,686	186
KB HOME	2,379	174
* NVR, Inc.	182	161
* Crown Castle International Corp.	6,411	158
* Toll Brothers, Inc.	3,401	152
* Waters Corp.	3,498	145
Goodrich Corp.	3,272	145
* Thermo Electron Corp.	4,632	143
W.W. Grainger, Inc.	2,273	143
American Power Conversion Corp.	4,990	129
* LAM Research Corp.	4,004	122
Garmin Ltd.	1,725	117
Novellus Systems, Inc.	4,031	101
Pentair, Inc.	2,769	101
Pall Corp.	3,559	98
* Teradyne, Inc.	5,639	93
* Alliant Techsystems, Inc.	1,129	84
Diebold, Inc.	2,108	73
Hubbell Inc. Class B	1,475	69
Tektronix, Inc.	2,614	66
Molex, Inc. Class A	2,470	64
Molex, Inc.	1,775	47

		15,028

Technology (13.6%)
Microsoft Corp.	283,403	7,292
Intel Corp.	179,990	4,437
International Business Machines Corp.	46,990	3,770
* Cisco Systems, Inc.	186,309	3,341
Hewlett-Packard Co.	84,325	2,462
* Dell Inc.	67,107	2,295
QUALCOMM Inc.	47,623	2,131
Texas Instruments, Inc.	48,399	1,641
Motorola, Inc.	71,453	1,578
* Oracle Corp.	112,283	1,391
* Apple Computer, Inc.	24,036	1,289
* EMC Corp.	70,012	906
* Corning, Inc.	41,948	811
* Symantec Corp.	34,675	786
General Dynamics Corp.	4,978	595
Raytheon Co.	13,186	501
Adobe Systems, Inc.	14,227	425
* Lucent Technologies, Inc.	128,488	418
Maxim Integrated Products, Inc.	9,556	408
Analog Devices, Inc.	10,758	400
* Sun Microsystems, Inc.	99,238	389
Computer Associates International, Inc.	13,735	382
* Broadcom Corp.	8,049	378
* Accenture Ltd.	14,279	364
Electronic Data Systems Corp.	15,121	339
Linear Technology Corp.	8,843	332
* Juniper Networks, Inc.	13,572	323
Autodesk, Inc.	6,673	310
* Advanced Micro Devices, Inc.	11,510	290
Rockwell Automation, Inc.	5,403	286
Xilinx, Inc.	10,233	285
* Marvell Technology Group Ltd.	5,853	270
National Semiconductor Corp.	10,221	269
* Computer Sciences Corp.	5,515	261
L-3 Communications Holdings, Inc.	3,274	259
* SanDisk Corp.	5,290	255
* Network Appliance, Inc.	10,195	242
* Micron Technology, Inc.	17,707	235
* Intuit, Inc.	5,112	229
* Flextronics International Ltd.	16,515	212
* Altera Corp.	10,708	205
* Affiliated Computer Services, Inc. Class A	3,525	192
* Freescale Semiconductor, Inc. Class B	7,754	183
* Cognizant Technology Solutions Corp.	3,920	183
Microchip Technology, Inc.	5,987	180
* NCR Corp.	5,441	174
Seagate Technology	10,942	173
Scientific-Atlanta, Inc.	4,410	165
Harris Corp.	3,900	163
* NVIDIA Corp.	4,621	158
* Comverse Technology, Inc.	5,899	155
* Jabil Circuit, Inc.	4,939	153
Siebel Systems, Inc.	14,342	148
* McAfee Inc.	4,684	147
* BMC Software, Inc.	6,352	134
* Tellabs, Inc.	12,640	133
Applera Corp.-Applied Biosystems Group	5,663	132
* Cadence Design Systems, Inc.	8,112	131
* Avaya Inc.	12,400	128
* Citrix Systems, Inc.	4,909	123
* NAVTEQ Corp.	2,345	117
* Solectron Corp.	28,386	111
* LSI Logic Corp.	11,024	109
* Compuware Corp.	11,129	106
Amphenol Corp.	2,620	106
* Red Hat, Inc.	4,974	105
* BEA Systems, Inc.	11,008	99
* Mercury Interactive Corp.	2,456	97
* JDS Uniphase Corp.	42,931	95
Intersil Corp.	4,351	95
* QLogic Corp.	2,652	91
* Ceridian Corp.	4,279	89
* International Rectifier Corp.	1,959	88
* Freescale Semiconductor, Inc. Class A	3,760	88
* Novell, Inc.	10,900	81
* Zebra Technologies Corp. Class A	2,028	79
* Synopsys, Inc.	4,177	79
* Ingram Micro, Inc. Class A	3,890	72
Symbol Technologies, Inc.	6,962	67
* Sanmina-SCI Corp.	15,091	65
* Unisys Corp.	9,734	65
* Vishay Intertechnology, Inc.	4,952	59
* Agere Systems Inc.	5,274	55
* Fairchild Semiconductor International, Inc.	3,463	51
National Instruments Corp.	1,688	42
AVX Corp.	1,579	20

		48,078

Utilities (7.1%)
Verizon Communications Inc.	80,588	2,634
SBC Communications Inc.	96,514	2,313
Sprint Nextel Corp.	81,794	1,945
BellSouth Corp.	53,376	1,404
* Comcast Corp. Class A	37,785	1,110
Exelon Corp.	19,478	1,041
Dominion Resources, Inc.	9,915	854
Duke Energy Corp.	27,035	789
Southern Co.	21,701	776
TXU Corp.	6,647	750
* Comcast Corp. Special Class A	24,284	699
Alltel Corp.	10,022	653
FPL Group, Inc.	10,862	517
FirstEnergy Corp.	9,626	502
AT&T Corp.	23,263	461
Entergy Corp.	6,149	457
Public Service Enterprise Group, Inc.	6,949	447
American Electric Power Co., Inc.	11,169	443
PG&E Corp.	10,981	431
Edison International	9,071	429
PPL Corp.	10,996	355
Consolidated Edison Inc.	7,107	345
Constellation Energy Group, Inc.	5,174	319
Progress Energy, Inc.	6,911	309
Ameren Corp.	5,753	308
Sempra Energy	6,309	297
* AES Corp.	18,062	297
Kinder Morgan, Inc.	2,902	279
Cinergy Corp.	5,573	247
DTE Energy Co.	5,061	232
Xcel Energy, Inc.	11,696	229
Questar Corp.	2,440	215
* Cablevision Systems NY Group Class A	6,491	199
NiSource, Inc.	7,811	189
* Qwest Communications International Inc.	44,995	184
KeySpan Corp.	5,015	184
MCI Inc.	7,172	182
* NII Holdings Inc.	2,024	171
Wisconsin Energy Corp.	3,424	137
Citizens Communications Co.	9,962	135
* NTL Inc.	1,991	133
SCANA Corp.	3,143	133
Pinnacle West Capital Corp.	2,863	126
Pepco Holdings, Inc.	5,384	125
CenterPoint Energy Inc.	8,010	119
CenturyTel, Inc.	3,290	115
MDU Resources Group, Inc.	3,089	110
TECO Energy, Inc.	5,971	108
Energy East Corp.	4,266	107
DPL Inc.	3,635	101
Alliant Energy Corp.	3,329	97
NSTAR	3,100	90
* Nextel Partners, Inc.	3,479	87
Northeast Utilities	3,750	75
Telephone & Data Systems, Inc.	1,875	73
Telephone & Data Systems, Inc. - Special Common Shares	1,075	40
* U.S. Cellular Corp.	475	25

		25,132

Other (4.8%)
General Electric Co.	309,150	10,409
Tyco International Ltd.	58,871	1,640
3M Co.	21,337	1,565
Honeywell International Inc.	23,588	885
* Berkshire Hathaway Inc. Class B	241	658
Johnson Controls, Inc.	5,639	350
Fortune Brands, Inc.	4,239	345
ITT Industries, Inc.	2,597	295
Eaton Corp.	4,150	264
Textron, Inc.	3,511	252
SPX Corp.	2,160	99
Brunswick Corp.	2,630	99
Hillenbrand Industries, Inc.	1,615	76

		16,937

TOTAL COMMON STOCKS
(Cost $343,677)		353,841

TEMPORARY CASH INVESTMENTS (0.1%)

** Vanguard Market Liquidity Fund, 3.744%	372,958	373
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $373)		373

TOTAL INVESTMENTS (100.1%)
(Cost $344,050)		354,214

OTHER ASSETS AND LIABILITIES—Net (-0.1%)		(214)

NET ASSETS (100%)		$354,000

  *Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2005, the cost of investment securities for tax purposes was $344,050,000. Net unrealized appreciation of investment securities for tax purposes was $10,164,000, consisting of unrealized gains of $23,769,000 on securities that had risen in value since their purchase and $13,605,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 16, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 16, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.